Document and Entity Information (USD $)	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	AngloGold Ashanti LTD
CIK	0001067428
DocumentType	20-F
End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float	$ 15,955,626,018
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Common Stock [Member]
Entity Common Stock Shares Outstanding	382,242,343
E Ordinary Shares [Member]
Entity Common Stock Shares Outstanding	2,582,962
A Redeemable Preference Shares [Member]
Entity Common Stock Shares Outstanding	2,000,000
B Redeemable Preference Shares [Member]
Entity Common Stock Shares Outstanding	778,896

Statement of Earnings (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement Of Income [Abstract]
Sales and other income	$ 6,642	$ 5,402	$ 3,954
Product sales	6,570	5,334	3,784
Interest, dividends and other	72	68	170
Costs and expenses	4,521	5,021	4,852
Production costs	2,977	2,656	2,229
Exploration costs	279	206	150
Related party transactions	(12)	(15)	(18)
General and administrative	287	228	158
Royalties	193	142	84
Market development costs	9	14	10
Depreciation, depletion and amortization	789	720	615
Impairment of assets	17	91	8
Interest expense	178	151	123
Accretion expense	28	22	17
Employment severance costs	15	23	14
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(43)	(3)	10
Non-hedge derivative (gain)/loss and movement on bonds	(196)	786	1,452
Other operating items	0	0	0
Income/(loss) from continuing operations before income tax and equity income in associates	2,121	381	(898)
Taxation benefit/(expense)	(705)	(255)	33
Equity income/(loss) in associates	59	40	88
Equity Income In Subsidiaries	0	0	0
Net income/(loss) from continuing operations	1,475	166	(777)
Preferred Stock Dividends	0	0	0
Net income/(loss)	1,475	166	(777)
Less: Net income attributable to noncontrolling interests	(50)	(54)	(48)
Net income/(loss) - attributable to AngloGold Ashanti	1,425	112	(825)
Common Stock [Member]
Statement Of Income [Abstract]
Net income/(loss) - attributable to AngloGold Ashanti	1,420	112	(820)
Earnings Per Share, Basic [Abstract]
Ordinary shares	$ 3.71	$ 0.3	$ (2.3)
Ordinary shares - diluted	$ 3.17	$ 0.3	$ (2.3)
Ordinary shares - weighted (Shares)	383,010,809	368,688,159	357,355,126
Ordinary shares - diluted weighted (Shares)	418,107,439	370,257,765	357,355,126
Dividend paid per ordinary share (cents)	$ 0.34	$ 0.18	$ 0.13
E Ordinary Shares [Member]
Statement Of Income [Abstract]
Net income/(loss) - attributable to AngloGold Ashanti	$ 5	$ 0	$ (5)
Earnings Per Share, Basic [Abstract]
Ordinary shares	$ 1.85	$ 0.15	$ (1.15)
Ordinary shares - diluted	$ 1.71	$ 0.15	$ (1.15)
Ordinary shares - weighted (Shares)	2,950,804	3,182,662	3,873,169
Ordinary shares - diluted weighted (Shares)	2,950,804	3,182,662	3,873,169
Dividend paid per ordinary share (cents)	$ 0.17	$ 0.09	$ 0.07

Statement of Financial Position (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Current Assets	$ 2,631	$ 1,997
Cash and cash equivalents	1,112	575
Restricted cash	35	10
Receivables	351	298
Trade	46	53
Recoverable taxes, rebates, levies and duties	170	156
Other	135	89
Inventories	959	792
Materials on the leach pad	98	91
Derivatives	0	1
Deferred taxation assets	75	214
Assets held for sale	1	16
Property, plant and equipment, net	6,123	5,926
Acquired properties, net	779	836
Goodwill	182	180
Other intangibles, net	31	17
Derivatives	0	0
Other long-term inventory	31	27
Materials on the leach pad	393	331
Other long-term assets	1,001	1,073
Deferred taxation assets	14	1
Total assets	11,185	10,388
LIABILITIES AND EQUITY
Current liabilities	919	1,004
Trade accounts payable	473	404
Payroll and related benefits	186	175
Other current liabilities	120	153
Derivatives	0	0
Short-term debt	30	133
Short-term debt at fair value	2	2
Tax payable	108	134
Liabilities held for sale	0	3
Other non-current liabilities	63	69
Long-term debt	1,715	1,730
Long-term debt at fair value	758	872
Derivatives	93	176
Deferred taxation liabilities	1,242	1,200
Provision for environmental rehabilitation	653	530
Provision for labor, civil, compensation claims and settlements	35	38
Provision for pension and other post-retirement medical benefits	185	180
Commitments and Contingencies	0	0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	5,522	4,589
Common stock
Share capital - 600,000,000 (2010 - 600,000,000) authorized common stock of 25 ZAR cents each. Share capital - 4,280,000 (2010 - 4,280,000) authorized E ordinary shares of 25 ZAR cents each. Ordinary shares issued 2011 - 381,915,437 (2010 - 380,769,139). E ordinary shares issued 2011 - 1,050,000 (2010 - 1,120,000)	13	13
Additional paid in capital	8,740	8,670
Accumulated deficit	(2,575)	(3,869)
Accumulated Other Comprehensive Income	(832)	(385)
Other reserves	36	37
Total AngloGold Ashanti stockholders' equity	5,382	4,466
Noncontrolling interests	140	123
Total liabilities and equity	$ 11,185	$ 10,388

Statement of Financial Position (Parentheticals) (ZAR)	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2011 E Ordinary Shares [Member]	Dec. 31, 2010 E Ordinary Shares [Member]
Balance Sheet
Common Stock Par Or Stated Value Per Share	0.25	0.25	0.25	0.25
Common Stock Shares Authorized	600,000,000	600,000,000	4,280,000	4,280,000
Common Stock Shares Issued	381,915,437	380,769,139	1,050,000	1,120,000

Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Cash Flows
Net cash provided by operating activities	$ 2,550	$ 1,038	$ 443
Net income/(loss)	1,475	166	(777)
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	27	22	18
Depreciation, depletion and amortization	789	720	615
Impairment of assets	17	91	8
Deferred taxation	299	138	(199)
Cash utilized for hedge book settlements	0	(2,611)	(797)
Movement in non-hedge derivatives and bonds	(196)	2,544	1,689
Equity (income)/loss in associates	(59)	(40)	(88)
Dividends received from associates	111	143	101
Other non cash items	29	48	(125)
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	189	131	19
Effect of changes in operating working capital items:
Receivables	(13)	(153)	(44)
Inventories	(244)	(215)	(169)
Accounts payable and other current liabilities	126	54	192
Net cash used in investing activities	(1,603)	(1,887)	(268)
Available for sale investments acquired	(47)	(22)	(12)
Held to maturity investments acquired	(100)	(92)	(77)
Associates and equity accounted joint ventures acquired	(8)	(3)	(354)
Contributions to associates and equity accounted joint ventures	(107)	(41)	0
Proceeds on disposal of associates	0	1	0
Associates and equity accounted joint ventures loans advanced	(25)	(3)	(2)
Associates loans repaid	0	0	0
Additions to property, plant and equipment	(1,393)	(973)	(1,019)
Expenditure on intangible assets	(16)	0	0
Proceeds on sale of mining assets	19	69	1,142
Proceeds on sale of available for sale investments	2	79	2
Proceeds on redemption of held to maturity investments	89	63	79
Cash Outflows From Derivatives Purchased	0	(984)	(18)
Cash inflows from derivatives purchased	0	0	0
Proceeds on disposal of subsidiary	9	0	0
Net loans receivable advanced	0	(6)	0
Loans receivable repaid	4	0	1
Cash of subsidiary disposed	(11)	0	0
Change in restricted cash	(19)	25	(10)
Net cash generated/(used) by financing activities	(319)	230	303
Short-term debt repaid	(118)	(1,522)	(1,867)
Short-term debt raised	9	363	1,014
Issuance of stock	10	798	306
Share issue expenses	(1)	(20)	(11)
Long-term debt repaid	(150)	(120)	(864)
Long-term debt raised	100	1,953	1,760
Debt issue costs	0	(39)	(14)
Cash Outflows From Derivatives With Financing	0	(1,066)	0
Cash inflows from derivatives with financing	0	0	35
Dividends paid to common stockholders	(131)	(67)	(45)
Dividends paid to noncontrolling interests	(38)	(50)	(11)
Net increase/(decrease) in cash and cash equivalents	628	(619)	478
Effect of exchange rate changes on cash	(102)	105	47
Cash and cash equivalents at beginning of period	575	1,100	575
Cash and cash equivalents at ending of period	1,112	575	1,100
Cash and cash equivalents of held for sale assets		11
Cash and cash equivalents - December 31	586	586
Cash and cash equivalents - January 1	$ 586	$ 586

Statement of Shareholders' Equity (USD $) In Millions, except Share data	Total	Kibali Goldmines [Member]	Common Stock [Member]	Common Stock [Member] Kibali Goldmines [Member]	Additional Paid In Capital Member	Additional Paid In Capital Member Kibali Goldmines [Member]	Accumulated other comprehensive income		Deficit accumulated		Other Reserves [Member]	Non-controlling interests
Opening balance at Dec. 31, 2008	$ 3,406		$ 12		$ 7,502		$ (1,148)		$ (3,044)		$ 0	$ 84
Opening balance (shares) at Dec. 31, 2008			354,027,761
Net income/(loss)	(777)								(825)			48
Translation gain/(loss)	326						320					6
Net loss on cash flow hedges removed from other comprehensive income and reported in income, net of tax	98						97					1
Net loss on cash flow hedges, net of tax	(12)						(12)
Hedge ineffectiveness on cash flow hedges, net of tax	5						5
Net loss on available-for-sale financial assets arising during the period, net of tax	72						72
Release on disposal of available-for-sale financial assets during the period, net of tax	0
Realized loss in earnings on available-for-sale financial assets during the period, net of tax	12						12
Other comprehensive income	501
Comprehensive (loss) income	(276)
Share of capital transaction at equity accounted joint venture	37										37
Stock Issued During Period Shares Acquisitions (shares)		7,624,162		7,624,162
Stock Issued During Period Value Acquisitions	280	280		0		280
Stock issues as part of Share Incentive Scheme (Shares)	1,131,916		1,131,916
Stock issues as part of Share Incentive Scheme	25		0		25
Stock issues in exchange for E Ordinary shares cancelled (Shares)	1,181		1,181
Stock issues in exchange for E Ordinary shares cancelled	3		0		3
Stock issues transferred from Employee Share Ownership Plan to exiting employees (Shares)	189,787		189,787
Stock issues transferred from Employee Share Ownership Plan to exiting employees	7		0		7
Stock based compensation expense	19				19
Dividend	(56)								(45)			(11)
Closing balance at Dec. 31, 2009	3,445		12		7,836		(654)		(3,914)		37	128
Closing balance (shares) at Dec. 31, 2009			362,974,807
Net income/(loss)	166								112			54
Translation gain/(loss)	234						229					5
Net loss on cash flow hedges removed from other comprehensive income and reported in income, net of tax	20						20
Net loss on available-for-sale financial assets arising during the period, net of tax	69						69
Release on disposal of available-for-sale financial assets during the period, net of tax	(51)						(51)
Realized loss in earnings on available-for-sale financial assets during the period, net of tax	2						2
Other comprehensive income	274
Comprehensive (loss) income	440
Stock issued as part of equity offering (shares)	18,140,000		18,140,000
Stock issued as part of equity offering	773		1		772
Stock issues as part of Share Incentive Scheme (Shares)	823,411		823,411
Stock issues as part of Share Incentive Scheme	26		0		26
Stock issues in exchange for E Ordinary shares cancelled (Shares)	0		0
Stock issues in exchange for E Ordinary shares cancelled	12		0		12
E Ordinary shares of common stock cancelled - Izingwe Holdings (Shares)			(280,000)
E Ordinary shares of common stock cancelled - Izingwe Holdings (Value)	0		0		0
Stock issues transferred from Employee Share Ownership Plan to exiting employees (Shares)	230,921		230,921
Stock issues transferred from Employee Share Ownership Plan to exiting employees	10		0		10
Stock based compensation expense	14				14
Dividend	(131)								(67)			(64)
Closing balance at Dec. 31, 2010	4,589		13		8,670		(385)		(3,869)		37	123
Closing balance (shares) at Dec. 31, 2010			381,889,139
Net income/(loss)	1,475								1,425			50
Translation gain/(loss)	(394)						(388)					(6)
Net loss on cash flow hedges removed from other comprehensive income and reported in income, net of tax	0
Net loss on available-for-sale financial assets arising during the period, net of tax	(81)						(81)
Release on disposal of available-for-sale financial assets during the period, net of tax	1						1
Realized loss in earnings on available-for-sale financial assets during the period, net of tax	21						21
Other comprehensive income	(453)
Comprehensive (loss) income	1,022
Share of equity accounted joint venture's other comprehensive income	(1)										(1)
Stock issues as part of Share Incentive Scheme (Shares)	889,593		889,593
Stock issues as part of Share Incentive Scheme	33		0		33
Stock issues in exchange for E Ordinary shares cancelled (Shares)	99,747		99,747
Stock issues in exchange for E Ordinary shares cancelled	20		0		20
E Ordinary shares of common stock cancelled - Izingwe Holdings (Shares)			(70,000)
E Ordinary shares of common stock cancelled - Izingwe Holdings (Value)	0		0		0
Stock issues transferred from Employee Share Ownership Plan to exiting employees (Shares)	156,958		156,958
Stock issues transferred from Employee Share Ownership Plan to exiting employees	7		0		7
Stock based compensation expense	10				10
Dividend	(158)								(131)			(27)
Closing balance at Dec. 31, 2011	$ 5,522		$ 13		$ 8,740		$ (832)	[1]	$ (2,575)	[2]	$ 36	$ 140
Closing balance (shares) at Dec. 31, 2011			382,965,437

[1]	The cumulative translation loss included in accumulated other comprehensive income amounted to $924 million (2010: $536 million). The translation loss has no tax effect. The cumulative charge, net of deferred taxation of $1 million (2010: $1 million), included in accumulated other comprehensive income in respect of cash flow hedges amounted to $2 million (2010: $2 million). The cumulative gain, net of deferred taxation of $nil million (2010: $nil million), included in accumulated other comprehensive income in respect of available for sale financial assets amounted to $30 million (2010: $89 million). The cumulative gain included in accumulated other comprehensive income in respect of the hedge of a net investment in foreign entities amounted to $64 million (2010: $64 million). This gain is offset by $64 million (2010: $64 million) arising from translation of net investments in foreign entities.
[2]	As at December 31, 2011 and 2010, $305 million and $133 million, respectively, of retained earnings arising from the Company's equity accounted joint ventures and certain subsidiaries may not be remitted without third-party shareholder consent.

Statement of Shareholders' Equity (Parentheticals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Stock Transactions, Parenthetical Disclosures [Abstract]
Accumulated Other Comprehensive Income Loss Foreign Currency Translation Adjustment Net Of Tax	$ 924	$ 536
Other Comprehensive Income Foreign Currency Translation Adjustment Tax	0	0
Accumulated Other Comprehensive Income Loss Cumulative Changes In Net Gain Loss From Cash Flow Hedges Effect Net Of Tax	2	2
Accumulated Other Comprehensive Income Loss Cumulative Deferred Tax Changes In Net Gain Loss From Cash Flow Hedges	1	1
Accumulated Other Comprehensive Income Loss Available For Sale Securities Adjustment Net Of Tax	30	89
Other Comprehensive Income Unrealized Holding Gain Loss On Securities Arising During Period Tax	0	0
Translation Adjustment For Net Investment Hedge Net Of Tax	64	64
Other Comprehensive Income Foreign Currency Transaction And Translation Adjustment Net Of Tax Period Increase Decrease	64	64
Retained Earnings Appropriated	$ 305	$ 133

Nature of operations	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements Disclosure [Abstract]
Nature Of Operations [Text Block]

AngloGold Limited was founded in June 1998 with the consolidation of the gold mining interests of Anglo American plc. AngloGold Ashanti Limited, as the company exists today, was formed on April 26, 2004 following the business combination between AngloGold and Ashanti Goldfields Company Limited.

AngloGold Ashanti is a global gold mining company headquartered in Johannesburg, South Africa. AngloGold Ashanti's main product is gold. As part of extracting gold the Company also produces silver, uranium oxide and sulfuric acid as by-products. The Company sells its products on world markets.

AngloGold Ashanti conducts gold-mining operations in the following regions, which represent its business segments:

• South Africa (comprising the Vaal River and West Wits operations)

• Continental Africa (comprising Ghana, Guinea, Mali, Namibia and Tanzania operations)

• Australasia (comprising Australia)

• Americas (comprising Argentina, Brazil and United States of America)

NATURE OF OPERATIONS

Accounting Changes	12 Months Ended
Dec. 31, 2011
New Accounting Pronouncements And Changes In Accounting Principles [Abstract]
Accounting Changes and Error Corrections [Text Block]

Disclosures about the credit quality of financing receivables and the allowance for credit losses

In July 2010, the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“the Codification” or “ASC”) guidance was issued for the disclosure of the allowance for credit losses and financing receivable modifications. The expanded disclosures include roll-forward schedules of the allowance for credit losses and enhanced disclosure of financing receivables that were modified during a reporting period and those that were previously modified and have re-defaulted. The new disclosure requirements are required for interim and annual periods beginning on or after December 15, 2010. Except for presentation changes, the adoption had no impact on the Company's financial statements.

In July 2010, the FASB issued guidance to address concerns about the sufficiency, transparency, and robustness of credit risk disclosures for financing receivables and the related allowance for credit losses. The guidance requires that entities disclose information at disaggregated levels. The expanded disclosures include information regarding the credit quality of receivables as of the end of a reporting period.

The new disclosure requirements apply to all entities that have lending arrangements in the form of receivables or a lessor's right to lease payments (other than operating leases), although disclosures for trade accounts receivable with a contractual maturity of one year or less are exempt. For public entities, the new disclosures are required for interim and annual periods ending on or after December 15, 2010. Except for disclosure changes, the adoption had no impact on the Company's financial statements.

Fair value measurements

In January 2010, the ASC guidance for disclosures about fair value measurements was updated, providing amendments to the guidance which requires entities to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers. The updated guidance further clarified the level of disaggregation required for assets and liabilities and the disclosures required for inputs and valuation techniques used to measure the fair value of assets and liabilities that fall in either Level 2 or Level 3. The disclosures related to Level 1 and Level 2 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2009. Except for disclosure changes, the adoption of the updated guidance had no material impact on the Company's financial statements.

In January 2010, the FASB ASC guidance for disclosures about fair value measurements was updated requiring level 3 disclosure details regarding separate information about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs. The disclosures related to Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. The adoption of the updated guidance had no impact on the Company's financial statements as the Company does not have Level 3 fair value measurements.

Interim disclosures about fair value of financial instruments

In April 2009, the FASB updated the ASC guidance for interim disclosures about fair value of financial instruments which requires disclosures about fair value of financial instruments for interim reporting periods as well as in annual financial statements. It is effective for interim reporting periods ending after June 15, 2009. Except for presentation changes, the adoption had no impact on the Company's financial statements.

Assets and liabilities from contingencies in business combinations

In April 2009, the FASB updated the ASC guidance for accounting for assets acquired and liabilities assumed in a business combination that arise from contingencies. The guidance addresses issues raised on initial recognition and measurement, subsequent measurement and accounting and disclosure of assets and liabilities arising from contingencies in a business combination. It is effective for assets or liabilities arising from contingencies in business combinations for which the acquisition date is on or after January 1, 2009. The Company adopted the provisions to be applied to all future business combinations.

Acquisitions and Disposals of Businesses and Assets	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Business Combinations [Abstract]
Mergers, Acquisitions and Dispositions Disclosures [Text Block]

2011 acquisitions

The Company made the following acquisition during the year:

Acquisition of an interest in First Uranium

On July 22, 2011, AngloGold Ashanti acquired 47,065,916 shares (or 19.79 percent) in First Uranium Corporation, a Canadian incorporated company, from Village Main Reef Limited, a South African incorporated company, at a price of CAD0.60 per share ($0.64 per share), representing an aggregate consideration of $30 million.

2011 disposal

The Company's disposal during the year included:

Disposal of ISSI

AngloGold Ashanti disposed of its subsidiary ISS International Limited ("ISSI") during the first quarter of 2011. The Company entered into a memorandum of understanding with The Institute of Mine Seismology relating to the disposal of ISSI. The sale was concluded on February 28, 2011, proceeds amounted to $9 million and the Company realized a profit of $2 million on disposal.

2010 disposals

The Company's disposals during the year included:

Disposal of Tau Lekoa

On February 17, 2009, AngloGold Ashanti announced the terms of the sale of its Tau Lekoa mine, together with the adjacent properties Weltevreden, Jonkerskraal and Goedgenoeg, to Simmer & Jack Mines Limited (“Simmers”). The sale was concluded effective August 1, 2010. The selling price of R600 million ($85 million) was payable in two tranches, R450 million ($64 million) was paid in cash on August 4, 2010 with the remaining R150 million ($21 million) (which was subject to certain offset adjustments) being settled on November 1, 2010.

Disposal of B2Gold

AngloGold Ashanti realized net proceeds of $68 million from the sale of its entire holding of 31,556,650 shares in Vancouver-based gold producer B2Gold Corp (“B2Gold”). This stake, equivalent to about 10.17 percent of B2Gold's outstanding shares, was sold on November 9, 2010 and the Company realized a profit of $45 million on disposal. The Company acquired a 15.9 percent direct interest in B2Gold during May 2008

2009 acquisitions

The Company made the following acquisitions during the year:

Acquisition of an effective 45 percent interest in the Kibali gold project

With effect from December 22, 2009, AngloGold Ashanti and Randgold Resources Limited (“Randgold”) each hold an effective 45 percent interest in the Kibali gold project (formerly the Moto gold project), while Société des Mines d'Or de Kilo-Moto (“SOKIMO”) (formerly L'Office des Mines d'Or de Kilo-Moto (“OKIMO”)), a Congolese parastatal, holds the remaining 10 percent stake, thereby maintaining the continued vested interest of the Government of the Democratic Republic of the Congo (“the DRC”) in the Kibali gold project.

The purchase price for the acquisition of AngloGold Ashanti's initial interest of 35 percent in the Kibali gold project was funded by an offering of 7,624,162 ordinary shares at an issue price of $37.25 per ADS (or R288.32 per ordinary share) which represented a 3 percent discount to the closing price of its ADS on the NYSE on August 31, 2009. The offering closed on September 8, 2009 and AngloGold Ashanti received total gross proceeds, before underwriting discounts and expenses, of $284 million. Total consideration for the effective 45 percent interest acquired in the Kibali gold project amounted to $345 million.

Acquisition of an additional interest in Sadiola

On December 29, 2009, AngloGold Ashanti, together with IAMGOLD Corporation purchased from the International Finance Corporation (“IFC”), the IFC's 6 percent stake in Société d'Exploitation des Mines d'or de Sadiola (“SEMOS”), which owns the Sadiola Gold Mine for $12 million (AngloGold Ashanti's share being $6 million) to be followed by contingent payments not exceeding $3 million (of which AngloGold Ashanti's share is $1.5 million). This transaction has resulted in AngloGold Ashanti and IAMGOLD each increasing their respective interest in Sadiola from 38 percent to 41 percent.

2009 disposal

The Company's disposal during the year included:

Disposal of Boddington Gold Mine

On January 28, 2009, AngloGold Ashanti announced that it had agreed to sell its 33.33 percent interest in the Boddington Gold Mine to Newmont Mining Corporation (“Newmont”). The transaction was completed on June 26, 2009 and the Company realized a profit of $56 million on the sale.

In terms of the agreement, the Company received payment of $750 million in cash during June 2009 and a further $240 million in December 2009. In addition, the Company is entitled to receive a royalty on any gold recovered or produced by the Boddington Gold Mine, where the gold price is in excess of Boddington Gold Mine's cash costs plus $600 per ounce. The royalty commenced on July 1, 2010 and is capped at a total amount of $100 million. All refunds and reimbursements between the Company and Newmont have been settled.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Significant Accounting Policies

Basis of presentation: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The Company presents its consolidated financial statements in United States dollars. The functional currency of a significant portion of the group's operations is the South African rand. Other main subsidiaries have functional currencies of US dollars and Australian dollars

Use of estimates: The preparation of the financial statements requires the Company's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. The determination of estimates requires the exercise of judgment based on various assumptions and other factors such as historical experience, current and expected economic conditions, and in some cases actuarial techniques. The Company regularly reviews estimates and assumptions that affect the annual financial statements, however, actual results could differ from those estimates.

The more significant areas requiring the use of management estimates and assumptions include mineral reserves that are the basis of future cash flow estimates and unit-of-production depreciation, depletion and amortization calculations; environmental, reclamation and closure obligations; estimates of recoverable gold and other materials in heap leach pads; asset impairments (including impairments of goodwill, long-lived assets, and investments); write-downs of inventory to net realizable value; post employment, post retirement and other employee benefit liabilities; valuation allowances for deferred taxation assets; reserves for contingencies and litigation; and the fair value and accounting treatment of financial instruments.

The following are the accounting policies used by the Company which have been consistently applied:

4.1

Consolidation

The consolidated financial information includes the financial statements of the Company and its subsidiaries. Where the Company has a direct or indirect controlling interest in an entity through a subsidiary, the entity is classified as a subsidiary. Interests in incorporated mining joint ventures in which the Company has joint control are accounted for by the equity method.

The financial statements of subsidiaries and the Environmental Trust Fund (a rehabilitation trust under the Company's control) are prepared for the same reporting period as the Company, using the same accounting policies, except for Rand Refinery Limited (a subsidiary of the Company) which reports on a three-month time lag. Adjustments are made to subsidiary financial results for material transactions and events in the intervening period.

Subsidiaries are consolidated from the date on which control is transferred. They are de-consolidated from the date on which control ceases.

All significant intercompany transactions and balances are eliminated in consolidation

4.2

Investments in equity investees (associates and incorporated joint ventures)

An associate is an entity other than a subsidiary in which the Company has a material long-term interest and in respect of which the Company has the ability to exercise significant influence over operational and financial policies, normally owning between 20 percent and 50 percent of the voting equity.

A joint venture is an entity in which the Company holds a long-term interest and which is jointly controlled by the Company and one or more external joint venture partners under a contractual arrangement that provides for strategic, financial and operating policy decisions relating to the activities requiring unanimous consent.

Investments in associates and incorporated joint ventures are accounted for using the equity method.

Goodwill relating to associates and incorporated joint ventures is included in the carrying value of the Company's investment. The total carrying value of equity accounted investments in associates and incorporated joint ventures, including goodwill, is evaluated for impairment when conditions indicate that a decline in fair value below the carrying amount is other than temporary or at least annually. When an impairment indicator exists, the carrying value of the Company's investment in those entities is written down to its fair value. The Company's share of results of equity accounted investees, that have financial years within three months of the fiscal year-end of the Company, is included in the consolidated financial statements based on the results reported by those investees for their financial years. There were no significant adjustments required to be made in respect of equity accounted investees which have financial years that are different to those of the Company.

Profits realized in connection with transactions between the Company and associated companies are eliminated in proportion to ownership.

4.3

Foreign currency transactions and foreign currency statements

Items included in the financial statements of each of the Company's entities are measured using the currency of the primary economic environment in which the entity operates (the 'functional currency').

Transactions and balances

Transactions in foreign currencies are converted at the rates of exchange ruling at the date of these transactions. Monetary assets and liabilities denominated in foreign currencies are translated at rates of exchange ruling at balance sheet date. Non-monetary items are translated at historic rates. Gains, losses and costs associated with foreign currency transactions are recognized in the income statement in the period to which they relate, except where hedge accounting is applied. These transactions are included in the determination of other income.

Group companies

The results and financial position of all group entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

  share capital and premium are translated at historical rates of exchange;
  equity items other than profit attributable to equity shareholders are translated at the closing rate;
  assets and liabilities for each balance sheet presented are translated at the closing rate;
  income and expenses for each income statement are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions); and
  all resulting exchange differences are recognized as a separate component of equity and included within accumulated other comprehensive income.

Exchange differences arising from the translation of the net investment in foreign operations, and of borrowings and other currency instruments designated as hedges of such investments, are taken to stockholders' equity on consolidation.

When a foreign operation is sold, cumulative exchange differences are recognized in the income statement as part of the gain or loss on sale.

Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the closing rate at each balance sheet date.

4.4

Segmental reporting

A segment is a group of assets and operations engaged in providing products or services that are subject to risks and returns that are different from those of other segments and are reported on a reporting segment basis using the management approach. This approach is based on the way management organizes segments within the Company for making operating decisions and assessing performance. The Chief Operating Decision Maker has determined that the Company operates primarily in the delivery of gold.

4.5

Cash and cash equivalents and restricted cash

Cash and cash equivalents consist of cash balances and highly liquid investments with an original maturity of three months or less. Due to the short maturity of cash equivalents, their carrying amounts approximate their fair value. Restricted cash, classified as short-term, is reported separately in the consolidated balance sheets. Cash that is restricted as to withdrawal or use for other than current operations is classified as non-current and is included in Other long-term assets.

4.6

Non-marketable debt securities

Investments in non-marketable debt securities, for which the Company does not control or exercise significant influence, are classified as held to maturity and are subsequently measured at amortized cost. If there is evidence that held to maturity financial assets are impaired the carrying amount is reduced and the loss recognized in the income statement.

4.7

Marketable equity investments and debt securities

Marketable equity investments and debt securities which are considered available-for-sale, are carried at fair value, and the unrealized gains and losses, net of tax, computed in marking these securities to market are reported within accumulated other comprehensive income in the period in which they arise. These amounts are removed from accumulated other comprehensive income and reported in income when the asset is derecognized or when there is evidence that the asset is impaired in accordance with the FASB ASC guidance on accounting for certain investments in debt and equity securities. AngloGold Ashanti considers several factors in determining other-than-temporary impairment losses: including the current and expected long-term business prospects of the issuer; the length of time and relative magnitude of the price decline and its ability and intent to hold the investment until the price recovers.

Marketable debt securities that are classified as held to maturity are subsequently measured at amortized cost. If there is evidence that held to maturity financial assets are impaired the carrying amount is reduced and the loss recognized in the income statement.

4.9

Development costs and stripping costs

Development costs relating to major programs at existing mines are capitalized. Development costs consist primarily of expenditures to initially establish a mine and to expand the capacity of operating mines.

Post production stripping costs are considered costs of the extracted minerals under a full absorption costing system and recognized as a component of inventory to be recognized in cost of sales in the same period as the revenue from the sale of the inventory. Additionally, capitalization of such costs only occurs to the extent inventory exists at the end of a reporting period.

Costs associated with the opening of a new pit, are capitalized as mine development costs.

4.8

Inventories

Inventories, including gold in process, gold on hand (doré/bullion), uranium oxide, sulfuric acid, ore stockpiles and supplies, are stated at the lower of cost or market value. Gold in process is valued at the average total production cost at the relevant stage of production as described below. The cost of gold, uranium oxide and sulfuric acid is determined principally by the weighted average cost method using related production costs.

Ore stockpiles are valued at the average moving cost of mining the ore. Supplies are valued at the lower of weighted average cost or market value. Heap leach pad materials are measured on an average total production cost basis.

The cost of inventory is determined using the full absorption costing method. Gold in process and ore stockpile inventory include all costs attributable to the stage of completion. Costs capitalized to inventory include amortization of property, plant and equipment and capitalized mining costs, direct and indirect materials, direct labor, shaft overhead expenses, repairs and maintenance, utilities, metallurgy costs, attributable production taxes and royalties, and directly attributable mine costs. Gold on hand (doré/bullion) includes all gold in process and refining costs. Ore is recorded in inventory when blasted underground, or when placed on surface stockpiles in the case of open-pit operations.

The costs of materials currently contained on the leach pad are reported as a separate line item and classified as either short-term or long-term. Materials on the leach pad are classified as short-term if the Company expects the related gold to be recovered within twelve months. The short-term portion is determined by multiplying the average cost per ounce in inventory by the expected production ounces for the next twelve months. Heap leach pad inventory occurs in two forms: (1) gold recoverable but yet to be dissolved (i.e. gold still in the ore), and (2) gold recoverable from gold dissolved in solution within the leach pad (i.e. pore water). This estimate was used in determining the short-term portion of materials on the leach pad.

4.10

Depreciation, depletion and amortization

Mine development costs, mine plant facilities and other fixed assets

Mine development costs, mine plant facilities and other fixed assets are recorded at cost less accumulated amortization and impairments. Cost includes pre-production expenditure incurred during the development of a mine and the present value of future decommissioning costs.

Capitalized mine development costs include expenditure incurred to develop new orebodies, to define further mineralization in existing orebodies and to expand the capacity of a mine. Where funds have been borrowed specifically to finance a project, the amount of interest capitalized represents the actual borrowing costs incurred.

Depreciation, depletion and amortization of mine development costs are computed principally by the units-of-production method based on estimated proven and probable mineral reserves. Proven and probable mineral reserves reflect estimated quantities of economically recoverable reserves which can be recovered in the future from known mineral deposits.

Mine plant facilities are amortized using the lesser of their useful life or units-of-production method based on estimated proven and probable mineral reserves. Main shafts are depleted using the units-of-production method based on total proven and probable reserves as the shaft will be used over the life of the mine. Other infrastructure costs including ramps, stopes, laterals, etc. and ore reserve development are depleted using proven and probable reserves applicable to that specific area. When an area is vacated and there is no longer an intention to mine due to a change in mine plans, all costs that have not been depleted are written off.

Other fixed assets comprising vehicles and computer equipment, are depreciated by the straight-line method over their estimated useful lives as follows:

  vehicles up to five years; and
  computer equipment up to three years.

Acquired properties

Acquired properties are carried at amortized cost. Purchased undeveloped mineral interests are acquired mineral rights and are recorded as tangible assets as part of acquired properties. The amount capitalized related to a mineral interest represents its fair value at the time it was acquired, either as an individual asset purchase or as a part of a business combination. “Brownfield” stage mineral interests represent interests in properties that are believed to potentially contain other mineralized material, such as measured, indicated or inferred mineral resources with insufficient drill spacing to qualify as proven and probable mineral reserves, that is in proximity to proven and probable mineral reserves and within an immediate mine structure. “Greenfield” stage mineral interests represent interests in properties that are other mine-related or greenfields exploration potential that are not part of measured or indicated resources and are comprised mainly of material outside of a mine's infrastructure. The Company's mineral rights are enforceable regardless of whether proven and probable mineral reserves have been established. The Company has the ability and intent to renew mineral rights where the existing term is not sufficient to recover all identified and valued proven and probable mineral reserves and/or undeveloped mineral interests.

Both Brownfield properties and Greenfield mineral interests are carried at acquired costs until such time as a mineral interest enters the production stage and are amortized using the unit-of-production method based on estimated proven and probable mineral reserves.

Both Brownfield properties and Greenfield mineral interests are evaluated for impairment as held-for-use assets in accordance with the Company's asset impairment accounting policy. See Note 4.13.

4.11

Other mining costs

Other mining costs including repair and maintenance costs incurred in connection with major maintenance activities are charged to the income statement as incurred.

4.12

Goodwill and other intangibles

Goodwill

Where an investment in a subsidiary, joint venture or an associate is made, any excess of the purchase price over the fair value of the attributable mineral reserves including value beyond proven and probable, acquired properties and other net assets is recognized as goodwill.

Goodwill relating to subsidiaries is tested for impairment at least annually or when indicators of impairment exist and is carried at cost less accumulated impairment losses. Potential impairment is identified by comparing the fair value of a reporting unit with its carrying amount. The fair value of a reporting unit is determined using an expected present value technique.

Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold. Goodwill is allocated to reporting units for the purpose of impairment testing.

Goodwill relating to incorporated joint ventures and associates is included within the carrying value of the investment in incorporated joint ventures and associates and tested for impairment when indicators exist. See Note 4.2.

The allocation of goodwill to an individual operating mine will result in an eventual goodwill impairment due to the wasting nature of the mine reporting unit. The Company performs its annual impairment review of assigned goodwill during the fourth quarter of each year.

Software

Software purchased, including direct costs associated with customization and installation of the software, is capitalized as other intangible assets.

Internally-developed software is capitalized when it meets the criteria for capitalization. Other software development expenditure is charged to the income statement as incurred. Software is amortized on a straight-line basis over its useful life which is determined to be the lesser of:

  the license period of the software;
  the period to the manufacturer's next announced upgrade that management intends to implement; or
  three years.

Useful lives are reviewed, and adjusted if appropriate, at the beginning of each financial year.

4.13

Asset impairment

The Company evaluates its held-for-use long lived assets for impairment when events or changes in circumstances indicate that the related carrying amount may not be recoverable. If the sum of estimated future cash flows on an undiscounted basis is less than the carrying amount of the related asset, including goodwill, if any, an asset impairment is considered to exist. The related impairment loss is measured by comparing estimated future cash flows on a discounted basis to the carrying amount of the asset. Management's estimate of future cash flows is subject to risk and uncertainties. It is therefore reasonably possible that changes could occur which may affect the recoverability of the group's mining assets. The Company records a reduction of a group of assets to fair value as a charge to earnings if expected future cash flows are less than the carrying amount. The Company estimates fair value by discounting the expected future cash flows using a discount factor that is commensurate with the risks involved, considering the term of the expected cash flows and any asset specific and country risks. In addition, an asset impairment is considered to exist where the fair value less costs to sell of an asset held for sale is below its carrying amount.

4.14

Borrowing costs

Interest on borrowings relating to the financing of major capital projects under construction is capitalized during the construction phase as part of the cost of the project. Such borrowing costs are capitalized over the period during which the asset is being acquired or constructed and borrowings have been incurred. Capitalization ceases when construction is interrupted for an extended period or when the asset is substantially complete. Other borrowing costs are expensed as incurred.

4.15

Leased assets

Assets subject to finance leases are capitalized at the lower of fair value or present value of minimum lease payments with the related lease obligation recognized at the same amount. Capitalized leased assets are depreciated over the shorter of their estimated useful lives and the lease term. Finance lease payments are allocated using the effective interest rate method, between the lease finance cost, which is included in finance costs, and the capital repayment, which reduces the liability to the lessor.

Operating lease rentals are charged against operating profits in a systematic manner related to the period the assets concerned will be used.

4.16

Provisions

Provisions are recognized when the Company has a present obligation, whether legal or constructive, as a result of a past event for which it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

Provisions are measured at the present value of management's best estimate of the expenditure required to settle the present obligation at the balance sheet date. The discount rate used to determine the present value reflects current market assessments of the time value of money and the risks specific to the liability.

4.17

Taxation

Current and deferred taxation is recognized as income or expense and included in the profit or loss for the period, except to the extent that the tax arises from a transaction or event which is recognized, in the same or a different period directly in equity; or a business combination that is an acquisition. See Note 4.22.

Current taxation is measured on taxable income at the applicable enacted statutory rates.

The Company's operation involves dealing with uncertainties and judgments in the application of complex tax regulations in multiple jurisdictions. The final taxes paid are dependent upon many factors, including negotiations with taxing authorities and resolution of disputes arising from federal, state, and international tax audits. A tax position is recognized in the financial statements when it is 'more-likely-than-not' that the tax position will be sustained upon examination by the relevant taxing authority based on the technical merits. The Company recognizes tax liabilities for anticipated tax audit issues in tax jurisdictions based on its estimate of whether, and the extent to which, additional taxes will be due. The Company recognizes interest and penalties, if any, in the income statement as part of taxation expense.

4.18

Asset retirement obligations and rehabilitation costs

The Company accounts for asset retirement obligations (“AROs”) in accordance with the FASB ASC guidance on accounting for asset retirement obligations.

AROs, also referred to as decommissioning costs, arise from the acquisition, development, construction and operation of mining property, plant and equipment, due to government controls and regulations that protect the environment on the closure and reclamation of mining properties. The fair value of a liability for an asset retirement obligation is recorded in the period in which it is incurred. When the liability is initially recorded, the cost is capitalized by increasing the carrying amount of the related long-lived asset. Over time, the liability is increased to reflect an interest element (accretion) considered in its initial measurement at fair value, and the capitalized cost is amortized over the useful life of the related asset. Where the obligation arises from activities that are operational in nature and does not give rise to future economic benefit, the capitalized cost is amortized in the period incurred. Upon settlement of the liability, a gain or loss will be recorded if the actual cost incurred is different from the liability recorded.

Rehabilitation costs and related liabilities are based on the Company's interpretation of current environmental and regulatory requirements.

Based on current environmental regulations and known rehabilitation requirements, management has included its best estimate of these obligations in its rehabilitation accrual. However, it is reasonably possible that the Company's estimates of its ultimate rehabilitation liabilities could change as a result of changes in regulations or cost estimates.

Environmental liabilities other than rehabilitation costs which relate to liabilities from specific events are accrued when they are known, probable and reasonably estimable.

4.19

Product sales

Revenue from product sales is recognized when:

  persuasive evidence of an arrangement exists;
  delivery has occurred or services have been rendered;
  the seller's price to the buyer is fixed or determinable; and
  collectability is reasonably assured.

The sales price, net of any taxes, is fixed on either the terms of gold sales contracts or the gold spot price.

4.20

Financial instruments

Financial instruments recognized on the balance sheet include investments, loans receivable, trade and other receivables, cash and cash equivalents, borrowings, derivatives, and trade and other payables. Financial instruments are initially measured at cost, including transaction costs, when the Company becomes a party to the contractual arrangements. Subsequent measurement of derivative instruments is dealt with below.

Derivatives

The Company accounts for derivative contracts in accordance with the FASB ASC guidance on accounting for derivative instruments and hedging activities, which requires all contracts that meet the definition of a derivative to be recognized on the balance sheet as either assets or liabilities and recorded at fair value. Gains or losses arising from remeasuring derivatives to fair value at each reporting period are accounted for either in the income statement or in accumulated other comprehensive income, depending on the use and designation of the derivative and whether it qualifies for hedge accounting. The key criterion which must be met in order to qualify for hedge accounting, is that the derivative must be highly effective in offsetting the change in the fair value or cash flows of the hedged item.

Contracts that meet the criteria for hedge accounting are designated as the hedging instruments hedging the variability of forecasted cash flows from capitalized expenditure and the sale of production into the spot market, and are classified as cash flow hedges. Where a derivative qualifies as the hedging instrument in a cash flow hedge, changes in fair value of the hedging instruments, to the extent effective, are deferred in accumulated other comprehensive income and reclassified to earnings as product sales or as an adjustment to depreciation expense pertaining to capital expenditure, when the hedged transaction occurs. The ineffective portion of changes in fair value of the cash flow hedging instruments is reported in earnings as gains or losses on non-hedge derivatives in the period in which they occur.

All other contracts not meeting the criteria for the normal purchases and sales exemption or hedge accounting are recorded at their fair market value, with changes in value at each reporting period recorded in earnings as gains or losses on non-hedge derivatives.

Cash flows from derivative instruments accounted for as cash flow hedges and non-hedge derivatives are included in net cash provided by operating activities in the consolidated statements of cash flows. Contracts that contain 'off-market' terms that result in the inflow of cash at inception are analogous to borrowing activities and, as such, are treated as financing activities. All current and future cash flows associated with such instruments are classified as financing activities within the consolidated statements of cash flows. Contracts that contain 'off-market' terms that result in the outflow of cash at inception are analogous to lending activities and, as such, are treated as investing activities. All current and future cash flows associated with such instruments are classified within the investing activities of the consolidated statements of cash flows.

The estimated fair values of derivatives are determined at discrete points in time based on relevant market information. These estimates are calculated with reference to the market rates using industry standard valuation techniques.

Certain derivative instruments are designated as hedges of foreign currency denominated borrowings and investments in foreign entities. This designation is reviewed at least quarterly, or as borrowing and investment levels change. The hedge amounts (to the extent effective) are recorded as an offset to the translation gains/losses being hedged.

4.21

Employee benefits

Pension obligations

Group companies operate various pension schemes. The schemes are funded through payments to insurance companies or trustee administered funds, determined by annual actuarial calculations. The Company has both defined benefit and defined contribution plans.

The current service cost in respect of defined benefit plans is recognized as an expense in the current year. Past service costs, experience adjustments, the effect of changes in actuarial assumptions and the effects of plan amendments in respect of existing employees are recognized as an expense or income as and when they arise. This method is applied consistently in each period end to all gains and losses.

The asset/liability recognized in the balance sheet in respect of defined benefit pension plans is the present value of the defined benefit obligation at the balance sheet date less the fair value of plan assets. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method.

The contributions on defined contribution plans are recognized as employee benefit expense when due. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in the future payments is available.

4.21

Other post-employment benefit obligations

Some group companies provide post-retirement healthcare benefits. The expected costs of these benefits are accrued over the period of employment using an accounting methodology on the same basis as that used for defined benefit pension plans. These obligations are valued annually by independent qualified actuaries. Actuarial gains and losses arising in the plan are recognized as income or expense as and when they arise.

Termination benefits

The Company recognizes termination benefits when it is demonstrably committed to either: terminating the employment of current employees according to a detailed formal plan; or providing termination benefits as a result of an offer made to encourage voluntary redundancy based on the number of employees expected to accept the offer. Benefits falling due more than twelve months after balance sheet date are discounted to present value.

4.22

Deferred taxation

The Company follows the liability method of accounting for deferred taxation whereby the Company recognizes the tax consequences of temporary differences by applying enacted tax rates applicable to future years to differences between financial statement amounts and the tax bases of certain assets and liabilities. Changes in deferred taxation assets and liabilities include the impact of any tax rate changes enacted during the year. Principal temporary differences arise from depreciation on property, plant and equipment, derivatives, provisions and tax losses carried forward. A valuation allowance is recorded to reduce the carrying amounts of deferred taxation assets if it is more likely than not that such assets will not be realized.

4.23

Dividends

Dividends are recognized when declared by the board of directors. Dividends may be payable in Australian dollars, South African rands, United Kingdom pounds or Ghanaian cedis. Dividends declared to foreign stockholders are not subject to approval by the South African Reserve Bank in terms of South African foreign exchange control regulations. Dividends are freely transferable to foreign stockholders from both trading and non-trading profits earned in South Africa by publicly listed companies. Under South African law, the Company may declare and pay dividends from any reserves included in total shareholders' equity (including share capital and premium) calculated in accordance with International Financial Reporting Standards (“IFRS”), subject to the solvency and liquidity test per the Companies Act.

4.24

Earnings per share

Earnings and diluted earnings per share have been calculated, for each class of common stock outstanding, using the two class method which requires that basic net income (loss) per share is computed using the weighted average number of shares outstanding during the period. Diluted net income (loss) per share is computed using the weighted average number of Ordinary shares and, if dilutive, potential common shares outstanding during the period. The computation of the diluted income (loss) per share of Ordinary shares assumes the conversion of E Ordinary shares.

The rights, including the liquidation, voting and dividend rights, of holders of Ordinary shares and E Ordinary shares are identical. As a result, the undistributed earnings for each year are allocated based on the contractual participation rights of the Ordinary and E Ordinary shares as if the earnings for the year had been distributed. As only 50 percent of dividends are paid to E ordinary share holders in cash (the remaining 50 percent reduces the exercise price of the E ordinary shares), the undistributed earnings are allocated between E ordinary shares and ordinary shares based on this proportionate basis. Further, as the Company assumes the conversion of E Ordinary shares in the computation of the diluted net income (loss) per share of Ordinary shares, the undistributed earnings are equal to net income (loss) for the computation.

4.25

Exploration and evaluation costs

The Company expenses all exploration costs until the directors conclude that a future economic benefit is more likely than not of being realized. In evaluating if expenditures meet this criterion to be capitalized, the directors utilize several different sources of information depending on the level of exploration. While the criteria for concluding that expenditure should be capitalized is always probable, the information that the directors use to make that determination depends on the level of exploration.

  Costs on greenfields sites, being those where the Company does not have any mineral deposits which are already being mined or developed, are expensed as incurred until the directors are able to demonstrate that future economic benefits are probable, which generally will be the establishment of proven and probable reserves at this location.

  Costs on brownfields sites, being those adjacent to mineral deposits which are already being mined or developed, are expensed as incurred until the directors are able to demonstrate that future economic benefits are probable, which generally will be the establishment of increased proven and probable reserves after which the expenditure is capitalized as a mine development cost.

  Costs relating to extensions of mineral deposits, which are already being mined or developed, including expenditure on the definition of mineralization of such mineral deposits, are capitalized as mine development costs.

Costs relating to property acquisitions are capitalized within development costs.

Drilling and related costs incurred on sites without an existing mine and on areas outside the boundary of a known mineral deposit that contain proven and probable reserves are recorded as exploration expenditures and are expensed as incurred.

Drilling and related costs incurred to define and delineate a residual mineral deposit that has not been classified as proven and probable reserves at a development stage or production stage mine are capitalized when management determines that there is sufficient evidence that the expenditure will result in a future economic benefit to the Company in the accounting period when the expenditure is made. Management evaluates whether or not there is sufficient geologic and economic certainty of being able to convert a residual mineral deposit into a proven and probable reserve at a development stage or production stage mine, based on the known geologic and metallurgy, existing mining and processing facilities, operating permits and environmental programs. Therefore prior to capitalizing such costs, management determines that the following conditions have been met:

a.       There is a probable future benefit;

b.       AngloGold Ashanti can obtain the benefit and control access to it; and

c.       The transaction or event giving rise to it has already occurred.

The Company understands that there is diversity in practice within the mining industry, in that some companies expense the drilling and related costs incurred to define and delineate residual mineral deposits that have not been classified as proven and probable reserves at a development stage or production stage mine. Had AngloGold Ashanti expensed such costs as incurred, net income, earnings per share and retained earnings would have been lower by the following amounts:

	2011	2010	2009
Net income ($ millions)	10	27	16
Earnings per share (1)(cents)	3	7	4

Retained income - January 1 ($ millions)	113	86	70
Retained income - December 31 ($ millions)	123	113	86

(1) Impact per basic and diluted earnings per common share.

4.26

Stock-based compensation plans

The Company's management awards certain employees stock options on a discretionary basis.

The fair value of the stock-based payments is calculated at grant date using an appropriate model. For equity settled stock-based payments, the fair value is determined using a Black-Scholes method and expensed on a straight-line basis over the vesting period based on the group's estimate of shares that will eventually vest.

Option schemes which include non-market vesting conditions have been calculated using the Black-Scholes model. For all other stock-based payments to employees the fair value is determined by reference to the market value of the underlying stock at grant date adjusted for the effects of the relevant terms and conditions.

For schemes with non-market related vesting conditions, the likelihood of vesting has been taken into account when determining the income statement charge. Vesting assumptions are reviewed during each reporting period.

Stock options are subject to a three year vesting condition and their fair value is recognized as an employee benefit expense with a corresponding increase in Additional paid in capital over the vesting period. The proceeds received, net of any directly attributable transaction costs are credited to Common stock and Additional paid in capital when the options are exercised.

4.27

Recent pronouncements

Goodwill impairment testing

In September 2011, the FASB issued updated guidance which simplifies how an entity tests goodwill for impairment. The guidance allows both public and nonpublic entities an option to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under that option, an entity no longer would be required to calculate the fair value of a reporting unit unless the entity determines, based on that qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The guidance also includes examples of the types of events and circumstances to consider in conducting the qualitative assessment. The amendments will be effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The Company does not expect the adoption of the updated guidance of how goodwill is tested for impairment to have a material impact on the Company's financial statements.

Presentation of comprehensive income

In June 2011, the FASB issued guidance for disclosures about comprehensive income. The guidance is intended to increase the prominence of other comprehensive income in financial statements. The main provisions of the guidance provide that an entity that reports items of other comprehensive income has the option to present comprehensive income in either one statement or two consecutive statements. The current option in US GAAP that permits the presentation of other comprehensive income in the statement of changes in equity will be eliminated. The amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and should be applied retrospectively. Early adoption is permitted. The Company plans to adopt the two consecutive statement approach and does not expect the adoption of this guidance to have a material impact on the Company's financial statements. In December 2011, the FASB deferred the requirement in the guidance to present reclassification adjustments for each component of accumulated other comprehensive income in both net income and other comprehensive income on the face of the financial statements. The amendments of this update are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011.

Fair value measurements

In May 2011, the FASB issued updated guidance on fair value measurement and disclosure requirements. The requirements do not extend the use of fair value accounting, but provide guidance on how it should be applied where its use is already required or permitted by other standards within US GAAP. The update will supersede most of the FASB ASC guidance for fair value measurements, although many of the changes are clarifications of existing guidance or wording changes. The amendments are effective in the first quarter of 2012. The Company does not expect the adoption of the updated guidance to have a material impact on the Company's financial statements.

Costs and Expenses	12 Months Ended
Dec. 31, 2011
Costs and Expenses Abstract
Costs And Expenses
Employment severance costs
	2011	2010	2009
	$	$	$
South Africa	9	19	10
Continental Africa	3	1	3
Americas	3	3	1
	15	23	14

Employee severance costs were due to retrenchments reflecting downsizing and rationalization of operations resulting in a planned reduction in workforce.

	Interest expense
		2011	2010	2009
		$	$	$
	Finance costs on rated bonds (1)	56	38	-
	Finance costs on convertible bonds (2)	25	22	18
	Finance costs on mandatory convertible bonds (3)	47	13	-
	Finance costs on bank loans and overdrafts	10	19	55
	Unwinding of discount on convertible bonds	28	27	18
	Amortization of deferred loan fees (4)	7	20	31
	Capital lease charges	5	5	3
	Discounting of non-current trade and other debtors	-	6	6
	Other	3	1	5
		181	151	136
	Less : Amounts capitalized on qualifying assets	(3)	-	(13)
		178	151	123

(1)	On April 28, 2010, AngloGold Ashanti Holdings plc issued $1.0 billion of 10-year and 30-year unsecured notes. The issue consisted of $700 million of 10-year unsecured notes at a semi-annual coupon of 5.375 percent and $300 million of 30-year unsecured notes at a semi-annual coupon of 6.5 percent. See Note 18.

(2)	The $1.0 billion 2.375 percent convertible bond (issued February 27, 2004) was repaid on February 27, 2009. On May 22, 2009, AngloGold Ashanti Holdings Finance plc issued $732.5 million 3.5 percent guaranteed convertible bonds due May 2014, convertible into ADSs. See Note 18.

(3)	In September 2010, AngloGold Ashanti Holdings Finance plc issued $789 million of mandatory convertible bonds at a coupon rate of 6 percent due in September 2013. See Note 18.

(4)	Includes a once-off charge of $8 million related to the cancellation of debt facilities during 2010.

	Impairment of assets

	Impairments are made up as follows:
		2011	2010	2009
		$	$	$
	South Africa
	Impairment of abandoned shaft pillar development at TauTona(1)	9	-	-
	Impairment and write-off of Savuka(2)	3	16	-
	Impairment and write-off of waste wash plant at Kopanang mine(3)	2	-	-
	Below 120 level at TauTona(4)	-	47	-
	Impairment of Tau Lekoa(5)	-	8	4
	Continental Africa
	Impairment and write-off of vehicles and mining equipment at Obuasi mine	2	-	-
	Impairment of Iduapriem obsolete tailings storage facility(6)	-	8	-
	Impairment and write-off of vehicles and heavy mining equipment at Geita mine	-	5	-
	Impairment and write-off of tailings treatment plant at Obuasi mine(7)	-	3	-
	Impairment and write-off of oxide treatment plant at Obuasi mine(8)	-	-	4
	Americas
	Write-off of mining assets at Serra Grande	-	3	-
	Other
	Impairment and write-off of various minor tangible assets and equipment	1	1	-
		17	91	8

(1)	Due to a change in the mine plan resulting from safety related concerns following seismic activity, the VCR shaft pillar and ore pass development have been abandoned and is no longer expected to generate future cash flows.
(2)	Due to a further change in the mine plan during 2011, the Savuka assets have been abandoned and are not expected to generate future cash flows.
(3)	The use of the waste wash plant was discontinued as it did not yield the desired benefit.
(4)	Due to a change in the mine plan resulting from safety related concerns following seismic activity, a portion of the below 120 level development has been abandoned and is not expected to generate future cash flows.
(5)	Following the classification of Tau Lekoa as held for sale in 2009, impairment testing was performed on the held for sale asset. As the estimated fair value less costs to sell did not support the carrying value, an impairment was recorded for held for sale assets. The sale of Tau Lekoa was concluded effective August 1, 2010.
(6)	The use of the tailings storage facility was discontinued as no further economic benefit is expected to be derived.
(7)	Due to safety related concerns the use of the tailings treatment plant was discontinued.
(8)	Due to damage suffered by the leach tanks of the treatment plant, its use was discontinued in 2009.

The following estimates and assumptions were used by management when reviewing goodwill and long-lived assets for impairment:

—	the gold price assumption represented management’s best estimate of the future price of gold. In arriving at the estimated long-term gold price, management considered all available market information including current prices, historical averages, and forward pricing curves. The long-term gold price is based on a range of economic and market conditions expected to exist over the remaining useful life of the assets; (1)
—	proven and probable ore reserves as well as value beyond proven and probable reserves estimates. For these purposes proven and probable ore reserves of approximately 75.6 million ounces (including joint ventures) as at December 31, 2011 were determined;
—	the real pre-tax discount rate is commensurate with the risks involved which is consistent with the basis used in 2010. The risk factors considered were country risk as well as asset risk for cash flows relating to mines that are not yet in production and deep level mining projects. The country risk factor was based on the Company’s internal assessment of country risk relative to the issues experienced in the countries in which it operates and explores;
—	foreign currency cash flows were translated at estimated forward exchange rates and then discounted using appropriate discount rates for that currency; and
—	cash flows used in impairment calculations were based on life of mine plans.

Estimates and assumptions used by management included the following:

		2011	2010	2009
		$ per ounce	$ per ounce	$ per ounce
(1)	Long-term real gold price	1,530	1,113	906

The real pre-tax discount rates applied in the 2011 impairment calculations on reporting units with significant assigned goodwill were as follows:

Percentage
Australasia
Sunrise Dam	8.4%
Americas
Cripple Creek	7.4%

In addition to the gold price and discount rate assumptions described above, the factors affecting the estimates include:

  changes in proven and probable ore reserves as well as value beyond proven and probable reserves;
  the grade of ore reserves as well as value beyond proven and probable reserves may vary significantly from time to time;
  differences between actual commodity prices and commodity price assumptions;
  unforeseen operational issues; and
  changes in capital, operating mining, processing and reclamation costs and foreign exchange rates.

	Environmental rehabilitation obligations
	Long-term environmental obligations comprising decommissioning and restoration are based on the Company’s environmental management plans, in compliance with the current environmental and regulatory requirements.

		$
	The following is a reconciliation of the total liabilities for asset retirement obligations:

	Balance as at December 31, 2010	530
	Additions to liabilities	5
	Liabilities settled	(18)
	Accretion expense	28
	Change in assumptions(1)	140
	Other movements	2
	Translation	(34)
	Balance as at December 31, 2011	653

(1)	Revisions relate to change in mine plans resulting in accelerated cash flows, change in economic assumptions and discount rates, change in design of tailing storage facilities and in methodology following requests from the environmental protection agency. These liabilities are anticipated to unwind beyond the end of the life of mine.

These liabilities mainly relate to obligations at the Company’s active and inactive mines to perform reclamation and remediation activities in order to meet applicable existing environmental laws and regulations.

Certain amounts have been contributed to a rehabilitation trust and environmental protection bond under the Company's control. The monies in the trust and bond are invested primarily in interest bearing debt securities and cash and are included in Other long-term assets in the Company’s consolidated balance sheet. Cash balances held in the trust and bond are classified as restricted cash and are included in Other long-term assets in the Company’s consolidated balance sheet. As at December 31, the carrying amounts and estimated fair values of balances held in the trust and bond were as follows:

	December 31, 2011		December 31, 2010

	Carrying		Carrying
	amount	Fair value	amount	Fair value
	$	$	$	$

Securities	111	114	117	118
Cash	22	22	32	32
	133	136	149	150

Operating lease charges

Operating lease rentals are charged against income in a systematic manner related to the period the leased property will be used. Lease charges relate mainly to the hire of plant and machinery and other land and buildings.

Operating leases for plant and machinery are for contracts entered into with mining contractors. The contracts are for specified periods and include escalation clauses. Renewals are at the discretion of the respective operating mine. Certain contracts include the provision of penalties payable on early exiting or cancellation.

Rental expense(1)
	2011	2010	2009
	$	$	$

Comprising of:
Minimum rentals	29	23	33

(1)Included in production costs for each period presented.

Future minimum rental payments are:
2012	23
2013	1
2014	1
Thereafter	-
	25

	(Profit)/loss on sale of assets, realization of loans, indirect taxes and other
		2011	2010	2009
		$	$	$
	Impairment of investments	21	2	12
	Loss on disposal of land, equipment and assets, mineral rights and exploration properties	8	19	13
	Black economic empowerment transaction restructuring costs for Izingwe Holdings (Proprietary) Limited	7	-	-
	Indirect tax expenses and legal claims(1)	6	17	29
	Royalties received(2)	(79)	(8)	-
	Insurance claim recovery on capital items at Obuasi	(3)	-	-
	Profit on disposal of the Company's subsidiary ISS International Limited(3)	(2)	-	-
	Reassessment of other receivables	(1)	9	7
	Mandatory convertible bonds underwriting and professional fees	-	26	-
	Loss on sale of Tau Lekoa Gold mine(4)	-	7	-
	Mining contractor termination costs	-	1	-
	Profit on disposal of investments(5)	-	(52)	-
	Net insurance claim recovery(6)	-	(19)	(7)
	(Recovery)/loss on consignment inventory	-	(5)	12
	Profit on disposal of joint venture interest in Boddington Gold mine in Australia(7)	-	-	(56)
		(43)	(3)	10

(1)	Indirect taxes and legal claims are in respect of:
	Guinea	9	10	7
	Ghana	5
	Argentina	2
	Namibia	1
	Tanzania	(10)	6	25
	Brazil	(1)		(3)
	South Africa		1

(2)	Royalties received include:
	Newmont Mining Corporation (2009 Boddington Gold mine sale)	(38)	(4)
	Franco Nevada Corporation (2011 sale of royalty stream in Ayanfuri mine)	(35)
	Simmers & Jack Mines Limited (2010 sale of Tau Lekoa Gold mine)	(5)	(3)
	Other royalties	(1)	(1)

(3)	ISS International Limited ("ISSI") was classified as held for sale effective November 3, 2010, after AngloGold Ashanti entered into a memorandum of understanding with the Institute of Mine Seismology for the disposal of ISSI. The sale was concluded on February 28, 2011.

(4)	The sale of Tau Lekoa Gold mine was concluded effective August 1, 2010.

(5)	Profit on disposal of investments include:
	B2Gold Corporation (Colombia)		(45)
	Red 5 Limited (Australia)		(7)

(6)	Includes business interruption insurance following a seismic event which resulted in the suspension of operations at Savuka Gold mine (in South Africa) during 2009. The Company recovered $46 million from its insurers. Amounts received included:
	Business interruption recoveries		(19)	(11)
	Reimbursement of costs (included in Production costs)		(16)

(7)	Included $31 million foreign exchange transaction loss.

Non-hedge derivative (gain)/loss and movement on bonds

Non-hedge derivative (gain)/loss
	2011	2010	2009
	$	$	$
(Gain)/loss on non-hedge derivatives	(83)	703	1,452

The net gain recorded for the year ended December 31, 2011 relates to the fair value movements of the conversion features of convertible bonds amounting to $84 million (see Note 18) and the revaluation of non-hedge derivatives resulting from changes in the prevailing forward gold price, exchange rates, interest rates and volatilities during the year, amounting to a loss of $1 million.

During 2010, the Company eliminated its gold hedge book. The loss of scheduled hedge book maturities during 2010 was $277 million. Loss on non-hedge derivatives includes a realized loss of $2,698 million relating to the final tranche of the accelerated hedge buy-back that commenced in September 2010 and was concluded on October 7, 2010. The final phase of the hedge restructuring was funded with proceeds from the equity offering (see Note 21) and the three-year mandatory convertible bonds (see Note 18) issued in September, as well as cash from internal sources and debt facilities.

During July 2009, the Company embarked on a hedge buy back that resulted in the accelerated settlement of both non-hedge and forward gold contracts qualifying for the normal purchases and sales exemption (which permits the Company to not record such amounts in its financial statements until the maturity date of the contract) under which the Company had committed to deliver a specified quantity of gold at a future date in exchange for an agreed price. These effects are reflected in the table below.

Effects of the accelerated hedge settlements

	2011	2010	2009
	$	$	$
Accelerated hedge settlement of non-hedge derivatives	-	2,698	797
Previously designated NPSE contracts	-	405	580
Other non-hedge derivative contracts	-	2,293	217

As a result of the accelerated cash settlement of the normal purchase and sale exempted (“NPSE”) contracts during July 2009, the FASB ASC guidance on derivatives and hedging necessitated a review of the continuing designation of, and accounting treatment for, the remaining NPSE contracts that were not part of the accelerated settlement. Management concluded, in accordance with the provisions of the FASB ASC guidance, to re-designate all remaining NPSE contracts as non-hedge derivatives and to account for such contracts at fair value on the balance sheet with changes in fair value accounted for in the income statement.

The hedge buy-back and re-designation of contracts effected in 2009 resulted in an increase in current non-hedge derivative liabilities and a consequential loss on non-hedge derivatives. During 2010, all the contracts that were previously designated as NPSE were closed out and recorded as a non-hedge derivative loss.

The effect of the NPSE re-designation in July 2009 and subsequent accounting for these contracts is stated below.

	2011	2010
	$	$
Liability at beginning of period	-	556
Fair value movements (recorded in non-hedge derivative (gain)/loss)	-	131
Realized settlements	-	(687)
Liability as at December 31	-	-

Movement on bonds
	2011	2010	2009
	$	$	$
Fair value (gain)/loss on mandatory convertible bonds (See Note 18)	(113)	83	-

Fair value movements on the mandatory convertible bonds relate to the ex interest NYSE closing price as further discussed in Note 18.

Related Party Transactions Disclosure	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

RELATED PARTY TRANSACTIONS

The Company had the following transactions with related parties during the years ended December 31, 2011, 2010 and 2009:

	December 31, 2011		December 31, 2010		December 31, 2009
	Purchases (by)/from related party	Amounts owed to/(by) related party	Purchases (by)/from related party	Amounts owed to/(by) related party	Purchases (by)/from related party
(in millions)	$	$	$	$	$
Purchases of goods and services (by)/from equity accounted joint ventures and associates
Margaret Water Company	6	-	3	-	1
Societe d'Exploitation des Mines d'Or de Sadiola S.A.	(12)	(2)	(8)	(2)	(10)
Societe d'Exploitation des Mines d'Or de Yatela S.A.	(2)	(1)	(3)	-	(3)
Societe des Mines de Morila S.A.	(4)	-	(8)	(1)	(6)
Trans-Siberian Gold plc	-	-	1	-	-
	(12)	(3)	(15)	(3)	(18)

	Amounts due by joint venture and associate related parties arising from purchases of goods and services are unsecured and non-interest bearing. See Note 10.

	As at December 31, 2011 and 2010, there are no outstanding balances arising from purchases of goods and services owed to related parties.

	Loans due by equity accounted joint ventures and associates included in Other long-term assets

		2011	2010
		$	$
	Oro Group (Proprietary) Limited (1)	1	2
	AuruMar (Proprietary) Limited (joint venture) (2)	5	5
	Orpheo (Proprietary) Limited (3)	-	1
	Trans-Siberian Gold plc (4)	3	-
	Thani Ashanti Alliance Limited (joint venture) (5)	20	-

(1)	The loan bears interest at a rate determined by the Oro Group (Proprietary) Limited’s board of directors and is repayable at their discretion.
(2)	The loan is unsecured, interest free and there are no fixed terms of repayment.
(3)	The loan was written off during 2011. The write-off is included in equity income in associates.
(4)	The loan is unsecured, bears interest at 8 percent per annum and is repayable in April 2012.
(5)	The loan bears interest at a margin of 0.95 percent over the Johannesburg Interbank Agreed Rate ("JIBAR") and is repayable in December 2012.

	There are no allowances for credit losses relating to the loans described above. Credit quality of loans is monitored on an ongoing basis.

	As at December 31, 2011 and 2010, there are no outstanding balances arising from loans owed to related parties.

Income Tax	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax

		2011	2010	2009
		$	$	$
Income/(loss) from continuing operations before income tax and equity income in associates was derived from the following jurisdictions:
	South Africa	813	203	(340)
	Continental Africa	745	391	(249)
	Australasia	(25)	(149)	(147)
	Americas	690	282	(19)
	Other, including Corporate and Non-gold producing subsidiaries(1)	(102)	(346)	(143)
		2,121	381	(898)
(1)	The decrease in the loss is mainly due to fair value movements on the mandatory convertible and rated bonds.

(Charge)/benefit for income taxes attributable to continuing operations is as follows:

Current:
	South Africa(1)	(128)	106	(36)
	Continental Africa(2)	(146)	(81)	(38)
	Australasia(3)	-	(36)	(34)
	Americas(4)	(124)	(106)	(54)
	Other	(8)	-	(4)
Total current		(406)	(117)	(166)

(1)	The increase in the tax charge in 2011 is mainly due to higher income and non-hedge derivative losses having been fully utilized during the current year. The tax benefit in 2010 is mainly related to tax benefits on losses relating to the early hedge settlement and tax benefits relating to prior years.

(2)	The increase in the tax charge in 2011 is mainly due to net operating losses at Geita having been fully utilized during the current year. The increase in the tax charge in 2010 is mainly related to higher earnings at Siguiri and Iduapriem from an improved gold price as well as lower capital expenditure.

(3)	The lower tax charge in 2011 is due to lower earnings resulting from flooding and the ramp failure which severely affected all aspects of the operation at Sunrise Dam during 2011. The increase in the tax charge in 2010 is due to higher taxable earnings from an improved gold price.

(4)	The increase in the tax charge in 2011 mainly relates to higher earnings in line with the improved gold price.

Mining tax on mining income in South Africa is determined according to a formula which adjusts the tax rate in accordance with the ratio of profit to revenue from operations. This formula also allows an initial portion of mining income to be free of tax. Non-mining income is taxed at a standard rate.

Deferred:
South Africa(1)	(212)	(119)	141
Continental Africa(2)	(93)	(19)	27
Australasia(3)	4	(1)	49
Americas	2	(1)	(18)
Other	-	2	-
Total deferred	(299)	(138)	199

Total income and mining tax (expense)/benefit	(705)	(255)	33

(1) The increase in the tax charge in 2011 is mainly due to the reversal of deferred tax credits on losses utilized. The increase in the tax charge in 2010 related mainly to the reversal of deferred tax on unrealized non-hedge derivative losses. Deferred tax credits in 2009 are mainly from unrealized non-hedge derivative losses arising from an improved gold price and the remaining NPSE contracts being re-designated as non-hedge derivatives and recorded on the balance sheet, following the hedge buy-back in July 2009.

(2) The increase in the tax charge in 2011 is mainly due to the reversal of deferred tax credits from the utilization of tax losses at Geita. The increase in the tax in 2010 charge is mainly due to the tax benefits at Geita in 2009 not recurring in 2010.

(3) The deferred tax benefit in 2009 relates to the reversal of timing differences on the sale of Boddington Gold Mine.

Estimated deferred taxation rates in South Africa reflect the future anticipated taxation rates at the time temporary differences reverse.

During 2011, 2010 and 2009, deferred taxation in South Africa was provided at the future anticipated taxation rates ranging as follows:

	2011	2010	2009
Maximum anticipated deferred taxation rate	39%	38%	39%
Minimum anticipated deferred taxation rate	36%	35%	36%

The effect of the change in estimated deferred taxation rate in South Africa on the results for 2011, 2010 and 2009 were as follows:

	Year ended December 31
	2011			2010			2009
	Impact	Per basic and diluted common share	(a)(b)	Impact	Per basic and diluted common share	(a)(b)	Impact	Per basic and diluted common share	(a)(b)
	$	cents		$	cents		$	cents
Net (expense)/benefit	(11)	(3)		8	2		21	6

(a)							Per basic and diluted ordinary and E ordinary shares.
(b)							The calculation of diluted earnings per common share did not assume the effect of the following number of shares as their effects are anti-dilutive.

					2011		2010	2009
Issuable upon the exercise of convertible bonds					-		33,524,615	15,384,615
Issuable upon the exercise of stock incentive options					-		-	1,234,858

Unutilized tax losses
Unutilized tax losses as at December 31, 2011, 2010 and 2009 amounted to:
	2011	2010	2009
	$	$	$

Unutilized tax losses (1)	321	1,200	1,032

(1) Decrease in unutilized operating loss carryforwards over 2010 are due to utilization of losses in South Africa, Geita and the Americas.

Unutilized operating loss carryforwards remaining to be used against future profits can be split into the following periods:
	Within one year	71
[1]	Within one and two years	65
	Within two and five years	23
	In excess of five years	162
		321

Reconciliation between corporate income tax and statutory income tax is as follows:
	2011	2010	2009
	$	$	$
Corporate income tax at statutory rates	(742)	(133)	314
Formula variation in mining taxation rate	(7)	-	21
Disallowable items(1)	(36)	(107)	(303)
Reversal of valuation allowances	41	24	11
Effect of income tax rates of other countries	50	(46)	(38)
Impact of change in estimated deferred taxation rate	(11)	8	21
Other	-	(1)	7

Total income and mining tax (expense)/benefit	(705)	(255)	33

(1) Disallowable items includes the impact of hedge losses in non-taxable jurisdictions and share expense costs. In 2009, the losses on the hedge settlements were mainly in non-tax effective entities.

Deferred taxation liabilities and assets on the balance sheet as at December 31, 2011 and 2010, relate to the following:

	2011 $	2010 $

Deferred tax liabilities:
Depreciation, depletion and amortization	1,611	1,555
Product inventory not taxed	24	15
Derivatives	8	1
Other	5	34
Total	1,648	1,605
Deferred tax assets:
Provisions, including rehabilitation accruals	(389)	(363)
Derivatives	(1)	(1)
Other	(28)	(5)
Tax loss carry forwards	(69)	(364)
Total	(487)	(733)
Less: Valuation allowances	7	125
Total	(480)	(608)

Disclosed as follows:
Long-term portion deferred taxation assets	14	1
Short-term portion deferred taxation assets	75	214

Long-term portion deferred taxation liabilities	1,242	1,200
Short-term portion classified as other current liabilities. See Note 17.	15	12

The classification of deferred taxation assets is based on the related asset or liability creating the deferred taxation. Deferred taxes not related to a specific asset or liability are classified based on the estimated period of reversal. As at December 31, the Company's losses in South Africa, on which deferred tax had been provided at the anticipated tax rate to be utilized are noted as follows:

	2011	2010
South Africa
Losses ($ millions)	3	508

Deferred tax at the anticipated tax rate to be utilized (percent)	37	33

Unremitted earnings of foreign subsidiaries and foreign incorporated joint ventures

Dividends from incorporated joint ventures may be remitted to the Company without being subject to income or withholding taxes. No provision is made for the income tax effect that may arise on the remittance of unremitted earnings by certain foreign subsidiaries. It is management’s intention that these earnings will be permanently re-invested into future capital expansion projects, maintenance capital and ongoing working capital funding requirements. In the event that the Company repatriated these earnings, income taxes and withholding taxes may be incurred. The determination of such taxes is subject to various complex calculations and accordingly, the Company has determined that it is impractical to estimate the amount of the deferred tax liability on such unremitted earnings. The amounts of these unremitted earnings are as follows:

	2011	2010
	$	$
Unremitted earnings as at December 31	1,812	1,221

Analysis of valuation allowances

The movement in valuation allowances for the three years in the period ended December 31, is summarized as follows:

	Balance at beginning of period $	Movement $	Balance at end of period $
Year ended December 31, 2011
- Valuation allowance	125	(118)	7
Year ended December 31, 2010
- Valuation allowance	194	(69)	125
Year ended December 31, 2009
- Valuation allowance	226	(32)	194

The deferred tax assets for the respective periods were assessed for recoverability and, where applicable, a valuation allowance recorded to reduce the total deferred tax asset to an amount that will, more-likely-than-not, be realized. The valuation allowance relates primarily to certain net operating loss carryforwards, tax credit carryforwards and deductible temporary differences for which it is more-likely-than-not that these items will not be realized.

Although realization is not assured, the Company has concluded that it is more-likely-than-not that the deferred tax assets for which a valuation allowance was determined to be unnecessary will be realized based on the available evidence, including scheduling of deferred tax liabilities and projected income from operating activities. The amount of the net deferred tax assets considered realizable, however, could change in the near term if actual future income or income tax rates differ from that estimated, or if there are differences in the timing or amount of future reversals of existing taxable or deductible temporary differences.

Uncertain tax positions

A reconciliation of the beginning and ending amount of unrecognized tax benefits, is as follows:

		2011	2010
		$	$

Balance at January 1,		52	149
Additions for tax positions of prior years		38	8
Reductions for tax position of prior years		(3)	(113)
Translation		(9)	8
Balance at December 31,		78	52

Unrecognized tax benefits are summarized as follows:

Recognized as a reduction of deferred tax assets		29	-
Recognized in other non-current liabilities (See Note 17) (1)		49	52
Balance at December 31,		78	52

(1)	Unrecognized tax benefits which, if recognized, would affect the Company's effective tax rate.

The Company’s continuing practice is to recognize interest and penalties related to unrecognized tax benefits as part of its income tax expense. For the years ended and as at December 31, interest recognized and interest accrued amounted to:

	2011	2010	2009
	$	$	$

Interest recognized	5	2	9
Interest accrued as at December 31	12	8	53

As at December 31, 2011, the Company's South African tax assessments for the years 2004 – 2011 remain open to scrutiny by the South African Revenue Service.

In other jurisdictions, the revenue system is based on a self-assessment process, all tax filings due by December 31, 2011 have been filed, and the self-assessed position recorded in the consolidated financial statements. The legislation of individual jurisdictions provides for different periods for the authorities to review the filings with specified expiry dates. The Company is disputing assessments received in some jurisdictions where it operates and these arguments are under consideration by the authorities. Based on current legal advice, the Company does not expect the resolution will significantly affect the Company's consolidated financial statements.

Discontinued Operations	12 Months Ended
Dec. 31, 2011
Disposal Group Including Discontinued Operation Additional Disclosures [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
	2011	2010
	$	$

Effective November 3, 2010, ISS International Limited ("ISSI") in South Africa was classified as held for sale. AngloGold Ashanti entered into a memorandum of understanding with The Institute of Mine Seismology ("IMS") relating to the disposal of ISSI. The transaction closed on February 28, 2011. The Company recorded a profit on disposal of $2 million on the sale. See "Note 5 - Costs and expenses: Profit/loss on sale of assets, realization of loans, indirect taxes and other".	-	12

Effective December 2007, Rand Refinery Limited in South Africa (a subsidiary of the Company) transferred parts of its premises that were no longer utilized (previously recognized as a tangible asset), to held for sale. On April 1, 2008, a sale agreement was concluded, subject to achievement of the suspensive condition regarding rezoning of the land and transfer of title deeds. Rand Refinery Limited is currently awaiting the rezoning transfer notification from the municipal and deeds office in order to conclude the sales transaction.	1	1

As at December 31, 2011 and 2010 the carrying amounts of major classes of assets and liabilities classified as held for sale included:

Cash and cash equivalents	-	11
Trade and other receivables	-	2
Inventories	-	1
Property, plant and equipment	1	2
Trade and other payables	-	(3)
Net assets	1	13

Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share
Earnings Per Share
	2011	2010	2009
	$	$	$
The following table sets forth the computation of basic and diluted income/(loss) per share (in millions, except per share data):

Ordinary shares undistributed income/(loss)	1,289	45	(865)
E Ordinary shares undistributed income/(loss)	5	-	(5)
Total undistributed income/(loss)	1,294	45	(870)

Ordinary shares distributed income	131	67	45
E Ordinary shares distributed income	-	-	-
Total distributed income	131	67	45

Numerator - Net income/(loss)

Attributable to Ordinary shares	1,420	112	(820)
Attributable to E Ordinary shares	5	-	(5)
Total attributable to AngloGold Ashanti	1,425	112	(825)

In calculating diluted income/(loss) per ordinary share, the following were taken into consideration:

Income/(loss) attributable to equity shareholders	1,420	112	(820)
Interest expense on convertible bonds	72	-	-
Amortization of issue cost and discount on convertible bonds	31	-	-
Fair value adjustment on convertible bonds included in income	(197)	-	-
Income/(loss) used in calculation of diluted earnings per ordinary share	1,326	112	(820)

Denominator for basic income/(loss) per ordinary share
Ordinary shares	381,621,687	367,664,700	356,563,773
Fully vested options(1)	1,389,122	1,023,459	791,353
Weighted average number of ordinary shares	383,010,809	368,688,159	357,355,126

Effect of dilutive potential ordinary shares
Dilutive potential of stock incentive options(2)	1,572,015	1,569,606	-
Dilutive potential of convertible bonds(3)	33,524,615	-	-
Dilutive potential of E Ordinary shares(4)	-	-	-

Denominator for diluted income/(loss) per share – adjusted weighted average number of ordinary shares and assumed conversions	418,107,439	370,257,765	357,355,126

Weighted average number of E Ordinary shares used in calculation of basic and diluted income/(loss) per E Ordinary share	2,950,804	3,182,662	3,873,169

	Income/(loss) per share attributable to AngloGold Ashanti common stockholders (cents)

	Net income/(loss) per share
	Ordinary shares(5)	371	30	(230)
	E Ordinary shares	185	15	(115)
	Ordinary shares – diluted	317	30	(230)
	E Ordinary shares – diluted	171	15	(115)

(1)	Compensation awards are included in the calculation of basic income/(loss) per common share from when the necessary conditions have been met, and it is virtually certain that shares will be issued as a result of employees exercising their options.

	The calculation of diluted income/(loss) per common share did not assume the effect of the following number of shares as their effects are anti-dilutive:

(2)	Issuable upon the exercise of stock incentive options			1,234,858
(3)	Issuable upon the exercise of convertible bonds		33,524,615	15,384,615
(4)	Issuable upon the conversion of E Ordinary shares	343,716	-
	The calculation of diluted loss per common share for 2009 did not assume the effect of conversion of E Ordinary shares as the Company recorded a loss from continuing operations during this period.

(5)	The mandatory convertible bonds issued during 2010 are not included in basic income/(loss) per common share as they contain features that could result in their settlement in cash and therefore do not meet the definition of an equity instrument.

Restricted Cash	12 Months Ended
Dec. 31, 2011
Restricted Cash And Investments [Abstract]
Restricted Cash

	2011	2010
	$	$

Cash classified as restricted for use comprise of the following:

Cash restricted by prudential solvency requirements	9	8
Cash balances held by the Tropicana project	22	1
Other	4	1
	35	10

Long-term restricted cash balances are included in Other long-term assets (See Note 15).

Other Receivables	12 Months Ended
Dec. 31, 2011
Accounts Notes Loans And Financing Receivable Gross Allowance And Net [Abstract]
Other Receivables [Text Block]
		2011	2010
		$	$

	Trade debtors are net of:

	Provision for doubtful debt	24	19

	Other receivables include:

	Prepayments and accrued income	80	60
	Interest receivable	3	9
	Related parties. See Note 6.	3	3
	Exploration debtors	7	6
	Royalties receivable	14	5
	Short-term loan (1)	12	-
	Deferred loan fees	5	-
	Other debtors	11	6
		135	89

(1)	The loan bears interest at 6.5 percent per annum and is due in May 2012.

Inventories	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]
Inventories
	2011	2010
	$	$

Short-term:

Metals in process	189	184
Gold on hand (doré/bullion)	94	77
Ore stockpiles	454	324
Uranium oxide and sulfuric acid	24	43
Supplies	296	255
	1,057	883
Less: Materials on the leach pad(1)	(98)	(91)
	959	792
(1) Short-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

Long-term:

Metals in process		393	331
Ore stockpiles		31	27
		424	358
Less: Materials on the leach pad(1)		(393)	(331)
		31	27
(1)	Long-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

The aggregate write-down of inventory to reduce the carrying value to net realizable value for the years ended December 31 were as follows:

	2011	2010	2009
	$	$	$

Inventory write-downs (included in production costs)	4	21	48

Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment, Net Abstract
Property Plant And Equipment

	2011	2010
	$	$

Mine development	6,652	6,590
Buildings and mine infrastructure	3,613	3,263
Mineral rights and other	1,023	1,045
Assets under construction	522	502
Land	41	37
	11,851	11,437
Accumulated depreciation, depletion and amortization	(5,728)	(5,511)
Net book value December 31,	6,123	5,926

Net book value of mining assets encumbered by capital leases (See Note 18)	67	48

Acquired Properties, Net	12 Months Ended
Dec. 31, 2011
Mineral Properties Net [Abstract]
Acquired Properties

	2011	2010
	$	$

Acquired properties, at cost	2,010	2,168
Accumulated amortization	(1,231)	(1,332)
Net book value December 31,	779	836

The decrease in the net book value includes the impact of the weakening of certain local functional currencies against the US dollar.

Goodwill and Other Intangibles	12 Months Ended
Dec. 31, 2011
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill And Other Intangible Assets

Goodwill
The carrying amount of goodwill by reporting unit as of December 31, 2011 and 2010 and changes in the carrying amount of goodwill are summarized as follows:

	Americas	Australasia	Continental Africa	Total
	$	$	$	$

Balance at January 1, 2010	18	133	11	162
Translation	-	18	-	18
Balance at December 31, 2010	18	151	11	180
Translation	-	2	-	2
Balance at December 31, 2011	18	153	11	182

Net carrying amount of goodwill as at December 31, 2011 and 2010 is reconciled as follows:

- Gross carrying amount	18	153	310	481
- Accumulated impairment losses	-	-	(299)	(299)
Net carrying amount as at December 31, 2011	18	153	11	182

- Gross carrying amount	18	151	310	479
- Accumulated impairment losses	-	-	(299)	(299)
Net carrying amount as at December 31, 2010	18	151	11	180

Other intangibles, net
	Royalty rate concession agreement (1)	Software and licences	Total
	$	$	$

Gross carrying value at January 1, 2010	30	-	30
Accumulated amortization	(13)	-	(13)
Balance at December 31, 2010	17	-	17

Gross carrying value at January 1, 2011	30	-	30
Additions	-	16	16
Accumulated amortization	(15)	-	(15)
Balance at December 31, 2011	15	16	31

(1) The government of Ghana agreed to a concession on royalty payments at a fixed rate of 3 percent per year for a period of fifteen years from 2004.

The royalty rate concession and software and licences are amortized on a straight line basis with nil residual value. The amortization expense included in the consolidated statements of income were as follows:

	2011	2010	2009
	$	$	$

Royalty rate concession amortization expense	2	2	2
Software and licences amortization expense (2)	-	-	-

(2) No amortization expense was recorded for purchased software and licences in 2011 as these have not been brought into use.

Based on carrying value at December 31, 2011, the estimated aggregate amortization expense for each of the next five years is as follows:

	Royalty rate concession agreement	Software and licences
	$	$

2012	2	-
2013	2	3
2014	2	5
2015	2	5
2016	2	3

Other Long-Term Assets	12 Months Ended
Dec. 31, 2011
Other Assets Noncurrent [Abstract]
Other Long-Term Assets
	2011	2010
	$	$

Investments in associates - unlisted	5	7
Investments in associates - listed	15	3
Investments in equity accounted joint ventures	671	601
Carrying value of equity method investments	691	611

Investment in marketable equity securities – available for sale	82	124
Investment in marketable debt securities – held to maturity	8	13
Investment in non-marketable assets – held to maturity	2	2
Cost method investment	9	9
Investment in non-marketable debt securities – held to maturity	85	89
Restricted cash	23	33
Other non-current assets	101	192
	1,001	1,073

	Investments in associates
			December 31,	December 31,
			2011	2010
			percentage held	percentage held
	Unlisted
	South Africa
	Oro Group (Proprietary) Limited(1)		25.00	25.00
	Margaret Water Company		33.33	33.33
	Orpheo (Proprietary) Limited(2)		-	50.00

	Listed
	Other
	Trans-Siberian Gold plc(1)(3)		30.90	30.70
	Mariana Resources Limited(1)(4)(5)		19.86	-

		2011	2010	2009
		$	$	$

(1)	Results are included for the twelve months ended September 30, 2011, adjusted for material transactions.
(2)	Investment disposed of during 2011.
(3)	Market value of the Company's investment in Trans-Siberian Gold plc as at December 31	35	33	12
(4)	Market value of the Company's investment in Mariana Resources Limited as at December 31	7	-	-
(5)	The Company acquired its stake in Mariana Resources Limited for $8 million during December 2011 and accounts for it using the equity method as it has the right to representation on the Mariana Resources Limited board of directors and is therefore considered to have significant influence in the company.

	Investments in equity accounted joint ventures
	The Company holds the following interests in incorporated mining joint ventures, of which the significant financial operating policies are, by contractual arrangement, jointly controlled:
		December 31,	December 31,
		2011	2010
		percentage held	percentage held
	South Africa
	AuruMar (Proprietary) Limited	50.00	50.00
	Continental Africa
	Société d'Exploitation des Mines d'Or de Sadiola S.A.	41.00	41.00
	Société des Mines de Morila S.A.	40.00	40.00
	Société d'Exploitation des Mines d'Or de Yatela S.A.	40.00	40.00
	Kibali Goldmines s.p.r.l.	45.00	45.00
	Other
	AGA-Polymetal Strategic Alliance(1)	50.00	50.00
	Thani Ashanti Alliance Limited	50.00	50.00

(1)	Results are included for the twelve months ended September 30, 2011, adjusted for material transactions. The AGA-Polymetal Strategic Alliance consists of the AGA-Polymetal Strategic Alliance Management Company Holdings Limited, Amikan Holding Limited ("Amikan"), AS APK Holdings Limited, Imizoloto Holdings Limited and Yeniseiskaya Holdings Limited. The investment was sold subsequent to year end. See Note 29.

	Impairments of associates and equity accounted joint ventures(1)

	The Company recognized the following impairments which are included in equity income in associates:

		Year ended December 31,
		2011	2010	2009
		$	$	$

	Associates
	Mariana Resources Limited(2)	1	-	-
	Margaret Water Company(3)	1	1	-
	Orpheo (Proprietary) Limited(4)	2	-	-

	Equity accounted joint ventures
	Société d'Exploitation des Mines d'Or de Yatela S.A.(4)	6	-	-
	AGA-Polymetal Strategic Alliance(5)	-	23	9
		10	24	9

(1)	The impairments recognized had no tax effects.
(2)	The carrying amount of the listed associate was written down to fair value.
(3)	Contributions to the investment during both 2011 and 2010 were impaired in full.
(4)	Investments fully impaired.
(5)	Effective December 2, 2009, AngloGold Ashanti Holdings plc, a wholly owned subsidiary, entered into a memorandum of understanding with Polyholding Limited relating to the disposal of Amikan. Completion was expected to occur on or before April 30, 2010, but agreement could not be reached and the transaction was subsequently cancelled. The Company recognized an impairment of $9 million relating to Amikan in 2009 to reduce the carrying amount of the investment to fair value. During 2010, the Company fully impaired its investment in the AGA-Polymetal Strategic Alliance.

	2011	2010
	$	$

Investment in marketable equity securities – available for sale
Available for sale investments in marketable equity securities consists of investments in ordinary shares.

Cost	51	35
Gross unrealized gains	34	89
Gross unrealized losses	(3)	-
Fair value (net carrying value)	82	124

Other-than-temporary impairments and disposals of marketable equity securities – available for sale

	Year ended December 31,
	2011	2010	2009
	$	$	$

Other-than-temporary impairments

First Uranium Corporation (South Africa)	19	-	-
Village Main Reef Limited (South Africa)	2	-	-
Corvus Gold Incorporated (United States of America)	-	2	-
B2Gold Corporation (Colombia)	-	-	12
	21	2	12

The impairments recognized resulted in a transfer of fair value adjustments previously included in accumulated other comprehensive income to the income statement (See Note 5).

Disposals of marketable equity securities

The Company's disposals of marketable equity securities resulted in the following reclassification of losses/(gains) of fair value adjustments to the income statement:

Equity investments held by the Environmental Rehabilitation Trust Fund (net of tax of $nil million)	1	-	-
B2Gold Corporation (net of tax of $nil million)	-	(47)	-
Red5 Limited (net of tax of $2 million)	-	(4)	-
	1	(51)	-

In addition, the Company holds various equities as strategic investments in gold exploration companies. Five of the strategic investments are in an unrealized loss position and the Company has the intent and ability to hold these investments until the losses are recovered.

The following tables present the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by length of time that the individual securities have been in a continuous unrealized loss position:

	Less than 12 months	More than 12 months	Total
	$	$	$
2011
Aggregate fair value of investments with unrealized losses	8	-	8
Aggregate unrealized losses	(3)	-	(3)

2010
Aggregate fair value of investments with unrealized losses	4	-	4
Aggregate unrealized losses	-	-	-

		2011	2010
		$	$

	Investment in marketable debt securities - held to maturity	8	13
	Investments in marketable debt securities represent held to maturity government bonds held by the Environmental Rehabilitation Trust Fund with a total fair value of $11 million (2010: $14 million) and gross unrealized gains of $3 million (2010: $1 million).

	Investment in non-marketable assets - held to maturity	2	2
	Investments in non-marketable assets represent secured loans and receivables secured by pledge of assets.

	Cost method investment	9	9
	The cost method investment mainly represent shares held in XDM Resources Limited.(1)

	Investment in non-marketable debt securities - held to maturity	85	89
	Investments in non-marketable debt securities represent the held to maturity fixed-term deposits required by legislation for the Environmental Rehabilitation Trust Fund and Nufcor Uranium Trust Fund.

	As at December 31, 2011 the contractual maturities of debt securities were as follows:

	Marketable debt securities
	Three to seven years	8

	Non-marketable debt securities
	Less than one year	85

	Restricted cash	23	33
	Restricted cash mainly represent cash balances held by the Environmental Rehabilitation Trust Fund and Environmental Protection Bond.

	Financing receivables
	Loans to equity accounted joint ventures and associates of $29 million (2010: $8 million) are disclosed in Note 6.

	Other non-current assets
	Unsecured
	Other loans and assets(2)	9	9

	Non-current debtors
	Prepayments and accrued income	22	31
	Recoverable tax, rebates, levies and duties	14	82
	Reclamation sites trust fund	29	35
	Unamortized issue costs of long-term debt, bonds and syndicated revolving credit facilities	26	32
	Other debtors	1	3
		101	192

(1)	The fair value is not estimated as there are no identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment and it is not practicable to estimate the fair value of the investment.

(2)	Other comprises the following:
	Loans and receivables measured at amortized cost	6	6
	Post-retirement assets measured according to the employee benefits accounting policy	3	3

Equity accounted joint ventures
Summarized financial statements of the joint ventures which have been equity accounted are as follows (100 percent shown):

	2011	2010	2009
	$	$	$
Statements of income for the period
Sales and other income	966	823	880
Costs and expenses	(679)	(528)	(508)
Taxation	(120)	(126)	(120)
Net income	167	169	252

Balance sheets as at December 31,
Non-current assets	1,337	1,205
Current assets	675	550
	2,012	1,755
Long-term liabilities	(64)	(126)
Loans from shareholders	(53)	(4)
Current liabilities	(473)	(260)
Net assets	1,422	1,365

Assets and Liabilities Held For Sale	12 Months Ended
Dec. 31, 2011
Disposal Group Including Discontinued Operation Balance Sheet Disclosures [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
	2011	2010
	$	$

Effective November 3, 2010, ISS International Limited ("ISSI") in South Africa was classified as held for sale. AngloGold Ashanti entered into a memorandum of understanding with The Institute of Mine Seismology ("IMS") relating to the disposal of ISSI. The transaction closed on February 28, 2011. The Company recorded a profit on disposal of $2 million on the sale. See "Note 5 - Costs and expenses: Profit/loss on sale of assets, realization of loans, indirect taxes and other".	-	12

Effective December 2007, Rand Refinery Limited in South Africa (a subsidiary of the Company) transferred parts of its premises that were no longer utilized (previously recognized as a tangible asset), to held for sale. On April 1, 2008, a sale agreement was concluded, subject to achievement of the suspensive condition regarding rezoning of the land and transfer of title deeds. Rand Refinery Limited is currently awaiting the rezoning transfer notification from the municipal and deeds office in order to conclude the sales transaction.	1	1

As at December 31, 2011 and 2010 the carrying amounts of major classes of assets and liabilities classified as held for sale included:

Cash and cash equivalents	-	11
Trade and other receivables	-	2
Inventories	-	1
Property, plant and equipment	1	2
Trade and other payables	-	(3)
Net assets	1	13

Other Liabilities	12 Months Ended
Dec. 31, 2011
Other Liabilities Disclosure [Abstract]
Other Liabilities Disclosure [TextBlock]
Current

Deferred income	6	10
Deferred taxation. See Note 7.	15	12
Pension and other post-retirement medical benefits. See Note 25.	12	14
Accrual for power	27	42
Other (including accrued liabilities)	60	75
	120	153

Non-current

Deferred income	3	7
Provision for uncertain tax positions. See Note 7.	49	52
Other creditors	11	10
	63	69

Long-Term Debt	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Long Term Debt [Text Block]
	2011	2010
	$	$

Unsecured

Debt carried at fair value

Mandatory convertible bonds - issued September 2010(1)	760	874
Quarterly coupon of 6 percent per annum. The bonds are convertible into ADS's in September 2013 and are US dollar-based. The bonds are convertible into a variable number of shares as set forth in the indenture.

Accrued interest included in short-term debt at fair value	(2)	(2)
Long-term debt at fair value	758	872

Debt carried at amortized cost

Rated bonds - issued April 2010(2)	1,006	1,006
The rated bonds have two components, $700 million 10-year bonds and $300 million 30-year bonds. Semi-annual coupons of 5.375 percent per annum on $700 million 10-year bonds and 6.5 percent per annum on $300 million 30-year bonds. The $700 million 10-year bonds are repayable in April 2020 and the $300 million 30-year bonds are repayable in April 2040. The bonds are US dollar-based.

Syndicated revolving credit facility ($1.0 billion)(3)	-	50
Interest charged at LIBOR plus 1.75 percent per annum. The loan is repayable in April 2014 and is US dollar-based.

3.5 % Convertible bonds(4)	659	633
Semi-annual coupon of 3.5 percent per annum. The bonds are convertible, at the holders’ option, into ADSs up to May 2014 and are US dollar-based. The bonds are convertible at an initial conversion price of $47.6126 per ADS.

FirstRand Bank Limited loan facility (R1.5 billion)	-	107
Interest charged at JIBAR plus 0.95 percent per annum. Loan was repaid in February 2011 and was ZAR-based.

Grupo Santander Londres	-	4
Interest charged at LIBOR plus 1.45 percent per annum. Loan was repaid September 2011 and was US dollar-based.

Grupo Santander Brasil	2	4
Interest charged at 8.11 percent per annum. Loans are repayable in monthly installments terminating in November 2013 and April 2014 and are Brazilian real-based.

Brazilian Economic and Social Development Bank	1	1
Interest charged at a rate of 2.3 percent plus delta exchange rate on individual installments per annum. Loans are repayable in monthly installments terminating in April 2014 and are Brazilian real-based.

Banco de Desenvolvimento de Minas Gerais	1	-
Interest charged at a rate of 4.5 percent per annum. Loans are repayable in monthly installments terminating in June 2020 and are Brazilian real-based.

	2011	2010
	$	$

Secured
Capital leases
Turbine Square Two (Proprietary) Limited(5)	33	39
The leases are capitalized at an implied interest rate of 9.8 percent per annum. Lease payments are due in monthly installments terminating in March 2022 and are ZAR-based. The buildings financed are used as security for these loans. See Note 12.

Caterpillar Financial Services Corporation(5)	10	13
Interest charged at an average rate of 5.46 percent per annum. Loans are repayable in monthly installments terminating in January 2015 and are US dollar-based. The equipment financed is used as security for these loans. See Note 12.

Mazuma Capital Corporation(5)	2	4
Interest charged at an average rate of 5.6 percent per annum. Loans are repayable in monthly installments terminating in November 2012 and are US dollar-based. The equipment financed is used as security for these loans. See Note 12.

CSI Latina Arrendamento Mercantil S.A.(5)	2	2
Interest charged at a rate of 3.4 percent per annum. Loans are repayable in monthly installments terminating in March 2014 and are Brazilian real-based. The equipment financed is used as security for these loans. See Note 12.

Navachab Lewcor Mining Contract(5)	29	-
Interest charged at a rate of 8.4 percent per annum. Loans are repayable in April 2015 and are Namibian dollar-based. The equipment financed is used as security for these loans. See Note 12.

Total debt at amortized cost	1,745	1,863
Current maturities included in short-term debt	(30)	(133)
Long-term debt at amortized cost	1,715	1,730

Certain long-term debt facilities are subject to debt covenant arrangements for which no breaches have occurred.

Scheduled minimum total debt maturities are:
2012	32
2013	773
2014	673
2015	4
2016	2
Thereafter	1,021
2,505

The currencies in which the borrowings are denominated are as follows:
United States dollars	2,437	2,585
South African rands	33	146
Brazilian real	6	6
Namibian dollars	29	-
	2,505	2,737

	2011	2010
	$	$

Undrawn borrowing facilities as at December 31 are as follows:
Syndicated revolving credit facility ($1.0 billion) - US dollar	1,000	950
Syndicated revolving credit facility (A$600 million) - Australian dollar	617	-
FirstRand Bank Limited - US dollar	50	50
Absa Bank Limited - US dollar	42	42
Nedbank Limited - US dollar	2	-
FirstRand Bank Limited - rands	14	139
Standard Bank of South Africa Limited - rands	23	28
Nedbank Limited - rands	13	18
Absa Bank Limited - rands	4	5
	1,765	1,232

Mandatory convertible bonds

In September 2010, the Company issued mandatory convertible bonds at a coupon rate of 6 percent due in September 2013. The conversion of the mandatory convertible bonds into ADSs was subject to shareholder approval, which was granted in October 2010. These bonds are convertible into a variable number of ADSs, ranging from 18,140,000 at a share price equal to or lesser than $43.50, to 14,511,937 at a share price equal to or greater than $54.375, each as calculated in accordance with the formula set forth in the indenture and subject to adjustment.

The mandatory convertible bonds contain certain embedded derivatives relating to change in control and anti-dilution protection provisions. The FASB ASC guidance contains an election for the Company to record the entire instrument at fair value as opposed to separating the embedded derivatives from the instrument. The shareholders have authorized that the convertible bonds will be settled in equity and not have any cash settlement potential except if a fundamental change or conversion rate adjustment causes the number of ADSs deliverable upon conversion to exceed the number of shares reserved for such purpose, among other circumstances provided in the indenture, and therefore the Company has chosen to recognize the instrument, in its entirety, at fair value. Depending on the final calculated share price on the date of conversion, the liability recognized may differ from the principal amount.

Other convertible bonds that have been issued by the Company will only be settled in equity if future events, outside of the control of the Company, result in equity settlement and thus have a potential cash settlement at maturity that will not exceed the principal amount, in those circumstances the liabilities are recognized at amortized cost.

In determining the fair value liability of the mandatory convertible bonds, the Company has measured the effect based on the ex interest NYSE closing price on the reporting date. The ticker code used by the NYSE for the mandatory convertible bonds is AUPRA. The accounting policy of the Company is to recognize interest expense separately from the fair value adjustments in the income statement. Interest is recognized at a quarterly coupon rate of 6 percent per annum. Fair value adjustments are included in Non-hedge derivative gain/loss and movement on bonds in the income statement – see Note 5.

The contractual principal amount of the mandatory convertible bonds is $789 million, provided the calculated share price of the Company is within the range of $43.50 to $54.375. If the calculated share price is below $43.50, the Company will recognize a gain on the principal amount and above $54.375 a loss. As at December 31, 2011, the actual share price was $42.45 (December 31, 2010: $49.23).

The mandatory convertible bonds were issued by AngloGold Ashanti Holdings Finance plc, a finance company wholly-owned by AngloGold Ashanti Limited. AngloGold Ashanti Limited has fully and unconditionally guaranteed the mandatory subordinated convertible bonds issued by AngloGold Ashanti Holdings Finance plc. There are no significant restrictions on the ability of AngloGold Ashanti Limited to obtain funds from its subsidiaries by dividend or loan.

		2011	2010
		$	$

(2)	Rated bonds
	Senior unsecured fixed rate bonds	1,000	1,000
	Less: Unamortized discount	(6)	(6)
	Add: Accrued interest	12	12
		1,006	1,006

	On April 22, 2010, the Company announced the pricing of an offering of 10-year and 30-year notes. The offering closed on April 28, 2010. The notes were issued by AngloGold Ashanti Holdings plc, a wholly-owned subsidiary of AngloGold Ashanti Limited, and are fully and unconditionally guaranteed by AngloGold Ashanti Limited. The notes are unsecured and interest is payable semi-annually.

(3)	Syndicated revolving credit facility ($1.0 billion)
	Drawn down	-	50
	Add: Accrued interest	-	-
		-	50

	On April 20, 2010, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc., each a wholly-owned subsidiary of AngloGold Ashanti Limited, as borrowers, and AngloGold Ashanti Limited entered into a $1.0 billion four year revolving credit facility with a syndicate of lenders to replace the existing $1.15 billion syndicated facility. AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc. each guaranteed the obligations of the borrowers and other guarantors under the facility. Amounts may be repaid and reborrowed under the facility during its four year term. During the year ended December 31, 2011, the Company drew down $100 million and repaid $150 million under this facility. A commitment fee of 0.70 percent is payable quarterly in arrears on the undrawn portion of the facility.

		2011	2010
		$	$

(4)	3.5% Convertible bonds
	Senior unsecured fixed rate bonds	656	630
	Add: Accrued interest	3	3
		659	633

	The issue of convertible bonds in the aggregate principal amount of $732.5 million at an interest rate of 3.5 percent was concluded on May 22, 2009. These bonds are convertible into ADSs at an initial conversion price of $47.6126. The conversion price is subject to standard weighted average anti-dilution protection. The convertible bonds were issued by AngloGold Ashanti Holdings Finance plc, a finance company wholly-owned by AngloGold Ashanti Limited. AngloGold Ashanti Limited has fully and unconditionally guaranteed the convertible bonds issued by AngloGold Ashanti Holdings Finance plc. There are no significant restrictions on the ability of AngloGold Ashanti Limited to obtain funds from its subsidiaries by dividend or loan.

	The convertible bonds mature on May 22, 2014. However, at any time on or after June 12, 2012 the Company has the right, but not the obligation, to redeem all (but not part) of the convertible bonds at their principal amount together with accrued interest if the volume weighted average price of the ADSs that would be delivered by the Company on the conversion of a convertible bond of a principal amount of $100,000 exceeds $130,000 on each of at least 20 consecutive dealing days ending not earlier than five days prior to the date that the Company gives notice of the redemption.

	Upon the occurrence of a change of control of the Company, each convertible bond holder will have the right to require the Company to redeem its convertible bonds at their principal amount plus accrued interest thereon. If the convertible bond holder elects to convert its convertible bonds in connection with such change of control, the Company will pay a “make whole” premium to such convertible bond holder in connection with such conversion. The conversion price is subject to adjustment on occurrence of certain events, as described in the terms and conditions of the bonds.

	The Company is separately accounting for the conversion features of the convertible bonds at fair value as a derivative liability with subsequent changes in fair value recorded in earnings each period. The total fair value of the derivative liability on May 22, 2009 (date of issue) amounted to $142.2 million. The difference between the initial carrying value and the stated value of the convertible bonds is being accreted to interest expense using the effective interest method over the 5 year term of the bonds.

	The associated derivative liability (which has been accounted for separately) are summarized as follows:

	Convertible bond derivative liability

	Balance at beginning of period	176	175
	Fair value movements on conversion features of convertible bonds	(84)	1
	Balance at end of period	92	176

Syndicated revolving credit facility (A$600 million)

On December 22, 2011, AngloGold Ashanti Australia Limited entered into a four year revolving credit facility of A$600 million with a syndication of banks. Interest is charged at BSSY plus 2 percent per annum. AngloGold Ashanti Limited together with AngloGold Ashanti Holdings plc has each guaranteed all payments and other obligations of AngloGold Ashanti Australia Limited under the facility. Amounts may be repaid and reborrowed under the facility during its four year term. No draw down was made during 2011 under the facility. A committment fee of 50 percent of the applicable margin is payable quarterly in arrears on the undrawn portion of the facility.

(5)	Capital leases

	Capital leases are for specific periods, with terms of renewal but no purchase options. Renewals are at the discretion of the entity that holds the lease.

	Property, plant and equipment, allocated to Buildings and mine infrastructure, includes the following assets under capital leases:

		2011		2010
		Cost	Accumulated depreciation	Cost	Accumulated depreciation
		$	$	$	$

	Turbine Square Two (Proprietary) Limited	39	18	37	9
	Caterpillar Financial Services Corporation	16	5	15	2
	Mazuma Capital Corporation	7	3	8	2
	CSI Latina Arrendamento Mercantil S.A.	4	2	3	2
	Navachab Lewcor Mining Contract	31	2	-	-
		97	30	63	15

	Amortization charges relating to capital leases are included in Depreciation, depletion and amortization expense.

Future minimum lease payments under all the above capital leases together with the present value of minimum lease payments as of December 31, 2011 are:

2011
$

2012	20
2013	19
2014	19
2015	7
2016	5
Thereafter	35
Total minimum lease payments	105
Less interest	(29)
Present value of net minimum lease payments	76
Less current portion	(14)
Long-term capital lease obligation	62

Provision for Environmental Rehabilitation	12 Months Ended
Dec. 31, 2011
Accrual for Environmental Loss Contingencies Disclosure [Abstract]
Environmental Loss Contingency Disclosure [Text Block]
19.	PROVISION FOR ENVIRONMENTAL REHABILITATION

		2011	2010
		$	$

	Accrued environmental rehabilitation costs	653	530

Long-term environmental obligations comprising decommissioning and restoration are based on the Company's environmental management plans, in compliance with the current environmental and regulatory requirements.

While the ultimate amount of rehabilitation is uncertain, the Company has estimated that the total cost for mine rehabilitation and closure, on an undiscounted basis, will be $2,542 million which includes a total estimated liability of $57 million in respect of equity accounted joint ventures. AngloGold Ashanti USA has posted reclamation bonds with various federal and governmental agencies to cover environmental rehabilitation obligations. See Note 20.

The Company intends to finance the ultimate rehabilitation costs from the monies invested with the rehabilitation trust fund, the environmental protection bond as well as the proceeds on sale of assets and gold from plant clean-up at the time of mine closure.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Commitments And Contingencies Disclosure

	2011	2010
	$	$

Capital expenditure commitments(1)
Contracts for capital expenditure	202	176
Authorized by the directors but not yet contracted for	1,128	988
	1,330	1,164
Allocated for:
Project expenditure
- within one year	832	433
- thereafter	46	107
	878	540
Stay in business expenditure
- within one year	421	404
- thereafter	31	220
	452	624

(1) Including commitments through contractual arrangements by equity accounted joint ventures amounting to:	14	12

Other contractual purchase obligations(2)
- within one year	334	398
- thereafter	129	140
	463	538
(2) Other purchase obligations represent contractual obligations for the purchase of mining contract services, power, supplies, consumables, inventories, explosives and activated carbon. Amounts exclude purchase obligations of equity accounted joint ventures.

Summary of contracted uranium sales as at December 31, 2011

The Company had the following uranium commitments:

Year	lbs (000)	Average contracted price ($/lbs)

2012	858	61.54

Contingencies and guarantees are summarized as follows for disclosure purposes. Amounts represent possible losses for loss contingencies, where an estimate can be made, and quantification of guarantees:

	2011	2010
	$	$

Contingent liabilities

Groundwater pollution (1)	-	-
Deep groundwater pollution - South Africa (2)	-	-
Sales tax on gold deliveries - Brazil (3)	88	89
Other tax disputes - Brazil (4)	38	34
Indirect taxes - Ghana (5)	12	11
Tax disputes - Tanzania (6)	-	-
Occupational Diseases in Mines and Works Act ("ODMWA") litigation (7)	-	-

Contingent assets

Royalty - Boddington Gold Mine (8)	-	-
Royalty - Tau Lekoa Gold Mine (9)	-	-

Financial guarantees

Oro Group surety (10)	12	15
AngloGold Ashanti USA reclamation bonds (11)	101	88
AngloGold Ashanti Australia environmental bonds (12)	30	28
AngloGold Ashanti environmental guarantees (13)	166	193
Guarantee provided for syndicated revolving credit facility (14)	-	50
Guarantee provided for rated bonds (15)	1,012	1,012
Guarantee provided for convertible bonds (16)	736	736
Guarantee provided for mandatory convertible bonds (17)	791	791
Guarantee provided for A$ syndicated revolving credit facility (18)	-	-

Hedging guarantees
Gold delivery guarantees (19)	-	-
Ashanti Treasury Services Limited ("ATS") hedging guarantees (20)	-	-
Geita Management Company Limited ("GMC") hedging guarantees (21)	-	-

	2,986	3,047

The Company assesses the credit quality of counterparts at least on a quarterly basis. As of December 31, 2011, the probability of non-performance is considered minimal.

(1)	Ground water pollution

The Company has identified groundwater contamination plumes at certain of its operations, which have occurred primarily as a result of seepage from mine residue stockpiles. Numerous scientific, technical and legal studies have been undertaken to assist in determining the magnitude of the contamination and to find sustainable remediation solutions. The Company has instituted processes to reduce future potential seepage and it has been demonstrated that Monitored Natural Attenuation ("MNA") by the existing environment will contribute to improvement in some instances. Furthermore, literature reviews, field trials and base line modeling techniques suggest, but are not yet proven, that the use of phyto-technologies can address the soil and groundwater contamination. Subject to the completion of trials and the technology being a proven remediation technique, no reasonable estimate can be made for the obligation.

		2011	2010
		$	$

(2)	Deep ground water pollution - South Africa

	The Company has identified a flooding and future pollution risk posed by deep groundwater in the Klerksdorp and Far West Rand gold fields. Various studies have been undertaken by AngloGold Ashanti since 1999. Due to the interconnected nature of mining operations, any proposed solution needs to be a combined one supported by all the mines located in these gold fields. As a result, the Department of Mineral Resources and affected mining companies are involved in the development of a “Regional Mine Closure Strategy”. In view of the limitation of current information for the estimation of a liability, no reasonable estimate can be made for the obligation.

(3)	Sales tax on gold deliveries - Brazil

	In 2006, Mineração Serra Grande S.A. (“MSG”) received two tax assessments from the State of Goiás related to payments of state sales taxes at the rate of 12 percent on gold deliveries for export from one Brazilian state to another during the period from February 2004 to the end of May 2006. AngloGold Ashanti Córrego do Sitío Mineração S.A. manages the operation. In November 2006, the administrative council’s second chamber ruled in favor of MSG and fully cancelled the tax liability related to the first period. In July 2011, the administrative council’s second chamber ruled in favor of MSG and fully cancelled the tax liability related to the second period. The State of Goiás has appealed to the full board of the State of Goiás tax administrative council. In November 2011, the administrative council’s second chamber approved the suspension of proceedings and the remittance of the matter to the Department of Supervision of Foreign Trade (“Comex”) for review and verification. The Company believes both assessments are in violation of federal legislation on sales taxes.

	The Company's attributable share of the assessments are as follows:
	First assessment	54	55
	Second assessment	34	34
		88	89

(4)	Other tax disputes - Brazil

	MSG received a tax assessment in October 2003 from the State of Minas Gerais related to sales taxes on gold. The tax administrators rejected the Company’s appeal against the assessment. The Company is now appealing the dismissal of the case. The Company’s attributable share of the assessment is approximately:	9	10

	In addition, in November 2007, the Departamento Nacional de Produçâo Mineral ("DNPM"), a Brazilian federal mining authority, issued a tax assessment against AngloGold Ashanti Brazil Mineração ("AABM") relating to the calculation and payment by AABM of the financial contribution on mining exploitation ("CFEM") in the period from 1991 to 2006. The amount involved is approximately:	21	3

	Subsidiaries of the Company in Brazil are involved in various other disputes with tax authorities. These disputes involve federal tax assessments including income tax, royalties, social contributions and annual property tax. The amount involved is approximately:	8	21
		38	34

(5)	Indirect taxes - Ghana

	AngloGold Ashanti (Ghana) Limited received a tax assessment during September 2009 in respect of the 2006, 2007 and 2008 tax years following an audit by the tax authorities related to indirect taxes on various items. Management is of the opinion that the indirect taxes are not payable and the Company has lodged an objection.

	The assessment is approximately:	12	11

		2011	2010
		$	$

(6)	Tax disputes - Tanzania

	Geita Gold Mine Limited ("GGML") and Samax Resources Limited (Tanzania Branch) received a letter from the Tanzania Revenue Authority ("TRA") dated March 15, 2012.

	The TRA advised that it intends to issue assessments or demands in relation to a number of tax matters. The Company intends to defend the assessments and demands. As no assessments or demands have been received to date, no reasonable estimate can be made for the obligation.

(7)	ODMWA litigation

The case of Mr Thembekile Mankayi was heard in the High Court of South Africa in June 2008, and an appeal heard in the Supreme Court of Appeal in 2010. In both instances judgment was awarded in favor of AngloGold Ashanti Limited on basis that an employer is indemnified against such a claim for damages by virtue of the provisions of section 35 of the Compensation for Occupational Injuries and Diseases Act, 1993 ("COIDA"). A further appeal that was lodged by Mr Mankayi was heard in the Constitutional Court in 2010. Judgment in the Constitutional Court was handed down on March 3, 2011. The Constitutional Court held that section 35 of COIDA does not indemnify the employer against such claims.

Mr Mankayi passed away subsequent to the hearing in the Supreme Court of Appeal. Following the Constitutional Court judgment, Mr Mankayi’s executor may proceed with his case in the High Court. This will comprise, amongst others, providing evidence showing that Mr Mankayi contracted silicosis as a result of negligent conduct on the part of AngloGold Ashanti Limited.

The Company will defend the case and any subsequent claims on their merits. Should other individuals or groups lodge similar claims, these too will be defended by the Company and adjudicated by the Courts on their merits. In view of the limitation of current information for the estimation of a possible liability, no reasonable estimate can be made of this possible obligation.

(8)	Royalty - Boddington Gold Mine

	As a result of the sale of the interest in the Boddington Gold Mine during 2009, the Company is entitled to receive a royalty on any gold recovered or produced by the Boddington Gold Mine, where the gold price is in excess of Boddington Gold Mine’s cash costs plus $600 per ounce. The royalty is payable in each quarter from and after the second quarter in 2010, within forty five days of reporting period close and is capped at a total of $100 million.

	Details of the royalty are as follows:

	Total royalties received and receivable to date	42	4

(9)	Royalty - Tau Lekoa Gold Mine

	As a result of the sale of the Tau Lekoa Gold Mine during 2010, the Company is entitled to receive a royalty on the production of a total of 1.5 million ounces by the Tau Lekoa Gold Mine and in the event that the average monthly rand price of gold exceeds R180,000 per kilogram (subject to an inflation adjustment). Where the average monthly rand price of gold does not exceed R180,000 per kilogram (subject to an inflation adjustment), the ounces produced in that quarter do not count towards the total 1.5 million ounces upon which the royalty is payable. The royalty will be determined at 3 percent of the net revenue (being gross revenue less state royalties) generated by the Tau Lekoa assets. Royalties on 219,005 ounces produced have been received to date.

	Royalties received in cash during the year ended December 31	5	3

(10)	Oro Group surety	12	15

The Company has provided surety in favor of a lender on a gold loan facility with its associate Oro Group (Proprietary) Limited and one of its subsidiaries. The Company has a total maximum liability, in terms of the suretyships, of R100 million. The probability of the non-performance under the suretyships is considered minimal.

		2011	2010
		$	$

(11)	AngloGold Ashanti USA reclamation bonds	101	88

	Pursuant to US environmental and mining requirements, gold mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these requirements. AngloGold Ashanti USA has posted reclamation bonds with various federal and state governmental agencies to cover potential rehabilitation obligations. The Company has provided a guarantee for these obligations which would be payable in the event of AngloGold Ashanti USA not being able to meet its rehabilitation obligations. The obligations will expire upon completion of such rehabilitation and release of such areas by the applicable federal and/or state agency. AngloGold Ashanti is not indemnified by third parties for any of the amounts that may be paid by AngloGold Ashanti under its guarantee.

(12)	AngloGold Ashanti Australia environmental bonds	30	28

Pursuant to Australia environmental and mining requirements, gold mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these requirements. AngloGold Ashanti Australia has posted bonds with state governmental agencies to cover potential rehabilitation obligations. The Company has provided a guarantee for these obligations which would be payable in the event of AngloGold Ashanti Australia not being able to meet its rehabilitation obligations. The obligations will expire upon completion of such rehabilitation and release of such areas by the applicable state agency. AngloGold Ashanti is not indemnified by third parties for any of the amounts that may be paid by AngloGold Ashanti under its guarantee.

(13)	AngloGold Ashanti environmental guarantees	166	193

Pursuant to South African mining laws, mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these laws. In order to cover against premature closure costs, the Company has secured bank guarantees to cover potential rehabilitation obligations of certain mines in South Africa. The Company has provided a guarantee for these obligations which would be payable in the event of the South African mines not being able to meet such rehabilitation obligations. The obligations will expire upon compliance with all provisions of the environment management program in terms of South African mining laws. AngloGold Ashanti is not indemnified by third parties for any of the amounts that may be paid by AngloGold Ashanti under its guarantee.

(14)	Guarantee provided for syndicated revolving credit facility

	AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Incorporated, as guarantors, have each guaranteed all payments and other obligations of the borrowers and the other guarantors under the $1.0 billion four year revolving credit facility.

	The total amount outstanding under this facility as at December 31 amounted to:	-	50

(15)	Guarantee provided for rated bonds	1,012	1,012

AngloGold Ashanti Limited has fully and unconditionally guaranteed all payments and other obligations of AngloGold Ashanti Holdings plc regarding the issued $700 million 5.375 percent rated bonds due 2020 and the issued $300 million 6.5 percent rated bonds due 2040.

(16)	Guarantee provided for convertible bonds	736	736

AngloGold Ashanti Limited has fully and unconditionally guaranteed all payments and other obligations of AngloGold Ashanti Holdings Finance plc regarding the issued $732.5 million 3.5 percent convertible bonds due 2014.

(17)	Guarantee provided for mandatory convertible bonds	791	791

AngloGold Ashanti Limited has fully and unconditionally guaranteed all payments and other obligations of AngloGold Ashanti Holdings Finance plc regarding the issued $789 million 6 percent mandatory convertible bonds due 2013.

		2011	2010
		$	$

(18)	Guarantee provided for A$ syndicated revolving credit facility

AngloGold Ashanti Limited together with AngloGold Ashanti Holdings plc, as guarantors, has each guaranteed all payments and other obligations of AngloGold Ashanti Australia Limited under the A$600 million four year revolving credit facility entered into during December 2011.

	The total amount outstanding under this facility as at December 31 amounted to:	-	-

(19)	Gold delivery guarantees	-	-

The Company has issued gold delivery guarantees to several counterpart banks pursuant to which it guarantees the due performance of its subsidiaries AngloGold (USA) Trading Company, AngloGold South America Limited and Cerro Vanguardia S.A. under their respective gold hedging agreements. At December 31, 2011 and 2010 the Company had no open gold hedge contracts.

(20)	ATS hedging guarantees	-	-

The Company together with its wholly-owned subsidiary AngloGold Ashanti Holdings plc has provided guarantees to several counterpart banks for the hedging commitments of its wholly-owned subsidiary ATS. The maximum potential amount of future payments is all moneys due, owing or incurred by ATS under or pursuant to the hedging agreements. At December 31, 2011 and 2010 the Company had no open gold hedge contracts.

(21)	GMC hedging guarantees	-	-

The Company and its wholly-owned subsidiary AngloGold Ashanti Holdings plc have issued hedging guarantees to several counterpart banks in which they have guaranteed the due performance by GMC of its obligations under or pursuant to the hedging agreements entered into by GMC, and to the payment of all money owing or incurred by GMC as and when due. The maximum potential amount of future payments is all moneys due, owing or incurred by GMC under or pursuant to the hedging agreements. At December 31, 2011 and 2010 the Company had no open gold hedge contracts.

Vulnerability from concentrations

The majority of AngloGold Ashanti’s 61,242 employees (2010: 62,046, 2009: 63,364) are subject to collective bargaining agreements. In South Africa agreements are established in negotiations between the Chamber of Mines, the body that represents the gold mining industry in South Africa, and representative groups of labor. The agreements have a two-year validity period. The most recent settlement negotiation was completed in August 2011, when the parties reached an agreement covering the period from July 1, 2011 to June 30, 2013.

Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity
Stockholders' Equity
On May 15, 2009, shareholders approved the increase in the authorized common stock from 400,000,000 shares of common stock to 600,000,000 shares of common stock of 25 ZAR cents each.

No of shares

At the annual general meeting of shareholders held on May 11, 2011, shareholders approved, as a general authority, authorization to the board of directors to allot and issue, in their discretion, and for such purpose and on such terms as they may in their discretion determine, up to a maximum of 5 percent of the total number of common stock of 25 ZAR cents each in the issued share capital of the Company from time to time. Shareholders will be asked to renew this authority at the forthcoming annual general meeting to be held on May 10, 2012. At December 31, 2011, the number of shares of common stock placed under the control of the directors, amounted to:	19,112,117

The Company's redeemable preference shares, held within the group, consist of the following:
A redeemable preference shares issued	2,000,000
B redeemable preference shares issued	778,896

A and B redeemable preference shares issued which are held by a wholly-owned subsidiary Eastvaal Gold Holdings Limited, may not be transferred and are redeemable from the realization of the assets relating to the Moab Lease area after cessation of mining operations in the area. The shares carry the right to receive dividends equivalent to the profits (net of royalty, ongoing capital expenditure and taxation) from operations in the area. No further A and B redeemable preference shares will be issued.

	The issues of common stock and the cancellations of E shares of common stock resulted in the following year-on-year movements in share capital and premium:

		2011		2010		2009
		$	Number of shares	$	Number of shares	$	Number of shares

	Stock issued as part of equity offering completed on September 15, 2010	-	-	773	18,140,000	-	-
	Stock issued on the exercise of options/awards granted in terms of the share incentive scheme	33	889,593	26	823,411	25	1,131,916
	E shares cancelled and stock issued in accordance with the cancellation formula pertaining to the Employee Share Ownership Plan and Izingwe Holdings (1)	20	99,747	12	-	3	1,181
	E Shares of common stock cancelled - Izingwe Holdings	-	(70,000)	-	(280,000)	-	-
	Stock issued as part of equity offering, the funds of which were applied to initial 35 percent interest in the Kibali gold project	-	-	-	-	280	7,624,162

	Stock transferred from the Employee Share Ownership Plan to exiting employees pursuant to the rules of the scheme	7	156,958	10	230,921	7	189,787
		60	1,076,298	821	18,914,332	315	8,947,046

(1)	E Shares of common stock cancelled - Employee Share Ownership Plan		922,328		708,872		171,943

Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements
Fair Value Measurements

The FASB ASC guidance establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1       -       Quoted prices in active markets for identical assets or liabilities.

Level 2       -       Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3       -       Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company utilizes the market approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.

The following table sets out the Company's financial assets and (liabilities) measured on a recurring basis at fair value, by level within the hierarchy as at December 31, 2011 (in US Dollars, millions):

Items measured at fair value on a recurring basis

Description	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	1,112			1,112
Marketable equity securities	82			82
Mandatory convertible bonds	(760)			(760)
Embedded derivatives		(1)		(1)
Option component of convertible bonds		(92)		(92)

The Company's cash equivalents are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices. The cash instruments that are valued based on quoted market prices in active markets are primarily money market securities. Due to the short maturity of cash, carrying amounts approximate fair values.

The Company's marketable equity securities (see Note 15) are included in Other long-term assets in the Company's consolidated balance sheet. They consist of investments in ordinary shares and are valued using quoted market prices in active markets and as such are classified within Level 1 of the fair value hierarchy. The fair value of the marketable equity securities is calculated as the quoted market price of the marketable equity security multiplied by the quantity of shares held by the Company.

The Company's mandatory convertible bonds (see Note 18) are included in debt at fair value in the Company's consolidated balance sheet. The bonds are valued using quoted market prices in an active market and as such are classified within Level 1 of the fair value hierarchy. The fair value of the bonds is calculated as the quoted market price of the bond multiplied by the quantity of bonds issued by the Company.

Embedded derivatives and the conversion features of convertible bonds are included as derivatives on the balance sheet. Such instruments are typically classified within Level 2 of the fair value hierarchy.

The following inputs were used in the valuation of the conversion features of convertible bonds as at December 31:

2011

Market quoted bond price (percent)	111.50
Fair value of bond excluding conversion feature (percent)	98.90
Fair value of conversion feature (percent)	12.60
Total issued bond value ($ million)	732.5

The option component of the convertible bonds is calculated as the difference between the price of the bonds including the option component (bond price) and the price excluding the option component (bond floor price).

Items measured at fair value on a non-recurring basis

					2011
					$
During 2011, the Company fully impaired and wrote-off certain assets in South Africa and Continental Africa. This resulted in a loss, which is included in earnings for the period, of:					17

See “Note 5 - Costs and expenses: Impairment of assets” for additional information.

In 2011, the Company fully impaired its equity method investments in Margaret Water Company, Orpheo (Proprietary) Limited and Société d’Exploitation des Mines d'Or de Yatela S.A. In addition, the Company impaired its listed associate Mariana Resources Limited, to fair value of $7 million. See Note 15. This resulted in a loss, which is included in equity income in associates, of:					10

The above items are summarized as follows:

	Fair value	Level 1	Level 2	Level 3	Total gain/(loss)
Description	$	$	$	$	$
Long-lived assets abandoned	-				(17)
Associates and equity accounted joint ventures	7	7			(10)
	7	7	-	-	(27)

Financial Risk Management Activities	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments And Hedging Activities Disclosure [Text Block]

In the normal course of its operations, the Company is exposed to gold and other commodity price, currency, interest rate, equity price, liquidity and non-performance risk, which includes credit risk. The Company is also exposed to certain by-product commodity price risk. In order to manage these risks, the Company may enter into transactions which make use of derivatives. The Company has developed a risk management process to facilitate, control and monitor these risks. The Audit and Corporate Governance Committee has approved and monitors this risk management process, inclusive of documented treasury policies, counterpart limits, controlling and reporting structures. The Company does not acquire, hold or issue derivatives for speculative purposes. Although all derivative transactions executed by the Company serve to economically manage the Company's risk to the market factors discussed above, not all such derivatives qualify for hedge accounting treatment, including instances whereby management has elected to not designate such derivatives as part of a qualifying hedge accounting relationship.

The financial risk management activities objectives of the Company are as follows:

  Safeguarding the Company's core earnings stream through the effective control and management of gold and other commodity price risk, foreign exchange risk and interest rate risk;
  Effective and efficient usage of credit facilities through the adoption of liquidity planning procedures;
  Ensuring that investment and hedging transactions are undertaken with creditworthy counterparts; and
  Ensuring that contracts and agreements related to risk management activities are coordinated, consistent throughout the Company and comply where necessary with relevant regulatory and statutory requirements.

A number of products, including derivatives are used to satisfy these objectives. Contracts that meet the criteria for hedge accounting are designated as the hedging instruments hedging the variability of forecasted cash flows from the sale of production into the spot market and from capital expenditure denominated in a foreign currency and are classified as cash flow hedges under the FASB ASC guidance on derivatives and hedging. Cash flows related to these instruments designated as qualifying hedges are reflected in the consolidated statement of cash flows in the same category as the cash flow from the items being hedged. Accordingly, cash flows relating to the settlement of forward sale commodity derivatives contracts hedging the forecasted sale of production into the spot market as well as the forward sale currency derivative contracts hedging the forecasted capital expenditure, have been reflected upon settlement as a component of operating cash flows. The ineffective portion of cash flow hedges recognized in (gain)/loss on non-hedge derivatives in the income statement during the year was $nil million (2010: $nil million; 2009: $5 million). The Company does not have any open cash flow hedge contracts relating to product sales or forecasted capital expenditure as at December 31, 2011 (2010: $nil million; 2009: $37 million). Cash flow hedge losses pertaining to capital expenditure of $3 million as at December 31, 2011 (2010: $3 million; 2009: $4 million) are expected to be reclassified from accumulated other comprehensive income and recognized as an adjustment to depreciation expense until 2017.

A gain on non-hedge derivatives of $83 million was recorded in 2011 (2010: loss of $703 million; 2009: loss of $1,452 million). See “Note 5 – Cost and expenses: Non-hedge derivative (gain)/loss and movement on bonds” for additional information.

Gold price risk management activities

Gold price risk arises from the risk of an adverse effect of current or future earnings resulting from fluctuations in the price of gold. The Company historically utilized derivatives as part of its hedging of the risk. In order to provide financial exposure to the rising spot price of gold and the potential for enhanced cash-flow generation the Company completed its final tranche of the hedge buy-back program during 2010 and settled all forward gold and foreign exchange contracts that had been used by the Company in the past to manage those risks. At year end there were no net forward sales contracts (2010: nil kg; 2009: 571kg), net call options sold (2010: nil kg; 2009: 120,594kg) and net put options sold (2010: nil kg; 2009: 27,071kg).

The mix of derivative instruments, the volume of production hedged and the tenor of the hedge book is continuously reviewed in light of changes in operational forecasts, market conditions and the Company's hedging policy as set by the board of directors.

Elimination of hedge book

The Company communicated a board approved strategy in prior years to begin reducing its outstanding gold derivatives position in order to be more exposed to spot gold prices. During 2010, the Company completed the final phase of this strategy and eliminated its gold hedge book. See “Note 5 – Cost and expenses: Non-hedge derivative (gain)/loss and movement on bonds” for additional information relating to the final 2010 hedge book elimination and the hedge buy-back transactions, including the impact thereof on the 2009 and 2010 consolidated financial statements.

The results of operations and cash flows for 2009, 2010 and 2011 were adversely impacted given the early cash settlement of non-hedge derivatives and previously designated NPSE contracts with low contracted sales prices, respectively, committed ounces have been fully eliminated as at December 31, 2011 (December 31, 2010: nil committed ounces; December 31, 2009: 3.90 million committed ounces). The Company has since had full exposure to the spot price of gold.

Foreign exchange price risk protection agreements

The Company, from time to time, may enter into currency forward exchange and currency option contracts to hedge certain anticipated transactions denominated in foreign currencies. The objective of the Company's foreign currency hedging activities is to protect the Company from the risk that the eventual cash flows resulting from transactions denominated in US dollars will be adversely affected by changes in exchange rates.

As at December 31, 2011 and 2010, the Company had no open forward exchange or currency option contracts in its currency hedge position.

Interest rate and liquidity risk

Fluctuations in interest rates impacts interest paid and received on the short-term cash investments and financing activities, giving rise to interest rate risk.

In the ordinary course of business, the Company receives cash from the proceeds of its gold sales and is required to fund working capital requirements. This cash is managed to ensure surplus funds are invested in a manner to achieve market related returns while minimizing risks.

The Company is able to actively source financing at competitive rates. The counterparts are financial and banking institutions and their credit ratings are regularly monitored by the Company.

Cash and loans advanced maturity profile

		2011				2010
Maturity date	Currency	Fixed rate investment amount (million)	Effective rate %	Floating rate investment amount (million)	Effective rate %	Fixed rate investment amount (million)	Effective rate %	Floating rate investment amount (million)	Effective rate %
All less than one year	USD	10	0.48	467	0.20	13	0.20	171	0.19
	ZAR	3,030	5.50	164	3.55	969	5.58	57	4.64
	AUD	81	4.65	23	4.45	42	4.45	25	4.44
	EUR	-	-	-	0.00	-	-	3	1.00
	CAD	-	-	-	0.00	-	-	2	0.20
	BRL	-	-	27	6.61	-	-	30	8.90
	ARS	-	-	1	10.23	-	-	2	9.00
	NAD	-	-	119	4.08	102	5.00	207	5.00

Borrowings maturity profile

			Between		Between
	Within one year		one and two years		two and five years		After five years		Total
Currency	Borrowings amount (million)	Effective rate %	Borrowings amount (million)	Effective rate %	Borrowings amount (million)	Effective rate %	Borrowings amount (million)	Effective rate %	Borrowings amount (million)
	$22	5.4	761	6.0	660	3.5	994	5.7	2,437
ZAR	-	-	8	9.8	40	9.8	217	9.8	265
BRL	4	5.8	3	5.2	4	4.0	-	-	11
NAD	64	8.4	72	8.4	97	8.4	-	-	233

Interest rate risk

	Fixed for less than one year		Fixed for between one and three years		Fixed for greater than three years		Total
Currency	Borrowings amount (million)	Effective rate %	Borrowings amount (million)	Effective rate %	Borrowings amount (million)	Effective rate %	Borrowings amount (million)
	$22	5.4	1,420	4.8	995	5.7	2,437
ZAR	-	-	24	9.8	241	9.8	265
BRL	4	5.8	5	4.6	2	4.5	11
NAD	64	8.4	161	8.4	8	8.4	233

Non-performance risk

Realization of contracts is dependent upon counterparts' performance. The Company has not obtained collateral or other security to support the financial instruments subject to non-performance risk, but the credit standing of counterparts was monitored on a regular basis throughout the year. The Company spreads its business over a number of financial and banking institutions to minimize the risk of potential non-performance risk. Furthermore, the approval process of counterparts and the limits applied to each counterpart were monitored by the board of directors. Where possible, ISDA netting agreements were put into place by management.

The combined maximum credit risk exposure at balance sheet date amounts to $198 million (2010: $177 million). Credit risk exposure netted by open derivative positions with counterparts was $nil million (2010: $1 million). No set-off is applied to balance sheet amounts due to the different maturity profiles of assets and liabilities.

The fair value of derivative assets and liabilities reflects non-performance risk relating to the counterparts and the Company, respectively, as at December 31, 2011 and 2010.

Fair value of financial instruments

The estimated fair values of financial instruments are determined at discrete points in time based on relevant market information. The estimated fair values of the Company's financial instruments, as measured at December 31, 2011 and 2010, are as follows (assets (liabilities)):

	December 31, 2011		December 31, 2010
	Carrying		Carrying
	amount	Fair value	amount	Fair value
	$	$	$	$
Cash and cash equivalents	1,112	1,112	575	575
Restricted cash	58	58	43	43
Short-term debt	(30)	(30)	(133)	(133)
Short-term debt at fair value	(2)	(2)	(2)	(2)
Long-term debt	(1,715)	(1,857)	(1,730)	(2,059)
Long-term debt at fair value	(758)	(758)	(872)	(872)
Derivatives	(93)	(93)	(175)	(175)
Marketable equity securities - available for sale	82	82	124	124
Marketable debt securities - held to maturity	8	11	13	14
Non-marketable assets - held to maturity	2	2	2	2
Non-marketable debt securities - held to maturity	85	85	89	89

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash restricted for use, cash and cash equivalents and short-term debt

The carrying amounts approximate fair value because of the short-term duration of these instruments.

Long-term debt

The mandatory convertible bonds are carried at fair value. The fair value of the convertible and rated bonds are shown at their quoted market value. Other long-term debt re-prices on a short-term floating rate basis, and accordingly the carrying amount approximates fair value.

Derivatives

The fair value of volatility-based instruments (i.e. options) are estimated based on market prices, volatilities, credit risk and interest rates for the periods under review.

Investments

Marketable equity securities classified as available-for-sale are carried at fair value. Marketable debt securities classified as held to maturity are measured at amortized cost. Non-marketable assets classified as held to maturity are measured at amortized cost. The fair value of marketable debt securities and non-marketable assets has been calculated using market interest rates. Investments in non-marketable debt securities classified as held to maturity are measured at amortized cost. The cost method investment is carried at cost. There is no active market for the investment and the fair value cannot be reliably measured.

The following is the fair value of the derivative (liabilities)/assets split by accounting designation:

	December 31, 2011
	Assets
	Balance Sheet location	Non-hedge accounted	Total
		$	$
Warrants on shares	Current assets - derivatives	-	-
Total derivatives		-	-

	December 31, 2011
	Liabilities
	Balance Sheet location	Non-hedge accounted	Total
		$	$
Option component of convertible bonds	Non-current liabilities - derivatives	(92)	(92)
Embedded derivatives	Non-current liabilities - derivatives	(1)	(1)
Total derivatives		(93)	(93)

	December 31, 2010
	Assets
	Balance Sheet location	Non-hedge accounted	Total
		$	$
Warrants on shares	Current assets - derivatives	1	1
Total derivatives		1	1

	December 31, 2010
	Liabilities
	Balance Sheet location	Non-hedge accounted	Total
		$	$
Option component of convertible bonds	Non-current liabilities - derivatives	(176)	(176)
Total derivatives		(176)	(176)

	Non-hedge derivative (gain)/loss recognized

		Year ended December 31,
		2011	2010		2009

		$	$		$
	Realized (1)
	Forward sales type agreements - commodity	-	377		535
	Option contracts - commodity	-	2,573		144
	Forward sales agreements - currency	-	13		(107)
	Option contracts - currency	-	(3)		(12)
	Interest rate swaps - Gold	-	15		(16)
		-	2,975	(2)	544	(3)

	Unrealized (1)
	Forward sales type agreements - commodity	-	(265)		188
	Option contracts - commodity	-	(1,999)		648
	Forward sales agreements - currency	-	-		15
	Option contracts - currency	-	-		3
	Interest rate swaps - Gold	-	(13)		25
	Option component of convertible bonds	(84)	1		33
	Embedded derivatives	1	(1)		1
	Warrants on shares	-	5		(5)
		(83)	(2,272)		908

	Non-hedge derivatives (gain)/loss	(83)	703		1,452

(1)	Realized and unrealized gains and losses on non-hedge derivatives are included in "Non-hedge derivative (gain)/loss and movement on bonds" in the income statement.
(2)	Includes $2,698 million loss related to the final tranche of the accelerated hedge buy-back executed during 2010.
(3)	Includes $797 million loss related to the accelerated hedge buy-back in 2009.

Other comprehensive income

Year ended December 31, 2011

	Cash flow hedges, before taxation	Cash flow hedges removed from equity, before taxation		Hedge ineffectiveness, before taxation
	$		$		$
	Gain/(loss) recognized in accumulated other comprehensive income (effective portion)	Location of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Amount of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Location of (gain)/loss recognized in income (ineffective portion)	Amount of (gain)/loss recognized in income (ineffective portion)
Forward sales type agreements -				Non-hedge derivatives (gain)/
commodity	-	Product sales	-	loss and movement on bonds	-
	-		-		-

Other comprehensive income

	Year ended December 31, 2010

	Cash flow hedges, before taxation	Cash flow hedges removed from equity, before taxation		Hedge ineffectiveness, before taxation
	$		$		$
	Gain/(loss) recognized in accumulated other comprehensive income (effective portion)	Location of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Amount of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Location of (gain)/loss recognized in income (ineffective portion)	Amount of (gain)/loss recognized in income (ineffective portion)
Forward sales type agreements -				Non-hedge derivatives (gain)/
commodity	-	Product sales	52	loss and movement on bonds	-
	-		52		-

Other comprehensive income

	Accumulated other comprehensive income as of January 1, 2011	Changes in fair value recognized in 2011	Reclassification adjustments	Accumulated other comprehensive income as of December 31, 2011
	$	$	$	$
Derivatives designated as
Capital expenditure	(3)	-	-	(3)
Before tax totals	(3)	-	-	(3)
After tax totals	(2)	-	-	(2)

	Accumulated other comprehensive income as of January 1, 2010	Changes in fair value recognized in 2010	Reclassification adjustments	Accumulated other comprehensive income as of December 31, 2010
	$	$	$	$
Derivatives designated as
Gold sales	(52)	-	52	-
Capital expenditure	(3)	-	-	(3)
Before tax totals	(55)	-	52	(3)
After tax totals	(22)	-	20	(2)

Maturity profile of derivatives, at carrying value

	Total $		2011 Assets $	Liabilities $
Amounts to mature within twelve months of balance sheet date	-		-	-
Amounts maturing between one and two years	-	1	-	-
Amounts maturing between two and five years	(92)		-	(92)
Amounts to mature thereafter	(1)		-	(1)
Total	(93)		-	(93)

	Total $	2010 Assets $	Liabilities $
Amounts to mature within twelve months of balance sheet date	1	1	-
Amounts maturing between one and two years	-	-	-
Amounts maturing between two and five years	(176)	-	(176)
Amounts to mature thereafter	-	-	-
Total	(175)	1	(176)

Sensitivity analysis

Derivatives

The Company monitors the sensitivity of the convertible bonds to changes in its share price.

The following table discloses the approximate sensitivity, in US dollars, of the convertible bonds to the Company's share price at December 31, 2011 (actual changes in the timing and amount of the following variables may differ from the assumed changes below).

	2011
	Change in underlying factor (+)	Non-hedge accounted	Total change in fair value
		$	$
Convertible bonds
AngloGold Ashanti Limited share price ($)	Spot (+$3)	(23)	(23)

	2011
	Change in underlying factor (-)	Non-hedge accounted	Total change in fair value
		$	$
Convertible bonds
AngloGold Ashanti Limited share price ($)	Spot (-$3)	21	21

Mandatory convertible bonds

The mandatory convertible bond valuation is primarily linked to the AngloGold Ashanti Limited share price traded on the New York Stock Exchange (NYSE) and fluctuates with reference to the NYSE share price and market interest rates. An increase or decrease of $3 in the AngloGold Ashanti Limited share price will generally impact the value of the mandatory convertible bond liability in a stable interest environment by approximately $39 million.

Foreign exchange risk

Foreign exchange risk arises on financial instruments that are denominated in a foreign currency.

The following table discloses the approximate foreign exchange risk sensitivities of debt at December 31, 2011 (actual changes in the timing and amount of the following variables may differ from the assumed changes below).

	2011
	Change in exchange rate	Change in borrowings total
		$
Debt
ZAR denominated (R/$)	Spot (+R1)	(4)
BRL denominated (BRL/$)	Spot (+BRL0.25)	(1)
NAD denominated (NAD/$)	Spot (+NAD1)	(3)

	2011
	Change in exchange rate	Change in borrowings total
		$
Debt
ZAR denominated (R/$)	Spot (-R1)	5
BRL denominated (BRL/$)	Spot (-BRL0.25)	1
NAD denominated (NAD/$)	Spot (-NAD1)	4

Additional Cash Flow Information	12 Months Ended
Dec. 31, 2011
Additional Cash Flow Information
Additional Cash Flow Information
		2011 $	2010 $	2009 $

	Reported in the consolidated statements of cash flows:

	Interest paid	144	115	111
	Taxation paid	477	188	147

	Non-cash investing and financing items not reported in the consolidated statements of cash flows:

	Non cash movements included in Property, plant & equipment	389	302	426

	Exercise of share options	51	43	20

	Non-cash operating items not reported in the consolidated statements of cash flows:

	Foreign exchange gain(1)	11	2	103

(1)	Foreign exchange gain included in Interest, dividends and other amounts to:	2	3	112

Provision for Pension and Other Post-Retirement Medical Benefits	12 Months Ended
Dec. 31, 2011
Defined Benefit Pension Plans And Defined Benefit Postretirement Plans Disclosure [Abstract]
Provision for Pension and Other Post-Retirement Medical Benefits

The provision for pension and post-retirement medical funding represents the provision for health care and pension benefits for employees, retired employees and their dependants.

Defined benefit plans

The retirement schemes as at December 31, 2011, 2010 and 2009, consist of the following which reflects the following provision values:

	2011	2010	2009
	$	$	$

AngloGold Ashanti Pension Fund liability/(asset)	23	-	(5)
Post-retirement medical scheme for AngloGold Ashanti South Africa employees	159	179	149
Other defined benefit plans	12	12	10
Sub total	194	191	154
Transferred to other non-current assets. See Note 15.
AngloGold Ashanti Pension Fund	-	-	5
Post-retirement medical scheme for Rand Refinery employees	2	3	2
Ashanti retired staff pension plan	1	-	-
Short-term portion transferred to other current liabilities. See Note 17.	(12)	(14)	(14)
Total provision classified as a non-current liability	185	180	147

South Africa defined benefit pension fund

The plan is evaluated by independent actuaries on an annual basis as at December 31. The valuation as at December 31, 2011 was completed at the beginning of 2012. The most recent statutory valuation effective December 31, 2008 was completed in March 2010. The next statutory valuation will have an effective date no later than December 31, 2011.

All South African pension funds are governed by the Pension Funds Act of 1956 as amended.

	Information with respect to the defined benefit fund, which includes benefits for AngloGold Ashanti employees, for the year ended December 31, is set forth in the table below:

		Pension benefits
		2011	2010	2009
		$	$	$
	Change in benefit obligation
	Benefit obligation at January 1,	334	269	199
	Service cost	7	7	6
	Interest cost	25	25	16
	Plan participants’ contributions	2	2	2
	Actuarial loss/(gain)	22	21	(2)
	Benefits paid	(19)	(28)	(8)
	Translation	(64)	38	56
	Benefit obligation at December 31,	307	334	269

	Change in plan assets
	Fair value of plan assets at January 1,	334	274	188
	Actual return on plan assets	24	40	32
	Company contributions	7	8	5
	Plan participants’ contributions	2	2	2
	Benefits paid	(19)	(28)	(8)
	Translation	(64)	38	55
	Fair value of plan assets at December 31,	284	334	274

	(Unfunded)/funded status at end of year	(23)	-	5
	Net amount recognized	(23)	-	5

	Components of net periodic benefit cost
	Service cost	7	7	6
	Interest cost	25	25	16
	Actuarial loss/(gain)	28	10	(14)
	Expected return on assets	(30)	(29)	(20)
	Net periodic benefit cost	30	13	(12)

	Accumulated benefit obligation at December 31,	269	290	230

	Assumptions
	Weighted-average assumptions used to determine benefit obligations at December 31,
	Discount rate	8.75%	8.50%	9.25%
	Rate of compensation increase	8.00%	7.25%	7.50%

	Weighted-average assumptions used to determine the net periodic benefit cost for the years ended December 31,
	Discount rate	8.75%	8.50%	9.25%
	Expected long-term return on plan assets	11.20%	9.99%	10.63%
	Rate of compensation increase(1)	8.00%	7.25%	7.50%
	Pension increase	5.40%	4.73%	4.95%

(1)	Short-term compensation rate increase	7.50%	7.50%	7.00%
	Long-term compensation rate increase	8.00%	7.25%	7.50%

The expected long-term return on plan assets is determined using the after tax return of RSA Government long bond yields as a guide.

	Pension benefits
	2011	2010
	%	%
Plan assets
AngloGold Ashanti’s pension plan asset allocations at December 31, 2011 and 2010, by asset category are as follows:

Asset category
Equity securities	56%	60%
Debt securities	37%	36%
Other	7%	4%
	100%	100%

Fair value of plan assets

The following table sets out the Company’s plan assets measured at fair value, by level within the hierarchy as at December 31, 2011 (in US Dollars, millions):

Description	Level 1	Level 2	Level 3	Total
Domestic equity security	106			106
Foreign equity securities	54			54
Domestic fixed interest bonds	81			81
Foreign fixed interest bonds	14			14
Real estate investment trust	3			3
Cash	16			16
Unlisted specialized credit		10		10

The following table sets out the Company’s plan assets measured at fair value, by level within the hierarchy as at December 31, 2010 (in US Dollars, millions):

Description	Level 1	Level 2	Level 3	Total
Domestic equity security	150			150
Foreign equity securities	50			50
Domestic fixed interest bonds	95			95
Foreign fixed interest bonds	13			13
Real estate investment trust	4			4
Cash	11			11
Unlisted specialized credit		11		11

Fair value of level 1 plan assets is based on quoted market prices.

Fair value of level 2 plan assets is based on market interest rates (for fixed rate investments) accrued interest and credit risk ratings.

Investment policy

The Trustees have adopted a long-term horizon in formulating the Fund's investment strategy, which is consistent with the term of the Fund's liabilities. The investment strategy aims to provide a reasonable return relative to inflation across a range of market conditions.

The Trustees have adopted different strategic asset allocations for the assets backing pensioner and active member liabilities. The strategic asset allocation defines what proportion of the Fund's assets should be invested in each major asset class. The Trustees have then selected specialist investment managers to manage the assets in each asset class according to specific performance mandates instituted by the Trustees.

The Trustees have also put in place a detailed Statement of Investment Principles that sets out the Fund's overall investment philosophy and strategy.

Fund returns are calculated on a monthly basis, and the performance of the managers and Fund as a whole is formally reviewed by the Fund's Investment Sub-Committee at least every six months.

	2011			2010
	No. of	Percentage of	Fair value	No. of	Percentage of	Fair value
	shares	total assets	$	shares	total assets	$
Related parties
Investments held in related parties are summarized as follows:

Equity securities
AngloGold Ashanti Limited	100,079	1.5%	4	119,758	1.8%	6

Other investments exceeding 5% of total plan assets
Bonds
IFM Corporate Bond Unit Trust	287,226,346	12.7%	36	267,975,059	12.2%	41
Allan Gray Orbis Global Equity Fund	242,110	9.5%	27	243,210	9.0%	30
Stonehage Contrarius Global Equity Fund	1,251,535	9.1%	26	-	-	-
			89			71

Cash flows
$
Contributions
Expected Company contribution to its pension plan in 2012	5

Estimated future benefit payments
The following pension benefit payments, which reflect the expected future service, as appropriate, are expected to be paid:

2012	20
2013	20
2014	21
2015	21
2016	21
2017 – 2021	115

South Africa post-retirement medical benefits

The provision for post-retirement medical funding represents the provision for health care benefits for employees and retired employees and their registered dependants. The post-retirement benefit costs are assessed in accordance with the advice of independent professionally qualified actuaries. The actuarial method used is the projected unit credit funding method. This scheme is unfunded. The last actuarial valuation was performed at December 31, 2011.

Information with respect to the defined benefit liability, which includes post-retirement medical benefits for AngloGold Ashanti South Africa employees, for the year ended December 31, is set forth in the table below:

	Other benefits
	2011	2010	2009
	$	$	$
Change in benefit obligation
Benefit obligation at January 1,	179	149	115
Service cost	1	1	-
Interest cost	13	13	9
Benefits paid	(13)	(14)	(10)
Actuarial loss	11	10	4
Translation	(32)	20	31
Benefit obligation at December 31,	159	179	149
Unfunded status at end of year	(159)	(179)	(149)
Net amount recognized	(159)	(179)	(149)

Components of net periodic benefit cost
Service cost	1	1	-
Interest cost	13	13	9
Actuarial gains and losses	11	10	4
	25	24	13

The assumptions used in calculating the above amounts are:
Discount rate	8.75%	8.50%	9.25%
Expected increase in health care costs	7.50%	7.60%	7.00%

Assumed health care cost trend rates at December 31,
Health care cost trend assumed for next year	7.50%	7.60%	7.00%
Rate to which the cost trend is assumed to decline (ultimate trend rate)	7.50%	7.60%	7.00%

Assumed health care cost trend rates have a significant effect on the amounts reported for health care plans. A one percentage-point change in assumed health care cost trend rates would have the following effect:

	1-percentage point	1-percentage point
	increase	decrease
Effect on total service and interest cost	2	(1)
Effect on post-retirement benefit obligation	17	(14)

Cash flows
$
Contributions
Expected Company contributions to the post-retirement medical plan in 2012	12

Estimated future benefit payments
The following medical benefit payments, which reflect the expected future service, as appropriate, are expected to be paid:

2012	12
2013	13
2014	14
2015	14
2016	14
2017 – 2021	74

Other defined benefit plans

Other defined benefit plans include the Ashanti Retired Staff Pension Plan, the Obuasi Mines Staff Pension Scheme, the Post-retirement medical scheme for Rand Refinery employees, the Retiree Medical Plan for the United States of America employees, the Supplemental Employee Retirement Plan for North America (USA) Inc. employees and the Nuclear Fuels South Africa (“NUFCOR”) – Retiree Medical Plan for Nufcor South African employees.

Information in respect of other defined benefit plans for the years ended December 31, 2011, 2010 and 2009 have been aggregated in the tables of change in benefit obligations, change in plan assets and components of net periodic benefit cost as follows:

Aggregated information in respect of the other defined benefit plans, for the year ended December 31, is set forth in the table below:

	2011	2010	2009
	$	$	$

Change in benefit obligations
Balance at January 1,	22	18	17
Interest cost	1	1	-
Actuarial loss	-	5	-
Benefits paid	(2)	(2)	(1)
Translation	-	-	2
Balance at December 31,	21	22	18

Change in plan assets
Fair value of plan assets at January 1,	10	8	6
Actual return on plan assets	1	2	-
Benefits paid	-	(1)	-
Translation	(2)	1	2
Fair value of plan assets at December 31,	9	10	8

Unfunded status at end of year	(12)	(12)	(10)
Net amount recognized	(12)	(12)	(10)

Components of net periodic benefit cost
Interest cost	1	1	-
Actuarial gain	(1)	(1)	-
	-	-	-

Accumulated benefit obligation at December 31,	12	12	10

Cash flows
The other retirement defined benefit plans are all closed to new members and current members are either retired or deferred members. The Company does not make a contribution to these plans.

Estimated future benefit payments
The following pension benefit payments, which reflect the expected future service, as appropriate, are expected to be paid:

$

2012	2
2013	2
2014	2
2015	2
2016	2
2017 – 2021	8

Defined contribution funds

The following table sets forth the cost of providing retirement benefits.

	2011	2010	2009
	$	$	$

Australia (Sunrise Dam, Tropicana and Other) (1)	5	4	4
Namibia (Navachab) (2)	2	1	1
Tanzania (Geita) (3)	-	-	-
United States of America (Cripple Creek & Victor) (4)	2	2	2
Argentina and Brazil (AngloGold Ashanti Córrego do Sitío Mineração, Cerro Vanguardia and Serra Grande) (5)	2	4	1
Ghana and Guinea (Iduapriem, Obuasi and Siguiri) (6)	5	5	4
South Africa (Great Noligwa, Kopanang, Moab Khotsong, Mponeng, Savuka, TauTona, Corporate and Other) (7)	48	48	41
	64	64	53
Contributions to the various retirement schemes are fully expensed during the year.

Contributions are to various approved superannuation funds for the provision of benefits to employees and their dependants on retirement, disability or death. The fund is a multi-industry national fund with defined contribution arrangements. Contribution rates by the operation on behalf of employees varies, with minimum contributions meeting compliance requirements under the Superannuation Guarantee legislation. The contributions by the operation are legally enforceable to the extent required by the Superannuation Guarantee legislation and relevant employment agreements.

Navachab employees are members of a defined contribution provident fund. The fund is administered by the Old Mutual Life Assurance Company (Namibia) Limited. Both the Company and the employees contribute to this fund

Geita does not have a retirement scheme for employees. Tanzanian nationals contribute to the National Social Security Fund (“NSSF”) or the Parastatal Provident Fund (“PPF”), depending on the employee's choice, and the Company also makes a contribution on the employee's behalf to the same fund. On leaving the Company, employees may withdraw their contribution from the fund. From July 2005, the Company has set up a supplemental provident fund which is administered by the PPF with membership available to permanent national employees on a voluntary basis. The Company makes no contribution towards any retirement schemes for contracted expatriate employees. The Company contributes to the NSSF on behalf of expatriate employees. On termination of employment the Company may apply for a refund of contributions from the NSSF.

AngloGold Ashanti USA sponsors a 401(k) savings plan whereby employees may contribute up to 60 percent of their salary, of which up to 5 percent is matched at a rate of 150 percent by AngloGold Ashanti USA.

AngloGold Ashanti in South America operates defined contribution arrangements for its employees. These arrangements are funded by the operations (basic plan) and operations/employees (optional supplementary plan). A PGBL (“Plano Gerador de Beneficio Livre”) fund, similar to the American 401 (k) type of plan was started in December 2001. Administered by Bradesco Previdencia e Seguros (which assumes the risk for any eventual actuarial liabilities), this is the only private pension plan sponsored by the Company in Brazil.

The Company's mines in Ghana and Guinea contribute to provident plans for their employees which are defined contribution plans. The funds are administered by Boards of Trustees and invested mainly in Ghana and Guinea government treasury instruments, fixed term deposits and other investments.

South Africa contributes to various industry-based pension and provident retirement plans which cover substantially all employees and are defined contribution plans. These plans are all funded and the assets of the schemes are held in administrated funds separately from the Company's assets.

Segment and Geographical Information	12 Months Ended
Dec. 31, 2011
Segment and Geographical Information
Segment and Geographical Information

The Company produces gold as its primary product and does not have distinct divisional segments in terms of principal business activity, but manages its business on the basis of different geographic segments. This information is consistent with the information used by the Company's Chief Operating Decision Maker, defined as the Executive Management team, in evaluating operating performance of, and making resource allocation decisions among operations.

Business segment data	Year ended December 31
		2011		2010		2009
		$		$		$
Revenues
Revenues from product sales:
South Africa	2,561		875		1,374
Continental Africa	2,529		1,038		1,242
Australasia	385		206		291
Americas	1,487		571		692
	6,962		2,690		3,599
Less: Equity method investments included above	(392)		(331)		(358)
Plus: Loss on realized non-hedge derivatives included above	-		2,975		543
Total revenues from product sales	6,570		5,334		3,784

Depreciation and amortization expense
South Africa	360	357	281
Continental Africa	223	185	207
Australasia	42	35	38
Americas	173	152	111
	798	729	637
Less: Equity method investments included above	(9)	(9)	(22)
Total depreciation and amortization expense	789	720	615

Business segment data	Year ended December 31
	2011	2010	2009
	$	$	$
Segment income/(loss)
South Africa	1,021	675	574
Continental Africa	941	493	199
Australasia	38	158	(15)
Americas	751	508	335
Other, including Corporate and Non-gold producing subsidiaries	(192)	(179)	(133)
Total segment income	2,559	1,655	960

The following are included in segment income/(loss):

Interest revenue
South Africa	28	27	30
Continental Africa	14	3	3
Australasia	4	2	12
Americas	4	10	8
Other, including Corporate and Non-gold producing subsidiaries	2	1	1
Total interest revenue	52	43	54

Interest expense
South Africa	5	7	4
Continental Africa	1	7	4
Australasia	-	1	2
Americas	3	3	12
Other, including Corporate and Non-gold producing subsidiaries	169	133	101
Total interest expense	178	151	123

Equity (loss)/income in associates
South Africa	(2)	(1)	(2)
Continental Africa	89	69	102
Other, including Corporate and Non-gold producing subsidiaries	(28)	(28)	(12)
Total equity income in associates	59	40	88

Reconciliation of segment income to Net income/(loss) - attributable to AngloGold Ashanti
Segment total	2,559	1,655	960
Exploration costs	(279)	(206)	(150)
General and administrative expenses	(287)	(228)	(158)
Market development costs	(9)	(14)	(10)
Non-hedge derivative gain/(loss) and movement on bonds	196	(786)	(1,452)
Taxation (expense)/benefit	(705)	(255)	33
Noncontrolling interests	(50)	(54)	(48)
Net income/(loss) - attributable to AngloGold Ashanti	1,425	112	(825)

	Business segment data	Year ended December 31
			2011		2010		2009
			$		$		$

	Segment assets
	South Africa(1)	2,974		3,370		3,354
	Continental Africa	4,365		4,093		4,055
	Australasia	714		534		496
	Americas	2,527		2,170		2,012
	Other, including Corporate, and Non-gold producing subsidiaries	605		221		745
	Total segment assets	11,185		10,388		10,662

(1)	Includes the following which have been classified as assets held for sale:

	Rand Refinery Limited	1		1		1
	ISS International Limited	-		15		-
	Tau Lekoa	-		-		73

	ISS International Limited was classified as held for sale in 2010. The sale was concluded effective February 28, 2011.

Expenditure for additions to long-lived assets
South Africa	549	430	395
Continental Africa	418	232	196
Australasia	102	40	177
Americas	452	309	257
Other, including Corporate and Non-gold producing subsidiaries	6	4	2
	1,527	1,015	1,027
Less: Equity method investments included above	(88)	(42)	(8)
Total expenditure for additions to long-lived assets	1,439	973	1,019

Geographical area data
Total revenues
South Africa	2,596	899	1,395
Continental Africa	2,529	1,043	1,243
Australasia	389	208	308
Americas	1,499	573	691
Other, including Corporate and Non-gold producing subsidiaries	17	37	129
	7,030	2,760	3,766
Less: Equity method investments included above	(388)	(333)	(355)
Plus: Loss on realized non-hedge derivatives included above	-	2,975	543
Total revenues	6,642	5,402	3,954

Long-lived assets by area
South Africa	2,360	2,701	2,393
Continental Africa	3,544	3,437	3,405
Australasia	441	373	342
Americas	2,088	1,808	1,678
Other, including Corporate and Non-gold producing subsidiaries	121	72	86
Total long-lived assets	8,554	8,391	7,904

	Business segment data	Year ended December 31
			2011		2010		2009
			$		$		$

	Entity-wide disclosures

	Revenues(1)
	South Africa	2,561		2,207		1,665
	Ghana	802		566		513
	Tanzania	753
	Brazil	767		599		437

(1)	Material revenues are attributed to countries based on location of production.

	Long-lived assets(2)
	South Africa	2,151		2,458		2,176
	Ghana	2,034		1,924		1,887
	United States of America	810		719		671
	Brazil	950		768		689

(2)	Material long-lived assets excluding goodwill and other intangibles, financial instruments and deferred taxation assets.

AngloGold Limited Share Incentive Scheme and Plans	12 Months Ended
Dec. 31, 2011
Disclosure Of Compensation Related Costs Share Based Payments [Abstract]
Disclosure Of Compensation Related Costs Share Based Payments [Text Block]

Employee share incentive scheme

At a general meeting held on June 4, 1998, shareholders approved the introduction of the AngloGold Limited Share Incentive Scheme (“Share Incentive Scheme”) for the purpose of providing an incentive to executive directors and senior employees of the Company and its subsidiaries to identify themselves more closely with the fortunes of the Company and also to promote the retention of such employees by giving them an opportunity to acquire shares in the Company. Employees participate in the scheme to the extent that they are granted options and accept them.

At a general meeting held on April 30, 2002, it was approved that the rules of the Share Incentive Scheme be amended to provide for the exercise of options to be based on conditions, related to the performance of the Company, as determined by the directors and which will be objective and specified. An employee would only be able to exercise his options after the date upon which he has received written notification from the directors that the previously specified performance conditions have been fulfilled or waived. The options granted prior to May 1, 2002 remained subject to the conditions under which they were granted. Although there are no automatically convertible unsecured debentures currently in issue under the rules of the Share Incentive Scheme, consequential amendments were approved to the rules of the scheme which effectively made the conversion of debentures subject to the same terms as the exercise of options.

At the annual general meeting held on May 7, 2010, shareholders authorized that 17,000,000 shares may be allocated for the purposes of the scheme. The maximum aggregate number of shares which may be acquired by any one participant in the scheme is 5 percent of the shares attributable to the scheme or 850,000 ordinary shares per employee could be issued in aggregate (2010: 850,000).

Ordinary shares issued in terms of the Share Incentive Scheme shall, subject to the provisions of the Share Incentive Scheme, rank pari passu with issued shares in all respects, including participation in dividends.

Non-executive directors are not eligible for participation in the Share Incentive Scheme.

	Total plan employee costs

	On December 31, 2011, the Company had six stock based compensation plans which are described below.

	Total compensation cost charged against income for these plans were as follows:

		2011		2010	2009
		$		$	$
	Compensation cost recognized	54	(1)	59	41

(1)	Excludes $7 million relating to the Black economic empowerment transaction restructuring costs for Izingwe (see Note 5).

	At the year end, the unallocated balance of shares subject to the Share Incentive Scheme amounted to 10,075,485 (2010: 11,398,904).

Options

An option may only be granted to an employee to purchase a certain number of shares, specified by the directors, at the option price payable in accordance with the rules of the Share Incentive Scheme.

The Share Incentive Scheme provides for the granting of options based on two separate criteria:

  Time related options

Time related options may be exercised over a five year period from date of grant, and may be exercised in tranches of 20 percent each in years 2, 3 and 4 and 40 percent in year five.

No further options will be granted under this plan which terminated on February 1, 2012, being the date on which the last options granted under this plan could have been, exercised or expired.

A summary of time related options showing movement from the beginning of the year to the end of the year, is presented below:
		Weighted-
		average
	Options	exercise price
	(000)	R
Outstanding at January 1, 2011	1	194
Exercised	(1)	194

Outstanding at December 31, 2011	-	-

Exercisable at December 31, 2011	-	-

	A summary of the salient features of the time related options is presented below:

		2011		2010		2009

	Total intrinsic value of options outstanding at period end (R millions)	-		-	(1)	5
	Intrinsic value of options exercised (R millions)	-	(1)	5		15
	Weighted average remaining contractual term (years)	-		1		1

(1)	Less than R1 million.

There was no income statement charge for 2011, 2010 and 2009, as the total compensation cost was expensed up to date of vesting in 2007.

  Performance related options

Performance related options granted vest in full, three years after date of grant, provided that the conditions on which the options were granted, namely related to the performance of the Company (growth in an adjusted earnings per share) as determined by the directors, are met. If the performance conditions are not met at the end of the first three year period, then performance is re-tested each year over the ten year life of the option on a rolling three year basis. Options are normally exercisable, subject to satisfaction of the performance conditions, between three and ten years from date of grant.

The performance related options' compensation expense is fixed at grant date and recorded when it is probable that the performance criteria will be met.

No further performance related options will be granted and all options granted hereunder will terminate on November 1, 2014, being the date on which the last options granted under these criteria may be exercised or will expire.

A summary of performance related options showing movement from the beginning of the year to the end of the year, is presented below:
		Weighted-
		average
		exercise
	Options	price
	(000)	R
Outstanding at January 1, 2011	392	242
Exercised	(221)	249
Forfeited (terminations)	-	-

Outstanding at December 31, 2011	171	232

Exercisable at December 31, 2011	171	232

A summary of the salient features of the perfomance related options is presented below:

	2011	2010	2009

Total intrinsic value of options outstanding at period end (R millions)	19	33	42
Intrinsic value of options exercised (R millions)	17	17	49
Weighted average remaining contractual term (years)	2	3	4

All options which have not been exercised within ten years from the date on which they were granted automatically expire.

There was no income statement charge for 2011, 2010 and 2009, as the total compensation cost was expensed up to date of vesting in 2007.

During 2011, a total of 221,429 common shares were issued under the share incentive scheme in terms of time-based and performance awards.

As at December 31, 2011, there was no unrecognized compensation cost related to unvested stock options.

The weighted average of all options outstanding as at December 31, 2011, is as follows:

Range of exercise prices R	Quantity of options within range (000)		Weighted average exercise price R	Weighted average contractual life Years
144 – 211	28		194	2.0
212 – 300	143		243	1.5
	171	(1)	235	1.6

(1)Represents performance related options outstanding.

No options expired during the year ended December 31, 2011.

Since December 31, 2011 to and including March 31, 2012, 9,847 options (granted in respect of performance related options) have been exercised.

Bonus Share Plan (“BSP”) and Long-Term Incentive Plan (“LTIP”)

At the annual general meeting held on April 29, 2005, shareholders approved the introduction of the BSP and LTIP and the discontinuation of the previous share incentive scheme. Options granted under the previous share incentive scheme will remain subject to the conditions under which they were originally granted.

Bonus Share Plan (“BSP”)

The BSP is intended to provide effective incentives to eligible employees. An eligible employee is one who devotes substantially the whole of his working time to the business of the Company, any subsidiary of the Company or a company under the control of AngloGold Ashanti. An award in terms of the BSP may be made at any date at the discretion of the board, the only vesting condition being three years' service for awards granted prior to 2008. For all BSP awards granted from 2008, 40 percent will vest after one year and the remaining 60 percent will vest after two years. An additional 20 percent of the original award will be granted to employees if the full award remains unexercised after three years. The board is required to determine a BSP award value and this will be converted to a share amount based on the closing price of the Company shares on the JSE on the last business day prior to the date of grant.

During 2011 a total of 466,849 common shares were issued in terms of the BSP rules.

For awards made, the following information is presented:

Award date (unvested awards and awards vested during the year)	2011	2010	2009	2008
Calculated fair value (R per share)	340.00	280.90	293.99	267.05
Vesting date (40%)	February 21, 2012	February 24, 2011	February 18, 2010	January 1, 2009
Vesting date (60%)	February 21, 2013	February 24, 2012	February 18, 2011	January 1, 2010
Vesting date (conditional 20%)	February 21, 2014	February 24, 2013	February 18, 2012	January 1, 2011
Expiry date	February 20, 2021	February 23, 2020	February 17, 2019	December 31, 2017

A summary of time related equity settled compensation scheme showing movement from the beginning of the year to the end of the year, is presented below:

Awards
(000)
Outstanding at January 1, 2011	1,552
Granted	821
Exercised	(467)
Forfeited (terminations)	(81)
Outstanding at December 31, 2011	1,825
Exercisable at December 31, 2011	681

BSP awards are issued with no exercise price.

A summary of the salient features of the BSP is presented below:

	2011	2010	2009

Total intrinsic value of awards outstanding at period end (R millions)	627	508	397
Intrinsic value of awards exercised (R millions)	153	146	75
Weighted average remaining contractual term (years)	6	7	7

Long-Term Incentive Plan (“LTIP”)

The LTIP is an equity settled share-based payment arrangement, intended to provide effective incentives for executives to earn shares in the Company based on the achievement of stretched Company performance conditions. Participation in the LTIP will be offered to executive directors, executive officers/management and selected members of senior management. An award in terms of the LTIP may be granted at any date during the year that the board of the Company determine and may even occur more than once a year. The board is required to determine an LTIP award value and this will be converted to a share amount based on the closing price of the Company shares on the JSE on the last business day prior to the date of grant.

The main performance conditions in terms of the LTIP issued in 2008, 2009, 2010 and 2011 are:

  up to 30 percent of an award will be determined by the performance of total shareholder returns compared with that of a group of comparative gold-producing companies;
  up to 30 percent of an award will be determined by real growth (above US inflation) in adjusted earnings per share over the performance period;
  up to 40 percent of an award will be dependent on the achievement of strategic performance measures which will be set by the Remuneration Committee; and
  three-year's service is required.

During 2011, a total of 201,315 common shares were issued in terms of the LTIP rules.

For awards made, the following information is presented:

Award date (unvested awards and awards vested during the year)	2011	2010	2009	2008
Calculated fair value (Rand per share)	340.00	280.90	293.99	267.05
Vesting date	February 21, 2014	February 24, 2013	February 18, 2012	January 1, 2011
Expiry date	February 20, 2021	February 23, 2020	February 17, 2019	December 31, 2017

A summary of time and performance related equity settled compensation scheme showing movement from the beginning of the year to the end of the year, is presented below:

Awards
(000)
Outstanding at January 1, 2011	1,600
Granted	686
Exercised	(201)
Forfeited (terminations)	(103)

Outstanding at December 31, 2011	1,982

Exercisable at December 31, 2011	242

LTIP awards are issued with no exercise price.

A summary of the salient features of the LTIP is presented below:

	2011	2010	2009

Total intrinsic value of awards outstanding at period end (R millions)	681	522	387
Intrinsic value of awards exercised (R millions)	66	26	22
Weighted average remaining contractual term (years)	6	7	7

Compensation expense related to BSP and LTIP awards recognized ($ millions)	42	45	27
As at December 31, the unrecognized compensation cost related to unvested awards of the BSP and LTIP plans amounted to ($ millions)	27	23	18
Unrecognized compensation cost is expected to be recognized over a weighted-average period of approximately (years)	2	2	2

Employee Share Ownership Plan (“ESOP”)

On December 12, 2006, AngloGold Ashanti announced the finalization of the Bokamoso Employee Share Ownership Plan (Bokamoso ESOP) for employees of the South African operations. The Bokamoso ESOP creates an opportunity for AngloGold Ashanti and the unions to ensure a closer alignment of the interest between South African based employees and the Company. Participation is restricted to those employees not eligible for participation in any other South African share incentive plan.

In order to facilitate these transactions the Company established a trust to acquire and administer the ESOP shares. AngloGold Ashanti allotted and issued free ordinary shares to the trust and also created, allotted and issued E ordinary shares to the trust for the benefit of employees. The Company also undertook an empowerment transaction with a Black Economic Empowerment investment vehicle, Izingwe Holdings (Proprietary) Limited (“Izingwe”) during 2006 and created, allotted and issued E ordinary shares to Izingwe. The key terms of the E ordinary share are:

  AngloGold Ashanti will have the right to cancel the E ordinary shares, or a portion of them, in accordance with the ESOP and Izingwe cancellation formula, respectively;
  the E ordinary shares will not be listed;
  the E ordinary shares which are not cancelled will be converted into ordinary shares; and
  the E ordinary shares will each be entitled to receive a cash dividend equal to one-half of the dividend per ordinary share declared by the Company from time to time and a further one-half is included in the calculation of the strike price.

On April 14, 2011, AngloGold Ashanti Limited, NUM, Solidarity, UASA, Izingwe and the Bokamoso ESOP Board of Trustees announced the restructuring of the empowerment transactions concluded between the Company and the unions, and the Company and Izingwe respectively in 2006.

This restructuring was motivated by the fact that share price performance since the onset of the 2008 global financial crisis led to a situation where the first two tranches of E ordinary shares vested and lapsed at no additional value to Bokamoso ESOP beneficiaries and Izingwe.

In order to remedy this situation in a manner that would ensure an element of value accruing to participants, though at a reasonable incremental cost to AngloGold Ashanti Limited shareholders, the scheme was restructured as follows:

  all lapsed E ordinary shares that vested without value were reinstated;
  the strike (base) price was fixed at R320.00 per share for the Bokamoso ESOP and R330.00 for Izingwe;
  the notional interest charge that formed part of the original cancellation formula fell away;
  as before, 50 percent of any dividends declared was used to reduce the strike price;
  as before, the remaining 50 percent is paid directly to participants under the empowerment transaction; and
  the life span of the scheme was extended by an additional year, the last vesting being in 2014, instead of 2013. A minimum payout on vesting of the E ordinary shares has been set at R40.00 each and a maximum payout of R70.00 each per E ordinary share for Izingwe and R90.00 each for members of the Bokamoso ESOP (i.e. employees), including the impact of the 50 percent of dividend flow. While the floor price provides certainty to all beneficiaries of the empowerment transactions, the creation of a ceiling serves to limit the cost to AngloGold Ashanti Limited and its shareholders.

The total incremental fair value of awards granted was R29.14 per share and will be included in earnings up to the vesting date in 2014. The Company recorded a charge of $12 million (2010: $nil million) to earnings during the year as a result of the restructuring.

The award of free ordinary shares to employees

The fair value of each free ordinary share awarded in 2011 was R306.99 (2008: R188, 2007: R306 and 2006: R320). The fair value is equal to the market value at the date-of-grant. Dividends declared and paid to the trust will accrue and be paid to ESOP members, pro rata to the number of shares allocated to them. An equal number of shares vests from 2009, and each subsequent year up to expiry date of November 1, 2013.

A summary of time related equity settled compensation scheme showing movement from the beginning of the year to the end of the year, is presented below:

Awards
(000)
Outstanding at January 1, 2011	435
Granted	49
Reallocated	16
Exercised	(157)
Forfeited (terminations)	(16)

Outstanding at December 31, 2011	327

Exercisable at December 31, 2011	-

A summary of the salient features of the award of free ordinary shares under ESOP to employees is presented below:

	2011	2010	2009

Total intrinsic value of awards outstanding at period end (R millions)	112	142	204
Intrinsic value of awards exercised (R millions)	51	72	58
Weighted average remaining contractual term (years)	1	1	2

The award of E ordinary shares to the employees:

Before the restructuring of the ESOP scheme during April 2011, the average fair value of the E ordinary shares awarded to employees in 2008 was R13 (2007: R79 and 2006: R105) per share. After the restructuring of the scheme the average fair value per share of the E Ordinary shares was R49.57. Dividends declared in respect of the E ordinary shares will firstly be allocated to cover administration expenses of the trust, whereafter it will accrue and be paid to ESOP members, pro rata to the number of shares allocated to them. At each anniversary over a six year period commencing on the third anniversary of the original 2006 award, the Company will cancel the relevant number of E ordinary shares as stipulated by a cancellation formula. Any E ordinary shares remaining in the tranche will be converted to ordinary shares for the benefit of the employees

The value of each share granted is estimated on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes option-pricing model requires the input of subjective assumptions, including the expected term of the option award and stock price volatility. These estimates involve inherent uncertainties and the application of management judgment. In addition, the Company is required to estimate the expected forfeiture rate and only recognize expense for those options expected to vest. As a result, if other assumptions had been used, the Company's recorded compensation expense could have been different from that reported.

The Black-Scholes option-pricing model used the following assumptions, at grant date:

	2011	2008	2007	2006
Risk-free interest rate	6.63%	7.00%	7.00%	7.00%
Dividend yield	0.99%	1.39%	2.06%	2.30%
Volatility factor of market share price	33.50%	35.00%	33.00%	36.00%

A summary of E ordinary shares, awarded to employees, showing movement from the beginning of the year to the end of the year, is presented below:

		Weighted-
		average
	Options	exercise price
	(000)	R
Outstanding at January 1, 2011	1,686	366
Granted	769	320
Reallocated	62	333
Forfeited (terminations)	(62)	333
Cancelled	(408)	320
Converted	(514)	315

Outstanding at December 31, 2011	1,533	315

Exercisable at December 31, 2011	-	-

	A summary of the salient features of the award of E ordinary shares to employees is presented below:

		2011	2010		2009

	Total intrinsic value of awards outstanding at period end (R millions) (1)	43	-		-
	Intrinsic value of awards exercised (R millions)	6	-	(2)	-	(2)
	Weighted average remaining contractual term (years)	1	1		2

(1)	The options outstanding at December 31, 2010, and 2009 had no intrinsic value as the share price at year end was lower than the weighted average exercise price.
(2)	Less than R1 million.

	2011	2010	2009

Compensation expense related to the ESOP scheme recognized ($ millions)	12	12	12
As at December 31, the unrecognized compensation cost related to unvested awards of the ESOP scheme amounted to ($ millions)	9	8	16
Unrecognized compensation cost is expected to be recognized over the remaining scheme term (years)	3	3	4

Weighted average exercise price is calculated as the initial grant price of R288 plus interest factor less dividend apportionment up to April 2011. After that date the exercise price is calculated at the restructured price of R320 less dividend apportionment.

Cash Settled Share Incentive Scheme

Ghana Employee Share Ownership Plan (“Ghana ESOP”)

A memorandum of understanding was signed with the Ghanaian employees on April 28, 2009 to introduce the Ghana ESOP under defined rules.

In terms of the rules of the scheme, every eligible employee is entitled to 20 AngloGold Ashanti Limited share appreciation rights (“phantom shares”), which will be paid out in four equal tranches, commencing May 2009 and ending in May 2012.

The value of the rights are equal to the value of AngloGold Ashanti Limited American Depositary receipts (“ADR's”) as listed on the New York Stock Exchange, converted into Ghanaian Cedis at the prevailing US dollar exchange rate.

The share price on the day of issue as of April 29, 2009 was $32.15, whilst the share price used in the payment of the third tranche was $49.24 per share (second tranche in 2010: $39.50 per share, first tranche in 2009: $28.46 per share).

	The award of share appreciation rights to employees

	A summary of share appreciation rights showing movement from the beginning of the year to the end of the year, is presented below:
					Number of rights
					(000)
	Outstanding at January 1, 2011				49
	Exercised				(24)
	Forfeited (terminations)				(1)
	Rights outstanding at December 31, 2011				24
	Rights exercisable at December 31, 2011				-

		2011		2010	2009
		$		$	$

	Compensation expense related to Ghana ESOP scheme recognized ($ millions)	-	(1)	2	2

	The liability recognized in the consolidated balance sheet in respect of unexercised rights was as follows	1		2

(1)	Less than $1 million.

Condensed financial information	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Information [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

AngloGold Ashanti Holdings plc (“IOMco”), a wholly-owned subsidiary of AngloGold Ashanti, has issued debt securities which are fully and unconditionally guaranteed by AngloGold Ashanti Limited (being the “Guarantor”). See Note 18 and Note 20. IOMco is an Isle of Man registered company that holds certain of AngloGold Ashanti's operations and assets located outside South Africa (excluding certain operations and assets in the United States of America and Namibia). The following is condensed consolidating financial information for the Company as of December 31, 2011 and 2010 and for the years ended December 31, 2011, 2010 and 2009, with a separate column for each of AngloGold Ashanti Limited as Guarantor, IOMco as Issuer and the other subsidiaries of the Company combined (the “Non-Guarantor Subsidiaries”). For the purposes of the condensed consolidating financial information, the Company carries its investments under the equity method. The following supplemental condensed consolidating financial information should be read in conjunction with the Company's consolidated financial statements.

Condensed Consolidating Statement Of Income [Text Block]
ANGLOGOLD ASHANTI LIMITED
Condensed consolidating statements of income
FOR THE YEAR ENDED DECEMBER 31,
(In millions)

	2011	2011	2011	2011	2011
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")
Sales and other income	2,709	1	4,108	(176)	6,642
Product sales	2,561	-	4,009	-	6,570
Interest, dividends and other	148	1	99	(176)	72
Costs and expenses	2,417	99	1,453	552	4,521
Production costs	1,115	-	1,862	-	2,977
Exploration costs	19	18	242	-	279
Related party transactions	(12)	-	-	-	(12)
General and administrative expenses/(recoveries)	249	27	32	(21)	287
Royalties paid	73	-	120	-	193
Market development costs	5	-	4	-	9
Depreciation, depletion and amortization	354	-	435	-	789
Impairment of assets	14	-	3	-	17
Interest expense	5	69	104	-	178
Accretion expense	12	-	16	-	28
Employment severance costs	9	-	6	-	15
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	574	(15)	(1,175)	573	(43)
Non-hedge derivative loss and movement on bonds	-	-	(196)	-	(196)

Income/(loss) before income tax provision	292	(98)	2,655	(728)	2,121
Taxation expense	(333)	(2)	(370)	-	(705)
Equity income /(loss) in associates	62	(3)	-	-	59
Equity income/(loss) in subsidiaries	1,465	808	-	(2,273)	-
Income/(loss) from continuing operations	1,486	705	2,285	(3,001)	1,475
Preferred stock dividends	(61)	-	(61)	122	-
Net income/(loss)	1,425	705	2,224	(2,879)	1,475
Less: Net income attributable to noncontrolling interests	-	-	(50)	-	(50)

Net income/(loss) attributable to AngloGold Ashanti	1,425	705	2,174	(2,879)	1,425

The accompanying notes are an integral part of these Consolidated Financial Statements.

ANGLOGOLD ASHANTI LIMITED
Condensed consolidating statements of income
FOR THE YEAR ENDED DECEMBER 31,
(In millions)

	2010	2010	2010	2010	2010
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")
Sales and other income	2,348	(2)	3,233	(177)	5,402
Product sales	2,207	-	3,127	-	5,334
Interest, dividends and other	141	(2)	106	(177)	68
Costs and expenses	4,130	1,120	2,818	(3,047)	5,021
Production costs	1,091	-	1,565	-	2,656
Exploration costs	14	12	180	-	206
Related party transactions	(15)	-	-	-	(15)
General and administrative expenses	164	6	44	14	228
Royalties paid	38	-	104	-	142
Market development costs	7	-	7	-	14
Depreciation, depletion and amortization	352	-	368	-	720
Impairment of assets	73	-	18	-	91
Interest expense	7	69	75	-	151
Accretion expense	10	-	12	-	22
Employment severance costs	19	-	4	-	23
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	2,041	1,033	(16)	(3,061)	(3)
Non-hedge derivative loss and movement on bonds	329	-	457	-	786

(Loss)/income before income tax provision	(1,782)	(1,122)	415	2,870	381
Taxation expense	(1)	(1)	(253)	-	(255)
Equity income/(loss) in associates	63	(23)	-	-	40
Equity income/(loss) in subsidiaries	1,907	373	-	(2,280)	-
Income/(loss) from continuing operations	187	(773)	162	590	166
Preferred stock dividends	(75)	-	(76)	151	-
Net income/(loss)	112	(773)	86	741	166
Less: Net income attributable to noncontrolling interests	-	-	(54)	-	(54)

Net income/(loss) attributable to AngloGold Ashanti	112	(773)	32	741	112

The accompanying notes are an integral part of these Consolidated Financial Statements.

ANGLOGOLD ASHANTI LIMITED
Condensed consolidating statements of income
FOR THE YEAR ENDED DECEMBER 31,
(In millions)

	2009	2009	2009	2009	2009
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")
Sales and other income	1,775	(38)	2,273	(56)	3,954
Product sales	1,665	-	2,119	0	3,784
Interest, dividends and other	110	(38)	154	(56)	170
Costs and expenses	2,073	625	2,777	(623)	4,852
Production costs	862	-	1,367	-	2,229
Exploration costs	6	14	130	-	150
Related party transactions	(18)	-	0	-	(18)
General and administrative expenses/(recoveries)	96	(121)	149	34	158
Royalties paid	-	-	84	-	84
Market development costs	5	-	5	-	10
Depreciation, depletion and amortization	277	-	338	-	615
Impairment of assets	4	-	4	-	8
Interest expense	4	67	52	-	123
Accretion expense	6	-	11	-	17
Employment severance costs	10	-	4	-	14
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	12	665	(10)	(657)	10
Non-hedge derivative loss and movement on bonds	809	-	643	-	1,452

(Loss)/income before income tax provision	(298)	(663)	(504)	567	(898)
Taxation benefit/(expense)	112	(2)	(77)	0	33
Equity income/(loss) in associates	98	(10)	0	0	88
Equity (loss)/income in subsidiaries	(673)	(383)	0	1,056	0
(Loss)/income from continuing operations	(761)	(1,058)	(581)	1,623	(777)
Preferred stock dividends	(64)	0	(65)	129	0
Net (loss)/income	(825)	(1,058)	(646)	1,752	(777)
Less: Net income attributable to noncontrolling interests	-	0	(48)	0	(48)

Net (loss)/income attributable to AngloGold Ashanti	(825)	(1,058)	(694)	1,752	(825)

The accompanying notes are an integral part of these Consolidated Financial Statements.

Supplemental Balance Sheet Disclosures [Text Block]
ANGLOGOLD ASHANTI LIMITED
Condensed consolidating balance sheets
AT DECEMBER 31,
(In millions)

	2011	2011	2011	2011	2011
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")
ASSETS
Current Assets	833	2,469	3,486	(4,157)	2,631
Cash and cash equivalents	388	458	266	-	1,112
Restricted cash	1	-	34	-	35
Receivables, inter-group balances and other current assets	444	2,011	3,186	(4,157)	1,484
Property, plant and equipment, net	1,940	-	4,183	-	6,123
Acquired properties, net	167	-	612	-	779
Goodwill	-	-	198	(16)	182
Other intangibles, net	9	-	22	-	31
Other long-term inventory	-	-	31	-	31
Materials on the leach pad	-	-	393	-	393
Other long-term assets and deferred taxation assets	4,362	3,558	815	(7,720)	1,015
Total assets	7,311	6,027	9,740	(11,893)	11,185
LIABILITIES AND EQUITY
Current liabilities including inter-group balances	889	1,550	2,992	(4,512)	919
Other non-current liabilities	49	-	46	(32)	63
Long-term debt	33	994	1,446	-	2,473
Derivatives	-	-	93	-	93
Deferred taxation liabilities	641	-	596	5	1,242
Provision for environmental rehabilitation	147	-	506	-	653
Other accrued liabilities	-	-	35	-	35
Provision for pension and other post-retirement medical benefits	170	-	15	-	185
Commitments and contingencies	-	-	-	-	-
Equity	5,382	3,483	4,011	(7,354)	5,522
Stock issued	13	5,269	897	(6,166)	13
Additional paid in capital	8,740	435	219	(654)	8,740
Accumulated deficit	(2,575)	(2,220)	(3,521)	5,741	(2,575)
Accumulated other comprehensive income and reserves	(796)	(1)	6,277	(6,276)	(796)
Total AngloGold Ashanti stockholders' equity	5,382	3,483	3,872	(7,355)	5,382
Noncontrolling interests	-	-	139	1	140

Total liabilities and equity	7,311	6,027	9,740	(11,893)	11,185
The accompanying notes are an integral part of these Consolidated Financial Statements.

ANGLOGOLD ASHANTI LIMITED
Condensed consolidating balance sheets
AT DECEMBER 31,
(In millions)

	2010	2010	2010	2010	2010
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")
ASSETS
Current Assets	1,169	2,265	3,869	(5,306)	1,997
Cash and cash equivalents	152	114	309	-	575
Restricted cash	1	-	9	-	10
Receivables, inter-group balances and other current assets	1,016	2,151	3,551	(5,306)	1,412
Property, plant and equipment, net	2,197	-	3,729	-	5,926
Acquired properties, net	217	-	619	-	836
Goodwill	-	-	197	(17)	180
Other intangibles, net	-	-	17	-	17
Other long-term inventory	-	-	27	-	27
Materials on the leach pad	-	-	331	-	331
Other long-term assets and deferred taxation assets	3,328	736	914	(3,904)	1,074
Total assets	6,911	3,001	9,703	(9,227)	10,388
LIABILITIES AND EQUITY
Current liabilities including inter-group balances	1,293	1,587	6,116	(7,992)	1,004
Other non-current liabilities	52	-	71	(54)	69
Long-term debt	39	1,044	1,519	-	2,602
Derivatives	-	-	176	-	176
Deferred taxation liabilities	720	-	471	9	1,200
Provision for environmental rehabilitation	176	-	354	-	530
Other accrued liabilities	-	-	38	-	38
Provision for pension and other post-retirement medical benefits	165	-	15	-	180
Commitments and contingencies	-	-	-	-	-
Equity	4,466	370	943	(1,190)	4,589
Stock issued	13	4,587	897	(5,484)	13
Additional paid in capital	8,670	363	219	(582)	8,670
Accumulated deficit	(3,869)	(4,580)	(4,350)	8,930	(3,869)
Accumulated other comprehensive income and reserves	(348)	-	4,055	(4,055)	(348)
Total AngloGold Ashanti stockholders' equity	4,466	370	821	(1,191)	4,466
Noncontrolling interests	-	-	122	1	123

Total liabilities and equity	6,911	3,001	9,703	(9,227)	10,388
The accompanying notes are an integral part of these Consolidated Financial Statements.

Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
ANGLOGOLD ASHANTI LIMITED
Condensed consolidating statements of cash flows
FOR THE YEAR ENDED DECEMBER 31,
(In millions)

	2011	2011	2011	2011	2011
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")

Net cash provided by/(used) in operating activities	1,158	11	1,503	(122)	2,550
Net income/(loss)	1,425	705	2,224	(2,879)	1,475
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	577	(15)	(1,108)	573	27
Depreciation, depletion and amortization	354	-	435	-	789
Impairment of assets	14	-	3	-	17
Deferred taxation	212	-	87	-	299
Other non cash items	(1,709)	(789)	199	2,184	(115)
Net increase in provision for environmental rehabilitation, pension and
other post-retirement medical benefits	36	-	153	-	189

Effect of changes in operating working capital items:
Net movement in inter-group receivables and payables	146	108	(254)	-	-
Receivables	14	-	(27)	-	(13)
Inventories	23	-	(267)	-	(244)
Accounts payable and other current liabilities	66	2	58	-	126
Net cash used in investing activities	(552)	(103)	(948)	-	(1,603)
Increase in non-current investments	(32)	(98)	(132)	-	(262)
Net associates and equity accounted joint ventures loans advanced	-	(5)	(20)	-	(25)
Additions to property, plant and equipment	(529)	-	(864)	-	(1,393)
Expenditure on intangible assets	(10)	-	(6)	-	(16)
Proceeds on sale of mining assets	6	-	13	-	19
Proceeds on sale of investments	-	-	91	-	91
Proceeds from disposal of subsidiary	9	-	-	-	9
Net loans receivable repaid	4	-	-	-	4
Cash of subsidiary disposed	-	-	(11)	-	(11)
Change in restricted cash	-	-	(19)	-	(19)
Net cash (used)/generated by financing activities	(282)	436	(595)	122	(319)
Net changes in short-term debt	(99)	-	(10)	-	(109)
Issuance of stock	10	202	(202)	-	10
Share issue expenses	(1)	-	-	-	(1)
Net changes in long-term debt	-	(50)	-	-	(50)
Debt issue costs	-	-	-	-	-
Cash effects from hedge restructuring	-	-	-	-	-
Dividends (paid)/received	(192)	284	(383)	122	(169)

Net increase/(decrease) in cash and cash equivalents	324	344	(40)	-	628
Effect of exchange rate changes on cash	(88)	-	(14)	-	(102)
Cash and cash equivalents - January 1,	152	114	320	-	586
Cash and cash equivalents - December 31,	388	458	266	-	1,112

The accompanying notes are an integral part of these Consolidated Financial Statements.

ANGLOGOLD ASHANTI LIMITED
Condensed consolidating statements of cash flows
FOR THE YEAR ENDED DECEMBER 31,
(In millions)

	2010	2010	2010	2010	2010
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")

Net cash provided by/(used) in operating activities	116	(1,129)	2,202	(151)	1,038
Net income/(loss)	112	(773)	86	741	166
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	2,071	1,033	(21)	(3,061)	22
Depreciation, depletion and amortization	352	-	368	-	720
Impairment of assets	73	-	18	-	91
Deferred taxation	119	-	19	-	138
Cash utilized for hedge book settlements	(993)	-	(1,618)	-	(2,611)
Other non cash items	(1,522)	(1,973)	4,021	2,169	2,695
Net increase in provision for environmental rehabilitation, pension and
other post-retirement medical benefits	36	-	95	-	131

Effect of changes in operating working capital items:
Net movement in inter-group receivables and payables	10	580	(590)	-	-
Receivables	(27)	3	(129)	-	(153)
Inventories	(11)	-	(204)	-	(215)
Accounts payable and other current liabilities	(104)	1	157	-	54
Net cash used in investing activities	(943)	(42)	(902)	-	(1,887)
Increase in non-current investments	-	(42)	(116)	-	(158)
Proceeds on disposal of associate	1	-	-	-	1
Net associates and equity accounted joint ventures loans advanced	(3)	-	-	-	(3)
Additions to property, plant and equipment	(424)	-	(549)	-	(973)
Proceeds on sale of mining assets	60	-	9	-	69
Proceeds on sale of investments	-	-	142	-	142
Cash effects from hedge restructuring	(577)	-	(407)	-	(984)
Net loans receivable advanced	-	-	(6)	-	(6)
Change in restricted cash	-	-	25	-	25
Net cash generated/(used) by financing activities	729	707	(1,357)	151	230
Net changes in short-term debt	126	(1,000)	(285)	-	(1,159)
Issuance of stock	798	310	(310)	-	798
Share issue expenses	(20)	-	-	-	(20)
Net changes in long-term debt	-	1,044	789	-	1,833
Debt issue costs	-	(13)	(26)	-	(39)
Cash effects from hedge restructuring	(49)	-	(1,017)	-	(1,066)
Dividends (paid)/received	(126)	366	(508)	151	(117)

Net decrease in cash and cash equivalents	(98)	(464)	(57)	-	(619)
Effect of exchange rate changes on cash	19	-	86	-	105
Cash and cash equivalents - January 1,	231	578	291	-	1,100
Cash and cash equivalents - December 31,	152	114	320	-	586

The accompanying notes are an integral part of these Consolidated Financial Statements.

ANGLOGOLD ASHANTI LIMITED
Condensed consolidating statements of cash flows
FOR THE YEAR ENDED DECEMBER 31,
(In millions)

	2009	2009	2009	2009	2009
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")

Net cash provided by/(used) in operating activities	326	(481)	727	(129)	443
Net (loss)/income	(825)	(1,058)	(646)	1,752	(777)
Reconciled to net cash provided by/(used) in by operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	12	665	(2)	(657)	18
Depreciation, depletion and amortization	277	-	338	-	615
Impairment of assets	4	-	4	-	8
Deferred taxation	(141)	-	(58)	-	(199)
Cash utilized for hedge book settlements	-	-	(797)	-	(797)
Other non cash items	946	(1,685)	3,540	(1,224)	1,577
Net (decrease)/increase in provision for environmental rehabilitation, pension and
other post-retirement medical benefits	(3)	-	22	-	19

Effect of changes in operating working capital items:
Net movement in inter-group receivables and payables	27	1,571	(1,598)	-	-
Receivables	(5)	(3)	(36)	-	(44)
Inventories	(23)	-	(146)	-	(169)
Accounts payable and other current liabilities	57	29	106	-	192
Net cash (used)/generated in investing activities	(398)	(344)	474	-	(268)
Increase in non-current investments	-	(344)	(99)	-	(443)
Net associates and equity accounted joint ventures loans advanced	(2)	-	-	-	(2)
Additions to property, plant and equipment	(386)	-	(633)	-	(1,019)
Proceeds on sale of mining assets	-	-	1,142	-	1,142
Proceeds on sale of investments	-	-	81	-	81
Cash effects from hedge restructuring	(11)	-	(7)	-	(18)
Net loans receivable repaid	1	-	-	-	1
Change in restricted cash	-	-	(10)	-	(10)
Net cash generated/(used) by financing activities	103	1,174	(1,103)	129	303
Net changes in short-term debt	-	(764)	(89)	-	(853)
Issuance of stock	306	693	(693)	-	306
Share issue expenses	(11)	-	-	-	(11)
Net changes in long-term debt	-	674	222	-	896
Debt issue costs	-	-	(14)	-	(14)
Cash effects from hedge restructuring	(83)	-	118	-	35
Dividends (paid)/received	(109)	571	(647)	129	(56)

Net increase in cash and cash equivalents	31	349	98	-	478
Effect of exchange rate changes on cash	46	-	1	-	47
Cash and cash equivalents - January 1,	154	229	192	-	575
Cash and cash equivalents - December 31,	231	578	291	-	1,100

The accompanying notes are an integral part of these Consolidated Financial Statements.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

SUBSEQUENT EVENTS

Disposal of AGA-Polymetal Strategic Alliance

On February 8, 2012, the transaction to dispose of the AGA-Polymetal Strategic Alliance consisting of AGA-Polymetal Strategic Alliance Management Company Holdings Limited, Amikan Holding Limited, AS APK Holdings Limited, Imitzoloto Holdings Limited and Yeniseiskaya Holdings Limited to Polyholding Limited was completed. The consideration received for the disposal was $20 million. These assets were fully impaired as at December 31, 2011.

Acquisition of First Uranium (Proprietary) Limited (South Africa)

On March 2, 2012, AngloGold Ashanti agreed to acquire First Uranium (Proprietary) Limited (South Africa) (“FUSA”), a wholly owned subsidiary of Toronto-based First Uranium Corporation (“FIUC”) and the owner of Mine Waste Solutions (“MWS”), a recently commissioned tailings retreatment operation located in South Africa's Vaal River region and in the immediate proximity of AngloGold Ashanti's own tailings facilities, for a cash consideration of $335 million. The transaction will be funded from cash reserves and debt facilities, is subject to various conditions and approvals.

Pamodzi Gold (Orkney) (Proprietary) Limited claim

On March 16, 2012, Pamodzi Gold (Orkney) (Proprietary) Limited (“Pamodzi”) (in provisional liquidation) and four others issued summons against AngloGold Ashanti in the North Gauteng High Court, Pretoria, demanding the return of about R89.5 million (approximately $11.1 million) paid by Pamodzi to AngloGold Ashanti less than six months prior to the winding-up of Pamodzi. Plaintiffs further allege that AngloGold Ashanti took possession of some 26.9 kilograms of gold owned by Pamodzi in March 2009 and demand either that the gold be returned or that reimbursement be provided in the amount of R7.1 million (approximately $0.9 million).

Corporate taxation rate amendment

In Ghana, the Internal Revenue Amendment Act, 2012 received assent by the President on March 5, 2012 and was gazetted on March 9, 2012. The amendment increases the income tax rates for mining companies from the current 25 percent to 35 percent with effect from January 1, 2012. In terms of the stability agreement between AngloGold Ashanti and the government of Ghana which was ratified by Parliament on February 18, 2004 and amended in February 2007, the corporate tax rate during the duration of the agreement until April 26, 2019 for its Ghanaian operations, will be a maximum of 30 percent. The increase in the corporate tax rate to 30 percent (January 2012 to April 2019) and to 35 percent (beyond April 2019) is estimated to have an unfavorable impact on the taxation liability of the Ghanaian operations.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Basis Of Presentation [Text Block]

Basis of presentation: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The Company presents its consolidated financial statements in United States dollars. The functional currency of a significant portion of the group's operations is the South African rand. Other main subsidiaries have functional currencies of US dollars and Australian dollars.

Use Of Estimates [Text Block]

Use of estimates: The preparation of the financial statements requires the Company's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. The determination of estimates requires the exercise of judgment based on various assumptions and other factors such as historical experience, current and expected economic conditions, and in some cases actuarial techniques. The Company regularly reviews estimates and assumptions that affect the annual financial statements, however, actual results could differ from those estimates.

The more significant areas requiring the use of management estimates and assumptions include mineral reserves that are the basis of future cash flow estimates and unit-of-production depreciation, depletion and amortization calculations; environmental, reclamation and closure obligations; estimates of recoverable gold and other materials in heap leach pads; asset impairments (including impairments of goodwill, long-lived assets, and investments); write-downs of inventory to net realizable value; post employment, post retirement and other employee benefit liabilities; valuation allowances for deferred taxation assets; reserves for contingencies and litigation; and the fair value and accounting treatment of financial instruments.

Consolidation Policy [Text Block]

Consolidation

The consolidated financial information includes the financial statements of the Company and its subsidiaries. Where the Company has a direct or indirect controlling interest in an entity through a subsidiary, the entity is classified as a subsidiary. Interests in incorporated mining joint ventures in which the Company has joint control are accounted for by the equity method.

The financial statements of subsidiaries and the Environmental Trust Fund (a rehabilitation trust under the Company's control) are prepared for the same reporting period as the Company, using the same accounting policies, except for Rand Refinery Limited (a subsidiary of the Company) which reports on a three-month time lag. Adjustments are made to subsidiary financial results for material transactions and events in the intervening period.

Subsidiaries are consolidated from the date on which control is transferred. They are de-consolidated from the date on which control ceases.

All significant intercompany transactions and balances are eliminated in consolidation.

Equity Method Investments Policy [Policy Text Block]

Investments in equity investees (associates and incorporated joint ventures)

An associate is an entity other than a subsidiary in which the Company has a material long-term interest and in respect of which the Company has the ability to exercise significant influence over operational and financial policies, normally owning between 20 percent and 50 percent of the voting equity.

A joint venture is an entity in which the Company holds a long-term interest and which is jointly controlled by the Company and one or more external joint venture partners under a contractual arrangement that provides for strategic, financial and operating policy decisions relating to the activities requiring unanimous consent.

Investments in associates and incorporated joint ventures are accounted for using the equity method.

Goodwill relating to associates and incorporated joint ventures is included in the carrying value of the Company's investment. The total carrying value of equity accounted investments in associates and incorporated joint ventures, including goodwill, is evaluated for impairment when conditions indicate that a decline in fair value below the carrying amount is other than temporary or at least annually. When an impairment indicator exists, the carrying value of the Company's investment in those entities is written down to its fair value. The Company's share of results of equity accounted investees, that have financial years within three months of the fiscal year-end of the Company, is included in the consolidated financial statements based on the results reported by those investees for their financial years. There were no significant adjustments required to be made in respect of equity accounted investees which have financial years that are different to those of the Company.

Profits realized in connection with transactions between the Company and associated companies are eliminated in proportion to ownership.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

Foreign currency transactions and foreign currency statements

Items included in the financial statements of each of the Company's entities are measured using the currency of the primary economic environment in which the entity operates (the 'functional currency').

Transactions and balances

Transactions in foreign currencies are converted at the rates of exchange ruling at the date of these transactions. Monetary assets and liabilities denominated in foreign currencies are translated at rates of exchange ruling at balance sheet date. Non-monetary items are translated at historic rates. Gains, losses and costs associated with foreign currency transactions are recognized in the income statement in the period to which they relate, except where hedge accounting is applied. These transactions are included in the determination of other income.

Group companies

The results and financial position of all group entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

  share capital and premium are translated at historical rates of exchange;
  equity items other than profit attributable to equity shareholders are translated at the closing rate;
  assets and liabilities for each balance sheet presented are translated at the closing rate;
  income and expenses for each income statement are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions); and
  all resulting exchange differences are recognized as a separate component of equity and included within accumulated other comprehensive income.

Exchange differences arising from the translation of the net investment in foreign operations, and of borrowings and other currency instruments designated as hedges of such investments, are taken to stockholders' equity on consolidation.

When a foreign operation is sold, cumulative exchange differences are recognized in the income statement as part of the gain or loss on sale.

Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the closing rate at each balance sheet date.

Segment Reporting Policy [Policy Text Block]

Segmental reporting

A segment is a group of assets and operations engaged in providing products or services that are subject to risks and returns that are different from those of other segments and are reported on a reporting segment basis using the management approach. This approach is based on the way management organizes segments within the Company for making operating decisions and assessing performance. The Chief Operating Decision Maker has determined that the Company operates primarily in the delivery of gold.

Cash And Cash Equivalents Policy [Text Block]

Cash and cash equivalents and restricted cash

Cash and cash equivalents consist of cash balances and highly liquid investments with an original maturity of three months or less. Due to the short maturity of cash equivalents, their carrying amounts approximate their fair value. Restricted cash, classified as short-term, is reported separately in the consolidated balance sheets. Cash that is restricted as to withdrawal or use for other than current operations is classified as non-current and is included in Other long-term assets.

Non Marketable Debt Securities Policy [Text Block]

Non-marketable debt securities

Investments in non-marketable debt securities, for which the Company does not control or exercise significant influence, are classified as held to maturity and are subsequently measured at amortized cost. If there is evidence that held to maturity financial assets are impaired the carrying amount is reduced and the loss recognized in the income statement.

Marketable Securities Policy [Text Block]

Marketable equity investments and debt securities

Marketable equity investments and debt securities which are considered available-for-sale, are carried at fair value, and the unrealized gains and losses, net of tax, computed in marking these securities to market are reported within accumulated other comprehensive income in the period in which they arise. These amounts are removed from accumulated other comprehensive income and reported in income when the asset is derecognized or when there is evidence that the asset is impaired in accordance with the FASB ASC guidance on accounting for certain investments in debt and equity securities. AngloGold Ashanti considers several factors in determining other-than-temporary impairment losses: including the current and expected long-term business prospects of the issuer; the length of time and relative magnitude of the price decline and its ability and intent to hold the investment until the price recovers.

Marketable debt securities that are classified as held to maturity are subsequently measured at amortized cost. If there is evidence that held to maturity financial assets are impaired the carrying amount is reduced and the loss recognized in the income statement.

Inventory Policy [Text Block]

Inventories

Inventories, including gold in process, gold on hand (doré/bullion), uranium oxide, sulfuric acid, ore stockpiles and supplies, are stated at the lower of cost or market value. Gold in process is valued at the average total production cost at the relevant stage of production as described below. The cost of gold, uranium oxide and sulfuric acid is determined principally by the weighted average cost method using related production costs.

Ore stockpiles are valued at the average moving cost of mining the ore. Supplies are valued at the lower of weighted average cost or market value. Heap leach pad materials are measured on an average total production cost basis.

The cost of inventory is determined using the full absorption costing method. Gold in process and ore stockpile inventory include all costs attributable to the stage of completion. Costs capitalized to inventory include amortization of property, plant and equipment and capitalized mining costs, direct and indirect materials, direct labor, shaft overhead expenses, repairs and maintenance, utilities, metallurgy costs, attributable production taxes and royalties, and directly attributable mine costs. Gold on hand (doré/bullion) includes all gold in process and refining costs. Ore is recorded in inventory when blasted underground, or when placed on surface stockpiles in the case of open-pit operations.

The costs of materials currently contained on the leach pad are reported as a separate line item and classified as either short-term or long-term. Materials on the leach pad are classified as short-term if the Company expects the related gold to be recovered within twelve months. The short-term portion is determined by multiplying the average cost per ounce in inventory by the expected production ounces for the next twelve months. Heap leach pad inventory occurs in two forms: (1) gold recoverable but yet to be dissolved (i.e. gold still in the ore), and (2) gold recoverable from gold dissolved in solution within the leach pad (i.e. pore water). This estimate was used in determining the short-term portion of materials on the leach pad.

Development And Stripping Costs Policy [Text Block]

Development costs and stripping costs

Development costs relating to major programs at existing mines are capitalized. Development costs consist primarily of expenditures to initially establish a mine and to expand the capacity of operating mines.

Post production stripping costs are considered costs of the extracted minerals under a full absorption costing system and recognized as a component of inventory to be recognized in cost of sales in the same period as the revenue from the sale of the inventory. Additionally, capitalization of such costs only occurs to the extent inventory exists at the end of a reporting period.

Costs associated with the opening of a new pit, are capitalized as mine development costs.

Other Mining Costs Policy [Text Block]	Other mining costs Other mining costs including repair and maintenance costs incurred in connection with major maintenance activities are charged to the income statement as incurred.
Goodwill And Intangible Assets Goodwill Policy [Text Block]

Goodwill

Where an investment in a subsidiary, joint venture or an associate is made, any excess of the purchase price over the fair value of the attributable mineral reserves including value beyond proven and probable, acquired properties and other net assets is recognized as goodwill.

Goodwill relating to subsidiaries is tested for impairment at least annually or when indicators of impairment exist and is carried at cost less accumulated impairment losses. Potential impairment is identified by comparing the fair value of a reporting unit with its carrying amount. The fair value of a reporting unit is determined using an expected present value technique.

Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold. Goodwill is allocated to reporting units for the purpose of impairment testing.

Goodwill relating to incorporated joint ventures and associates is included within the carrying value of the investment in incorporated joint ventures and associates and tested for impairment when indicators exist. See Note 4.2.

The allocation of goodwill to an individual operating mine will result in an eventual goodwill impairment due to the wasting nature of the mine reporting unit. The Company performs its annual impairment review of assigned goodwill during the fourth quarter of each year.

Other Intangibles

Software

Software purchased, including direct costs associated with customization and installation of the software, is capitalized as other intangible assets.

Internally-developed software is capitalized when it meets the criteria for capitalization. Other software development expenditure is charged to the income statement as incurred. Software is amortized on a straight-line basis over its useful life which is determined to be the lesser of:

  the license period of the software;
  the period to the manufacturer's next announced upgrade that management intends to implement; or
  three years.

Useful lives are reviewed, and adjusted if appropriate, at the beginning of each financial year.

Impairment Or Disposal Of Long Lived Assets Policy [Text Block]

Asset impairment

The Company evaluates its held-for-use long lived assets for impairment when events or changes in circumstances indicate that the related carrying amount may not be recoverable. If the sum of estimated future cash flows on an undiscounted basis is less than the carrying amount of the related asset, including goodwill, if any, an asset impairment is considered to exist. The related impairment loss is measured by comparing estimated future cash flows on a discounted basis to the carrying amount of the asset. Management's estimate of future cash flows is subject to risk and uncertainties. It is therefore reasonably possible that changes could occur which may affect the recoverability of the group's mining assets. The Company records a reduction of a group of assets to fair value as a charge to earnings if expected future cash flows are less than the carrying amount. The Company estimates fair value by discounting the expected future cash flows using a discount factor that is commensurate with the risks involved, considering the term of the expected cash flows and any asset specific and country risks. In addition, an asset impairment is considered to exist where the fair value less costs to sell of an asset held for sale is below its carrying amount.

Interest Expense Policy [Text Block]

Borrowing costs

Interest on borrowings relating to the financing of major capital projects under construction is capitalized during the construction phase as part of the cost of the project. Such borrowing costs are capitalized over the period during which the asset is being acquired or constructed and borrowings have been incurred. Capitalization ceases when construction is interrupted for an extended period or when the asset is substantially complete. Other borrowing costs are expensed as incurred.

Lease Policy [Text Block]

Leased assets

Assets subject to finance leases are capitalized at the lower of fair value or present value of minimum lease payments with the related lease obligation recognized at the same amount. Capitalized leased assets are depreciated over the shorter of their estimated useful lives and the lease term. Finance lease payments are allocated using the effective interest rate method, between the lease finance cost, which is included in finance costs, and the capital repayment, which reduces the liability to the lessor.

Operating lease rentals are charged against operating profits in a systematic manner related to the period the assets concerned will be used.

Provision Policy [Text Block]

Provisions

Provisions are recognized when the Company has a present obligation, whether legal or constructive, as a result of a past event for which it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

Provisions are measured at the present value of management's best estimate of the expenditure required to settle the present obligation at the balance sheet date. The discount rate used to determine the present value reflects current market assessments of the time value of money and the risks specific to the liability.

Income Tax Policy [Text Block]

Taxation

Current and deferred taxation is recognized as income or expense and included in the profit or loss for the period, except to the extent that the tax arises from a transaction or event which is recognized, in the same or a different period directly in equity; or a business combination that is an acquisition. See Note 4.22.

Current taxation is measured on taxable income at the applicable enacted statutory rates.

The Company's operation involves dealing with uncertainties and judgments in the application of complex tax regulations in multiple jurisdictions. The final taxes paid are dependent upon many factors, including negotiations with taxing authorities and resolution of disputes arising from federal, state, and international tax audits. A tax position is recognized in the financial statements when it is 'more-likely-than-not' that the tax position will be sustained upon examination by the relevant taxing authority based on the technical merits. The Company recognizes tax liabilities for anticipated tax audit issues in tax jurisdictions based on its estimate of whether, and the extent to which, additional taxes will be due. The Company recognizes interest and penalties, if any, in the income statement as part of taxation expense.

Asset Retirement Obligations And Environmental Cost Policy Text Block

Asset retirement obligations and rehabilitation costs

The Company accounts for asset retirement obligations (“AROs”) in accordance with the FASB ASC guidance on accounting for asset retirement obligations.

AROs, also referred to as decommissioning costs, arise from the acquisition, development, construction and operation of mining property, plant and equipment, due to government controls and regulations that protect the environment on the closure and reclamation of mining properties. The fair value of a liability for an asset retirement obligation is recorded in the period in which it is incurred. When the liability is initially recorded, the cost is capitalized by increasing the carrying amount of the related long-lived asset. Over time, the liability is increased to reflect an interest element (accretion) considered in its initial measurement at fair value, and the capitalized cost is amortized over the useful life of the related asset. Where the obligation arises from activities that are operational in nature and does not give rise to future economic benefit, the capitalized cost is amortized in the period incurred. Upon settlement of the liability, a gain or loss will be recorded if the actual cost incurred is different from the liability recorded.

Rehabilitation costs and related liabilities are based on the Company's interpretation of current environmental and regulatory requirements.

Based on current environmental regulations and known rehabilitation requirements, management has included its best estimate of these obligations in its rehabilitation accrual. However, it is reasonably possible that the Company's estimates of its ultimate rehabilitation liabilities could change as a result of changes in regulations or cost estimates.

Environmental liabilities other than rehabilitation costs which relate to liabilities from specific events are accrued when they are known, probable and reasonably estimable.

Revenue Recognition Sales Of Goods [Text Block]

Product sales

Revenue from product sales is recognized when:

  persuasive evidence of an arrangement exists;
  delivery has occurred or services have been rendered;
  the seller's price to the buyer is fixed or determinable; and
  collectability is reasonably assured.

The sales price, net of any taxes, is fixed on either the terms of gold sales contracts or the gold spot price.

Financial Instruments Policy [Text Block]

Financial instruments

Financial instruments recognized on the balance sheet include investments, loans receivable, trade and other receivables, cash and cash equivalents, borrowings, derivatives, and trade and other payables. Financial instruments are initially measured at cost, including transaction costs, when the Company becomes a party to the contractual arrangements. Subsequent measurement of derivative instruments is dealt with below.

Derivatives Policy [Text Block]

Derivatives

The Company accounts for derivative contracts in accordance with the FASB ASC guidance on accounting for derivative instruments and hedging activities, which requires all contracts that meet the definition of a derivative to be recognized on the balance sheet as either assets or liabilities and recorded at fair value. Gains or losses arising from remeasuring derivatives to fair value at each reporting period are accounted for either in the income statement or in accumulated other comprehensive income, depending on the use and designation of the derivative and whether it qualifies for hedge accounting. The key criterion which must be met in order to qualify for hedge accounting, is that the derivative must be highly effective in offsetting the change in the fair value or cash flows of the hedged item.

Contracts that meet the criteria for hedge accounting are designated as the hedging instruments hedging the variability of forecasted cash flows from capitalized expenditure and the sale of production into the spot market, and are classified as cash flow hedges. Where a derivative qualifies as the hedging instrument in a cash flow hedge, changes in fair value of the hedging instruments, to the extent effective, are deferred in accumulated other comprehensive income and reclassified to earnings as product sales or as an adjustment to depreciation expense pertaining to capital expenditure, when the hedged transaction occurs. The ineffective portion of changes in fair value of the cash flow hedging instruments is reported in earnings as gains or losses on non-hedge derivatives in the period in which they occur.

All other contracts not meeting the criteria for the normal purchases and sales exemption or hedge accounting are recorded at their fair market value, with changes in value at each reporting period recorded in earnings as gains or losses on non-hedge derivatives.

Cash flows from derivative instruments accounted for as cash flow hedges and non-hedge derivatives are included in net cash provided by operating activities in the consolidated statements of cash flows. Contracts that contain 'off-market' terms that result in the inflow of cash at inception are analogous to borrowing activities and, as such, are treated as financing activities. All current and future cash flows associated with such instruments are classified as financing activities within the consolidated statements of cash flows. Contracts that contain 'off-market' terms that result in the outflow of cash at inception are analogous to lending activities and, as such, are treated as investing activities. All current and future cash flows associated with such instruments are classified within the investing activities of the consolidated statements of cash flows.

The estimated fair values of derivatives are determined at discrete points in time based on relevant market information. These estimates are calculated with reference to the market rates using industry standard valuation techniques.

Certain derivative instruments are designated as hedges of foreign currency denominated borrowings and investments in foreign entities. This designation is reviewed at least quarterly, or as borrowing and investment levels change. The hedge amounts (to the extent effective) are recorded as an offset to the translation gains/losses being hedged.

Deferred Taxation Policy [Text Block]

Deferred taxation

The Company follows the liability method of accounting for deferred taxation whereby the Company recognizes the tax consequences of temporary differences by applying enacted tax rates applicable to future years to differences between financial statement amounts and the tax bases of certain assets and liabilities. Changes in deferred taxation assets and liabilities include the impact of any tax rate changes enacted during the year. Principal temporary differences arise from depreciation on property, plant and equipment, derivatives, provisions and tax losses carried forward. A valuation allowance is recorded to reduce the carrying amounts of deferred taxation assets if it is more likely than not that such assets will not be realized.

Dividends Policy [Text Block]

Dividends

Dividends are recognized when declared by the board of directors. Dividends may be payable in Australian dollars, South African rands, United Kingdom pounds or Ghanaian cedis. Dividends declared to foreign stockholders are not subject to approval by the South African Reserve Bank in terms of South African foreign exchange control regulations. Dividends are freely transferable to foreign stockholders from both trading and non-trading profits earned in South Africa by publicly listed companies. Under South African law, the Company may declare and pay dividends from any reserves included in total shareholders' equity (including share capital and premium) calculated in accordance with International Financial Reporting Standards (“IFRS”), subject to the solvency and liquidity test per the Companies Act.

Earnings Per Share Policy [Text Block]

Earnings per share

Earnings and diluted earnings per share have been calculated, for each class of common stock outstanding, using the two class method which requires that basic net income (loss) per share is computed using the weighted average number of shares outstanding during the period. Diluted net income (loss) per share is computed using the weighted average number of Ordinary shares and, if dilutive, potential common shares outstanding during the period. The computation of the diluted income (loss) per share of Ordinary shares assumes the conversion of E Ordinary shares.

The rights, including the liquidation, voting and dividend rights, of holders of Ordinary shares and E Ordinary shares are identical. As a result, the undistributed earnings for each year are allocated based on the contractual participation rights of the Ordinary and E Ordinary shares as if the earnings for the year had been distributed. As only 50 percent of dividends are paid to E ordinary share holders in cash (the remaining 50 percent reduces the exercise price of the E ordinary shares), the undistributed earnings are allocated between E ordinary shares and ordinary shares based on this proportionate basis. Further, as the Company assumes the conversion of E Ordinary shares in the computation of the diluted net income (loss) per share of Ordinary shares, the undistributed earnings are equal to net income (loss) for the computation.

Exploration And Evaluation Costs Policy [Text Block]

Exploration and evaluation costs

The Company expenses all exploration costs until the directors conclude that a future economic benefit is more likely than not of being realized. In evaluating if expenditures meet this criterion to be capitalized, the directors utilize several different sources of information depending on the level of exploration. While the criteria for concluding that expenditure should be capitalized is always probable, the information that the directors use to make that determination depends on the level of exploration.

  Costs on greenfields sites, being those where the Company does not have any mineral deposits which are already being mined or developed, are expensed as incurred until the directors are able to demonstrate that future economic benefits are probable, which generally will be the establishment of proven and probable reserves at this location.

  Costs on brownfields sites, being those adjacent to mineral deposits which are already being mined or developed, are expensed as incurred until the directors are able to demonstrate that future economic benefits are probable, which generally will be the establishment of increased proven and probable reserves after which the expenditure is capitalized as a mine development cost.

  Costs relating to extensions of mineral deposits, which are already being mined or developed, including expenditure on the definition of mineralization of such mineral deposits, are capitalized as mine development costs.

Costs relating to property acquisitions are capitalized within development costs.

Drilling and related costs incurred on sites without an existing mine and on areas outside the boundary of a known mineral deposit that contain proven and probable reserves are recorded as exploration expenditures and are expensed as incurred.

Drilling and related costs incurred to define and delineate a residual mineral deposit that has not been classified as proven and probable reserves at a development stage or production stage mine are capitalized when management determines that there is sufficient evidence that the expenditure will result in a future economic benefit to the Company in the accounting period when the expenditure is made. Management evaluates whether or not there is sufficient geologic and economic certainty of being able to convert a residual mineral deposit into a proven and probable reserve at a development stage or production stage mine, based on the known geologic and metallurgy, existing mining and processing facilities, operating permits and environmental programs. Therefore prior to capitalizing such costs, management determines that the following conditions have been met:

a.       There is a probable future benefit;

b.       AngloGold Ashanti can obtain the benefit and control access to it; and

c.       The transaction or event giving rise to it has already occurred.

The Company understands that there is diversity in practice within the mining industry, in that some companies expense the drilling and related costs incurred to define and delineate residual mineral deposits that have not been classified as proven and probable reserves at a development stage or production stage mine. Had AngloGold Ashanti expensed such costs as incurred, net income, earnings per share and retained earnings would have been lower by the following amounts:

Share Based Compensation Option And Incentive Plans Policy [Text Block]

Stock-based compensation plans

The Company's management awards certain employees stock options on a discretionary basis.

The fair value of the stock-based payments is calculated at grant date using an appropriate model. For equity settled stock-based payments, the fair value is determined using a Black-Scholes method and expensed on a straight-line basis over the vesting period based on the group's estimate of shares that will eventually vest.

Option schemes which include non-market vesting conditions have been calculated using the Black-Scholes model. For all other stock-based payments to employees the fair value is determined by reference to the market value of the underlying stock at grant date adjusted for the effects of the relevant terms and conditions.

For schemes with non-market related vesting conditions, the likelihood of vesting has been taken into account when determining the income statement charge. Vesting assumptions are reviewed during each reporting period.

Stock options are subject to a three year vesting condition and their fair value is recognized as an employee benefit expense with a corresponding increase in Additional paid in capital over the vesting period. The proceeds received, net of any directly attributable transaction costs are credited to Common stock and Additional paid in capital when the options are exercised.

Depreciation And Amortization [Abstract]
Property Plant And Equipment Policy [Text Block]

Mine development costs, mine plant facilities and other fixed assets

Mine development costs, mine plant facilities and other fixed assets are recorded at cost less accumulated amortization and impairments. Cost includes pre-production expenditure incurred during the development of a mine and the present value of future decommissioning costs.

Capitalized mine development costs include expenditure incurred to develop new orebodies, to define further mineralization in existing orebodies and to expand the capacity of a mine. Where funds have been borrowed specifically to finance a project, the amount of interest capitalized represents the actual borrowing costs incurred.

Depreciation, depletion and amortization of mine development costs are computed principally by the units-of-production method based on estimated proven and probable mineral reserves. Proven and probable mineral reserves reflect estimated quantities of economically recoverable reserves which can be recovered in the future from known mineral deposits.

Mine plant facilities are amortized using the lesser of their useful life or units-of-production method based on estimated proven and probable mineral reserves. Main shafts are depleted using the units-of-production method based on total proven and probable reserves as the shaft will be used over the life of the mine. Other infrastructure costs including ramps, stopes, laterals, etc. and ore reserve development are depleted using proven and probable reserves applicable to that specific area. When an area is vacated and there is no longer an intention to mine due to a change in mine plans, all costs that have not been depleted are written off.

Other fixed assets comprising vehicles and computer equipment, are depreciated by the straight-line method over their estimated useful lives as follows:

  vehicles up to five years; and
  computer equipment up to three years.

Acquired Properties [Text Block]

Acquired properties

Acquired properties are carried at amortized cost. Purchased undeveloped mineral interests are acquired mineral rights and are recorded as tangible assets as part of acquired properties. The amount capitalized related to a mineral interest represents its fair value at the time it was acquired, either as an individual asset purchase or as a part of a business combination. “Brownfield” stage mineral interests represent interests in properties that are believed to potentially contain other mineralized material, such as measured, indicated or inferred mineral resources with insufficient drill spacing to qualify as proven and probable mineral reserves, that is in proximity to proven and probable mineral reserves and within an immediate mine structure. “Greenfield” stage mineral interests represent interests in properties that are other mine-related or greenfields exploration potential that are not part of measured or indicated resources and are comprised mainly of material outside of a mine's infrastructure. The Company's mineral rights are enforceable regardless of whether proven and probable mineral reserves have been established. The Company has the ability and intent to renew mineral rights where the existing term is not sufficient to recover all identified and valued proven and probable mineral reserves and/or undeveloped mineral interests.

Both Brownfield properties and Greenfield mineral interests are carried at acquired costs until such time as a mineral interest enters the production stage and are amortized using the unit-of-production method based on estimated proven and probable mineral reserves.

Both Brownfield properties and Greenfield mineral interests are evaluated for impairment as held-for-use assets in accordance with the Company's asset impairment accounting policy. See Note 4.13.

Employee Related Liabilities Current And Noncurrent [Abstract]
Pension And Other Postretirement Plans Pensions Policy [Text Block]

Pension obligations

Group companies operate various pension schemes. The schemes are funded through payments to insurance companies or trustee administered funds, determined by annual actuarial calculations. The Company has both defined benefit and defined contribution plans.

The current service cost in respect of defined benefit plans is recognized as an expense in the current year. Past service costs, experience adjustments, the effect of changes in actuarial assumptions and the effects of plan amendments in respect of existing employees are recognized as an expense or income as and when they arise. This method is applied consistently in each period end to all gains and losses.

The asset/liability recognized in the balance sheet in respect of defined benefit pension plans is the present value of the defined benefit obligation at the balance sheet date less the fair value of plan assets. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method.

The contributions on defined contribution plans are recognized as employee benefit expense when due. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in the future payments is available.

Pension And Other Postretirement Plans Nonpension Benefits Policy [Text Block]

Other post-employment benefit obligations

Some group companies provide post-retirement healthcare benefits. The expected costs of these benefits are accrued over the period of employment using an accounting methodology on the same basis as that used for defined benefit pension plans. These obligations are valued annually by independent qualified actuaries. Actuarial gains and losses arising in the plan are recognized as income or expense as and when they arise.

Postemployment Benefit Plans Policy [Text Block]

Termination benefits

The Company recognizes termination benefits when it is demonstrably committed to either: terminating the employment of current employees according to a detailed formal plan; or providing termination benefits as a result of an offer made to encourage voluntary redundancy based on the number of employees expected to accept the offer. Benefits falling due more than twelve months after balance sheet date are discounted to present value.

New Accounting Pronouncements And Changes In Accounting Principles [Abstract]
Fair Value Measurements Policy Updated Guidance [Text Block]

Fair value measurements

In May 2011, the FASB issued updated guidance on fair value measurement and disclosure requirements. The requirements do not extend the use of fair value accounting, but provide guidance on how it should be applied where its use is already required or permitted by other standards within US GAAP. The update will supersede most of the FASB ASC guidance for fair value measurements, although many of the changes are clarifications of existing guidance or wording changes. The amendments are effective in the first quarter of 2012. The Company does not expect the adoption of the updated guidance to have a material impact on the Company's financial statements.

Goodwill and Intangible Assets, Policy [Policy Text Block]

Goodwill impairment testing

In September 2011, the FASB issued updated guidance which simplifies how an entity tests goodwill for impairment. The guidance allows both public and nonpublic entities an option to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under that option, an entity no longer would be required to calculate the fair value of a reporting unit unless the entity determines, based on that qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The guidance also includes examples of the types of events and circumstances to consider in conducting the qualitative assessment. The amendments will be effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The Company does not expect the adoption of the updated guidance of how goodwill is tested for impairment to have a material impact on the Company's financial statements.

Presentation Of Comprehensive Income Policy [Text Block]

Presentation of comprehensive income

In June 2011, the FASB issued guidance for disclosures about comprehensive income. The guidance is intended to increase the prominence of other comprehensive income in financial statements. The main provisions of the guidance provide that an entity that reports items of other comprehensive income has the option to present comprehensive income in either one statement or two consecutive statements. The current option in US GAAP that permits the presentation of other comprehensive income in the statement of changes in equity will be eliminated. The amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and should be applied retrospectively. Early adoption is permitted. The Company plans to adopt the two consecutive statement approach and does not expect the adoption of this guidance to have a material impact on the Company's financial statements. In December 2011, the FASB deferred the requirement in the guidance to present reclassification adjustments for each component of accumulated other comprehensive income in both net income and other comprehensive income on the face of the financial statements. The amendments of this update are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011.

Summary of Significant Accounting Policies (Tables)	Dec. 31, 2011
Exploration And Evaluation Costs [Abstract]
Exploration And Evaluation Costs Alternative Effects [Text Block]
	2011	2010	2009
Net income ($ millions)	10	27	16
Earnings per share (1)(cents)	3	7	4

Retained income - January 1 ($ millions)	113	86	70
Retained income - December 31 ($ millions)	123	113	86

(1) Impact per basic and diluted earnings per common share.

Employee Severance Costs (Tables)	12 Months Ended
Dec. 31, 2011
Restructuring Charges [Abstract]
Schedule Of Restructuring And Related Costs [Text Block]
Employment severance costs
	2011	2010	2009
	$	$	$
South Africa	9	19	10
Continental Africa	3	1	3
Americas	3	3	1
	15	23	14

Employee severance costs were due to retrenchments reflecting downsizing and rationalization of operations resulting in a planned reduction in workforce.

Interest Expense (Tables)	12 Months Ended
Dec. 31, 2011
Interest Expense [Abstract]
Interest Expense [Text Block]

	Interest expense
		2011	2010	2009
		$	$	$
	Finance costs on rated bonds (1)	56	38	-
	Finance costs on convertible bonds (2)	25	22	18
	Finance costs on mandatory convertible bonds (3)	47	13	-
	Finance costs on bank loans and overdrafts	10	19	55
	Unwinding of discount on convertible bonds	28	27	18
	Amortization of deferred loan fees (4)	7	20	31
	Capital lease charges	5	5	3
	Discounting of non-current trade and other debtors	-	6	6
	Other	3	1	5
		181	151	136
	Less : Amounts capitalized on qualifying assets	(3)	-	(13)
		178	151	123

(1)	On April 28, 2010, AngloGold Ashanti Holdings plc issued $1.0 billion of 10-year and 30-year unsecured notes. The issue consisted of $700 million of 10-year unsecured notes at a semi-annual coupon of 5.375 percent and $300 million of 30-year unsecured notes at a semi-annual coupon of 6.5 percent. See Note 18.

(2)	The $1.0 billion 2.375 percent convertible bond (issued February 27, 2004) was repaid on February 27, 2009. On May 22, 2009, AngloGold Ashanti Holdings Finance plc issued $732.5 million 3.5 percent guaranteed convertible bonds due May 2014, convertible into ADSs. See Note 18.

(3)	In September 2010, AngloGold Ashanti Holdings Finance plc issued $789 million of mandatory convertible bonds at a coupon rate of 6 percent due in September 2013. See Note 18.

(4)	Includes a once-off charge of $8 million related to the cancellation of debt facilities during 2010.

Impairment of Assets (Tables)	12 Months Ended
Dec. 31, 2011
Asset Impairment Charges [Abstract]
Details Of Impairment Of Long Lived Assets Held And Used By Asset [Text Block]

	Impairment of assets

	Impairments are made up as follows:
		2011	2010	2009
		$	$	$
	South Africa
	Impairment of abandoned shaft pillar development at TauTona(1)	9	-	-
	Impairment and write-off of Savuka(2)	3	16	-
	Impairment and write-off of waste wash plant at Kopanang mine(3)	2	-	-
	Below 120 level at TauTona(4)	-	47	-
	Impairment of Tau Lekoa(5)	-	8	4
	Continental Africa
	Impairment and write-off of vehicles and mining equipment at Obuasi mine	2	-	-
	Impairment of Iduapriem obsolete tailings storage facility(6)	-	8	-
	Impairment and write-off of vehicles and heavy mining equipment at Geita mine	-	5	-
	Impairment and write-off of tailings treatment plant at Obuasi mine(7)	-	3	-
	Impairment and write-off of oxide treatment plant at Obuasi mine(8)	-	-	4
	Americas
	Write-off of mining assets at Serra Grande	-	3	-
	Other
	Impairment and write-off of various minor tangible assets and equipment	1	1	-
		17	91	8

(1)	Due to a change in the mine plan resulting from safety related concerns following seismic activity, the VCR shaft pillar and ore pass development have been abandoned and is no longer expected to generate future cash flows.
(2)	Due to a further change in the mine plan during 2011, the Savuka assets have been abandoned and are not expected to generate future cash flows.
(3)	The use of the waste wash plant was discontinued as it did not yield the desired benefit.
(4)	Due to a change in the mine plan resulting from safety related concerns following seismic activity, a portion of the below 120 level development has been abandoned and is not expected to generate future cash flows.
(5)	Following the classification of Tau Lekoa as held for sale in 2009, impairment testing was performed on the held for sale asset. As the estimated fair value less costs to sell did not support the carrying value, an impairment was recorded for held for sale assets. The sale of Tau Lekoa was concluded effective August 1, 2010.
(6)	The use of the tailings storage facility was discontinued as no further economic benefit is expected to be derived.
(7)	Due to safety related concerns the use of the tailings treatment plant was discontinued.
(8)	Due to damage suffered by the leach tanks of the treatment plant, its use was discontinued in 2009.

The following estimates and assumptions were used by management when reviewing goodwill and long-lived assets for impairment:

—	the gold price assumption represented management’s best estimate of the future price of gold. In arriving at the estimated long-term gold price, management considered all available market information including current prices, historical averages, and forward pricing curves. The long-term gold price is based on a range of economic and market conditions expected to exist over the remaining useful life of the assets; (1)
—	proven and probable ore reserves as well as value beyond proven and probable reserves estimates. For these purposes proven and probable ore reserves of approximately 75.6 million ounces (including joint ventures) as at December 31, 2011 were determined;
—	the real pre-tax discount rate is commensurate with the risks involved which is consistent with the basis used in 2010. The risk factors considered were country risk as well as asset risk for cash flows relating to mines that are not yet in production and deep level mining projects. The country risk factor was based on the Company’s internal assessment of country risk relative to the issues experienced in the countries in which it operates and explores;
—	foreign currency cash flows were translated at estimated forward exchange rates and then discounted using appropriate discount rates for that currency; and
—	cash flows used in impairment calculations were based on life of mine plans.

Estimates and assumptions used by management included the following:

		2011	2010	2009
		$ per ounce	$ per ounce	$ per ounce
(1)	Long-term real gold price	1,530	1,113	906

The real pre-tax discount rates applied in the 2011 impairment calculations on reporting units with significant assigned goodwill were as follows:

Percentage
Australasia
Sunrise Dam	8.4%
Americas
Cripple Creek	7.4%

Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2011
Asset Retirement Obligation [Abstract]
Schedule of Change in Asset Retirement Obligation [Table Text Block]
	Environmental rehabilitation obligations
	Long-term environmental obligations comprising decommissioning and restoration are based on the Company’s environmental management plans, in compliance with the current environmental and regulatory requirements.

		$
	The following is a reconciliation of the total liabilities for asset retirement obligations:

	Balance as at December 31, 2010	530
	Additions to liabilities	5
	Liabilities settled	(18)
	Accretion expense	28
	Change in assumptions(1)	140
	Other movements	2
	Translation	(34)
	Balance as at December 31, 2011	653

(1)	Revisions relate to change in mine plans resulting in accelerated cash flows, change in economic assumptions and discount rates, change in design of tailing storage facilities and in methodology following requests from the environmental protection agency. These liabilities are anticipated to unwind beyond the end of the life of mine.

Schedule Of Carrying Amount And Fair Values Of Assets Held In Trust [Table Text Block]

These liabilities mainly relate to obligations at the Company’s active and inactive mines to perform reclamation and remediation activities in order to meet applicable existing environmental laws and regulations.

Certain amounts have been contributed to a rehabilitation trust and environmental protection bond under the Company's control. The monies in the trust and bond are invested primarily in interest bearing debt securities and cash and are included in Other long-term assets in the Company’s consolidated balance sheet. Cash balances held in the trust and bond are classified as restricted cash and are included in Other long-term assets in the Company’s consolidated balance sheet. As at December 31, the carrying amounts and estimated fair values of balances held in the trust and bond were as follows:

	December 31, 2011		December 31, 2010

	Carrying		Carrying
	amount	Fair value	amount	Fair value
	$	$	$	$

Securities	111	114	117	118
Cash	22	22	32	32
	133	136	149	150

Operating Lease Charges and Rental Expenses (Tables)	12 Months Ended
Dec. 31, 2011
Operating Leases Rent Expense [Abstract]
Rental expense
Rental expense(1)
	2011	2010	2009
	$	$	$

Comprising of:
Minimum rentals	29	23	33

(1)Included in production costs for each period presented.

Future minimum rental payments are:
2012	23
2013	1
2014	1
Thereafter	-
	25

Profit on Sale of Assets Realization of Loans Indirect Tax and Other (Tables)	12 Months Ended
Dec. 31, 2011
Profit Loss On Sale Of Assets Realization Of Loans Indirect Tax And Other [Abstract]
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other
	(Profit)/loss on sale of assets, realization of loans, indirect taxes and other
		2011	2010	2009
		$	$	$
	Impairment of investments	21	2	12
	Loss on disposal of land, equipment and assets, mineral rights and exploration properties	8	19	13
	Black economic empowerment transaction restructuring costs for Izingwe Holdings (Proprietary) Limited	7	-	-
	Indirect tax expenses and legal claims(1)	6	17	29
	Royalties received(2)	(79)	(8)	-
	Insurance claim recovery on capital items at Obuasi	(3)	-	-
	Profit on disposal of the Company's subsidiary ISS International Limited(3)	(2)	-	-
	Reassessment of other receivables	(1)	9	7
	Mandatory convertible bonds underwriting and professional fees	-	26	-
	Loss on sale of Tau Lekoa Gold mine(4)	-	7	-
	Mining contractor termination costs	-	1	-
	Profit on disposal of investments(5)	-	(52)	-
	Net insurance claim recovery(6)	-	(19)	(7)
	(Recovery)/loss on consignment inventory	-	(5)	12
	Profit on disposal of joint venture interest in Boddington Gold mine in Australia(7)	-	-	(56)
		(43)	(3)	10

(1)	Indirect taxes and legal claims are in respect of:
	Guinea	9	10	7
	Ghana	5
	Argentina	2
	Namibia	1
	Tanzania	(10)	6	25
	Brazil	(1)		(3)
	South Africa		1

(2)	Royalties received include:
	Newmont Mining Corporation (2009 Boddington Gold mine sale)	(38)	(4)
	Franco Nevada Corporation (2011 sale of royalty stream in Ayanfuri mine)	(35)
	Simmers & Jack Mines Limited (2010 sale of Tau Lekoa Gold mine)	(5)	(3)
	Other royalties	(1)	(1)

(3)	ISS International Limited ("ISSI") was classified as held for sale effective November 3, 2010, after AngloGold Ashanti entered into a memorandum of understanding with the Institute of Mine Seismology for the disposal of ISSI. The sale was concluded on February 28, 2011.

(4)	The sale of Tau Lekoa Gold mine was concluded effective August 1, 2010.

(5)	Profit on disposal of investments include:
	B2Gold Corporation (Colombia)		(45)
	Red 5 Limited (Australia)		(7)

(6)	Includes business interruption insurance following a seismic event which resulted in the suspension of operations at Savuka Gold mine (in South Africa) during 2009. The Company recovered $46 million from its insurers. Amounts received included:
	Business interruption recoveries		(19)	(11)
	Reimbursement of costs (included in Production costs)		(16)

(7)	Included $31 million foreign exchange transaction loss.

Non Hedge Derivative Loss (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Instruments Not Designated As Hedging Instruments [Abstract]
Derivative Instruments Not Designated As Hedging Instruments [Text Block]
Non-hedge derivative (gain)/loss and movement on bonds

Non-hedge derivative (gain)/loss
	2011	2010	2009
	$	$	$
(Gain)/loss on non-hedge derivatives	(83)	703	1,452

Hedge Items Accelerated [Text Block]
Effects of the accelerated hedge settlements

	2011	2010	2009
	$	$	$
Accelerated hedge settlement of non-hedge derivatives	-	2,698	797
Previously designated NPSE contracts	-	405	580
Other non-hedge derivative contracts	-	2,293	217

Reclassification Hedge Items [Text Block]

The effect of the NPSE re-designation in July 2009 and subsequent accounting for these contracts is stated below.

	2011	2010
	$	$
Liability at beginning of period	-	556
Fair value movements (recorded in non-hedge derivative (gain)/loss)	-	131
Realized settlements	-	(687)
Liability as at December 31	-	-

Derivative Instruments Not Designated As Hedging Instruments Gain Loss Net [Text Block]
Movement on bonds
	2011	2010	2009
	$	$	$
Fair value (gain)/loss on mandatory convertible bonds (See Note 18)	(113)	83	-

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Purchases (By)/From Amounts Owed To/(By)Equity Accounted Joint Ventures And Associates [Text Block]
	December 31, 2011		December 31, 2010		December 31, 2009
	Purchases (by)/from related party	Amounts owed to/(by) related party	Purchases (by)/from related party	Amounts owed to/(by) related party	Purchases (by)/from related party
(in millions)	$	$	$	$	$
Purchases of goods and services (by)/from equity accounted joint ventures and associates
Margaret Water Company	6	-	3	-	1
Societe d'Exploitation des Mines d'Or de Sadiola S.A.	(12)	(2)	(8)	(2)	(10)
Societe d'Exploitation des Mines d'Or de Yatela S.A.	(2)	(1)	(3)	-	(3)
Societe des Mines de Morila S.A.	(4)	-	(8)	(1)	(6)
Trans-Siberian Gold plc	-	-	1	-	-
	(12)	(3)	(15)	(3)	(18)

Loans Due By Equity Accounted Joint Ventures And Associates [Text Block]
	Amounts due by joint venture and associate related parties arising from purchases of goods and services are unsecured and non-interest bearing. See Note 10.

	As at December 31, 2011 and 2010, there are no outstanding balances arising from purchases of goods and services owed to related parties.

	Loans due by equity accounted joint ventures and associates included in Other long-term assets

		2011	2010
		$	$
	Oro Group (Proprietary) Limited (1)	1	2
	AuruMar (Proprietary) Limited (joint venture) (2)	5	5
	Orpheo (Proprietary) Limited (3)	-	1
	Trans-Siberian Gold plc (4)	3	-
	Thani Ashanti Alliance Limited (joint venture) (5)	20	-

(1)	The loan bears interest at a rate determined by the Oro Group (Proprietary) Limited’s board of directors and is repayable at their discretion.
(2)	The loan is unsecured, interest free and there are no fixed terms of repayment.
(3)	The loan was written off during 2011. The write-off is included in equity income in associates.
(4)	The loan is unsecured, bears interest at 8 percent per annum and is repayable in April 2012.
(5)	The loan bears interest at a margin of 0.95 percent over the Johannesburg Interbank Agreed Rate ("JIBAR") and is repayable in December 2012.

	There are no allowances for credit losses relating to the loans described above. Credit quality of loans is monitored on an ongoing basis.

	As at December 31, 2011 and 2010, there are no outstanding balances arising from loans owed to related parties.

Income Tax (Tables)	12 Months Ended
Dec. 31, 2011
Components Of Income Tax Expense Benefit Continuing Operations [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]

		2011	2010	2009
		$	$	$
Income/(loss) from continuing operations before income tax and equity income in associates was derived from the following jurisdictions:
	South Africa	813	203	(340)
	Continental Africa	745	391	(249)
	Australasia	(25)	(149)	(147)
	Americas	690	282	(19)
	Other, including Corporate and Non-gold producing subsidiaries(1)	(102)	(346)	(143)
		2,121	381	(898)
(1)	The decrease in the loss is mainly due to fair value movements on the mandatory convertible and rated bonds.

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

(Charge)/benefit for income taxes attributable to continuing operations is as follows:

Current:
	South Africa(1)	(128)	106	(36)
	Continental Africa(2)	(146)	(81)	(38)
	Australasia(3)	-	(36)	(34)
	Americas(4)	(124)	(106)	(54)
	Other	(8)	-	(4)
Total current		(406)	(117)	(166)

(1)	The increase in the tax charge in 2011 is mainly due to higher income and non-hedge derivative losses having been fully utilized during the current year. The tax benefit in 2010 is mainly related to tax benefits on losses relating to the early hedge settlement and tax benefits relating to prior years.

(2)	The increase in the tax charge in 2011 is mainly due to net operating losses at Geita having been fully utilized during the current year. The increase in the tax charge in 2010 is mainly related to higher earnings at Siguiri and Iduapriem from an improved gold price as well as lower capital expenditure.

(3)	The lower tax charge in 2011 is due to lower earnings resulting from flooding and the ramp failure which severely affected all aspects of the operation at Sunrise Dam during 2011. The increase in the tax charge in 2010 is due to higher taxable earnings from an improved gold price.

(4)	The increase in the tax charge in 2011 mainly relates to higher earnings in line with the improved gold price.

Mining tax on mining income in South Africa is determined according to a formula which adjusts the tax rate in accordance with the ratio of profit to revenue from operations. This formula also allows an initial portion of mining income to be free of tax. Non-mining income is taxed at a standard rate.

Deferred:
South Africa(1)	(212)	(119)	141
Continental Africa(2)	(93)	(19)	27
Australasia(3)	4	(1)	49
Americas	2	(1)	(18)
Other	-	2	-
Total deferred	(299)	(138)	199

Total income and mining tax (expense)/benefit	(705)	(255)	33

(1) The increase in the tax charge in 2011 is mainly due to the reversal of deferred tax credits on losses utilized. The increase in the tax charge in 2010 related mainly to the reversal of deferred tax on unrealized non-hedge derivative losses. Deferred tax credits in 2009 are mainly from unrealized non-hedge derivative losses arising from an improved gold price and the remaining NPSE contracts being re-designated as non-hedge derivatives and recorded on the balance sheet, following the hedge buy-back in July 2009.

(2) The increase in the tax charge in 2011 is mainly due to the reversal of deferred tax credits from the utilization of tax losses at Geita. The increase in the tax in 2010 charge is mainly due to the tax benefits at Geita in 2009 not recurring in 2010.

(3) The deferred tax benefit in 2009 relates to the reversal of timing differences on the sale of Boddington Gold Mine.

Estimated deferred taxation rates in South Africa reflect the future anticipated taxation rates at the time temporary differences reverse.

During 2011, 2010 and 2009, deferred taxation in South Africa was provided at the future anticipated taxation rates ranging as follows:

	2011	2010	2009
Maximum anticipated deferred taxation rate	39%	38%	39%
Minimum anticipated deferred taxation rate	36%	35%	36%

Deferred Taxation Rate Change Effect [Text Block]
The effect of the change in estimated deferred taxation rate in South Africa on the results for 2011, 2010 and 2009 were as follows:

	Year ended December 31
	2011			2010			2009
	Impact	Per basic and diluted common share	(a)(b)	Impact	Per basic and diluted common share	(a)(b)	Impact	Per basic and diluted common share	(a)(b)
	$	cents		$	cents		$	cents
Net (expense)/benefit	(11)	(3)		8	2		21	6

(a)							Per basic and diluted ordinary and E ordinary shares.
(b)							The calculation of diluted earnings per common share did not assume the effect of the following number of shares as their effects are anti-dilutive.

					2011		2010	2009
Issuable upon the exercise of convertible bonds					-		33,524,615	15,384,615
Issuable upon the exercise of stock incentive options					-		-	1,234,858

Summary Of Tax Credit Carryforwards [Text Block]

Unutilized tax losses
Unutilized tax losses as at December 31, 2011, 2010 and 2009 amounted to:
	2011	2010	2009
	$	$	$

Unutilized tax losses (1)	321	1,200	1,032

(1) Decrease in unutilized operating loss carryforwards over 2010 are due to utilization of losses in South Africa, Geita and the Americas.

Unutilized operating loss carryforwards remaining to be used against future profits can be split into the following periods:
	Within one year	71
[1]	Within one and two years	65
	Within two and five years	23
	In excess of five years	162
		321

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

Reconciliation between corporate income tax and statutory income tax is as follows:
	2011	2010	2009
	$	$	$
Corporate income tax at statutory rates	(742)	(133)	314
Formula variation in mining taxation rate	(7)	-	21
Disallowable items(1)	(36)	(107)	(303)
Reversal of valuation allowances	41	24	11
Effect of income tax rates of other countries	50	(46)	(38)
Impact of change in estimated deferred taxation rate	(11)	8	21
Other	-	(1)	7

Total income and mining tax (expense)/benefit	(705)	(255)	33

(1) Disallowable items includes the impact of hedge losses in non-taxable jurisdictions and share expense costs. In 2009, the losses on the hedge settlements were mainly in non-tax effective entities.

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred taxation liabilities and assets on the balance sheet as at December 31, 2011 and 2010, relate to the following:

	2011 $	2010 $

Deferred tax liabilities:
Depreciation, depletion and amortization	1,611	1,555
Product inventory not taxed	24	15
Derivatives	8	1
Other	5	34
Total	1,648	1,605
Deferred tax assets:
Provisions, including rehabilitation accruals	(389)	(363)
Derivatives	(1)	(1)
Other	(28)	(5)
Tax loss carry forwards	(69)	(364)
Total	(487)	(733)
Less: Valuation allowances	7	125
Total	(480)	(608)

Disclosed as follows:
Long-term portion deferred taxation assets	14	1
Short-term portion deferred taxation assets	75	214

Long-term portion deferred taxation liabilities	1,242	1,200
Short-term portion classified as other current liabilities. See Note 17.	15	12

The classification of deferred taxation assets is based on the related asset or liability creating the deferred taxation. Deferred taxes not related to a specific asset or liability are classified based on the estimated period of reversal. As at December 31, the Company's losses in South Africa, on which deferred tax had been provided at the anticipated tax rate to be utilized are noted as follows:

	2011	2010
South Africa
Losses ($ millions)	3	508

Deferred tax at the anticipated tax rate to be utilized (percent)	37	33

Unremitted Earnings In Foreign Investment [Text Block]
Unremitted earnings of foreign subsidiaries and foreign incorporated joint ventures

Dividends from incorporated joint ventures may be remitted to the Company without being subject to income or withholding taxes. No provision is made for the income tax effect that may arise on the remittance of unremitted earnings by certain foreign subsidiaries. It is management’s intention that these earnings will be permanently re-invested into future capital expansion projects, maintenance capital and ongoing working capital funding requirements. In the event that the Company repatriated these earnings, income taxes and withholding taxes may be incurred. The determination of such taxes is subject to various complex calculations and accordingly, the Company has determined that it is impractical to estimate the amount of the deferred tax liability on such unremitted earnings. The amounts of these unremitted earnings are as follows:

	2011	2010
	$	$
Unremitted earnings as at December 31	1,812	1,221

Summary Of Valuation Allowance [Text Block]
Analysis of valuation allowances

The movement in valuation allowances for the three years in the period ended December 31, is summarized as follows:

	Balance at beginning of period $	Movement $	Balance at end of period $
Year ended December 31, 2011
- Valuation allowance	125	(118)	7
Year ended December 31, 2010
- Valuation allowance	194	(69)	125
Year ended December 31, 2009
- Valuation allowance	226	(32)	194

Summary Of Income Tax Contingencies [Text Block]
Uncertain tax positions

A reconciliation of the beginning and ending amount of unrecognized tax benefits, is as follows:

		2011	2010
		$	$

Balance at January 1,		52	149
Additions for tax positions of prior years		38	8
Reductions for tax position of prior years		(3)	(113)
Translation		(9)	8
Balance at December 31,		78	52

Unrecognized tax benefits are summarized as follows:

Recognized as a reduction of deferred tax assets		29	-
Recognized in other non-current liabilities (See Note 17) (1)		49	52
Balance at December 31,		78	52

(1)	Unrecognized tax benefits which, if recognized, would affect the Company's effective tax rate.

The Company’s continuing practice is to recognize interest and penalties related to unrecognized tax benefits as part of its income tax expense. For the years ended and as at December 31, interest recognized and interest accrued amounted to:

	2011	2010	2009
	$	$	$

Interest recognized	5	2	9
Interest accrued as at December 31	12	8	53

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]
	2011	2010	2009
	$	$	$
The following table sets forth the computation of basic and diluted income/(loss) per share (in millions, except per share data):

Ordinary shares undistributed income/(loss)	1,289	45	(865)
E Ordinary shares undistributed income/(loss)	5	-	(5)
Total undistributed income/(loss)	1,294	45	(870)

Ordinary shares distributed income	131	67	45
E Ordinary shares distributed income	-	-	-
Total distributed income	131	67	45

Numerator - Net income/(loss)

Attributable to Ordinary shares	1,420	112	(820)
Attributable to E Ordinary shares	5	-	(5)
Total attributable to AngloGold Ashanti	1,425	112	(825)

In calculating diluted income/(loss) per ordinary share, the following were taken into consideration:

Income/(loss) attributable to equity shareholders	1,420	112	(820)
Interest expense on convertible bonds	72	-	-
Amortization of issue cost and discount on convertible bonds	31	-	-
Fair value adjustment on convertible bonds included in income	(197)	-	-
Income/(loss) used in calculation of diluted earnings per ordinary share	1,326	112	(820)

Schedule of Weighted Average Number of Shares [Table Text Block]
Denominator for basic income/(loss) per ordinary share
Ordinary shares	381,621,687	367,664,700	356,563,773
Fully vested options(1)	1,389,122	1,023,459	791,353
Weighted average number of ordinary shares	383,010,809	368,688,159	357,355,126

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
Effect of dilutive potential ordinary shares
Dilutive potential of stock incentive options(2)	1,572,015	1,569,606	-
Dilutive potential of convertible bonds(3)	33,524,615	-	-
Dilutive potential of E Ordinary shares(4)	-	-	-

Denominator for diluted income/(loss) per share – adjusted weighted average number of ordinary shares and assumed conversions	418,107,439	370,257,765	357,355,126

Weighted average number of E Ordinary shares used in calculation of basic and diluted income/(loss) per E Ordinary share	2,950,804	3,182,662	3,873,169

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Income/(loss) per share attributable to AngloGold Ashanti common stockholders (cents)

	Net income/(loss) per share
	Ordinary shares(5)	371	30	(230)
	E Ordinary shares	185	15	(115)
	Ordinary shares – diluted	317	30	(230)
	E Ordinary shares – diluted	171	15	(115)

(1)	Compensation awards are included in the calculation of basic income/(loss) per common share from when the necessary conditions have been met, and it is virtually certain that shares will be issued as a result of employees exercising their options.

	The calculation of diluted income/(loss) per common share did not assume the effect of the following number of shares as their effects are anti-dilutive:

(2)	Issuable upon the exercise of stock incentive options			1,234,858
(3)	Issuable upon the exercise of convertible bonds		33,524,615	15,384,615
(4)	Issuable upon the conversion of E Ordinary shares	343,716	-
	The calculation of diluted loss per common share for 2009 did not assume the effect of conversion of E Ordinary shares as the Company recorded a loss from continuing operations during this period.

(5)	The mandatory convertible bonds issued during 2010 are not included in basic income/(loss) per common share as they contain features that could result in their settlement in cash and therefore do not meet the definition of an equity instrument.

Inventories (Tables)	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	2011	2010
	$	$

Short-term:

Metals in process	189	184
Gold on hand (doré/bullion)	94	77
Ore stockpiles	454	324
Uranium oxide and sulfuric acid	24	43
Supplies	296	255
	1,057	883
Less: Materials on the leach pad(1)	(98)	(91)
	959	792
(1) Short-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

Schedule of Inventory, Noncurrent [Table Text Block]
Long-term:

Metals in process		393	331
Ore stockpiles		31	27
		424	358
Less: Materials on the leach pad(1)		(393)	(331)
		31	27
(1)	Long-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

The aggregate write-down of inventory to reduce the carrying value to net realizable value for the years ended December 31 were as follows:

	2011	2010	2009
	$	$	$

Inventory write-downs (included in production costs)	4	21	48

Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2011
Property Plant And Equipment Net By Type [Abstract]
Property Plant And Equipment [Text Block]

	2011	2010
	$	$

Mine development	6,652	6,590
Buildings and mine infrastructure	3,613	3,263
Mineral rights and other	1,023	1,045
Assets under construction	522	502
Land	41	37
	11,851	11,437
Accumulated depreciation, depletion and amortization	(5,728)	(5,511)
Net book value December 31,	6,123	5,926

Net book value of mining assets encumbered by capital leases (See Note 18)	67	48

Goodwill and Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule Of Goodwill Text Block

Goodwill
The carrying amount of goodwill by reporting unit as of December 31, 2011 and 2010 and changes in the carrying amount of goodwill are summarized as follows:

	Americas	Australasia	Continental Africa	Total
	$	$	$	$

Balance at January 1, 2010	18	133	11	162
Translation	-	18	-	18
Balance at December 31, 2010	18	151	11	180
Translation	-	2	-	2
Balance at December 31, 2011	18	153	11	182

Net carrying amount of goodwill as at December 31, 2011 and 2010 is reconciled as follows:

- Gross carrying amount	18	153	310	481
- Accumulated impairment losses	-	-	(299)	(299)
Net carrying amount as at December 31, 2011	18	153	11	182

- Gross carrying amount	18	151	310	479
- Accumulated impairment losses	-	-	(299)	(299)
Net carrying amount as at December 31, 2010	18	151	11	180

Schedule of Finite-Lived Intangible Assets by Major Class [Table Text Block]

Other intangibles, net
	Royalty rate concession agreement (1)	Software and licences	Total
	$	$	$

Gross carrying value at January 1, 2010	30	-	30
Accumulated amortization	(13)	-	(13)
Balance at December 31, 2010	17	-	17

Gross carrying value at January 1, 2011	30	-	30
Additions	-	16	16
Accumulated amortization	(15)	-	(15)
Balance at December 31, 2011	15	16	31

(1) The government of Ghana agreed to a concession on royalty payments at a fixed rate of 3 percent per year for a period of fifteen years from 2004.

The royalty rate concession and software and licences are amortized on a straight line basis with nil residual value. The amortization expense included in the consolidated statements of income were as follows:

	2011	2010	2009
	$	$	$

Royalty rate concession amortization expense	2	2	2
Software and licences amortization expense (2)	-	-	-

(2) No amortization expense was recorded for purchased software and licences in 2011 as these have not been brought into use.

Based on carrying value at December 31, 2011, the estimated aggregate amortization expense for each of the next five years is as follows:

	Royalty rate concession agreement	Software and licences
	$	$

2012	2	-
2013	2	3
2014	2	5
2015	2	5
2016	2	3

Other Long-Term Assets (Tables)	12 Months Ended
Dec. 31, 2011
Other Assets Noncurrent [Abstract]
Summary Investment Holdings [Text Block]
	2011	2010
	$	$

Investments in associates - unlisted	5	7
Investments in associates - listed	15	3
Investments in equity accounted joint ventures	671	601
Carrying value of equity method investments	691	611

Investment in marketable equity securities – available for sale	82	124
Investment in marketable debt securities – held to maturity	8	13
Investment in non-marketable assets – held to maturity	2	2
Cost method investment	9	9
Investment in non-marketable debt securities – held to maturity	85	89
Restricted cash	23	33
Other non-current assets	101	192
	1,001	1,073

Investments In And Advances To Affiliates [Text Block]

	Investments in associates
			December 31,	December 31,
			2011	2010
			percentage held	percentage held
	Unlisted
	South Africa
	Oro Group (Proprietary) Limited(1)		25.00	25.00
	Margaret Water Company		33.33	33.33
	Orpheo (Proprietary) Limited(2)		-	50.00

	Listed
	Other
	Trans-Siberian Gold plc(1)(3)		30.90	30.70
	Mariana Resources Limited(1)(4)(5)		19.86	-

		2011	2010	2009
		$	$	$

(1)	Results are included for the twelve months ended September 30, 2011, adjusted for material transactions.
(2)	Investment disposed of during 2011.
(3)	Market value of the Company's investment in Trans-Siberian Gold plc as at December 31	35	33	12
(4)	Market value of the Company's investment in Mariana Resources Limited as at December 31	7	-	-
(5)	The Company acquired its stake in Mariana Resources Limited for $8 million during December 2011 and accounts for it using the equity method as it has the right to representation on the Mariana Resources Limited board of directors and is therefore considered to have significant influence in the company.

Equity Method Investments [Text Block]

	Investments in equity accounted joint ventures
	The Company holds the following interests in incorporated mining joint ventures, of which the significant financial operating policies are, by contractual arrangement, jointly controlled:
		December 31,	December 31,
		2011	2010
		percentage held	percentage held
	South Africa
	AuruMar (Proprietary) Limited	50.00	50.00
	Continental Africa
	Société d'Exploitation des Mines d'Or de Sadiola S.A.	41.00	41.00
	Société des Mines de Morila S.A.	40.00	40.00
	Société d'Exploitation des Mines d'Or de Yatela S.A.	40.00	40.00
	Kibali Goldmines s.p.r.l.	45.00	45.00
	Other
	AGA-Polymetal Strategic Alliance(1)	50.00	50.00
	Thani Ashanti Alliance Limited	50.00	50.00

(1)	Results are included for the twelve months ended September 30, 2011, adjusted for material transactions. The AGA-Polymetal Strategic Alliance consists of the AGA-Polymetal Strategic Alliance Management Company Holdings Limited, Amikan Holding Limited ("Amikan"), AS APK Holdings Limited, Imizoloto Holdings Limited and Yeniseiskaya Holdings Limited. The investment was sold subsequent to year end. See Note 29.

	Impairments of associates and equity accounted joint ventures(1)

	The Company recognized the following impairments which are included in equity income in associates:

		Year ended December 31,
		2011	2010	2009
		$	$	$

	Associates
	Mariana Resources Limited(2)	1	-	-
	Margaret Water Company(3)	1	1	-
	Orpheo (Proprietary) Limited(4)	2	-	-

	Equity accounted joint ventures
	Société d'Exploitation des Mines d'Or de Yatela S.A.(4)	6	-	-
	AGA-Polymetal Strategic Alliance(5)	-	23	9
		10	24	9

(1)	The impairments recognized had no tax effects.
(2)	The carrying amount of the listed associate was written down to fair value.
(3)	Contributions to the investment during both 2011 and 2010 were impaired in full.
(4)	Investments fully impaired.
(5)	Effective December 2, 2009, AngloGold Ashanti Holdings plc, a wholly owned subsidiary, entered into a memorandum of understanding with Polyholding Limited relating to the disposal of Amikan. Completion was expected to occur on or before April 30, 2010, but agreement could not be reached and the transaction was subsequently cancelled. The Company recognized an impairment of $9 million relating to Amikan in 2009 to reduce the carrying amount of the investment to fair value. During 2010, the Company fully impaired its investment in the AGA-Polymetal Strategic Alliance.

Available For Sale Securities [Text Block]

	2011	2010
	$	$

Investment in marketable equity securities – available for sale
Available for sale investments in marketable equity securities consists of investments in ordinary shares.

Cost	51	35
Gross unrealized gains	34	89
Gross unrealized losses	(3)	-
Fair value (net carrying value)	82	124

Other-than-temporary impairments and disposals of marketable equity securities – available for sale

	Year ended December 31,
	2011	2010	2009
	$	$	$

Other-than-temporary impairments

First Uranium Corporation (South Africa)	19	-	-
Village Main Reef Limited (South Africa)	2	-	-
Corvus Gold Incorporated (United States of America)	-	2	-
B2Gold Corporation (Colombia)	-	-	12
	21	2	12

The impairments recognized resulted in a transfer of fair value adjustments previously included in accumulated other comprehensive income to the income statement (See Note 5).

Disposals of marketable equity securities

The Company's disposals of marketable equity securities resulted in the following reclassification of losses/(gains) of fair value adjustments to the income statement:

Equity investments held by the Environmental Rehabilitation Trust Fund (net of tax of $nil million)	1	-	-
B2Gold Corporation (net of tax of $nil million)	-	(47)	-
Red5 Limited (net of tax of $2 million)	-	(4)	-
	1	(51)	-

Schedule of Unrealized Loss on Investments [Table Text Block]

In addition, the Company holds various equities as strategic investments in gold exploration companies. Five of the strategic investments are in an unrealized loss position and the Company has the intent and ability to hold these investments until the losses are recovered.

The following tables present the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by length of time that the individual securities have been in a continuous unrealized loss position:

	Less than 12 months	More than 12 months	Total
	$	$	$
2011
Aggregate fair value of investments with unrealized losses	8	-	8
Aggregate unrealized losses	(3)	-	(3)

2010
Aggregate fair value of investments with unrealized losses	4	-	4
Aggregate unrealized losses	-	-	-

Equity Method Investment Summarized Financial Information [Text Block]
Equity accounted joint ventures
Summarized financial statements of the joint ventures which have been equity accounted are as follows (100 percent shown):

	2011	2010	2009
	$	$	$
Statements of income for the period
Sales and other income	966	823	880
Costs and expenses	(679)	(528)	(508)
Taxation	(120)	(126)	(120)
Net income	167	169	252

Balance sheets as at December 31,
Non-current assets	1,337	1,205
Current assets	675	550
	2,012	1,755
Long-term liabilities	(64)	(126)
Loans from shareholders	(53)	(4)
Current liabilities	(473)	(260)
Net assets	1,422	1,365

Assets and Liabilities Held for Sale (Tables)	12 Months Ended
Dec. 31, 2011
Assets And Liabilities Held For Sale Current [Abstract]
Schedule of Other Assets and Other Liabilities [Table Text Block]

As at December 31, 2011 and 2010 the carrying amounts of major classes of assets and liabilities classified as held for sale included:

Cash and cash equivalents	-	11
Trade and other receivables	-	2
Inventories	-	1
Property, plant and equipment	1	2
Trade and other payables	-	(3)
Net assets	1	13

Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Other Liabilities [Abstract]
Other Liabilities Current [Text Block]
Current

Deferred income	6	10
Deferred taxation. See Note 7.	15	12
Pension and other post-retirement medical benefits. See Note 25.	12	14
Accrual for power	27	42
Other (including accrued liabilities)	60	75
	120	153

Other Liabilities Noncurrent [Text Block]
Non-current

Deferred income	3	7
Provision for uncertain tax positions. See Note 7.	49	52
Other creditors	11	10
	63	69

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt Tables [Abstract]
Schedule Of Unsecured Debt Instruments [Table Text Block]
	2011	2010
	$	$

Unsecured

Debt carried at fair value

Mandatory convertible bonds - issued September 2010(1)	760	874
Quarterly coupon of 6 percent per annum. The bonds are convertible into ADS's in September 2013 and are US dollar-based. The bonds are convertible into a variable number of shares as set forth in the indenture.

Accrued interest included in short-term debt at fair value	(2)	(2)
Long-term debt at fair value	758	872

Debt carried at amortized cost

Rated bonds - issued April 2010(2)	1,006	1,006
The rated bonds have two components, $700 million 10-year bonds and $300 million 30-year bonds. Semi-annual coupons of 5.375 percent per annum on $700 million 10-year bonds and 6.5 percent per annum on $300 million 30-year bonds. The $700 million 10-year bonds are repayable in April 2020 and the $300 million 30-year bonds are repayable in April 2040. The bonds are US dollar-based.

Syndicated revolving credit facility ($1.0 billion)(3)	-	50
Interest charged at LIBOR plus 1.75 percent per annum. The loan is repayable in April 2014 and is US dollar-based.

3.5 % Convertible bonds(4)	659	633
Semi-annual coupon of 3.5 percent per annum. The bonds are convertible, at the holders’ option, into ADSs up to May 2014 and are US dollar-based. The bonds are convertible at an initial conversion price of $47.6126 per ADS.

FirstRand Bank Limited loan facility (R1.5 billion)	-	107
Interest charged at JIBAR plus 0.95 percent per annum. Loan was repaid in February 2011 and was ZAR-based.

Grupo Santander Londres	-	4
Interest charged at LIBOR plus 1.45 percent per annum. Loan was repaid September 2011 and was US dollar-based.

Grupo Santander Brasil	2	4
Interest charged at 8.11 percent per annum. Loans are repayable in monthly installments terminating in November 2013 and April 2014 and are Brazilian real-based.

Brazilian Economic and Social Development Bank	1	1
Interest charged at a rate of 2.3 percent plus delta exchange rate on individual installments per annum. Loans are repayable in monthly installments terminating in April 2014 and are Brazilian real-based.

Banco de Desenvolvimento de Minas Gerais	1	-
Interest charged at a rate of 4.5 percent per annum. Loans are repayable in monthly installments terminating in June 2020 and are Brazilian real-based.

Schedule Of Secured Debt Instruments [Table Text Block]
	2011	2010
	$	$

Secured
Capital leases
Turbine Square Two (Proprietary) Limited(5)	33	39
The leases are capitalized at an implied interest rate of 9.8 percent per annum. Lease payments are due in monthly installments terminating in March 2022 and are ZAR-based. The buildings financed are used as security for these loans. See Note 12.

Caterpillar Financial Services Corporation(5)	10	13
Interest charged at an average rate of 5.46 percent per annum. Loans are repayable in monthly installments terminating in January 2015 and are US dollar-based. The equipment financed is used as security for these loans. See Note 12.

Mazuma Capital Corporation(5)	2	4
Interest charged at an average rate of 5.6 percent per annum. Loans are repayable in monthly installments terminating in November 2012 and are US dollar-based. The equipment financed is used as security for these loans. See Note 12.

CSI Latina Arrendamento Mercantil S.A.(5)	2	2
Interest charged at a rate of 3.4 percent per annum. Loans are repayable in monthly installments terminating in March 2014 and are Brazilian real-based. The equipment financed is used as security for these loans. See Note 12.

Navachab Lewcor Mining Contract(5)	29	-
Interest charged at a rate of 8.4 percent per annum. Loans are repayable in April 2015 and are Namibian dollar-based. The equipment financed is used as security for these loans. See Note 12.

Total debt at amortized cost	1,745	1,863
Current maturities included in short-term debt	(30)	(133)
Long-term debt at amortized cost	1,715	1,730

Certain long-term debt facilities are subject to debt covenant arrangements for which no breaches have occurred.

Schedule of Maturities of Long-term Debt [Table Text Block]

Scheduled minimum total debt maturities are:
2012	32
2013	773
2014	673
2015	4
2016	2
Thereafter	1,021
2,505

Schedule Of Debt Instruments Currencies [Table Text Block]
The currencies in which the borrowings are denominated are as follows:
United States dollars	2,437	2,585
South African rands	33	146
Brazilian real	6	6
Namibian dollars	29	-
	2,505	2,737

Schedule Of Undrawn Debt Instruments [Table Text Block]
	2011	2010
	$	$

Undrawn borrowing facilities as at December 31 are as follows:
Syndicated revolving credit facility ($1.0 billion) - US dollar	1,000	950
Syndicated revolving credit facility (A$600 million) - Australian dollar	617	-
FirstRand Bank Limited - US dollar	50	50
Absa Bank Limited - US dollar	42	42
Nedbank Limited - US dollar	2	-
FirstRand Bank Limited - rands	14	139
Standard Bank of South Africa Limited - rands	23	28
Nedbank Limited - rands	13	18
Absa Bank Limited - rands	4	5
	1,765	1,232

Schedule Of Rated Bonds Debt [Table Text Block]

		2011	2010
		$	$

(2)	Rated bonds
	Senior unsecured fixed rate bonds	1,000	1,000
	Less: Unamortized discount	(6)	(6)
	Add: Accrued interest	12	12
		1,006	1,006

	On April 22, 2010, the Company announced the pricing of an offering of 10-year and 30-year notes. The offering closed on April 28, 2010. The notes were issued by AngloGold Ashanti Holdings plc, a wholly-owned subsidiary of AngloGold Ashanti Limited, and are fully and unconditionally guaranteed by AngloGold Ashanti Limited. The notes are unsecured and interest is payable semi-annually.

Schedule Of Line Of Credit Facilities [Table Text Block]
(3)	Syndicated revolving credit facility ($1.0 billion)
	Drawn down	-	50
	Add: Accrued interest	-	-
		-	50

	On April 20, 2010, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc., each a wholly-owned subsidiary of AngloGold Ashanti Limited, as borrowers, and AngloGold Ashanti Limited entered into a $1.0 billion four year revolving credit facility with a syndicate of lenders to replace the existing $1.15 billion syndicated facility. AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc. each guaranteed the obligations of the borrowers and other guarantors under the facility. Amounts may be repaid and reborrowed under the facility during its four year term. During the year ended December 31, 2011, the Company drew down $100 million and repaid $150 million under this facility. A commitment fee of 0.70 percent is payable quarterly in arrears on the undrawn portion of the facility.

Syndicated revolving credit facility (A$600 million)

On December 22, 2011, AngloGold Ashanti Australia Limited entered into a four year revolving credit facility of A$600 million with a syndication of banks. Interest is charged at BSSY plus 2 percent per annum. AngloGold Ashanti Limited together with AngloGold Ashanti Holdings plc has each guaranteed all payments and other obligations of AngloGold Ashanti Australia Limited under the facility. Amounts may be repaid and reborrowed under the facility during its four year term. No draw down was made during 2011 under the facility. A committment fee of 50 percent of the applicable margin is payable quarterly in arrears on the undrawn portion of the facility.

Schedule Of Convertible Debt [Table Text Block]

		2011	2010
		$	$

(4)	3.5% Convertible bonds
	Senior unsecured fixed rate bonds	656	630
	Add: Accrued interest	3	3
		659	633

	The issue of convertible bonds in the aggregate principal amount of $732.5 million at an interest rate of 3.5 percent was concluded on May 22, 2009. These bonds are convertible into ADSs at an initial conversion price of $47.6126. The conversion price is subject to standard weighted average anti-dilution protection. The convertible bonds were issued by AngloGold Ashanti Holdings Finance plc, a finance company wholly-owned by AngloGold Ashanti Limited. AngloGold Ashanti Limited has fully and unconditionally guaranteed the convertible bonds issued by AngloGold Ashanti Holdings Finance plc. There are no significant restrictions on the ability of AngloGold Ashanti Limited to obtain funds from its subsidiaries by dividend or loan.

	The convertible bonds mature on May 22, 2014. However, at any time on or after June 12, 2012 the Company has the right, but not the obligation, to redeem all (but not part) of the convertible bonds at their principal amount together with accrued interest if the volume weighted average price of the ADSs that would be delivered by the Company on the conversion of a convertible bond of a principal amount of $100,000 exceeds $130,000 on each of at least 20 consecutive dealing days ending not earlier than five days prior to the date that the Company gives notice of the redemption.

	Upon the occurrence of a change of control of the Company, each convertible bond holder will have the right to require the Company to redeem its convertible bonds at their principal amount plus accrued interest thereon. If the convertible bond holder elects to convert its convertible bonds in connection with such change of control, the Company will pay a “make whole” premium to such convertible bond holder in connection with such conversion. The conversion price is subject to adjustment on occurrence of certain events, as described in the terms and conditions of the bonds.

	The Company is separately accounting for the conversion features of the convertible bonds at fair value as a derivative liability with subsequent changes in fair value recorded in earnings each period. The total fair value of the derivative liability on May 22, 2009 (date of issue) amounted to $142.2 million. The difference between the initial carrying value and the stated value of the convertible bonds is being accreted to interest expense using the effective interest method over the 5 year term of the bonds.

	The associated derivative liability (which has been accounted for separately) are summarized as follows:

	Convertible bond derivative liability

	Balance at beginning of period	176	175
	Fair value movements on conversion features of convertible bonds	(84)	1
	Balance at end of period	92	176

Schedule of Capital Leased Asssets [Table Text Block]

(5)	Capital leases

	Capital leases are for specific periods, with terms of renewal but no purchase options. Renewals are at the discretion of the entity that holds the lease.

	Property, plant and equipment, allocated to Buildings and mine infrastructure, includes the following assets under capital leases:

		2011		2010
		Cost	Accumulated depreciation	Cost	Accumulated depreciation
		$	$	$	$

	Turbine Square Two (Proprietary) Limited	39	18	37	9
	Caterpillar Financial Services Corporation	16	5	15	2
	Mazuma Capital Corporation	7	3	8	2
	CSI Latina Arrendamento Mercantil S.A.	4	2	3	2
	Navachab Lewcor Mining Contract	31	2	-	-
		97	30	63	15

	Amortization charges relating to capital leases are included in Depreciation, depletion and amortization expense.

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
Future minimum lease payments under all the above capital leases together with the present value of minimum lease payments as of December 31, 2011 are:

2011
$

2012	20
2013	19
2014	19
2015	7
2016	5
Thereafter	35
Total minimum lease payments	105
Less interest	(29)
Present value of net minimum lease payments	76
Less current portion	(14)
Long-term capital lease obligation	62

Provision for Environmental Rehabilitation (Tables)	12 Months Ended
Dec. 31, 2011
Asset Retirement Obligations Noncurrent [Abstract]
Asset Retirement Obligations Noncurrent [Text Block]
While the ultimate amount of rehabilitation is uncertain, the Company has estimated that the total cost for mine rehabilitation and closure, on an undiscounted basis, will be $2,542 million which includes a total estimated liability of $57 million in respect of equity accounted joint ventures. AngloGold Ashanti USA has posted reclamation bonds with various federal and governmental agencies to cover environmental rehabilitation obligations. See Note 20.

The Company intends to finance the ultimate rehabilitation costs from the monies invested with the rehabilitation trust fund, the environmental protection bond as well as the proceeds on sale of assets and gold from plant clean-up at the time of mine closure.

Accrual For Environmental Loss Contingencies Gross [Text Block]
19.	PROVISION FOR ENVIRONMENTAL REHABILITATION

		2011	2010
		$	$

	Accrued environmental rehabilitation costs	653	530

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Commitments Disclosure [Text Block]

	2011	2010
	$	$

Capital expenditure commitments(1)
Contracts for capital expenditure	202	176
Authorized by the directors but not yet contracted for	1,128	988
	1,330	1,164
Allocated for:
Project expenditure
- within one year	832	433
- thereafter	46	107
	878	540
Stay in business expenditure
- within one year	421	404
- thereafter	31	220
	452	624

(1) Including commitments through contractual arrangements by equity accounted joint ventures amounting to:	14	12

Other contractual purchase obligations(2)
- within one year	334	398
- thereafter	129	140
	463	538
(2) Other purchase obligations represent contractual obligations for the purchase of mining contract services, power, supplies, consumables, inventories, explosives and activated carbon. Amounts exclude purchase obligations of equity accounted joint ventures.

Summary of contracted uranium sales as at December 31, 2011

The Company had the following uranium commitments:

Year	lbs (000)	Average contracted price ($/lbs)

2012	858	61.54

Commitments Contingencies and Guarantees [Text Block]

Contingencies and guarantees are summarized as follows for disclosure purposes. Amounts represent possible losses for loss contingencies, where an estimate can be made, and quantification of guarantees:

	2011	2010
	$	$

Contingent liabilities

Groundwater pollution (1)	-	-
Deep groundwater pollution - South Africa (2)	-	-
Sales tax on gold deliveries - Brazil (3)	88	89
Other tax disputes - Brazil (4)	38	34
Indirect taxes - Ghana (5)	12	11
Tax disputes - Tanzania (6)	-	-
Occupational Diseases in Mines and Works Act ("ODMWA") litigation (7)	-	-

Contingent assets

Royalty - Boddington Gold Mine (8)	-	-
Royalty - Tau Lekoa Gold Mine (9)	-	-

Financial guarantees

Oro Group surety (10)	12	15
AngloGold Ashanti USA reclamation bonds (11)	101	88
AngloGold Ashanti Australia environmental bonds (12)	30	28
AngloGold Ashanti environmental guarantees (13)	166	193
Guarantee provided for syndicated revolving credit facility (14)	-	50
Guarantee provided for rated bonds (15)	1,012	1,012
Guarantee provided for convertible bonds (16)	736	736
Guarantee provided for mandatory convertible bonds (17)	791	791
Guarantee provided for A$ syndicated revolving credit facility (18)	-	-

Hedging guarantees
Gold delivery guarantees (19)	-	-
Ashanti Treasury Services Limited ("ATS") hedging guarantees (20)	-	-
Geita Management Company Limited ("GMC") hedging guarantees (21)	-	-

	2,986	3,047

The Company assesses the credit quality of counterparts at least on a quarterly basis. As of December 31, 2011, the probability of non-performance is considered minimal.

Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Stockholders' Equity
Schedule Of Stock By Class [Text Block]
On May 15, 2009, shareholders approved the increase in the authorized common stock from 400,000,000 shares of common stock to 600,000,000 shares of common stock of 25 ZAR cents each.

No of shares

At the annual general meeting of shareholders held on May 11, 2011, shareholders approved, as a general authority, authorization to the board of directors to allot and issue, in their discretion, and for such purpose and on such terms as they may in their discretion determine, up to a maximum of 5 percent of the total number of common stock of 25 ZAR cents each in the issued share capital of the Company from time to time. Shareholders will be asked to renew this authority at the forthcoming annual general meeting to be held on May 10, 2012. At December 31, 2011, the number of shares of common stock placed under the control of the directors, amounted to:	19,112,117

The Company's redeemable preference shares, held within the group, consist of the following:
A redeemable preference shares issued	2,000,000
B redeemable preference shares issued	778,896

A and B redeemable preference shares issued which are held by a wholly-owned subsidiary Eastvaal Gold Holdings Limited, may not be transferred and are redeemable from the realization of the assets relating to the Moab Lease area after cessation of mining operations in the area. The shares carry the right to receive dividends equivalent to the profits (net of royalty, ongoing capital expenditure and taxation) from operations in the area. No further A and B redeemable preference shares will be issued.

	The issues of common stock and the cancellations of E shares of common stock resulted in the following year-on-year movements in share capital and premium:

		2011		2010		2009
		$	Number of shares	$	Number of shares	$	Number of shares

	Stock issued as part of equity offering completed on September 15, 2010	-	-	773	18,140,000	-	-
	Stock issued on the exercise of options/awards granted in terms of the share incentive scheme	33	889,593	26	823,411	25	1,131,916
	E shares cancelled and stock issued in accordance with the cancellation formula pertaining to the Employee Share Ownership Plan and Izingwe Holdings (1)	20	99,747	12	-	3	1,181
	E Shares of common stock cancelled - Izingwe Holdings	-	(70,000)	-	(280,000)	-	-
	Stock issued as part of equity offering, the funds of which were applied to initial 35 percent interest in the Kibali gold project	-	-	-	-	280	7,624,162

	Stock transferred from the Employee Share Ownership Plan to exiting employees pursuant to the rules of the scheme	7	156,958	10	230,921	7	189,787
		60	1,076,298	821	18,914,332	315	8,947,046

(1)	E Shares of common stock cancelled - Employee Share Ownership Plan		922,328		708,872		171,943

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Table Text Block]
Items measured at fair value on a non-recurring basis

					2011
					$
During 2011, the Company fully impaired and wrote-off certain assets in South Africa and Continental Africa. This resulted in a loss, which is included in earnings for the period, of:					17

See “Note 5 - Costs and expenses: Impairment of assets” for additional information.

In 2011, the Company fully impaired its equity method investments in Margaret Water Company, Orpheo (Proprietary) Limited and Société d’Exploitation des Mines d'Or de Yatela S.A. In addition, the Company impaired its listed associate Mariana Resources Limited, to fair value of $7 million. See Note 15. This resulted in a loss, which is included in equity income in associates, of:					10

The above items are summarized as follows:

	Fair value	Level 1	Level 2	Level 3	Total gain/(loss)
Description	$	$	$	$	$
Long-lived assets abandoned	-				(17)
Associates and equity accounted joint ventures	7	7			(10)
	7	7	-	-	(27)

Fair Value, Assets and Liabilities Measured on Recurring Basis [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
Items measured at fair value on a recurring basis

Description	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	1,112			1,112
Marketable equity securities	82			82
Mandatory convertible bonds	(760)			(760)
Embedded derivatives		(1)		(1)
Option component of convertible bonds		(92)		(92)

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Table Text Block]
The following inputs were used in the valuation of the conversion features of convertible bonds as at December 31:

2011

Market quoted bond price (percent)	111.50
Fair value of bond excluding conversion feature (percent)	98.90
Fair value of conversion feature (percent)	12.60
Total issued bond value ($ million)	732.5

The option component of the convertible bonds is calculated as the difference between the price of the bonds including the option component (bond price) and the price excluding the option component (bond floor price).

Financial Risk Management Activities (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Instrument Detail [Abstract]
Cash And Loans Advances Maturities Profile [Text Block]
Cash and loans advanced maturity profile

		2011				2010
Maturity date	Currency	Fixed rate investment amount (million)	Effective rate %	Floating rate investment amount (million)	Effective rate %	Fixed rate investment amount (million)	Effective rate %	Floating rate investment amount (million)	Effective rate %
All less than one year	USD	10	0.48	467	0.20	13	0.20	171	0.19
	ZAR	3,030	5.50	164	3.55	969	5.58	57	4.64
	AUD	81	4.65	23	4.45	42	4.45	25	4.44
	EUR	-	-	-	0.00	-	-	3	1.00
	CAD	-	-	-	0.00	-	-	2	0.20
	BRL	-	-	27	6.61	-	-	30	8.90
	ARS	-	-	1	10.23	-	-	2	9.00
	NAD	-	-	119	4.08	102	5.00	207	5.00

Borrowing Maturity Profile [Text Block]
Borrowings maturity profile

			Between		Between
	Within one year		one and two years		two and five years		After five years		Total
Currency	Borrowings amount (million)	Effective rate %	Borrowings amount (million)	Effective rate %	Borrowings amount (million)	Effective rate %	Borrowings amount (million)	Effective rate %	Borrowings amount (million)
	$22	5.4	761	6.0	660	3.5	994	5.7	2,437
ZAR	-	-	8	9.8	40	9.8	217	9.8	265
BRL	4	5.8	3	5.2	4	4.0	-	-	11
NAD	64	8.4	72	8.4	97	8.4	-	-	233

Interest Rate Risk [Text Block]
Interest rate risk

	Fixed for less than one year		Fixed for between one and three years		Fixed for greater than three years		Total
Currency	Borrowings amount (million)	Effective rate %	Borrowings amount (million)	Effective rate %	Borrowings amount (million)	Effective rate %	Borrowings amount (million)
	$22	5.4	1,420	4.8	995	5.7	2,437
ZAR	-	-	24	9.8	241	9.8	265
BRL	4	5.8	5	4.6	2	4.5	11
NAD	64	8.4	161	8.4	8	8.4	233

Fair Value By Balance Sheet Grouping [Text Block]

	December 31, 2011		December 31, 2010
	Carrying		Carrying
	amount	Fair value	amount	Fair value
	$	$	$	$
Cash and cash equivalents	1,112	1,112	575	575
Restricted cash	58	58	43	43
Short-term debt	(30)	(30)	(133)	(133)
Short-term debt at fair value	(2)	(2)	(2)	(2)
Long-term debt	(1,715)	(1,857)	(1,730)	(2,059)
Long-term debt at fair value	(758)	(758)	(872)	(872)
Derivatives	(93)	(93)	(175)	(175)
Marketable equity securities - available for sale	82	82	124	124
Marketable debt securities - held to maturity	8	11	13	14
Non-marketable assets - held to maturity	2	2	2	2
Non-marketable debt securities - held to maturity	85	85	89	89

Schedule Of Derivative Instruments In Statement Of Financial Position Fair Value [Text Block]

	December 31, 2011
	Assets
	Balance Sheet location	Non-hedge accounted	Total
		$	$
Warrants on shares	Current assets - derivatives	-	-
Total derivatives		-	-

	December 31, 2011
	Liabilities
	Balance Sheet location	Non-hedge accounted	Total
		$	$
Option component of convertible bonds	Non-current liabilities - derivatives	(92)	(92)
Embedded derivatives	Non-current liabilities - derivatives	(1)	(1)
Total derivatives		(93)	(93)

	December 31, 2010
	Assets
	Balance Sheet location	Non-hedge accounted	Total
		$	$
Warrants on shares	Current assets - derivatives	1	1
Total derivatives		1	1

	December 31, 2010
	Liabilities
	Balance Sheet location	Non-hedge accounted	Total
		$	$
Option component of convertible bonds	Non-current liabilities - derivatives	(176)	(176)
Total derivatives		(176)	(176)

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
	Non-hedge derivative (gain)/loss recognized

		Year ended December 31,
		2011	2010		2009

		$	$		$
	Realized (1)
	Forward sales type agreements - commodity	-	377		535
	Option contracts - commodity	-	2,573		144
	Forward sales agreements - currency	-	13		(107)
	Option contracts - currency	-	(3)		(12)
	Interest rate swaps - Gold	-	15		(16)
		-	2,975	(2)	544	(3)

	Unrealized (1)
	Forward sales type agreements - commodity	-	(265)		188
	Option contracts - commodity	-	(1,999)		648
	Forward sales agreements - currency	-	-		15
	Option contracts - currency	-	-		3
	Interest rate swaps - Gold	-	(13)		25
	Option component of convertible bonds	(84)	1		33
	Embedded derivatives	1	(1)		1
	Warrants on shares	-	5		(5)
		(83)	(2,272)		908

	Non-hedge derivatives (gain)/loss	(83)	703		1,452

(1)	Realized and unrealized gains and losses on non-hedge derivatives are included in "Non-hedge derivative (gain)/loss and movement on bonds" in the income statement.
(2)	Includes $2,698 million loss related to the final tranche of the accelerated hedge buy-back executed during 2010.
(3)	Includes $797 million loss related to the accelerated hedge buy-back in 2009.

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss) [Table Text Block]
Other comprehensive income

Year ended December 31, 2011

	Cash flow hedges, before taxation	Cash flow hedges removed from equity, before taxation		Hedge ineffectiveness, before taxation
	$		$		$
	Gain/(loss) recognized in accumulated other comprehensive income (effective portion)	Location of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Amount of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Location of (gain)/loss recognized in income (ineffective portion)	Amount of (gain)/loss recognized in income (ineffective portion)
Forward sales type agreements -				Non-hedge derivatives (gain)/
commodity	-	Product sales	-	loss and movement on bonds	-
	-		-		-

Other comprehensive income

	Year ended December 31, 2010

	Cash flow hedges, before taxation	Cash flow hedges removed from equity, before taxation		Hedge ineffectiveness, before taxation
	$		$		$
	Gain/(loss) recognized in accumulated other comprehensive income (effective portion)	Location of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Amount of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Location of (gain)/loss recognized in income (ineffective portion)	Amount of (gain)/loss recognized in income (ineffective portion)
Forward sales type agreements -				Non-hedge derivatives (gain)/
commodity	-	Product sales	52	loss and movement on bonds	-
	-		52		-

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Other comprehensive income

	Accumulated other comprehensive income as of January 1, 2011	Changes in fair value recognized in 2011	Reclassification adjustments	Accumulated other comprehensive income as of December 31, 2011
	$	$	$	$
Derivatives designated as
Capital expenditure	(3)	-	-	(3)
Before tax totals	(3)	-	-	(3)
After tax totals	(2)	-	-	(2)

	Accumulated other comprehensive income as of January 1, 2010	Changes in fair value recognized in 2010	Reclassification adjustments	Accumulated other comprehensive income as of December 31, 2010
	$	$	$	$
Derivatives designated as
Gold sales	(52)	-	52	-
Capital expenditure	(3)	-	-	(3)
Before tax totals	(55)	-	52	(3)
After tax totals	(22)	-	20	(2)

Maturity Profile of derivatives at carrying value
Maturity profile of derivatives, at carrying value

	Total $		2011 Assets $	Liabilities $
Amounts to mature within twelve months of balance sheet date	-		-	-
Amounts maturing between one and two years	-	1	-	-
Amounts maturing between two and five years	(92)		-	(92)
Amounts to mature thereafter	(1)		-	(1)
Total	(93)		-	(93)

	Total $	2010 Assets $	Liabilities $
Amounts to mature within twelve months of balance sheet date	1	1	-
Amounts maturing between one and two years	-	-	-
Amounts maturing between two and five years	(176)	-	(176)
Amounts to mature thereafter	-	-	-
Total	(175)	1	(176)

Schedule Of Sensitivity Analysis Of Fair Value Of Interests Continued To Be Held By Transferor Servicing Assets Or Servicing Liabilities [Text Block]

	2011
	Change in underlying factor (+)	Non-hedge accounted	Total change in fair value
		$	$
Convertible bonds
AngloGold Ashanti Limited share price ($)	Spot (+$3)	(23)	(23)

	2011
	Change in underlying factor (-)	Non-hedge accounted	Total change in fair value
		$	$
Convertible bonds
AngloGold Ashanti Limited share price ($)	Spot (-$3)	21	21

Foreign Exchange Risk [Text Block]

	2011
	Change in exchange rate	Change in borrowings total
		$
Debt
ZAR denominated (R/$)	Spot (+R1)	(4)
BRL denominated (BRL/$)	Spot (+BRL0.25)	(1)
NAD denominated (NAD/$)	Spot (+NAD1)	(3)

	2011
	Change in exchange rate	Change in borrowings total
		$
Debt
ZAR denominated (R/$)	Spot (-R1)	5
BRL denominated (BRL/$)	Spot (-BRL0.25)	1
NAD denominated (NAD/$)	Spot (-NAD1)	4

Provision for Pension and Other Post-Retirement Medical Benefits (Tables)	12 Months Ended
Dec. 31, 2011
Defined Benefit Pension Plans And Defined Benefit Postretirement Plans Disclosure [Abstract]
Schedule of Amounts Recognized in Balance Sheet [Table Text Block]

	2011	2010	2009
	$	$	$

AngloGold Ashanti Pension Fund liability/(asset)	23	-	(5)
Post-retirement medical scheme for AngloGold Ashanti South Africa employees	159	179	149
Other defined benefit plans	12	12	10
Sub total	194	191	154
Transferred to other non-current assets. See Note 15.
AngloGold Ashanti Pension Fund	-	-	5
Post-retirement medical scheme for Rand Refinery employees	2	3	2
Ashanti retired staff pension plan	1	-	-
Short-term portion transferred to other current liabilities. See Note 17.	(12)	(14)	(14)
Total provision classified as a non-current liability	185	180	147

Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Defined Contribution Funds [Text Block]
Defined contribution funds

The following table sets forth the cost of providing retirement benefits.

	2011	2010	2009
	$	$	$

Australia (Sunrise Dam, Tropicana and Other) (1)	5	4	4
Namibia (Navachab) (2)	2	1	1
Tanzania (Geita) (3)	-	-	-
United States of America (Cripple Creek & Victor) (4)	2	2	2
Argentina and Brazil (AngloGold Ashanti Córrego do Sitío Mineração, Cerro Vanguardia and Serra Grande) (5)	2	4	1
Ghana and Guinea (Iduapriem, Obuasi and Siguiri) (6)	5	5	4
South Africa (Great Noligwa, Kopanang, Moab Khotsong, Mponeng, Savuka, TauTona, Corporate and Other) (7)	48	48	41
	64	64	53
Contributions to the various retirement schemes are fully expensed during the year.

Pension Plans Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule Of Defined Benefit Plans Disclosures [Text Block]

	Information with respect to the defined benefit fund, which includes benefits for AngloGold Ashanti employees, for the year ended December 31, is set forth in the table below:

		Pension benefits
		2011	2010	2009
		$	$	$
	Change in benefit obligation
	Benefit obligation at January 1,	334	269	199
	Service cost	7	7	6
	Interest cost	25	25	16
	Plan participants’ contributions	2	2	2
	Actuarial loss/(gain)	22	21	(2)
	Benefits paid	(19)	(28)	(8)
	Translation	(64)	38	56
	Benefit obligation at December 31,	307	334	269

	Change in plan assets
	Fair value of plan assets at January 1,	334	274	188
	Actual return on plan assets	24	40	32
	Company contributions	7	8	5
	Plan participants’ contributions	2	2	2
	Benefits paid	(19)	(28)	(8)
	Translation	(64)	38	55
	Fair value of plan assets at December 31,	284	334	274

	(Unfunded)/funded status at end of year	(23)	-	5
	Net amount recognized	(23)	-	5

	Components of net periodic benefit cost
	Service cost	7	7	6
	Interest cost	25	25	16
	Actuarial loss/(gain)	28	10	(14)
	Expected return on assets	(30)	(29)	(20)
	Net periodic benefit cost	30	13	(12)

	Accumulated benefit obligation at December 31,	269	290	230

	Assumptions
	Weighted-average assumptions used to determine benefit obligations at December 31,
	Discount rate	8.75%	8.50%	9.25%
	Rate of compensation increase	8.00%	7.25%	7.50%

	Weighted-average assumptions used to determine the net periodic benefit cost for the years ended December 31,
	Discount rate	8.75%	8.50%	9.25%
	Expected long-term return on plan assets	11.20%	9.99%	10.63%
	Rate of compensation increase(1)	8.00%	7.25%	7.50%
	Pension increase	5.40%	4.73%	4.95%

(1)	Short-term compensation rate increase	7.50%	7.50%	7.00%
	Long-term compensation rate increase	8.00%	7.25%	7.50%

Schedule of Expected Benefit Payments [Table Text Block]
Cash flows
$
Contributions
Expected Company contribution to its pension plan in 2012	5

Estimated future benefit payments
The following pension benefit payments, which reflect the expected future service, as appropriate, are expected to be paid:

2012	20
2013	20
2014	21
2015	21
2016	21
2017 – 2021	115

Schedule of Allocation of Plan Assets [Table Text Block]
The expected long-term return on plan assets is determined using the after tax return of RSA Government long bond yields as a guide.

	Pension benefits
	2011	2010
	%	%
Plan assets
AngloGold Ashanti’s pension plan asset allocations at December 31, 2011 and 2010, by asset category are as follows:

Asset category
Equity securities	56%	60%
Debt securities	37%	36%
Other	7%	4%
	100%	100%

Fair Value Of Plan Assets [Text Block]
Fair value of plan assets

The following table sets out the Company’s plan assets measured at fair value, by level within the hierarchy as at December 31, 2011 (in US Dollars, millions):

Description	Level 1	Level 2	Level 3	Total
Domestic equity security	106			106
Foreign equity securities	54			54
Domestic fixed interest bonds	81			81
Foreign fixed interest bonds	14			14
Real estate investment trust	3			3
Cash	16			16
Unlisted specialized credit		10		10

The following table sets out the Company’s plan assets measured at fair value, by level within the hierarchy as at December 31, 2010 (in US Dollars, millions):

Description	Level 1	Level 2	Level 3	Total
Domestic equity security	150			150
Foreign equity securities	50			50
Domestic fixed interest bonds	95			95
Foreign fixed interest bonds	13			13
Real estate investment trust	4			4
Cash	11			11
Unlisted specialized credit		11		11

Fair value of level 1 plan assets is based on quoted market prices.

Fair value of level 2 plan assets is based on market interest rates (for fixed rate investments) accrued interest and credit risk ratings.

Trustees Investment Policy [Text Block]

	2011			2010
	No. of	Percentage of	Fair value	No. of	Percentage of	Fair value
	shares	total assets	$	shares	total assets	$
Related parties
Investments held in related parties are summarized as follows:

Equity securities
AngloGold Ashanti Limited	100,079	1.5%	4	119,758	1.8%	6

Other investments exceeding 5% of total plan assets
Bonds
IFM Corporate Bond Unit Trust	287,226,346	12.7%	36	267,975,059	12.2%	41
Allan Gray Orbis Global Equity Fund	242,110	9.5%	27	243,210	9.0%	30
Stonehage Contrarius Global Equity Fund	1,251,535	9.1%	26	-	-	-
			89			71

Defined Benefit Postretirement Health Coverage [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule Of Defined Benefit Plans Disclosures [Text Block]

Information with respect to the defined benefit liability, which includes post-retirement medical benefits for AngloGold Ashanti South Africa employees, for the year ended December 31, is set forth in the table below:

	Other benefits
	2011	2010	2009
	$	$	$
Change in benefit obligation
Benefit obligation at January 1,	179	149	115
Service cost	1	1	-
Interest cost	13	13	9
Benefits paid	(13)	(14)	(10)
Actuarial loss	11	10	4
Translation	(32)	20	31
Benefit obligation at December 31,	159	179	149
Unfunded status at end of year	(159)	(179)	(149)
Net amount recognized	(159)	(179)	(149)

Components of net periodic benefit cost
Service cost	1	1	-
Interest cost	13	13	9
Actuarial gains and losses	11	10	4
	25	24	13

The assumptions used in calculating the above amounts are:
Discount rate	8.75%	8.50%	9.25%
Expected increase in health care costs	7.50%	7.60%	7.00%

Assumed health care cost trend rates at December 31,
Health care cost trend assumed for next year	7.50%	7.60%	7.00%
Rate to which the cost trend is assumed to decline (ultimate trend rate)	7.50%	7.60%	7.00%

Schedule of Expected Benefit Payments [Table Text Block]
Cash flows
$
Contributions
Expected Company contributions to the post-retirement medical plan in 2012	12

Estimated future benefit payments
The following medical benefit payments, which reflect the expected future service, as appropriate, are expected to be paid:

2012	12
2013	13
2014	14
2015	14
2016	14
2017 – 2021	74

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates [Table Text Block]

Assumed health care cost trend rates have a significant effect on the amounts reported for health care plans. A one percentage-point change in assumed health care cost trend rates would have the following effect:

	1-percentage point	1-percentage point
	increase	decrease
Effect on total service and interest cost	2	(1)
Effect on post-retirement benefit obligation	17	(14)

Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule Of Defined Benefit Plans Disclosures [Text Block]

Information in respect of other defined benefit plans for the years ended December 31, 2011, 2010 and 2009 have been aggregated in the tables of change in benefit obligations, change in plan assets and components of net periodic benefit cost as follows:

Aggregated information in respect of the other defined benefit plans, for the year ended December 31, is set forth in the table below:

	2011	2010	2009
	$	$	$

Change in benefit obligations
Balance at January 1,	22	18	17
Interest cost	1	1	-
Actuarial loss	-	5	-
Benefits paid	(2)	(2)	(1)
Translation	-	-	2
Balance at December 31,	21	22	18

Change in plan assets
Fair value of plan assets at January 1,	10	8	6
Actual return on plan assets	1	2	-
Benefits paid	-	(1)	-
Translation	(2)	1	2
Fair value of plan assets at December 31,	9	10	8

Unfunded status at end of year	(12)	(12)	(10)
Net amount recognized	(12)	(12)	(10)

Components of net periodic benefit cost
Interest cost	1	1	-
Actuarial gain	(1)	(1)	-
	-	-	-

Accumulated benefit obligation at December 31,	12	12	10

Schedule of Expected Benefit Payments [Table Text Block]
Cash flows
The other retirement defined benefit plans are all closed to new members and current members are either retired or deferred members. The Company does not make a contribution to these plans.

Estimated future benefit payments
The following pension benefit payments, which reflect the expected future service, as appropriate, are expected to be paid:

$

2012	2
2013	2
2014	2
2015	2
2016	2
2017 – 2021	8

Segment and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2011
Depreciation And Amortization [Abstract]
Depreciation and amortization expense
Depreciation and amortization expense
South Africa	360	357	281
Continental Africa	223	185	207
Australasia	42	35	38
Americas	173	152	111
	798	729	637
Less: Equity method investments included above	(9)	(9)	(22)
Total depreciation and amortization expense	789	720	615

Geographic Areas Expenditure For Long Lived Assets [Abstract]
Expenditure for additions to long-lived assets
Expenditure for additions to long-lived assets
South Africa	549	430	395
Continental Africa	418	232	196
Australasia	102	40	177
Americas	452	309	257
Other, including Corporate and Non-gold producing subsidiaries	6	4	2
	1,527	1,015	1,027
Less: Equity method investments included above	(88)	(42)	(8)
Total expenditure for additions to long-lived assets	1,439	973	1,019

Geographic Areas Long Lived Assets [Abstract]
Geographical area Long-lived assets by area
Long-lived assets by area
South Africa	2,360	2,701	2,393
Continental Africa	3,544	3,437	3,405
Australasia	441	373	342
Americas	2,088	1,808	1,678
Other, including Corporate and Non-gold producing subsidiaries	121	72	86
Total long-lived assets	8,554	8,391	7,904

Interest Revenue (Expense), Net [Abstract]
Segment Reporting Information, Interest Revenue [Text Block]
The following are included in segment income/(loss):

Interest revenue
South Africa	28	27	30
Continental Africa	14	3	3
Australasia	4	2	12
Americas	4	10	8
Other, including Corporate and Non-gold producing subsidiaries	2	1	1
Total interest revenue	52	43	54

Segment Reporting Information, Interest Expense [Text Block]
Interest expense
South Africa	5	7	4
Continental Africa	1	7	4
Australasia	-	1	2
Americas	3	3	12
Other, including Corporate and Non-gold producing subsidiaries	169	133	101
Total interest expense	178	151	123

Reconciliation from Segment Totals to Consolidated [Abstract]
Segment assets
	Business segment data	Year ended December 31
			2011		2010		2009
			$		$		$

	Segment assets
	South Africa(1)	2,974		3,370		3,354
	Continental Africa	4,365		4,093		4,055
	Australasia	714		534		496
	Americas	2,527		2,170		2,012
	Other, including Corporate, and Non-gold producing subsidiaries	605		221		745
	Total segment assets	11,185		10,388		10,662

(1)	Includes the following which have been classified as assets held for sale:

	Rand Refinery Limited	1		1		1
	ISS International Limited	-		15		-
	Tau Lekoa	-		-		73

	ISS International Limited was classified as held for sale in 2010. The sale was concluded effective February 28, 2011.

Geographical area data Total Revenue
Geographical area data
Total revenues
South Africa	2,596	899	1,395
Continental Africa	2,529	1,043	1,243
Australasia	389	208	308
Americas	1,499	573	691
Other, including Corporate and Non-gold producing subsidiaries	17	37	129
	7,030	2,760	3,766
Less: Equity method investments included above	(388)	(333)	(355)
Plus: Loss on realized non-hedge derivatives included above	-	2,975	543
Total revenues	6,642	5,402	3,954

Reconciliation Of Operating Profit Loss From Segments To Consolidated [Abstract]
Reconciliation of segment income to net income/(loss) attributable to Anglogold Ashanti
Reconciliation of segment income to Net income/(loss) - attributable to AngloGold Ashanti
Segment total	2,559	1,655	960
Exploration costs	(279)	(206)	(150)
General and administrative expenses	(287)	(228)	(158)
Market development costs	(9)	(14)	(10)
Non-hedge derivative gain/(loss) and movement on bonds	196	(786)	(1,452)
Taxation (expense)/benefit	(705)	(255)	33
Noncontrolling interests	(50)	(54)	(48)
Net income/(loss) - attributable to AngloGold Ashanti	1,425	112	(825)

Segment Reporting Information Equity Income Loss In Associates [Abstract]
Segment Reporting Information Equity Income Loss In Associates [Text Block]

Equity (loss)/income in associates
South Africa	(2)	(1)	(2)
Continental Africa	89	69	102
Other, including Corporate and Non-gold producing subsidiaries	(28)	(28)	(12)
Total equity income in associates	59	40	88

Segment Reporting Information Income Loss Before Income Taxes [Abstract]
Segment income/(loss)
Business segment data	Year ended December 31
	2011	2010	2009
	$	$	$
Segment income/(loss)
South Africa	1,021	675	574
Continental Africa	941	493	199
Australasia	38	158	(15)
Americas	751	508	335
Other, including Corporate and Non-gold producing subsidiaries	(192)	(179)	(133)
Total segment income	2,559	1,655	960

Segments, Geographical Areas [Abstract]
Revenues
Business segment data	Year ended December 31
		2011		2010		2009
		$		$		$
Revenues
Revenues from product sales:
South Africa	2,561		875		1,374
Continental Africa	2,529		1,038		1,242
Australasia	385		206		291
Americas	1,487		571		692
	6,962		2,690		3,599
Less: Equity method investments included above	(392)		(331)		(358)
Plus: Loss on realized non-hedge derivatives included above	-		2,975		543
Total revenues from product sales	6,570		5,334		3,784

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
	Business segment data	Year ended December 31
			2011		2010		2009
			$		$		$

	Entity-wide disclosures

	Revenues(1)
	South Africa	2,561		2,207		1,665
	Ghana	802		566		513
	Tanzania	753
	Brazil	767		599		437

(1)	Material revenues are attributed to countries based on location of production.

	Long-lived assets(2)
	South Africa	2,151		2,458		2,176
	Ghana	2,034		1,924		1,887
	United States of America	810		719		671
	Brazil	950		768		689

(2)	Material long-lived assets excluding goodwill and other intangibles, financial instruments and deferred taxation assets.

AngloGold Limited Share Incentive Scheme and Plans (Tables)	12 Months Ended
Dec. 31, 2011
Employee Service Share Based Compensation Aggregate Disclosures [Abstract]
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]
	Total plan employee costs

	On December 31, 2011, the Company had six stock based compensation plans which are described below.

	Total compensation cost charged against income for these plans were as follows:

		2011		2010	2009
		$		$	$
	Compensation cost recognized	54	(1)	59	41

(1)	Excludes $7 million relating to the Black economic empowerment transaction restructuring costs for Izingwe (see Note 5).

	At the year end, the unallocated balance of shares subject to the Share Incentive Scheme amounted to 10,075,485 (2010: 11,398,904).

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]

The weighted average of all options outstanding as at December 31, 2011, is as follows:

Range of exercise prices R	Quantity of options within range (000)		Weighted average exercise price R	Weighted average contractual life Years
144 – 211	28		194	2.0
212 – 300	143		243	1.5
	171	(1)	235	1.6

(1)Represents performance related options outstanding.

Time Related Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
A summary of time related options showing movement from the beginning of the year to the end of the year, is presented below:
		Weighted-
		average
	Options	exercise price
	(000)	R
Outstanding at January 1, 2011	1	194
Exercised	(1)	194

Outstanding at December 31, 2011	-	-

Exercisable at December 31, 2011	-	-

	A summary of the salient features of the time related options is presented below:

		2011		2010		2009

	Total intrinsic value of options outstanding at period end (R millions)	-		-	(1)	5
	Intrinsic value of options exercised (R millions)	-	(1)	5		15
	Weighted average remaining contractual term (years)	-		1		1

(1)	Less than R1 million.

Performance Related Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Performance-Based Units, Vested and Expected to Vest [Table Text Block]
A summary of performance related options showing movement from the beginning of the year to the end of the year, is presented below:
		Weighted-
		average
		exercise
	Options	price
	(000)	R
Outstanding at January 1, 2011	392	242
Exercised	(221)	249
Forfeited (terminations)	-	-

Outstanding at December 31, 2011	171	232

Exercisable at December 31, 2011	171	232

A summary of the salient features of the perfomance related options is presented below:

	2011	2010	2009

Total intrinsic value of options outstanding at period end (R millions)	19	33	42
Intrinsic value of options exercised (R millions)	17	17	49
Weighted average remaining contractual term (years)	2	3	4

Bonus Share Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]
For awards made, the following information is presented:

Award date (unvested awards and awards vested during the year)	2011	2010	2009	2008
Calculated fair value (R per share)	340.00	280.90	293.99	267.05
Vesting date (40%)	February 21, 2012	February 24, 2011	February 18, 2010	January 1, 2009
Vesting date (60%)	February 21, 2013	February 24, 2012	February 18, 2011	January 1, 2010
Vesting date (conditional 20%)	February 21, 2014	February 24, 2013	February 18, 2012	January 1, 2011
Expiry date	February 20, 2021	February 23, 2020	February 17, 2019	December 31, 2017

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of time related equity settled compensation scheme showing movement from the beginning of the year to the end of the year, is presented below:

Awards
(000)
Outstanding at January 1, 2011	1,552
Granted	821
Exercised	(467)
Forfeited (terminations)	(81)
Outstanding at December 31, 2011	1,825
Exercisable at December 31, 2011	681

BSP awards are issued with no exercise price.

Schedule of Share-based Compensation, Activity [Table Text Block]

A summary of the salient features of the BSP is presented below:

	2011	2010	2009

Total intrinsic value of awards outstanding at period end (R millions)	627	508	397
Intrinsic value of awards exercised (R millions)	153	146	75
Weighted average remaining contractual term (years)	6	7	7

Long-Term Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]
For awards made, the following information is presented:

Award date (unvested awards and awards vested during the year)	2011	2010	2009	2008
Calculated fair value (Rand per share)	340.00	280.90	293.99	267.05
Vesting date	February 21, 2014	February 24, 2013	February 18, 2012	January 1, 2011
Expiry date	February 20, 2021	February 23, 2020	February 17, 2019	December 31, 2017

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of time and performance related equity settled compensation scheme showing movement from the beginning of the year to the end of the year, is presented below:

Awards
(000)
Outstanding at January 1, 2011	1,600
Granted	686
Exercised	(201)
Forfeited (terminations)	(103)

Outstanding at December 31, 2011	1,982

Exercisable at December 31, 2011	242

LTIP awards are issued with no exercise price.

Schedule of Share-based Compensation, Activity [Table Text Block]

A summary of the salient features of the LTIP is presented below:

	2011	2010	2009

Total intrinsic value of awards outstanding at period end (R millions)	681	522	387
Intrinsic value of awards exercised (R millions)	66	26	22
Weighted average remaining contractual term (years)	6	7	7

Employee Share Ownership Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of time related equity settled compensation scheme showing movement from the beginning of the year to the end of the year, is presented below:

Awards
(000)
Outstanding at January 1, 2011	435
Granted	49
Reallocated	16
Exercised	(157)
Forfeited (terminations)	(16)

Outstanding at December 31, 2011	327

Exercisable at December 31, 2011	-

Schedule of Share-based Compensation, Activity [Table Text Block]

A summary of the salient features of the award of free ordinary shares under ESOP to employees is presented below:

	2011	2010	2009

Total intrinsic value of awards outstanding at period end (R millions)	112	142	204
Intrinsic value of awards exercised (R millions)	51	72	58
Weighted average remaining contractual term (years)	1	1	2

E Ordinary Shares [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Share-based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions [Table Text Block]

The Black-Scholes option-pricing model used the following assumptions, at grant date:

	2011	2008	2007	2006
Risk-free interest rate	6.63%	7.00%	7.00%	7.00%
Dividend yield	0.99%	1.39%	2.06%	2.30%
Volatility factor of market share price	33.50%	35.00%	33.00%	36.00%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

A summary of E ordinary shares, awarded to employees, showing movement from the beginning of the year to the end of the year, is presented below:

		Weighted-
		average
	Options	exercise price
	(000)	R
Outstanding at January 1, 2011	1,686	366
Granted	769	320
Reallocated	62	333
Forfeited (terminations)	(62)	333
Cancelled	(408)	320
Converted	(514)	315

Outstanding at December 31, 2011	1,533	315

Exercisable at December 31, 2011	-	-

Schedule of Share-based Compensation, Activity [Table Text Block]

	A summary of the salient features of the award of E ordinary shares to employees is presented below:

		2011	2010		2009

	Total intrinsic value of awards outstanding at period end (R millions) (1)	43	-		-
	Intrinsic value of awards exercised (R millions)	6	-	(2)	-	(2)
	Weighted average remaining contractual term (years)	1	1		2

(1)	The options outstanding at December 31, 2010, and 2009 had no intrinsic value as the share price at year end was lower than the weighted average exercise price.
(2)	Less than R1 million.

Ghana Employee Share Ownership Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Share-based Compensation, Stock Appreciation Rights Award Activity [Table Text Block]
	The award of share appreciation rights to employees

	A summary of share appreciation rights showing movement from the beginning of the year to the end of the year, is presented below:
					Number of rights
					(000)
	Outstanding at January 1, 2011				49
	Exercised				(24)
	Forfeited (terminations)				(1)
	Rights outstanding at December 31, 2011				24
	Rights exercisable at December 31, 2011				-

		2011		2010	2009
		$		$	$

	Compensation expense related to Ghana ESOP scheme recognized ($ millions)	-	(1)	2	2

	The liability recognized in the consolidated balance sheet in respect of unexercised rights was as follows	1		2

(1)	Less than $1 million.

Accounting Changes (Details)	12 Months Ended
Dec. 31, 2011
Accounting Standards Update 2010-20 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Disclosures about the credit quality of financing receivables and the allowance for credit losses
New Accounting Pronouncement Or Change In Accounting Principle Description	In July 2010, the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“the Codification” or “ASC”) guidance was issued for the disclosure of the allowance for credit losses and financing receivable modifications. The expanded disclosures include roll-forward schedules of the allowance for credit losses and enhanced disclosure of financing receivables that were modified during a reporting period and those that were previously modified and have re-defaulted. The new disclosure requirements are required for interim and annual periods beginning on or after December 15, 2010. Except for presentation changes, the adoption had no impact on the Company’s financial statements. In July 2010, the FASB issued guidance to address concerns about the sufficiency, transparency, and robustness of credit risk disclosures for financing receivables and the related allowance for credit losses. The guidance requires that entities disclose information at disaggregated levels. The expanded disclosures include information regarding the credit quality of receivables as of the end of a reporting period. The new disclosure requirements apply to all entities that have lending arrangements in the form of receivables or a lessor's right to lease payments (other than operating leases), although disclosures for trade accounts receivable with a contractual maturity of one year or less are exempt. For public entities, the new disclosures are required for interim and annual periods ending on or after December 15, 2010. Except for disclosure changes, the adoption had no impact on the Company’s financial statements.
FSP FAS 107-1 And AP28-1 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Interim disclosures about fair value of financial instruments
New Accounting Pronouncement Or Change In Accounting Principle Description	n April 2009, the FASB updated the ASC guidance for interim disclosures about fair value of financial instruments which requires disclosures about fair value of financial instruments for interim reporting periods as well as in annual financial statements. It is effective for interim reporting periods ending after June 15, 2009. Except for presentation changes, the adoption had no impact on the Company’s financial statements.
FSP FAS 141 (R) -1 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Assets and liabilities from contingencies in business combinations
New Accounting Pronouncement Or Change In Accounting Principle Description	In April 2009, the FASB updated the ASC guidance for accounting for assets acquired and liabilities assumed in a business combination that arise from contingencies. The guidance addresses issues raised on initial recognition and measurement, subsequent measurement and accounting and disclosure of assets and liabilities arising from contingencies in a business combination. It is effective for assets or liabilities arising from contingencies in business combinations for which the acquisition date is on or after January 1, 2009. The Company adopted the provisions to be applied to all future business combinations.
Accounting Standards Update 2010-06 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Fair value measurements
New Accounting Pronouncement Or Change In Accounting Principle Description	In January 2010, the ASC guidance for disclosures about fair value measurements was updated, providing amendments to the guidance which requires entities to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers. The updated guidance further clarified the level of disaggregation required for assets and liabilities and the disclosures required for inputs and valuation techniques used to measure the fair value of assets and liabilities that fall in either Level 2 or Level 3. The disclosures related to Level 1 and Level 2 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2009. Except for disclosure changes, the adoption of the updated guidance had no material impact on the Company’s financial statements. In January 2010, the FASB ASC guidance for disclosures about fair value measurements was updated requiring level 3 disclosure details regarding separate information about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs. The disclosures related to Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. The adoption of the updated guidance had no impact on the Company’s financial statements as the Company does not have Level 3 fair value measurements.

Acquisitions and Disposals of Businesses and Assets (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended				12 Months Ended			10 Months Ended	12 Months Ended		12 Months Ended						1 Months Ended		6 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Nov. 01, 2010 Tau Lekoa [Member] South Africa [Member] USD ($)	Nov. 01, 2010 Tau Lekoa [Member] South Africa [Member] ZAR	Aug. 04, 2010 Tau Lekoa [Member] South Africa [Member] USD ($)	Aug. 04, 2010 Tau Lekoa [Member] South Africa [Member] ZAR	Dec. 31, 2010 Tau Lekoa [Member] South Africa [Member] USD ($)	Aug. 01, 2010 Tau Lekoa [Member] South Africa [Member] USD ($) number	Aug. 01, 2010 Tau Lekoa [Member] South Africa [Member] ZAR	Nov. 09, 2010 B2 Gold Corporation [Member] Colombia [Member] USD ($)	Dec. 31, 2010 B2 Gold Corporation [Member] Colombia [Member] USD ($)	May 16, 2008 B2 Gold Corporation [Member] Colombia [Member]	Dec. 31, 2009 Kibali Gold Project [Member] Democratic Republic Congo [Member] USD ($)	Dec. 22, 2009 Kibali Gold Project [Member] Democratic Republic Congo [Member]	Sep. 08, 2009 Kibali Gold Project [Member] Democratic Republic Congo [Member] USD ($)	Aug. 31, 2009 Kibali Gold Project [Member] Democratic Republic Congo [Member] USD ($)	Aug. 31, 2009 Kibali Gold Project [Member] Democratic Republic Congo [Member] ZAR	Dec. 29, 2009 Sadiola [Member] Mali [Member] USD ($)	Dec. 31, 2009 Boddington Gold Mine [Member] Australia [Member] USD ($)	Jan. 28, 2009 Boddington Gold Mine [Member] Australia [Member] USD ($)	Jun. 30, 2009 Boddington Gold Mine [Member] Australia [Member] USD ($)	Dec. 31, 2009 Boddington Gold Mine [Member] Australia [Member] USD ($)	Jul. 22, 2011 First Uranium Corporation [Member] South Africa [Member] USD ($)	Jul. 22, 2011 First Uranium Corporation [Member] South Africa [Member] CAD	Dec. 31, 2011 Iss International [Member] South Africa [Member] USD ($)	Feb. 28, 2011 Iss International [Member] South Africa [Member] USD ($)
Acquisitions [Abstract]
Percent acquired [Percent]													15.90%											19.79%	19.79%
Number of shares acquired [Shares]																								47,065,916	47,065,916
Price per share acquired [Per Share]																								$ 0.64	0.6
Purchase price paid																								$ 30
Effective percentage held [Percent]															45.00%				41.00%
Initial Percentage Held [Percent]															35.00%				38.00%
Remaining Percentage Held [Percent]															10.00%
Stock issued as part of equity offering (shares)														7,624,162
Share Price per ADS [USD Per Share]																	$ 37.25
Share Price per Common share [ZAR Per Share]																		288.32
Discount to the closing price of ADS [Percent]																	3.00%	3.00%
Gross proceeds before underwriting discounts and expenses																284
Selling Price Or Consideration									85	600				345					12								9
Joint Ownership Percentage Holding [Percent]																			6.00%
AngloGold Ashanti share																			6
Contingent Payment Not Exceeding																			3
AngloGold Ashanti Contingent Payment Share																			1.5
Disposals [Abstract]
Profit Realised On Disposal																					56					2
Number Of Tranches									2	2
Selling Price - First Tranch						64	450															750
Selling Price - Second Tranch				21	150															240
Equity Method Investment Net Sales Proceeds												68
Number of shares disposed [Shares]											31,556,650
Percent Disposed [Percent]											10.17%										33.33%
Loss on sale of Tau Lekoa Gold mine								7
Contingent Assets, Rate Payable [USD Per Ounce]																							600
Contingent Assets, Maximum Royalty Cap																				100			100
Gain Loss On Sale Of Investments	$ 0	$ 52	$ 0								$ 45

Summary of Significant Accounting Policies (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounting Policies [Abstract]
Equity Method Associate Minimum Ownership Percentage	20.00%
Equity Method Associate Maximum Ownership Percentage	50.00%
Exploration And Evaluation Costs [Abstract]
Net income ($ millions)	$ 10	$ 27	$ 16
Earnings per share (Cents)	$ 0.03	$ 0.07	$ 0.04
Retained income - January 1 ($ millions)	113	86	70
Retained income - December 31 ($ millions)	$ 123	$ 113	$ 86
Vehicles [Member]
Depreciation And Amortization [Abstract]
Property, Plant and Equipment, Estimated Useful Lives (Years)	five years
Computer Equipment [Member]
Depreciation And Amortization [Abstract]
Property, Plant and Equipment, Estimated Useful Lives (Years)	three years
Software and Software Development Costs [Member]
Depreciation And Amortization [Abstract]
Property, Plant and Equipment, Estimated Useful Lives (Years)	three years

Employee Severance Costs (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring And Related Cost [Line Items]
Employment severance costs	$ 15	$ 23	$ 14
South Africa [Member]
Restructuring And Related Cost [Line Items]
Employment severance costs	9	19	10
Continental Africa [Member]
Restructuring And Related Cost [Line Items]
Employment severance costs	3	1	3
Americas [Member]
Restructuring And Related Cost [Line Items]
Employment severance costs	$ 3	$ 3	$ 1

Interest Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended									12 Months Ended					12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Rated Bonds [Member]	Dec. 31, 2010 Rated Bonds [Member]	Dec. 31, 2009 Rated Bonds [Member]	Apr. 28, 2010 Rated Bonds [Member]	Apr. 28, 2010 Ten Year Unsecured Notes [Member]	Apr. 28, 2010 Thirty Year Unsecured Notes [Member]	Dec. 31, 2011 Convertible Debt [Member]	Dec. 31, 2010 Convertible Debt [Member]	Dec. 31, 2009 Convertible Debt [Member]	May 22, 2009 Convertible Debt [Member]	Feb. 27, 2009 Convertible Debt [Member]	Dec. 31, 2011 Mandatory Convertible Bonds [Member]	Dec. 31, 2010 Mandatory Convertible Bonds [Member]	Dec. 31, 2009 Mandatory Convertible Bonds [Member]	Sep. 30, 2010 Mandatory Convertible Bonds [Member]	Dec. 31, 2011 Bank loans and overdrafts [Member]	Dec. 31, 2010 Bank loans and overdrafts [Member]	Dec. 31, 2009 Bank loans and overdrafts [Member]
Interest And Debt Expense Abstract
Amortization of deferred loan fees	$ 7	$ 20	$ 31
Capital lease charges	5	5	3
Discounting of non-current trade and other debtors	0	6	6
Other	3	1	5
Interest Expense Borrowings	181	151	136
Less : Amounts capitalized on qualifying assets	(3)	0	(13)
Interest expense	178	151	123
Debt Instrument [Line Items]
Interest Expense Debt				56	38	0				25	22	18			47	13	0		10	19	55
Line Of Credit Facility Maximum Borrowing Capacity														1,000
Debt Instrument Interest Rate Stated Percentage								5.38%	6.50%				3.50%	2.38%				6.00%
Debt Instrument Face Amount							1,000	700	300	732.5			732.5					789
Once-off charge related to the cancellation of debt facilities		8
Unwinding of discount on convertible bonds										$ 28	$ 27	$ 18

Impairment of Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Oz	Dec. 31, 2010	Dec. 31, 2009
Tangible Asset Impairment Charges [Abstract]
Long-term real gold price estimate [Dollar per Ounce]	1,530	1,113	906
Proven and Probable Ore Reserves [Ounces]	75.6
Impairment of assets	$ 17	$ 91	$ 8
South Africa [Member] | Tau Tona [Member]
Impairment Assets [Line Items]
Impairment Of Long Lived Assets To Be Disposed Of	9	0	0
Exploration Abandonment and Impairment Expense	0	47	0
South Africa [Member] | Tau Lekoa [Member]
Impairment Assets [Line Items]
Impairment Of Long Lived Assets To Be Disposed Of	0	8	4
South Africa [Member] | Savuka [Member]
Impairment Assets [Line Items]
Impairment Of Long Lived Assets To Be Disposed Of	3	16	0
South Africa [Member] | Kopanang [Member]
Impairment Assets [Line Items]
Impairment Of Long Lived Assets To Be Disposed Of	2	0	0
Continental Africa [Member] | Iduapriem [Member]
Impairment Assets [Line Items]
Impairment Of Long Lived Assets To Be Disposed Of	0	8	0
Continental Africa [Member] | Geita [Member]
Impairment Assets [Line Items]
Impairment Of Long Lived Assets To Be Disposed Of	0	5	0
Continental Africa [Member] | Obuasi [Member]
Impairment Assets [Line Items]
Impairment Of Long Lived Assets To Be Disposed Of	2	0	0
Impairment Of Tailings Treatment Plant To Be Disposed Of	0	3	0
Impairment Of Oxide Treatment Plant To Be Disposed Of	0	0	4
Americas [Member] | Serra Grande [Member]
Impairment Assets [Line Items]
Impairment Of Long Lived Assets To Be Disposed Of	0	3	0
Americas [Member] | Cripple Creek [Member]
Impairment Assets [Line Items]
Goodwill Real Pre Tax Discount Rate [Percent]	7.40%
Other Areas [Member]
Impairment Assets [Line Items]
Impairment Of Long Lived Assets To Be Disposed Of	$ 1	$ 1	$ 0
Australasia [Member] | Sunrise Dam [Member]
Impairment Assets [Line Items]
Goodwill Real Pre Tax Discount Rate [Percent]	8.40%

Asset Retirement Obligations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Asset Retirement Obligation Roll Forward Analysis [Roll Forward]
Opening Balance as at December 31	$ 530
Additions to liabilities	5
Liabilities settled	(18)
Accretion expense	28	22	17
Change in assumptions	140
Other movements	2
Translation	(34)
Closing Balance as at December 31	653	530
Carrying Reported Amount Fair Value Disclosure [Member]
Assets Held In Trust [Line Items]
Assets Held In Trust Securities	111	117
Assets Held In Trust Cash	22	32
Balances held in the trust and bond	133	149
Estimate Of Fair Value Fair Value Disclosure [Member]
Assets Held In Trust [Line Items]
Assets Held In Trust Securities	114	118
Assets Held In Trust Cash	22	32
Balances held in the trust and bond	$ 136	$ 150

Operating Lease Charges and Rental Expenses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Leases Rent Expense [Abstract]
Minimum rentals	$ 29	$ 23	$ 33
2012	23
2013	1
2014	1
Thereafter	0
Operating Leases Future Minimum Payments Due	$ 25

Profit on Sale of Assets Realization of Loans Indirect Tax and Other (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Profit Loss On Sale Of Assets Realization Of Loans Indirect Tax And Other [Abstract]
Mandatory convertible bonds underwriting and professional fees	$ 0	$ 26	$ 0
Black economic empowerment transaction restructuring costs for Izingwe Holdings (Proprietary) Limited	7	0	0
Loss on disposal of land, equipment and assets, mineral rights and exploration properties	8	19	13
Reassessment Of Other Receivables	(1)	9	7
Mining contractor termination costs	0	1	0
(Recovery)/loss on consignment inventory	0	(5)	12
Loss Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other	(43)	(3)	10
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	6	17	29
Royalties received	(79)	(8)	0
Impairment Of Investments	21	2	12
Profit on disposal of investments	0	(52)	0
Business interruption recoveries	0	(19)	(7)
Tau Lekoa [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties received	(5)	(3)
Loss on sale of Tau Lekoa Gold mine	0	7	0
Obuasi [Member]
Component Of Operating Other Cost And Expense [Line Items]
Insurance Recoveries	(3)	0	0
Boddington [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties received	(38)	(4)
Ayanfuri Mine [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties received	(35)
Iss International [Member]
Component Of Operating Other Cost And Expense [Line Items]
Gain (Loss) on Sale of Stock in Subsidiary or Equity Method Investee	(2)	0	0
Other Royalty Agreements [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties received	(1)	(1)
Australia [Member] | Boddington [Member]
Component Of Operating Other Cost And Expense [Line Items]
Gain (Loss) on Sale of Stock in Subsidiary or Equity Method Investee	0	0	(56)
Foreign exchange loss			31
Australia [Member] | Red5 [Member]
Component Of Operating Other Cost And Expense [Line Items]
Profit on disposal of investments		(7)
Brazil [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	(1)		(3)
Tanzania [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	(10)	6	25
Guinea [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	9	10	7
Argentina [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	2
Colombia [Member] | B2 Gold Corporation [Member]
Component Of Operating Other Cost And Expense [Line Items]
Profit on disposal of investments		(45)
Ghana [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	5
Namibia [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	1
South Africa [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims		1
South Africa [Member] | Savuka [Member]
Component Of Operating Other Cost And Expense [Line Items]
Insurance Recoveries	(46)
Business interruption recoveries		(19)	(11)
Reimbursement of costs (included in Production costs)		$ (16)

Non Hedge Derivative (Gain)/Loss and movement on Bonds (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative Instruments Not Designated As Hedging Instruments Gain Loss Net [Abstract]
(Gain)/Loss on non-hedge derivatives	$ (83)	$ 703	$ 1,452
Loss on non-hedge derivatives	1
Effects Of Accelerated Hedge Settlements [Abstract]
Accelerated hedge settlement of non-hedge derivatives	0	2,698	797
Previously designated NPSE contracts	0	405	580
Other non-hedge derivative contracts	0	2,293	217
Fair Value Disclosures Movement On Bonds [Abstract]
Fair value (gain)/loss on mandatory convertible bonds	(113)	83	0
Fair value movements on conversion features of convertible bonds	(84)
Normal Purchase Sale Exempted Re Designation [Abstract]
Liability at beginning of period	0	556
Fair value movements (recorded in non-hedge derivative loss)	0	131
Realized settlements	0	(687)
Liability as at December 31	0	0	556
Summary Of Derivative Instruments Impact On Results Of Operations [Abstract]
Hedge Book Maturities Cost		$ 277
Three Year Time Period Mandatory Convertible Debt	three-year

Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
Amounts owed to/(by) related party (Total)	$ (3)	$ (3)
Purchases (by) from related party (Total)	(12)	(15)	(18)
Loans due by equity accounted joint ventures and associates	29	8
Margaret Water Company [Member]
Related Party Transaction [Line Items]
Amounts owed by related party	0	0
Purchases from related party	6	3	1
Oro Group Proprietary Limited [Member]
Related Party Transaction [Line Items]
Loans due by equity accounted joint ventures and associates	1	2
Societe D Exploitation Des Mines D Or De Sadiola Societe Anonyme [Member]
Related Party Transaction [Line Items]
Amounts owed by related party	(2)	(2)
Purchases by related party	(12)	(8)	(10)
Societe D Exploitation Des Mines D Or De Yatela Societe Anonyme [Member]
Related Party Transaction [Line Items]
Amounts owed by related party	(1)	0
Purchases by related party	(2)	(3)	(3)
Societe Des Mines De Morila Societe Anonyme [Member]
Related Party Transaction [Line Items]
Amounts owed by related party	0	(1)
Purchases by related party	(4)	(8)	(6)
Trans Siberian Gold Plc [Member]
Related Party Transaction [Line Items]
Amounts owed by related party	0	0
Purchases from related party	0	1	0
Loans due by equity accounted joint ventures and associates	3	0
Related Party Transaction, Rate (Percent)	8.00%
Orpheo Proprietary Limited [Member]
Related Party Transaction [Line Items]
Loans due by equity accounted joint ventures and associates	0	1
Auru Mar Proprietary Limited [Member]
Related Party Transaction [Line Items]
Loans due by equity accounted joint ventures and associates	5	5
Thani-Ashanti Alliance Limited [Member]
Related Party Transaction [Line Items]
Loans due by equity accounted joint ventures and associates	$ 20	$ 0
Related Party Transaction, Terms and Manner of Settlement	JIBAR plus 0.95 percent

Income Tax (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Analysis Of Valuation Allowances Roll Forward [Abstract]
Balance at beginning of period	$ 125	$ 194	$ 226
Movement	(118)	(69)	(32)
Balance at end of period	7	125	194
Anticipated Deferred Taxation Rate [Abstract]
Maximum anticipated deferred taxation rate (percent)	39.00%	38.00%	39.00%
Minimum anticipated deferred taxation rate (percent)	36.00%	35.00%	36.00%
Components Of Deferred Tax Assets [Abstract]
Provisions, including rehabilitation accruals	(389)	(363)
Derivatives	(1)	(1)
Other	(28)	(5)
Tax loss carry forwards	(69)	(364)
Deferred Tax Assets Gross	(487)	(733)
Less: Valuation allowances	7	125	194
Deferred Tax Assets, Net, Total	480	608
Components Of Deferred Tax Assets And Liabilities [Abstract]
Long-term portion deferred taxation assets	14	1
Short-term portion deferred taxation assets	75	214
Short-term portion classified as other current liabilities.	1,242	1,200
Short-term portion classified as other current liabilities. Refer to Note 18	15	12
Components of Deferred Tax Liabilities [Abstract]
Depreciation, depletion and amortization	1,611	1,555
Product inventory not taxed	24	15
Unrealized non-hedge derivatives	8	1
Other	5	34
Total Liabilities	1,648	1,605
Components Of Income Tax Expense Benefit Continuing Operations [Abstract]
Total income and mining tax (expense)/benefit	705	255	(33)
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments Abstracts [Abstract]
Income/(loss) from continuing operations before income tax and equity income in associates	2,121	381	(898)
Current Income Tax Expense Benefit Continuing Operations [Abstract]
Current Income Tax Expense Benefit	(406)	(117)	(166)
Deferred Income Tax Expense Benefit Continuing Operations [Abstract]
Deferred taxation	(299)	(138)	199
Deferred Taxation Rate Change Effect [Abstract]
Net Income Impact	(11)	8	21
Net Income Per Basic And Diluted Common Stock	$ (0.03)	$ 0.02	$ 0.06
Issuable upon the exercise of convertible bonds	0	33,524,615	15,384,615
Issuable upon the exercise of stock incentive options	0	0	1,234,858
Reconciliation Of Unrecognized Tax Benefits Excluding Amounts Pertaining To Examined Tax Returns [Roll Forward]
Balance at January 1,	52	149
Additions for tax positions of prior years	38	8
Reductions for tax position of prior years	(3)	(113)
Translation	(9)	8
Balance at December 31,	78	52	149
Recognized as a reduction of deferred tax assets	29	0
Recognized in other non-current liabilities	49	52
Tax Losses Unrecognized [Abstract]
Unutilized Taxation Within One Year	71
Unutilized Taxation Within One And Two Years	65
Unutilized Taxation Within Two And Five Years	23
Unutilized Taxation Excess Five Years	162
Tax Credit Carry Forward [Abstract]
Unutilized tax losses	321	1,200	1,032
Unrecognized Tax Benefits Income Tax Penalties And Interest Expense [Abstract]
Interest recognized	5	2	9
Interest accrued as at December 31	12	8	53
Unremitted Earnings In Foreign Investment [Abstract]
Unremitted earnings as at December 31	1,812	1,221
South Africa [Member]
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments Abstracts [Abstract]
Income/(loss) from continuing operations before income tax and equity income in associates	813	203	(340)
Current Income Tax Expense Benefit Continuing Operations [Abstract]
Current Income Tax Expense Benefit	(128)	106	(36)
Deferred Income Tax Expense Benefit Continuing Operations [Abstract]
Deferred taxation	(212)	(119)	141
Non Specific Losses [Abstract]
Losses ($ millions)	3	508
Deferred tax at the anticipated tax rate to be utilized (percent)	37.00%	33.00%
Continental Africa [Member]
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments Abstracts [Abstract]
Income/(loss) from continuing operations before income tax and equity income in associates	745	391	(249)
Current Income Tax Expense Benefit Continuing Operations [Abstract]
Current Income Tax Expense Benefit	(146)	(81)	(38)
Deferred Income Tax Expense Benefit Continuing Operations [Abstract]
Deferred taxation	(93)	(19)	27
Australasia [Member]
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments Abstracts [Abstract]
Income/(loss) from continuing operations before income tax and equity income in associates	(25)	(149)	(147)
Current Income Tax Expense Benefit Continuing Operations [Abstract]
Current Income Tax Expense Benefit	0	(36)	(34)
Deferred Income Tax Expense Benefit Continuing Operations [Abstract]
Deferred taxation	4	(1)	49
Americas [Member]
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments Abstracts [Abstract]
Income/(loss) from continuing operations before income tax and equity income in associates	690	282	(19)
Current Income Tax Expense Benefit Continuing Operations [Abstract]
Current Income Tax Expense Benefit	(124)	(106)	(54)
Deferred Income Tax Expense Benefit Continuing Operations [Abstract]
Deferred taxation	2	(1)	(18)
Other Areas [Member]
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments Abstracts [Abstract]
Income/(loss) from continuing operations before income tax and equity income in associates	(102)	(346)	(143)
Current Income Tax Expense Benefit Continuing Operations [Abstract]
Current Income Tax Expense Benefit	(8)	0	(4)
Deferred Income Tax Expense Benefit Continuing Operations [Abstract]
Deferred taxation	$ 0	$ 2	$ 0

Income Tax Reconciliation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation Abstract
Corporate income tax at statutory rates	$ (742)	$ (133)	$ 314
Formula variation in mining taxation rate	(7)	0	21
Disallowable expenditure	(36)	(107)	(303)
Effect of income tax rates of other countries	50	(46)	(38)
Reversal of valuation allowance	41	24	11
Impact of change in estimated deferred taxation rate	(11)	8	21
Other	0	(1)	7
Total income and mining tax (expense)/benefit	$ (705)	$ (255)	$ 33

Earnings Per Share (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Undistributed Earnings, Basic [Abstract]
Total undistributed income/(losses)	$ 1,294	$ 45	$ (870)
Distributed Earnings [Abstract]
Total distributed income	131	67	45
Numerator - Net income
Net income/(loss) - attributable to AngloGold Ashanti	1,425	112	(825)
Earnings Per Share Reconciliation [Abstract]
Income/(loss) attributable to equity shareholders	1,425	112	(825)
Common Stock [Member]
Undistributed Earnings, Basic [Abstract]
Total undistributed income/(losses)	1,289	45	(865)
Distributed Earnings [Abstract]
Total distributed income	131	67	45
Numerator - Net income
Net income/(loss) - attributable to AngloGold Ashanti	1,420	112	(820)
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Ordinary shares [Shares]	381,621,687	367,664,700	356,563,773
Fully Vested Options [Shares]	1,389,122	1,023,459	791,353
Weighted average number of ordinary shares [Shares]	383,010,809	368,688,159	357,355,126
Ordinary shares - diluted [Shares]	418,107,439	370,257,765	357,355,126
Effect of dilutive potential ordinary shares
Dilutive potential of stock incentive options [Shares]	1,572,015	1,569,606	0
Dilutive potential of convertible bonds [Shares]	33,524,615	0	0
Dilutive potential of E Ordinary shares [Shares]	0	0	0
Earnings Per Share, Basic and Diluted [Abstract]
Ordinary shares (USD per share)	$ 3.71	$ 0.3	$ (2.3)
Ordinary shares - diluted (USD per share)	$ 3.17	$ 0.3	$ (2.3)
Earnings Per Share Reconciliation [Abstract]
Income/(loss) attributable to equity shareholders	1,420	112	(820)
Interest expense on convertible bonds	72	0	0
Amortization of issue cost and discount on convertible bonds	31	0	0
Fair value adjustment on convertible bonds included in income	(197)	0	0
Income/(loss) used in calculation of diluted earnings per ordinary share	1,326	112	(820)
E Ordinary Shares [Member]
Undistributed Earnings, Basic [Abstract]
Total undistributed income/(losses)	5	0	(5)
Distributed Earnings [Abstract]
Total distributed income	0	0	0
Numerator - Net income
Net income/(loss) - attributable to AngloGold Ashanti	5	0	(5)
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Weighted average number of ordinary shares [Shares]	2,950,804	3,182,662	3,873,169
Ordinary shares - diluted [Shares]	2,950,804	3,182,662	3,873,169
Earnings Per Share, Basic and Diluted [Abstract]
Ordinary shares (USD per share)	$ 1.85	$ 0.15	$ (1.15)
Ordinary shares - diluted (USD per share)	$ 1.71	$ 0.15	$ (1.15)
Earnings Per Share Reconciliation [Abstract]
Income/(loss) attributable to equity shareholders	$ 5	$ 0	$ (5)
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Shares]	0	0	1,234,858
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Shares]	0	33,524,615	15,384,615
Conversion Of E Ordinary Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Shares]	343,716	0	0

Restricted Cash (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Restricted Cash And Investments Current Abstract
Cash restricted by prudential solvency requirements	$ 9	$ 8
Cash balances held by the Tropicana project	22	1
Other	4	1
Restricted cash	$ 35	$ 10

Other Receivables (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Accounts Receivable Net Current [Abstract]
Provision for doubtful debt	$ 24	$ 19
Nontrade Receivable Currents [Abstract]
Prepayments and accrued income	80	60
Related Parties	3	3
Interest receivable	3	9
Exploration debtors	7	6
Deferred loan fees	5	0
Short-term loan	12	0
Royalties receivable	14	5
Other debtors	11	6
Total Other	$ 135	$ 89
Interest Rate	6.50%

Inventories (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Inventory
Metals in process	$ 189	$ 184
Gold on hand (dore/bullion)	94	77
Ore stockpiles	454	324
Uranium oxide and sulfuric acid	24	43
Supplies	296	255
Inventory gross short term	1,057	883
Less: Heap leach inventory	(98)	(91)
Total Short-term inventory	959	792
Inventory Footnote [Abstract]
Inventory Write Down	4	21	48
Inventory Noncurrent [Abstract]
Metals in process	393	331
Ore stockpiles	31	27
Inventory gross long term	424	358
Less: Heap leach inventory	(393)	(331)
Total Long-term inventory	$ 31	$ 27

Property, Plant and Equipment, Net (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Property Plant And Equipment [Line Items]
Property Plant And Equipment Gross	$ 11,851	$ 11,437
Accumulated depreciation, depletion and amortization	(5,728)	(5,511)
Net book value December 31,	6,123	5,926
Net book value of mining assets encumbered by capital leases	67	48
Mine Development [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Gross	6,652	6,590
Buildings and mine infrastructure [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Gross	3,613	3,263
Mineral rights and other [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Gross	1,023	1,045
Assets under construction [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Gross	522	502
Land [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Gross	$ 41	$ 37

Acquired Properties, Net (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Mineral Properties Net [Abstract]
Acquired properties, at cost	$ 2,010	$ 2,168
Accumulated amortization	(1,231)	(1,332)
Net book value December 31,	$ 779	$ 836

Goodwill and Other Intangibles (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Value at January 1	$ 30	$ 30
Additions	16
Accumulated Amortization	(15)	(13)
Balance at December 31	31	17
Goodwill [Roll Forward]
Balance at January 1,	180	162
Translation	2	18
Gross carrying amount	481	479
Accumulated impairment losses	(299)	(299)
Balance at December 31,	182	180
Continental Africa [Member]
Goodwill [Roll Forward]
Balance at January 1,	11	11
Translation	0	0
Gross carrying amount	310	310
Accumulated impairment losses	(299)	(299)
Balance at December 31,	11	11
Australasia [Member]
Goodwill [Roll Forward]
Balance at January 1,	151	133
Translation	2	18
Gross carrying amount	153	151
Accumulated impairment losses	0	0
Balance at December 31,	153	151
Americas [Member]
Goodwill [Roll Forward]
Balance at January 1,	18	18
Translation	0	0
Gross carrying amount	18	18
Accumulated impairment losses	0	0
Balance at December 31,	18	18
Software and Licences
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Value at January 1	0	0
Additions	16
Accumulated Amortization	0	0
Balance at December 31	16	0
Finite-Lived Intangible Assets, Amortization Method	straight line basis
Finite Lived Intangible Asset Residual Value	0
Finite Lived Intangible Assets Future Amortization Expense [Abstract]
Amortization expenses	0	0	0
2012	0
2013	3
2014	5
2015	5
2016	3
Royalty Rate Concession Agreement
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Value at January 1	30	30
Additions	0
Accumulated Amortization	(15)	(13)
Balance at December 31	15	17
Finite-Lived Intangible Assets, Amortization Method	straight line basis
Finite Lived Intangible Asset Residual Value	0
Finite Lived Intangible Assets Future Amortization Expense [Abstract]
Amortization expenses	2	2	2
2012	2
2013	2
2014	2
2015	2
2016	$ 2
Ghana [Member] | Royalty Rate Concession Agreement
Finite-Lived Intangible Assets, Net [Abstract]
Finite Lived Intangible Assets Royalty Concession Percentage Rate	3.00%
Finite-Lived Intangible Assets, Useful Life [Years]	15

Other Long-Term Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts Receivable Net Noncurrent [Abstract]
Prepayments and accrued income	$ 22	$ 31
Recoverable tax, rebates, levies and duties	14	82
Reclamation sites trust fund	29	35
Unamortized issue costs of long-term debt, bonds and revolving credit facility	26	32
Other debtors	1	3
Other Assets, Miscellaneous, Noncurrent	101	192
Available For Sale Securities Continuous Unrealized Loss Position Abstract
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	8	4
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	8	4
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(3)	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	(3)	0
Available For Sale Securities Noncurrent Abstract
Cost	51	35
Gross unrealized gains	34	89
Gross unrealized losses	(3)	0
Fair value (net carrying value)	82	124
Number Of Investments	Five
Cost Method Investments [Abstract]
Cost Method Investments	9	9
Equity Method Investment, Summarized Financial Information [Abstract]
Non-current assets	1,337	1,205
Current assets	675	550
Equity Method Investment, Summarized Financial Information, Assets	2,012	1,755
Long-term liabilities	(64)	(126)
Loans from shareholders	(53)	(4)
Current liabilities	(473)	(260)
Net assets	1,422	1,365
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Sales and other income	966	823	880
Costs and expenses	(679)	(528)	(508)
Taxation	(120)	(126)	(120)
Net income/(loss)	167	169	252
Held To Maturity Securities Debt Maturities Net Carrying Amount [Abstract]
Three to seven years	8
Held To Maturity Securities Debt Maturities Without Single Maturity Date Net Carrying Amount	8	13
Less than one year	85
Restricted cash	23	33
Held-to-maturity Securities, Parenthetical Disclosure [Abstract]
Held To Maturity Securities Fair Value	11	14
Held-to-maturity Securities, Unrecognized Holding Gain	3	1
Held-to-maturity Securities, Restricted [Abstract]
Held To Maturity Assets, Noncurrent	2	2
Notes, Loans and Financing Receivable, Net, Noncurrent [Abstract]
Other loans and assets	9	9
Loans due by equity accounted joint ventures and associates	29	8
Loans and receivables measured at amortized cost	6	6
Post-retirement assets measured according to the employee benefits accounting policy	3	3
Other Assets Noncurrent [Abstract]
Investment in marketable equity securites - available for sale	82	124
Investment in marketable debt securities - held to maturity	8	13
Investment in non-marketable assets - held to maturity	2	2
Cost method investment	9	9
Investment in non-marketable debt securities - held to maturity	85	89
Restricted cash	23	33
Other non-current assets	101	192
Other long-term assets	1,001	1,073
Restricted Cash and Investments, Noncurrent [Abstract]
Non current cash restricted for use	23	33
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	691	611
Impairment loss on Equity investment	10	24	9
Schedule Of Gain Loss On Investments Including Marketable Securities And Investments Held At Cost Income Statement Reported Amounts Summary [Line Items]
Other-than-temporary impairments recognized	21	2	12
Release on disposal of available-for-sale financial assets during the period, net of tax	1	(51)	0
B2 Gold Corporation [Member]
Schedule Of Gain Loss On Investments Including Marketable Securities And Investments Held At Cost Income Statement Reported Amounts Summary [Line Items]
Release on disposal of available-for-sale financial assets during the period, net of tax	0	(47)	0
Release on disposal of available-for-sale financial assets during the period, tax		0
Red5 [Member]
Schedule Of Gain Loss On Investments Including Marketable Securities And Investments Held At Cost Income Statement Reported Amounts Summary [Line Items]
Release on disposal of available-for-sale financial assets during the period, net of tax	0	(4)	0
Release on disposal of available-for-sale financial assets during the period, tax		2
Environmental Rehabilitation Trust Fund [Member]
Schedule Of Gain Loss On Investments Including Marketable Securities And Investments Held At Cost Income Statement Reported Amounts Summary [Line Items]
Release on disposal of available-for-sale financial assets during the period, net of tax	1	0	0
Release on disposal of available-for-sale financial assets during the period, tax	0
South Africa [Member] | First Uranium Corporation [Member]
Schedule Of Gain Loss On Investments Including Marketable Securities And Investments Held At Cost Income Statement Reported Amounts Summary [Line Items]
Other-than-temporary impairments recognized	19	0	0
South Africa [Member] | Village Main Reef Limited [Member]
Schedule Of Gain Loss On Investments Including Marketable Securities And Investments Held At Cost Income Statement Reported Amounts Summary [Line Items]
Other-than-temporary impairments recognized	2	0	0
Colombia [Member] | B2 Gold Corporation [Member]
Schedule Of Gain Loss On Investments Including Marketable Securities And Investments Held At Cost Income Statement Reported Amounts Summary [Line Items]
Other-than-temporary impairments recognized	0	0	12
Americas [Member] | Corvus Gold Incoporated [Member]
Schedule Of Gain Loss On Investments Including Marketable Securities And Investments Held At Cost Income Statement Reported Amounts Summary [Line Items]
Other-than-temporary impairments recognized	0	2	0
Investments In Unlisted Associates [Member]
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	5	7
Investments In Unlisted Associates [Member] | Oro Group Pty Ltd [Member]
Schedule Of Equity Method Investments [Line Items]
Effective percentage held [Percent]	25.00%	25.00%
Investments In Unlisted Associates [Member] | Margaret Water Company [Member]
Schedule Of Equity Method Investments [Line Items]
Effective percentage held [Percent]	33.33%	33.33%
Impairment loss on Equity investment	1	1	0
Investments In Unlisted Associates [Member] | Orpheo Pty Ltd [Member]
Schedule Of Equity Method Investments [Line Items]
Effective percentage held [Percent]	0.00%	50.00%
Impairment loss on Equity investment	2	0	0
Investments In Listed Associates [Member]
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	15	3
Investments In Listed Associates [Member] | Mariana Resources Limited [Member]
Schedule Of Equity Method Investments [Line Items]
Effective percentage held [Percent]	19.86%	0.00%
Equity Method Investment Quoted Market Value	7	0	0
Impairment loss on Equity investment	1	0	0
Purchase price paid	8
Investments In Listed Associates [Member] | Trans Siberian Gold Plc [Member]
Schedule Of Equity Method Investments [Line Items]
Effective percentage held [Percent]	30.90%	30.70%
Equity Method Investment Quoted Market Value	35	33	12
Corporate Joint Venture [Member]
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	671	601
Corporate Joint Venture [Member] | Sadiola [Member]
Schedule Of Equity Method Investments [Line Items]
Effective percentage held [Percent]	41.00%	41.00%
Corporate Joint Venture [Member] | Morila [Member]
Schedule Of Equity Method Investments [Line Items]
Effective percentage held [Percent]	40.00%	40.00%
Corporate Joint Venture [Member] | Yatela [Member]
Schedule Of Equity Method Investments [Line Items]
Effective percentage held [Percent]	40.00%	40.00%
Impairment loss on Equity investment	6	0	0
Corporate Joint Venture [Member] | Thani Ashanti Alliance Limited [Member]
Schedule Of Equity Method Investments [Line Items]
Effective percentage held [Percent]	50.00%	50.00%
Corporate Joint Venture [Member] | AGA Polymetal Strategic Alliance [Member]
Schedule Of Equity Method Investments [Line Items]
Effective percentage held [Percent]	50.00%	50.00%
Impairment loss on Equity investment	0	23	9
Corporate Joint Venture [Member] | Kibali Goldmines Spri [Member]
Schedule Of Equity Method Investments [Line Items]
Effective percentage held [Percent]	45.00%	45.00%
Corporate Joint Venture [Member] | Auru Mar Pty Ltd [Member]
Schedule Of Equity Method Investments [Line Items]
Effective percentage held [Percent]	50.00%	50.00%
Corporate Joint Venture [Member] | Amikan [Member]
Schedule Of Equity Method Investments [Line Items]
Impairment loss on Equity investment			$ 9

Assets and Liabilities Held For Sale (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Long Lived Assets Held For Sale [Line Items]
Assets Held For Sale Long Lived	$ 1	$ 13
Rand Refinery [Member]
Long Lived Assets Held For Sale [Line Items]
Assets Held For Sale Long Lived	1	1
Iss International [Member]
Long Lived Assets Held For Sale [Line Items]
Assets Held For Sale Long Lived	0	12
Gain (Loss) on Sale of Stock in Subsidiary or Equity Method Investee	$ 2

Assets and Liabilities Held for Sale Continued (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets And Liabilities Held For Sale Current [Abstract]
Cash and cash equivalents	$ 0	$ 11
Trade and other receivables	0	2
Inventories	0	1
Property, plant and equipment	1	2
Trade and other payables	0	(3)
Net assets	$ 1	$ 13

Other Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Current Liabilities [Abstract]
Deferred income	$ 6	$ 10
Deferred taxation. Refer to Note 7.	15	12
Pension and other post-retirement medical benefits	12	14	14
Accrual for power	27	42
Other (including accrued liabilities)	60	75
Other current liabilities	120	153
Other Liabilities, Non-Current [Abstract]
Deferred income	3	7
Taxation. Refer to Note 7.	49	52
Other creditors	11	10
Other non-current liabilities	$ 63	$ 69

Long-Term Debt (Details)	12 Months Ended																12 Months Ended		12 Months Ended						12 Months Ended			12 Months Ended			12 Months Ended															12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 Secured Debt [Member] USD ($)	Dec. 31, 2010 Secured Debt [Member] USD ($)	Dec. 31, 2011 Secured Debt [Member] Turbine Square Two Pty Ltd [Member] USD ($)	Dec. 31, 2010 Secured Debt [Member] Turbine Square Two Pty Ltd [Member] USD ($)	Dec. 31, 2011 Secured Debt [Member] Catepillar Financial Services Corporation [Member] USD ($)	Dec. 31, 2010 Secured Debt [Member] Catepillar Financial Services Corporation [Member] USD ($)	Dec. 31, 2011 Secured Debt [Member] Mazuma Capital Corporation [Member] USD ($)	Dec. 31, 2010 Secured Debt [Member] Mazuma Capital Corporation [Member] USD ($)	Dec. 31, 2011 Secured Debt [Member] Navachab Lewcor Mining Contract [Member] USD ($)	Dec. 31, 2010 Secured Debt [Member] Navachab Lewcor Mining Contract [Member] USD ($)	Dec. 31, 2011 Secured Debt [Member] CSI Latina Arrendamento Mercantil S.A. [Member] USD ($)	Dec. 31, 2010 Secured Debt [Member] CSI Latina Arrendamento Mercantil S.A. [Member] USD ($)	Dec. 31, 2011 Unsecured Debt [Member] USD ($)	Dec. 31, 2010 Unsecured Debt [Member] USD ($)	Dec. 31, 2011 Unsecured Debt [Member] Mandatory Convertible Bonds [Member] USD ($)	Dec. 31, 2010 Unsecured Debt [Member] Mandatory Convertible Bonds [Member] USD ($)	Dec. 31, 2011 Unsecured Debt [Member] Rated Bonds [Member] USD ($)	Dec. 31, 2010 Unsecured Debt [Member] Rated Bonds [Member] USD ($)	Dec. 31, 2011 Unsecured Debt [Member] Syndicated Revolving Credit Facility [Member] USD ($)	Dec. 31, 2010 Unsecured Debt [Member] Syndicated Revolving Credit Facility [Member] USD ($)	Apr. 20, 2010 Unsecured Debt [Member] Syndicated Revolving Credit Facility [Member] USD ($)	Dec. 31, 2007 Unsecured Debt [Member] Syndicated Revolving Credit Facility [Member] USD ($)	Dec. 31, 2011 Unsecured Debt [Member] Syndicated Revolving Credit Facility Australian Dollar [Member] USD ($)	Dec. 31, 2011 Unsecured Debt [Member] Syndicated Revolving Credit Facility Australian Dollar [Member] AUD	Dec. 31, 2010 Unsecured Debt [Member] Syndicated Revolving Credit Facility Australian Dollar [Member] USD ($)	Dec. 31, 2011 Unsecured Debt [Member] Convertible Debt [Member] USD ($)	Dec. 31, 2010 Unsecured Debt [Member] Convertible Debt [Member] USD ($)	May 22, 2009 Unsecured Debt [Member] Convertible Debt [Member] USD ($)	Dec. 31, 2011 Unsecured Debt [Member] First Rand Bank Limited [Member] USD ($)	Dec. 31, 2011 Unsecured Debt [Member] First Rand Bank Limited [Member] ZAR	Dec. 31, 2010 Unsecured Debt [Member] First Rand Bank Limited [Member] USD ($)	Dec. 31, 2011 Unsecured Debt [Member] First Rand Bank Limited American Dollars [Member] USD ($)	Dec. 31, 2010 Unsecured Debt [Member] First Rand Bank Limited American Dollars [Member] USD ($)	Dec. 31, 2011 Unsecured Debt [Member] Absa American Dollars [Member] USD ($)	Dec. 31, 2010 Unsecured Debt [Member] Absa American Dollars [Member] USD ($)	Dec. 31, 2011 Unsecured Debt [Member] Nedbank American Dollars [Member] USD ($)	Dec. 31, 2010 Unsecured Debt [Member] Nedbank American Dollars [Member] USD ($)	Dec. 31, 2011 Unsecured Debt [Member] Standard Bank Of South Africa South African Rands [Member] USD ($)	Dec. 31, 2010 Unsecured Debt [Member] Standard Bank Of South Africa South African Rands [Member] USD ($)	Dec. 31, 2011 Unsecured Debt [Member] Nedbank South African Rands [Member] USD ($)	Dec. 31, 2010 Unsecured Debt [Member] Nedbank South African Rands [Member] USD ($)	Dec. 31, 2011 Unsecured Debt [Member] Absa South African Rands [Member] USD ($)	Dec. 31, 2010 Unsecured Debt [Member] Absa South African Rands [Member] USD ($)	Dec. 31, 2011 Unsecured Debt [Member] Grupo Santander Londres [Member] USD ($)	Dec. 31, 2010 Unsecured Debt [Member] Grupo Santander Londres [Member] USD ($)	Dec. 31, 2011 Unsecured Debt [Member] Grupo Santander Brasil [Member] USD ($)	Dec. 31, 2010 Unsecured Debt [Member] Grupo Santander Brasil [Member] USD ($)	Dec. 31, 2011 Unsecured Debt [Member] Brazilean Economic and Social Development Bank [Member] USD ($)	Dec. 31, 2010 Unsecured Debt [Member] Brazilean Economic and Social Development Bank [Member] USD ($)	Dec. 31, 2011 Unsecured Debt [Member] Banco De Desenvolvimento De Minas Gerais [Member] USD ($)	Dec. 31, 2010 Unsecured Debt [Member] Banco De Desenvolvimento De Minas Gerais [Member] USD ($)	Dec. 31, 2011 Unsecured Debt [Member] Ten Year Unsecured Notes [Member] USD ($)	Dec. 31, 2011 Unsecured Debt [Member] Thirty Year Unsecured Notes [Member] USD ($)
Capital Leases Future Minimum Payments Due Abstract
2012	$ 20,000,000
2013	19,000,000
2014	19,000,000
2015	7,000,000
2016	5,000,000
Thereafter	35,000,000
Total minimum lease payments	105,000,000
Less interest	(29,000,000)
Present value of net minimum lease payments	76,000,000
Less current portion	(14,000,000)
Long-term capital lease obligation	62,000,000
Debt Instrument Currency [Abstract]
United States dollars	2,437,000,000	2,585,000,000
South African rands	33,000,000	146,000,000
Brazilian real	6,000,000	6,000,000
Namibian Dollars	29,000,000	0
Debt, Long-term and Short-term, Combined Amount	2,505,000,000	2,737,000,000
Long Term Debt By Maturity [Abstract]
2012	32,000,000
2013	773,000,000
2014	673,000,000
2015	4,000,000
2016	2,000,000
Thereafter	1,021,000,000
Debt, Long-term and Short-term, Combined Amount	2,505,000,000	2,737,000,000
Debt Instrument [Line Items]
Debt And Capital Lease Obligations	1,745,000,000	1,863,000,000
Current maturities included in short term debt	(30,000,000)	(133,000,000)
Long-term debt	1,715,000,000	1,730,000,000
Unsecured Debt [Abstract]
Unsecured Debt																	760,000,000	874,000,000	1,006,000,000	1,006,000,000	0	50,000,000						659,000,000	633,000,000		0		107,000,000													0	4,000,000	2,000,000	4,000,000	1,000,000	1,000,000	1,000,000	0
Long term Debt Fair Value	758,000,000	872,000,000															758,000,000	872,000,000
Debt Instrument, Interest Rate, Stated Percentage [Abstract]
Debt Instrument Interest Rate Stated Percentage (Percent)																	6.00%											3.50%																				8.11%				4.50%		5.38%	6.50%
Line Of Credit Facility Interest Rate Description																					LIBOR plus 1.75 percent per annum				BSSY plus 2 percent per annum	BSSY plus 2 percent per annum					JIBAR plus 0.95 percent	JIBAR plus 0.95 percent														LIBOR plus 1.45 percent per annum				2.3 percent per annum plus delta exchange rate
Secured Debt [Abstract]
Secured Debt					33,000,000	39,000,000	10,000,000	13,000,000	2,000,000	4,000,000	29,000,000	0	2,000,000	2,000,000
Leases, Capital [Abstract]
Capital Lease Obligation Average Interest Rate (Percent)							5.46%		5.60%
Capital Lease Obligation Implied Interest Rate (Percent)					9.80%
Capital Lease Obligation Interest Rate (Percent)											8.40%		3.40%
Long Term Debt Other Disclosures [Abstract]
Debt Instrument Face Amount																	789,000,000													732,500,000																								700,000,000	300,000,000
Senior unsecured fixed rate bonds																			1,000,000,000	1,000,000,000								656,000,000	630,000,000
Drawn down																					0	50,000,000
Accrued interest																			12,000,000	12,000,000	0	0						3,000,000	3,000,000
Accrued interest included in short-term debt at fair value	(2,000,000)	(2,000,000)															(2,000,000)	(2,000,000)
Less: Unamortized discount																			(6,000,000)	(6,000,000)
Long-term debt duration (years)																									four year	four year		5-year																										10-year	30-year
Line Of Credit Facility [Abstract]
Line Of Credit Facility Maximum Borrowing Capacity																							1,000,000,000	1,150,000,000		600,000,000						1,500,000,000
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage (Percent)																					0.70%				50.00%	50.00%
Frequency of Commitment Fee description																					quarterly in arrears				quarterly in arrears	quarterly in arrears
Line of Credit Facility - Debt drawn during the year																					100,000,000
Line of Credit Facility - Debt repaid during the year																					150,000,000
Undrawn borrowing facility															1,765,000,000	1,232,000,000					1,000,000,000	950,000,000			617,000,000		0				14,000,000		139,000,000	50,000,000	50,000,000	42,000,000	42,000,000	2,000,000	0	23,000,000	28,000,000	13,000,000	18,000,000	4,000,000	5,000,000
Longterm Convertible Debt Current And Noncurrent [Abstract]
Mandatory Convertible Bond Maximum Number Of Shares On Conversion (Shares)																	18,140,000
Mandatory Convertible Bond Minimum Number Of Shares On Conversion (Shares)																	14,511,937
Mandatory Convertible Bond Maximum Share Price On Conversion (Per share)																	$ 54.375
Mandatory Convertible Bond Minimum Share Price On Conversion (Per share)																	$ 43.5
Mandatory Convertible Bond Share Price At Period End (Per share)																	$ 42.45	$ 49.23
Convertible at initial conversion price (Per ADS)																												$ 47.6126
Base Principal Amount Of Conversion Feature																												100,000
Convertible Debt If Converted Value In Excess Of Principal																												130,000
Convertible Debt Dealing Days																												20 consecutive dealing days
Convertible Debt Notice Period																												five days
Convertible Bond Derivative Liability Roll Forward [Abstract]
Convertible Bond Derivative Liability, Opening balance																												176,000,000	175,000,000	142,200,000
Fair value movements on conversion features of convertible bonds	(84,000,000)																											(84,000,000)	1,000,000
Convertible Bond Derivative Liability, Closing balance																												92,000,000	176,000,000	142,200,000
Capital Leases, Balance Sheet, Assets by Major Class, Net [Abstract]
Capital Leased Assets - Cost			97,000,000	63,000,000	39,000,000	37,000,000	16,000,000	15,000,000	7,000,000	8,000,000	31,000,000	0	4,000,000	3,000,000
Capital Lease Assets Accumulated Depreciation [Abstract]
Capital Leased Assets - Accumulated Depreciation			$ 30,000,000	$ 15,000,000	$ 18,000,000	$ 9,000,000	$ 5,000,000	$ 2,000,000	$ 3,000,000	$ 2,000,000	$ 2,000,000	$ 0	$ 2,000,000	$ 2,000,000

Provision for Environmental Rehabilitation (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Asset Retirement Obligations Noncurrent [Abstract]
Accrued environmental rehabilitation costs	$ 653	$ 530
Anglo Gold Ahanti Limited Subsidiaries [Member]
Environmental Exit Cost [Line Items]
Accrual For Environmental Loss Contingencies Gross	2,542
Corporate Joint Venture [Member]
Environmental Exit Cost [Line Items]
Accrual For Environmental Loss Contingencies Gross	$ 57

Commitments and Contingencies (Details) In Millions, unless otherwise specified	12 Months Ended																					12 Months Ended																										12 Months Ended
	Dec. 31, 2011 USD ($) number	Dec. 31, 2010 USD ($) number	Dec. 31, 2009 USD ($) number	Dec. 31, 2011 Future Year One [Member] Pounds	Dec. 31, 2011 Syndicated Revolving Credit Facility [Member] USD ($)	Dec. 31, 2010 Syndicated Revolving Credit Facility [Member] USD ($)	Apr. 20, 2010 Syndicated Revolving Credit Facility [Member] USD ($)	Dec. 31, 2011 Rated Bonds [Member] USD ($)	Dec. 31, 2010 Rated Bonds [Member] USD ($)	Dec. 31, 2011 Convertible Debt [Member] USD ($)	Dec. 31, 2010 Convertible Debt [Member] USD ($)	May 22, 2009 Convertible Debt [Member] USD ($)	Dec. 31, 2011 Mandatory Convertible Bonds [Member] USD ($)	Dec. 31, 2010 Mandatory Convertible Bonds [Member] USD ($)	Dec. 31, 2011 Syndicated Revolving Credit Facility Australian Dollar [Member] USD ($)	Dec. 31, 2011 Syndicated Revolving Credit Facility Australian Dollar [Member] AUD	Dec. 31, 2010 Syndicated Revolving Credit Facility Australian Dollar [Member] USD ($)	Dec. 31, 2011 Ten Year Unsecured Notes [Member] USD ($)	Dec. 31, 2011 Thirty Year Unsecured Notes [Member] USD ($)	Dec. 31, 2011 South Africa [Member] USD ($)	Dec. 31, 2010 South Africa [Member] USD ($)	Dec. 31, 2011 Brazil [Member] USD ($)	Dec. 31, 2010 Brazil [Member] USD ($)	Dec. 31, 2011 Brazil [Member] Contingent Liabilities Gold Deliveries Sales Tax First Assessment [Member] USD ($)	Dec. 31, 2010 Brazil [Member] Contingent Liabilities Gold Deliveries Sales Tax First Assessment [Member] USD ($)	Dec. 31, 2011 Brazil [Member] Contingent Liabilities Gold Deliveries Sales Tax Second Assessment [Member] USD ($)	Dec. 31, 2010 Brazil [Member] Contingent Liabilities Gold Deliveries Sales Tax Second Assessment [Member] USD ($)	Dec. 31, 2011 Brazil [Member] Contingent Liabilities Other Tax Disputes State Of Minas Gerais [Member] USD ($)	Dec. 31, 2010 Brazil [Member] Contingent Liabilities Other Tax Disputes State Of Minas Gerais [Member] USD ($)	Dec. 31, 2011 Brazil [Member] Contingent Liabilities Other Tax Disputes Departmento Nacional de Producao Mineral [Member] USD ($)	Dec. 31, 2010 Brazil [Member] Contingent Liabilities Other Tax Disputes Departmento Nacional de Producao Mineral [Member] USD ($)	Dec. 31, 2011 Brazil [Member] Contingent Liabilities Other Tax Disputes Various [Member] USD ($)	Dec. 31, 2010 Brazil [Member] Contingent Liabilities Other Tax Disputes Various [Member] USD ($)	Dec. 31, 2011 Ghana [Member] USD ($)	Dec. 31, 2010 Ghana [Member] USD ($)	Dec. 31, 2011 Tanzania [Member] USD ($)	Dec. 31, 2010 Tanzania [Member] USD ($)	Dec. 31, 2011 Project Expenditure [Member] USD ($)	Dec. 31, 2010 Project Expenditure [Member] USD ($)	Dec. 31, 2011 Stay In Business Expenditure [Member] USD ($)	Dec. 31, 2010 Stay In Business Expenditure [Member] USD ($)	Dec. 31, 2011 Other Contractual Purchase Obligations [Member] USD ($)	Dec. 31, 2010 Other Contractual Purchase Obligations [Member] USD ($)	Dec. 31, 2011 Ashanti Treasury Services Limited [Member] USD ($)	Dec. 31, 2010 Ashanti Treasury Services Limited [Member] USD ($)	Dec. 31, 2011 Geita Management Company Limited [Member] USD ($)	Dec. 31, 2010 Geita Management Company Limited [Member] USD ($)	Dec. 31, 2011 Boddington Gold Mine [Member] USD ($)	Dec. 31, 2010 Boddington Gold Mine [Member] USD ($)	Dec. 31, 2011 Tau Lekoa Gold Mine [Member] USD ($) Oz	Dec. 31, 2011 Tau Lekoa Gold Mine [Member]	Dec. 31, 2010 Tau Lekoa Gold Mine [Member] USD ($)	Dec. 31, 2011 Oro Group [Member] USD ($)	Dec. 31, 2011 Oro Group [Member] ZAR	Dec. 31, 2010 Oro Group [Member] USD ($)	Dec. 31, 2011 Anglo Gold Ashanti United States Of America [Member] USD ($)	Dec. 31, 2010 Anglo Gold Ashanti United States Of America [Member] USD ($)	Dec. 31, 2011 AngloGold Ashanti Australia [Member] USD ($)	Dec. 31, 2010 AngloGold Ashanti Australia [Member] USD ($)	Dec. 31, 2011 Anglo Gold Ashanti [Member] USD ($)	Dec. 31, 2010 Anglo Gold Ashanti [Member] USD ($)
Commitments and Contingencies [Abstract]
Contingent Liabilities Financial Guarantees And Hedging Guarantees Total	$ 2,986	$ 3,047
Contingent Liabilities Contingent Assets Financial Guarantees And Hedging Guarantees Details [Abstract]
Line Of Credit Facility Maximum Borrowing Capacity							1,000									600
Financial Guarantees [Abstract]
Financial Guarantees Surety																																																					12	100	15
Financial Guarantees Reclamation Bonds																																																								101	88
AngloGold Ashanti Environmental bonds																																																										30	28
Financial Guarantees Environmental Guarantees																																																												166	193
Gain Contingencies [Line Items]
Contingent Assets Royalty																																																0	0	0		0
Royalty Revenue	79	8	0																																															5		3
Total royalties received and receivable to date																																																42	4
Contingent Assets Rate Payable Dollar Per Ounce																																																600
Contingent Assets Maximum Royalty Cap																																																100
Contingent Assets Royalty On Further Production Receivable Ounce																																																		1,500,000	1,500,000
Contingent Assets Ounces Produced (Ounces)																																																		219,005	219,005
Contingent Assets Maximum Gold Price Before Royalty Entitlement (ZAR per Kilogram)																																																		180,000	180,000
Contingent Assets Royalty Payment Rate (Percent)																																																		3.00%	3.00%
Royalty Revenue Received Collection Period																																																forty five days
Vulnerability From Concentrations [Abstract]
Collective Bargaining Agreement Time Period	two year
Entity Number Of Employees	61,242	62,046	63,364
Hedging Guarantees [Abstract]
Hedging Guarantees																																												0	0	0	0
Hedging Guarantees Gold Delivery	0	0
Long Term Commitment Excluding Unconditional Purchase Obligation [Abstract]
Contracts For Capital Expenditure	202	176
Authorized by the directors but not yet contracted for	1,128	988
Total Capital Expenditure Commitments	1,330	1,164
Including commitments through contractual arrangements by equity accounted joint ventures amounting to:	14	12
Long Term Purchase Commitment [Line Items]
Within one year																																						832	433	421	404	334	398
Thereafter																																						46	107	31	220	129	140
Total for Project Expenditure																																						878	540
Total for Stay in Business Expenditure																																								452	624
Total for Other Contractual purchase obligations																																										463	538
Loss Contingency [Abstract]
Contingent Liabilities Groundwater Pollution	0	0
Contingent Liabilities Deep Groundwater Pollution																				0	0
Contingent Liabilities Gold Deliveries Sales Tax																						88	89	54	55	34	34
Contingent Liabilities, Gold Deliveries Sales Tax [Percent]																						12.00%
Contingent Liabilities, Other Tax Disputes																						38	34					9	10	21	3	8	21			0	0
Contingent Liabilities Indirect Taxes																																		12	11
Occupational Diseases in Mines and Works Act ("ODMWA") litigation	0	0
Guarantee Obligations [Line Items]
Guarantees Fair Value Disclosure					0	50		1,012	1,012	736	736		791	791	0		0
Line Of Credit Facility Maximum Borrowing Capacity							1,000									600
Line Of Credit Facility Revolving Credit Facility Period					four year										four year	four year
Debt Instrument Face Amount												$ 732.5	$ 789					$ 700	$ 300
Debt Instrument Interest Rate Stated Percentage												3.50%	6.00%					5.38%	6.50%
Significant Purchase and Supply Commitment Long Term Commitment [Line Items]
Forward Pricing Uranium Commitments Pounds (000)				858,000
Average contracted price (Dollar Per Pound)				61.54

Stockholders' Equity (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended											12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 ZAR	May 15, 2009	Dec. 31, 2008	Dec. 31, 2011 Redeemable Preference Shares Class A [Member]	Dec. 31, 2011 Redeemable Preference Shares Class B [Member]	Dec. 31, 2011 Employee Share Ownership Plan [Member]	Dec. 31, 2010 Employee Share Ownership Plan [Member]	Dec. 31, 2009 Employee Share Ownership Plan [Member]	Dec. 31, 2011 Izingwe Holdings [Member] USD ($)	Dec. 31, 2010 Izingwe Holdings [Member] USD ($)	Dec. 31, 2009 Izingwe Holdings [Member] USD ($)	Dec. 31, 2009 Kibali Goldmines [Member] USD ($)
Common Stock Number Of Shares Par Value And Other Disclosures [Abstract]
Stock issued as part of equity offering completed on September 15, 2010		$ 773
Stock issued as part of equity offering completed on September 15, 2010 (shares)		18,140,000
Stock issued on the exercise of options/awards granted in terms of the share incentive scheme (Shares)	889,593	823,411	1,131,916
Stock issued on the exercise of options/awards granted in terms of the share incentive scheme	33	26	25
E shares cancelled and stock issued in accordance with the cancellation formula pertaining to the Employee Share Ownership Plan and Izingwe Holdings (Shares)	99,747	0	1,181
E shares cancelled and stock issued in accordance with the cancellation formula pertaining to the Employee Share Ownership Plan and Izingwe Holdings	20	12	3
Stock transferred from the Employee Share Ownership Plan to exiting employees pursuant to the rules of the scheme	7	10	7
Stock transferred from the Employee Share Ownership Plan to exiting employees pursuant to the rules of the scheme (Shares)	156,958	230,921	189,787
Stock Issued During Period Shares Period Increase Decrease (shares)	1,076,298	18,914,332	8,947,046
Stockholders Equity Period Increase Decrease	60	821	315
Business Acquisition Equity Interests Issued Or Issuable [Line Items]
Stock Issued During Period Value Acquisitions			280												280
Stock Issued During Period Shares Acquisitions (shares)															7,624,162
Equity Method Investment Initial Ownership Percentage															35.00%
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
E Shares Of Common Stock, Cancelled (shares)									922,328	708,872	171,943	(70,000)	(280,000)	0
E Shares Of Common Stock, Cancelled	$ 0	$ 0										$ 0	$ 0	$ 0
Stockholders' Equity
Common Stock Shares Authorized (shares)					600,000,000	400,000,000
Common Stock Par Or Stated Value (ZAR Per Share)				0.25
Common Stock Issuable Directors Discretion Percentage	5.00%
Common Stock Shares Authorized For Issue By Board Of Directors (shares)				19,112,117
Temporary Equity [Line Items]
Temporary Equity, Shares Outstanding (shares)							2,000,000	778,896

Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Convertible Debt [Member]	May 22, 2009 Convertible Debt [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member]	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2011 Estimate Of Fair Value Fair Value Disclosure [Member] Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2011 Fair Value Inputs Level 1 [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2011 Fair Value Inputs Level 1 [Member] Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2011 Fair Value Inputs Level 2 [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2011 Fair Value Inputs Level 2 [Member] Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2011 Fair Value Inputs Level 3 [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2011 Fair Value Inputs Level 3 [Member] Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents						$ 1,112			$ 1,112		$ 0		$ 0
Marketable equity securities						82			82		0		0
Mandatory convertible bonds						(760)			(760)		0		0
Embedded derivative						(1)			0		(1)		0
Option Component Of Convertible Bonds						(92)			0		(92)		0
Long-lived assets abandoned								0		0		0		0
Associates and equity accounted joint ventures								7		7		0		0
Investment in associates	(10)	(24)	(9)				(10)
Assets, Fair Value Disclosure, Nonrecurring								7		7		0		0
(Losses) Gains on Sales of Assets and Asset Impairment Charges							(27)
Long-lived assets abandoned	(17)	(91)	(8)				(17)
Debt Instrument Convertible Inputs Of Conversion Feature [Abstract]
Market quoted bond price (percent)				111.50%
Fair value of bond excluding conversion feature (percent)				98.90%
Fair value of conversion feature (percent)				12.60%
Total issued bond value ($ million)				$ 732.5	$ 732.5

Financial Risk Management Activities (Details) In Millions, except Per Share data, unless otherwise specified	12 Months Ended						12 Months Ended																																		12 Months Ended						12 Months Ended													12 Months Ended
	Dec. 31, 2011 USD ($) Oz	Dec. 31, 2010 USD ($) Oz	Dec. 31, 2009 USD ($) Oz	Dec. 31, 2008 USD ($)	Dec. 31, 2011 Increase share price by three units [Member] Convertible Debt [Member] United States Dollar [Member] USD ($)	Dec. 31, 2011 Decrease share price by three units [Member] Convertible Debt [Member] United States Dollar [Member] USD ($)	Dec. 31, 2011 Increase exchange rate by one unit [Member] South African Rand To United States Dollar Exchange Rate [Member] USD ($)	Dec. 31, 2011 Increase exchange rate by one unit [Member] Namibian Dollar To United States Dollar [Member] USD ($)	Dec. 31, 2011 Decrease exchange rate by one unit [Member] South African Rand To United States Dollar Exchange Rate [Member] USD ($)	Dec. 31, 2011 Decrease exchange rate by one unit [Member] Namibian Dollar To United States Dollar [Member] USD ($)	Dec. 31, 2011 Increase exchange rate by 0.25 unit [Member] Brazilean Real To United States Dollar [Member] USD ($)	Dec. 31, 2011 Decrease exchange rate by 0.25 unit [Member] Brazilean Real To United States Dollar [Member] USD ($)	Dec. 31, 2011 Maturity Profile Amount By Currency United States Dollar [Member] Loans And Finance Receivables [Member] USD ($)	Dec. 31, 2010 Maturity Profile Amount By Currency United States Dollar [Member] Loans And Finance Receivables [Member] USD ($)	Dec. 31, 2011 Maturity Profile Amount By Currency United States Dollar [Member] Interest Rate Risk [Member] USD ($)	Dec. 31, 2011 Maturity Profile Amount By Currency United States Dollar [Member] Borrowings [Member] USD ($)	Dec. 31, 2011 Maturity Profile Amount By Currency South African Rand [Member] Loans And Finance Receivables [Member] ZAR	Dec. 31, 2010 Maturity Profile Amount By Currency South African Rand [Member] Loans And Finance Receivables [Member] ZAR	Dec. 31, 2011 Maturity Profile Amount By Currency South African Rand [Member] Interest Rate Risk [Member] ZAR	Dec. 31, 2011 Maturity Profile Amount By Currency South African Rand [Member] Borrowings [Member] ZAR	Dec. 31, 2011 Maturity Profile Amount By Currency Australian Dollar [Member] Loans And Finance Receivables [Member] AUD	Dec. 31, 2010 Maturity Profile Amount By Currency Australian Dollar [Member] Loans And Finance Receivables [Member] AUD	Dec. 31, 2011 Maturity Profile Amount By Currency Euro [Member] Loans And Finance Receivables [Member] EUR (€)	Dec. 31, 2010 Maturity Profile Amount By Currency Euro [Member] Loans And Finance Receivables [Member] EUR (€)	Dec. 31, 2011 Maturity Profile Amount By Currency Canadian Dollar [Member] Loans And Finance Receivables [Member] CAD	Dec. 31, 2010 Maturity Profile Amount By Currency Canadian Dollar [Member] Loans And Finance Receivables [Member] CAD	Dec. 31, 2011 Maturity Profile Amount By Currency Brazilian Real [Member] Loans And Finance Receivables [Member] BRL	Dec. 31, 2010 Maturity Profile Amount By Currency Brazilian Real [Member] Loans And Finance Receivables [Member] BRL	Dec. 31, 2011 Maturity Profile Amount By Currency Brazilian Real [Member] Interest Rate Risk [Member] BRL	Dec. 31, 2011 Maturity Profile Amount By Currency Brazilian Real [Member] Borrowings [Member] BRL	Dec. 31, 2011 Maturity Profile Amount By Currency Argentinean Peso [Member] Loans And Finance Receivables [Member] ARS	Dec. 31, 2010 Maturity Profile Amount By Currency Argentinean Peso [Member] Loans And Finance Receivables [Member] ARS	Dec. 31, 2011 Maturity Profile Amount By Currency Namibian Dollar [Member] Loans And Finance Receivables [Member] NAD	Dec. 31, 2010 Maturity Profile Amount By Currency Namibian Dollar [Member] Loans And Finance Receivables [Member] NAD	Dec. 31, 2011 Maturity Profile Amount By Currency Namibian Dollar [Member] Interest Rate Risk [Member] NAD	Dec. 31, 2011 Maturity Profile Amount By Currency Namibian Dollar [Member] Borrowings [Member] NAD	Dec. 31, 2011 Carrying Reported Amount Fair Value Disclosure [Member] USD ($)	Dec. 31, 2010 Carrying Reported Amount Fair Value Disclosure [Member] USD ($)	Dec. 31, 2011 Estimate Of Fair Value Fair Value Disclosure [Member] USD ($)	Dec. 31, 2010 Estimate Of Fair Value Fair Value Disclosure [Member] USD ($)	Dec. 31, 2010 Gold [Member] USD ($)	Dec. 31, 2011 Capital Additions[ Member] USD ($)	Dec. 31, 2010 Capital Additions[ Member] USD ($)	Dec. 31, 2011 Forward Contracts [Member] Kg	Dec. 31, 2010 Forward Contracts [Member] Kg	Dec. 31, 2009 Forward Contracts [Member] Kg	Dec. 31, 2011 Forward Contracts [Member] Commodity [Member] USD ($)	Dec. 31, 2010 Forward Contracts [Member] Commodity [Member] USD ($)	Dec. 31, 2011 Option [Member] Convertible Debt [Member] Derivative Liabilities, Noncurrent [Member] USD ($)	Dec. 31, 2010 Option [Member] Convertible Debt [Member] Derivative Liabilities, Noncurrent [Member] USD ($)	Dec. 31, 2011 Warrant [Member] Equity Member Derivative Assets, Current [Member] USD ($)	Dec. 31, 2010 Warrant [Member] Equity Member Derivative Assets, Current [Member] USD ($)	Dec. 31, 2011 Embedded Derivative Financial Instruments [Member] Derivative Liabilities, Noncurrent [Member] USD ($)	Dec. 31, 2011 Put Option [Member] Kg	Dec. 31, 2010 Put Option [Member] Kg	Dec. 31, 2009 Put Option [Member] Kg	Dec. 31, 2011 Call Option [Member] Kg	Dec. 31, 2010 Call Option [Member] Kg	Dec. 31, 2009 Call Option [Member] Kg	Dec. 31, 2011 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Forward Contracts [Member] Commodity [Member] USD ($)	Dec. 31, 2010 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Forward Contracts [Member] Commodity [Member] USD ($)	Dec. 31, 2009 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Forward Contracts [Member] Commodity [Member] USD ($)	Dec. 31, 2011 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Forward Contracts [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2010 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Forward Contracts [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2009 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Forward Contracts [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2011 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Interest Rate Swap Member Gold [Member] USD ($)	Dec. 31, 2010 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Interest Rate Swap Member Gold [Member] USD ($)	Dec. 31, 2009 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Interest Rate Swap Member Gold [Member] USD ($)	Dec. 31, 2011 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Option [Member] Commodity [Member] USD ($)	Dec. 31, 2010 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Option [Member] Commodity [Member] USD ($)	Dec. 31, 2009 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Option [Member] Commodity [Member] USD ($)	Dec. 31, 2011 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Option [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2010 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Option [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2009 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Option [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2011 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Option [Member] Convertible Debt [Member] USD ($)	Dec. 31, 2010 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Option [Member] Convertible Debt [Member] USD ($)	Dec. 31, 2009 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Option [Member] Convertible Debt [Member] USD ($)	Dec. 31, 2011 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Warrant [Member] Equity Member USD ($)	Dec. 31, 2010 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Warrant [Member] Equity Member USD ($)	Dec. 31, 2009 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Warrant [Member] Equity Member USD ($)	Dec. 31, 2011 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Embedded Derivative Financial Instruments [Member] USD ($)	Dec. 31, 2010 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Embedded Derivative Financial Instruments [Member] USD ($)	Dec. 31, 2009 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Embedded Derivative Financial Instruments [Member] USD ($)	Dec. 31, 2011 Product Sales [Member] Forward Contracts [Member] Commodity [Member] USD ($)	Dec. 31, 2010 Product Sales [Member] Forward Contracts [Member] Commodity [Member] USD ($)
Credit Risk Derivatives [Abstract]
Combined maximum credit risk exposure	$ 198	$ 177
Fair Value Concentration Of Risk Derivative Financial Instruments Liabilities	0	1
Derivative [Line Items]
Outstanding Forward Gold Contracts Kilograms																																												0	0	571								0	0	27,071	0	0	120,594
Derivative Instruments Not Designated As Hedging Instruments Gain Loss Net [Abstract]
Realized	0	2,975	544																																																									0	377	535	0	13	(107)	0	15	(16)	0	2,573	144	0	(3)	(12)
Unrealized	(83)	(2,272)	908																																																									0	(265)	188	0	0	15	0	(13)	25	0	(1,999)	648	0	0	3	(84)	1	33	0	5	(5)	1	(1)	1
(Gain)/Loss on non-hedge derivatives	(83)	703	1,452
Derivative Assets Liabilities At Fair Value Net By Balance Sheet Classification [Abstract]
Other Derivatives Not Designated As Hedging Instruments Assets At Fair Value	0	1																																																	0	1
Other Derivatives Not Designated As Hedging Instruments Liabilities At Fair Value	(93)	(176)																																															(92)	(176)			(1)
Derivative Assets Current	0	1																																																	0	1
Derivatives current liabilities	0	0
Derivatives non-current liabilities	(93)	(176)																																															(92)	(176)			(1)
Derivative Assets Noncurrent	0	0
Derivative Assets	0	1
Derivative Liabilities	(93)	(176)
Derivative Instruments Gain Loss Recognized In Other Comprehensive Income Effective Portion Net [Abstract]
Derivative Instruments Gain Loss Recognized In Other Comprehensive Income Effective Portion Net	0	0																																													0	0
Derivative Instruments Gain Loss Reclassified From Accumulated OCI Into Income Effective Portion Net [Abstract]
Derivative Instruments Gain Loss Reclassified From Accumulated OCI Into Income Effective Portion Net	0	52																																																																																		0	52
Derivative Instruments Gain Loss Recognized In Income Ineffective Portion And Amount Excluded From Effectiveness Testing Net [Abstract]
Derivative Instruments Gain Loss Recognized In Income Ineffective Portion And Amount Excluded From Effectiveness Testing Net	0	0	5																																																									0	0
Other Comprehensive Income Derivatives Qualifying As Hedges Net Of Tax Period Increase Decrease [Abstract]
Accumulated other comprehensive income as of January 1,	(3)	(55)																																							(52)	(3)	(3)
Changes in fair value recognized - before tax	0	0																																							0	0	0
Changes in fair value recognized - after tax	0	0
Reclassification adjustments - before tax	0	52																																							52	0	0
Reclassification adjustments - after tax	0	20	98
Accumulated other comprehensive income as of December 31,	(3)	(3)	(55)																																						0	(3)	(3)
Accumulated Other Comprehensive income as of December 31,Net of tax	(2)	(2)	(22)
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	1,112	575	1,100	575																																	1,112	575	1,112	575
Restricted cash																																					58	43	58	43
Short-term debt	(30)	(133)																																			(30)	(133)	(30)	(133)
Short-term debt at fair value	(2)	(2)																																			(2)	(2)	(2)	(2)
Long-term debt	(1,715)	(1,730)																																			(1,715)	(1,730)	(1,857)	(2,059)
Long-term debt at fair value	(758)	(872)																																			(758)	(872)	(758)	(872)
Derivatives	(93)	(175)																																			(93)	(175)	(93)	(175)
Investment in marketable equity securites - available for sale	82	124																																			82	124	82	124
Marketable debt securities - held to maturity	8	13																																			8	13	11	14
Investment in non-marketable assets - held to maturity	2	2																																			2	2	2	2
Non-marketable debt securities - held to maturity	85	89																																			85	89	85	89
Hedge Book Position [Abstract]
Committed Ounces, Period Ending Balance (Ounces)	0	0	3.9
Cash Flow Hedge Open Derivative Instrument Liabilities at Fair Value	0	0	37
Maturity Value Of Capital Expenditure Cash Flow Hedge Losses	3	3	4
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	83	(703)	(1,452)
Cash And Loans Advances Maturities Profile [Abstract]
Cash And Loans, Advances, Maturities Summary By Amount, Fixed Rate, Under One Year													10	13			3,030	969			81	42	0	0	0	0	0	0			0	0	0	102
Cash And Loans, Advances, Maturities Summary By Interest Rate Percentage Type, Fixed Rate, Under One Year													0.48%	0.20%			5.50%	5.58%			4.65%	4.45%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%			0.00%	0.00%	0.00%	5.00%
Cash And Loans, Advance, Maturities Summary By Amount Floating Rate, Under One Year													467	171			164	57			23	25	0	3	0	2	27	30			1	2	119	207
Cash And Loans, Advances, Maturities Summary By Interest Rate Type, Floating Rate Percentage, Under One Year													0.20%	0.19%			3.55%	4.64%			4.45%	4.44%	0.00%	1.00%	0.00%	0.20%	6.61%	8.90%			10.23%	9.00%	4.08%	5.00%
Maturities Of Long Term Debt [Abstract]
Within one year - Borrowings Amount																22				0										4						64
Within one year - Effective Percentage																5.40%				0.00%										5.80%						8.40%
Between one and two years - Borrowings Amount																761				8										3						72
Between one and two years - Effective Percentage																6.00%				9.80%										5.20%						8.40%
Between two and five years - Borrowings Amount																660				40										4						97
Between two and five years - Effective Percentage																3.50%				9.80%										4.00%						8.40%
After five years - Borrowings Amount																994				217										0						0
After five years - Effective Percentage																5.70%				9.80%										0.00%						0.00%
Total Borrowings amount																2,437				265										11						233
Interest Rate Risk [Abstract]
Within one year - Borrowings Amount															22				0										4						64
Within one year - Effective Percentage															5.40%				0.00%										5.80%						8.40%
Between one and three years - Borrowings Amount															1,420				24										5						161
Between one and three years - Effective Percentage															4.80%				9.80%										4.60%						8.40%
After Three years - Borrowings Amount															995				241										2						8
After Three years - Effective Percentage															5.70%				9.80%										4.50%						8.40%
Total Borrowings amount																2,437				265										11						233
Longterm Convertible Debt Current And Noncurrent [Abstract]
Change In Stock Price Per Share	$ 3
Change In Mandatory Convertible Bond Liability	39
Foreign Exchange Risk [Line Items]
Change in borrowings total							(4)	(3)	5	4	(1)	1
Derivative Sensitivity Analysis [Line Items]
Non-hedge accounted					(23)	21
Total change in fair value					(23)	21
Summary Of Derivative Instruments Impact On Results Of Operations [Abstract]
Hedge Settlements Total Accelerated	$ 0	$ 2,698	$ 797

Financial Risk Management Activities Continued (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Maturity Profile Of Derivatives Carrying Value [Line Items]
Derivative Assets	$ 0	$ 1
Derivative Liabilities	(93)	(176)
Derivative Assets Liabilities At Fair Value Net	(93)	(175)
Maturing Within One Year [Member]
Maturity Profile Of Derivatives Carrying Value [Line Items]
Derivative Assets	0	1
Derivative Liabilities	0	0
Derivative Assets Liabilities At Fair Value Net	0	1
Maturing Between One And Two Years [Member]
Maturity Profile Of Derivatives Carrying Value [Line Items]
Derivative Assets	0	0
Derivative Liabilities	0	0
Derivative Assets Liabilities At Fair Value Net	0	0
Maturing Between Two And Five Years [Member]
Maturity Profile Of Derivatives Carrying Value [Line Items]
Derivative Assets	0	0
Derivative Liabilities	(92)	(176)
Derivative Assets Liabilities At Fair Value Net	(92)	(176)
Maturing After Five Years [Member]
Maturity Profile Of Derivatives Carrying Value [Line Items]
Derivative Assets	0	0
Derivative Liabilities	(1)	0
Derivative Assets Liabilities At Fair Value Net	$ (1)	$ 0

Additional Cash Flow Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Additional Cash Flow Elements [Abstract]
Interest paid	$ 144	$ 115	$ 111
Taxation paid	477	188	147
Non-cash investing and financing items not reported in the consolidated statements of cash flows:
Exercise of share options	51	43	20
Foreign exchange transaction gain	11	2	103
Foreign exchange transaction gain included in Interest, dividends and other amounts to	2	3	112
Non cash movements included in Property, plant & equipment	$ 389	$ 302	$ 426

Provision for Pension and Other Post-Retirement Medical Benefits (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan Cost Recognized	$ 64	$ 64	$ 53
Investment Holdings [Line Items]
Investment Owned At Fair Value	89	71
Defined Benefit Plan Weighted Average Asset Allocations [Abstract]
Equity securities (Percent)	56.00%	60.00%
Debt securities (Percent)	37.00%	36.00%
Other (Percent)	7.00%	4.00%
Total Percentage (Percent)	100.00%	100.00%
Defined Benefit Plan Amounts Recognized In Balance Sheet [Abstract]
Net amount recognized	194	191	154
Transferred to other non-current assets	3	3
Short-term portion transferred to other current liabilities.	(12)	(14)	(14)
Total provision classified as a non-current liability	185	180	147
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Net amount recognized	(194)	(191)	(154)
Domestic Equity Security [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	106	150
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	106	150
Domestic Equity Security [Member] | Fair Value Inputs Level 1 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	106	150
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	106	150
Domestic Equity Security [Member] | Fair Value Inputs Level 2 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	0	0
Domestic Equity Security [Member] | Fair Value Inputs Level 3 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	0	0
Foreign Equity Security [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	54	50
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	54	50
Foreign Equity Security [Member] | Fair Value Inputs Level 1 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	54	50
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	54	50
Foreign Equity Security [Member] | Fair Value Inputs Level 2 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	0	0
Foreign Equity Security [Member] | Fair Value Inputs Level 3 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	0	0
Domestic Corporate Debt Securities [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	81	95
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	81	95
Domestic Corporate Debt Securities [Member] | Fair Value Inputs Level 1 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	81	95
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	81	95
Domestic Corporate Debt Securities [Member] | Fair Value Inputs Level 2 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	0	0
Domestic Corporate Debt Securities [Member] | Fair Value Inputs Level 3 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	0	0
Foreign Corporate Debt Securities [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	14	13
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	14	13
Foreign Corporate Debt Securities [Member] | Fair Value Inputs Level 1 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	14	13
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	14	13
Foreign Corporate Debt Securities [Member] | Fair Value Inputs Level 2 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	0	0
Foreign Corporate Debt Securities [Member] | Fair Value Inputs Level 3 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	0	0
Real Estate [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	3	4
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	3	4
Real Estate [Member] | Fair Value Inputs Level 1 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	3	4
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	3	4
Real Estate [Member] | Fair Value Inputs Level 2 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	0	0
Real Estate [Member] | Fair Value Inputs Level 3 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	0	0
Cash And Cash Equivalents [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	16	11
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	16	11
Cash And Cash Equivalents [Member] | Fair Value Inputs Level 1 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	16	11
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	16	11
Cash And Cash Equivalents [Member] | Fair Value Inputs Level 2 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	0	0
Cash And Cash Equivalents [Member] | Fair Value Inputs Level 3 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	0	0
Specialised Credit Unlisted [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	10	11
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	10	11
Specialised Credit Unlisted [Member] | Fair Value Inputs Level 1 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	0	0
Specialised Credit Unlisted [Member] | Fair Value Inputs Level 2 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	10	11
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	10	11
Specialised Credit Unlisted [Member] | Fair Value Inputs Level 3 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	0	0
Pension Plans Defined Benefit [Member]
Defined Benefit Plan Amounts Recognized In Balance Sheet [Abstract]
Net amount recognized	23	0	(5)
Transferred to other non-current assets	0	0	5
Defined Benefit Plan Accumulated Benefit Obligation	269	290	230
Defined Benefit Plan Change In Benefit Obligation Roll Forward
Benefit obligation at January 1,	334	269	199
Service cost	7	7	6
Interest cost	25	25	16
Plan participants contributions	2	2	2
Actuarial loss/(gain)	22	21	(2)
Benefits paid	(19)	(28)	(8)
Translation	(64)	38	56
Benefit obligation at December 31,	307	334	269
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at January 1,	334	274	188
Actual return on plan assets	24	40	32
Company contributions	7	8	5
Plan participants contributions	2	2	2
Benefits paid	(19)	(28)	(8)
Translation	(64)	38	55
Fair value of plan assets at December 31,	284	334	274
Funded/(Unfunded) status at end of year	(23)	0	5
Net amount recognized	(23)	0	5
Defined Benefit Plan Net Periodic Benefit Cost Abstract
Service cost	7	7	6
Interest cost	25	25	16
Actuarial gains and losses	28	10	(14)
Expected return on assets	(30)	(29)	(20)
Net periodic benefit cost	30	13	(12)
Weighted-average assumptions used to determine benefit obligations at December 31,
Discount rate (Percent)	8.75%	8.50%	9.25%
Rate of compensation increase (Percent)	8.00%	7.25%	7.50%
Short Term Increase In Compensation Rates (Percent)	7.50%	7.50%	7.00%
Long Term Increase In Compensation Rates (Percent)	8.00%	7.25%	7.50%
Weighted-average assumptions used to determine the net periodic benefit cost for the years ended December 31,
Discount rate (Percent)	8.75%	8.50%	9.25%
Expected long-term return on plan assets (Percent)	11.20%	9.99%	10.63%
Rate of compensation increase (Percent)	8.00%	7.25%	7.50%
Pension Increase (Percent)	5.40%	4.73%	4.95%
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	284	334	274
Defined Benefit Plan Estimated Future Employer Contributions In Next Fiscal Year	5
Defined Benefit Plan Estimated Future Benefit Payments [Abstract]
2012	20
2013	20
2014	21
2015	21
2016	21
2017 - 2021	115
Defined Benefit Postretirement Health Coverage [Member]
Defined Benefit Plan Amounts Recognized In Balance Sheet [Abstract]
Net amount recognized	159	179	149
Defined Benefit Plan Change In Benefit Obligation Roll Forward
Benefit obligation at January 1,	179	149	115
Service cost	1	1	0
Interest cost	13	13	9
Actuarial loss/(gain)	11	10	4
Benefits paid	(13)	(14)	(10)
Translation	(32)	20	31
Benefit obligation at December 31,	159	179	149
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Funded/(Unfunded) status at end of year	(159)	(179)	(149)
Net amount recognized	(159)	(179)	(149)
Defined Benefit Plan Net Periodic Benefit Cost Abstract
Service cost	1	1	0
Interest cost	13	13	9
Actuarial gains and losses	11	10	4
Net periodic benefit cost	25	24	13
Weighted-average assumptions used to determine the net periodic benefit cost for the years ended December 31,
Discount rate (Percent)	8.75%	8.50%	9.25%
Defined Benefit Plan Assumed Health Care Cost Trend Rates [Abstract]
Expected increase in health care costs (Percent)	7.50%	7.60%	7.00%
Health care cost trend assumed for next year (Percent)	7.50%	7.60%	7.00%
Rate to which the cost trend is assumed to decline (ultimate trend rate) (Percent)	7.50%	7.60%	7.00%
Defined Benefit Plan Effect Of One Percentage Point Change In Assumed Health Care Cost Trend Rates Abstract
Effect of 1-percentage increase on total service and interest cost	2
Effect of 1-percentage increase on post-retirement benefit obligation	17
Effect of 1-percentage decrease on total service and interest cost	(1)
Effect of 1-percentage decrease on post-retirement benefit obligation	(14)
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Estimated Future Employer Contributions In Next Fiscal Year	12
Defined Benefit Plan Estimated Future Benefit Payments [Abstract]
2012	12
2013	13
2014	14
2015	14
2016	14
2017 - 2021	74
Post Retirement Medical Benefits Rand Refinery [Member]
Defined Benefit Plan Amounts Recognized In Balance Sheet [Abstract]
Transferred to other non-current assets	2	3	2
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Amounts Recognized In Balance Sheet [Abstract]
Net amount recognized	12	12	10
Defined Benefit Plan Accumulated Benefit Obligation	12	12	10
Defined Benefit Plan Change In Benefit Obligation Roll Forward
Benefit obligation at January 1,	22	18	17
Interest cost	1	1	0
Actuarial loss/(gain)	0	5	0
Benefits paid	(2)	(2)	(1)
Translation	0	0	2
Benefit obligation at December 31,	21	22	18
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at January 1,	10	8	6
Actual return on plan assets	1	2	0
Benefits paid	0	(1)	0
Translation	(2)	1	2
Fair value of plan assets at December 31,	9	10	8
Funded/(Unfunded) status at end of year	(12)	(12)	(10)
Net amount recognized	(12)	(12)	(10)
Defined Benefit Plan Net Periodic Benefit Cost Abstract
Interest cost	1	1	0
Actuarial gains and losses	(1)	(1)	0
Net periodic benefit cost	0	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	9	10	8
Defined Benefit Plan Estimated Future Benefit Payments [Abstract]
2012	2
2013	2
2014	2
2015	2
2016	2
2017 - 2021	8
Ashanti Retired Staff Pension Plan [Member]
Defined Benefit Plan Amounts Recognized In Balance Sheet [Abstract]
Transferred to other non-current assets	1	0	0
Equity Securities [Member] | Anglo Gold Ashanti [Member]
Investment Holdings [Line Items]
Investments in related parties (Shares)	100,079	119,758
Investment Owned At Fair Value	4	6
Defined Benefit Plan Weighted Average Asset Allocations [Abstract]
Equity securities (Percent)	1.50%	1.80%
Other Bond Investments Exceeding Five Percent Of Plan Assets [Member] | I F M Corporate Bond Unit Trust [Member]
Investment Holdings [Line Items]
Investments owned (Shares)	287,226,346	267,975,059
Investment Owned At Fair Value	36	41
Defined Benefit Plan Weighted Average Asset Allocations [Abstract]
Debt securities (Percent)	12.70%	12.20%
Other Bond Investments Exceeding Five Percent Of Plan Assets [Member] | Allan Gray Orbis Global Equity Fund [Member]
Investment Holdings [Line Items]
Investments owned (Shares)	242,110	243,210
Investment Owned At Fair Value	27	30
Defined Benefit Plan Weighted Average Asset Allocations [Abstract]
Debt securities (Percent)	9.50%	9.00%
Other Bond Investments Exceeding Five Percent Of Plan Assets [Member] | Stonehage Contrarius Global Equity Fund [Member]
Investment Holdings [Line Items]
Investments owned (Shares)	1,251,535	0
Investment Owned At Fair Value	26	0
Defined Benefit Plan Weighted Average Asset Allocations [Abstract]
Debt securities (Percent)	9.10%	0.00%
Australia [Member] | Sunrise Dam, Tropicana And Other [Member]
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan Cost Recognized	5	4	4
Namibia [Member] | Navachab [Member]
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan Cost Recognized	2	1	1
Tanzania [Member] | Geita [Member]
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan Cost Recognized	0	0	0
North America [Member] | Cripple Creek And Victor [Member]
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan Cost Recognized	2	2	2
Defined Contribution Footnote Disclosure [Abstract]
Maximum Employee Contribution To Defined Contribution Fund Percentage	60.00%
Employer Contribution Ratio To Defined Contribution Fund Percent	5.00%
Maximum Employer Contribution To Defined Contribution Fund Percentage	150.00%
South America [Member] | Anglo Gold Ashanti Brasil Mineracao Cerro Vanguardia And Serra Grande [Member]
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan Cost Recognized	2	4	1
Defined Contribution Footnote Disclosure [Abstract]
Employee Contibution To Defined Contibution Fund Percentage	11.00%
Employer Contibution To Defined Contibution Fund Percentage	17.00%
Ghana And Guinea [Member] | Iduapriem Obuasi And Siguiri [Member]
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan Cost Recognized	5	5	4
South Africa [Member] | Great Noligwa Kopanang Moab Khotsong Mponeng Savuka Tau Tona Corporate And Other [Member]
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan Cost Recognized	$ 48	$ 48	$ 41

Segment and Geographical Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation Of Operating Profit Loss From Segments To Consolidated [Abstract]
Segmental total	$ 2,559	$ 1,655	$ 960
Exploration costs	(279)	(206)	(150)
General and administrative expense	(287)	(228)	(158)
Market development costs	(9)	(14)	(10)
Non-hedge derivative gain/(loss) and movement on bonds	196	(786)	(1,452)
Taxation benefit/(expense)	(705)	(255)	33
Noncontrolling interests	(50)	(54)	(48)
Net income/(loss) - attributable to AngloGold Ashanti	1,425	112	(825)
Segment Reporting Information, Revenues from Product Sales [Abstract]
Revenues from product sales	6,962	2,690	3,599
Total revenues from product sales	6,570	5,334	3,784
Depreciation And Amortization [Abstract]
Depreciation and amortization expense	798	729	637
Depreciation, depletion and amortization	789	720	615
Segment Reporting Information Income (Loss) Before Income Taxes [Abstract]
Total segment income	2,559	1,655	960
Reconciliation Of Assets From Segment To Consolidated [Abstract]
Total assets	11,185	10,388	10,662
Assets held for sale	1	16
Geographic Areas Expenditure Long Lived Assets [Abstract]
Expenditure for additions to long-lived assets	1,527	1,015	1,027
Total expenditure for additions to long-lived assets	1,439	973	1,019
Interest Revenue (Expense), Net [Abstract]
Interest revenue	52	43	54
Interest expense	178	151	123
Equity income/(loss) in associates	59	40	88
South Africa [Member]
Reconciliation Of Operating Profit Loss From Segments To Consolidated [Abstract]
Segmental total	1,021	675	574
Segment Reporting Information, Revenues from Product Sales [Abstract]
Revenues from product sales	2,561	875	1,374
Depreciation And Amortization [Abstract]
Depreciation and amortization expense	360	357	281
Segment Reporting Information Income (Loss) Before Income Taxes [Abstract]
Total segment income	1,021	675	574
Reconciliation Of Assets From Segment To Consolidated [Abstract]
Total assets	2,974	3,370	3,354
Geographic Areas Expenditure Long Lived Assets [Abstract]
Expenditure for additions to long-lived assets	549	430	395
Interest Revenue (Expense), Net [Abstract]
Interest revenue	28	27	30
Interest expense	5	7	4
Equity income/(loss) in associates	(2)	(1)	(2)
South Africa [Member] | Tau Lekao [Member]
Reconciliation Of Assets From Segment To Consolidated [Abstract]
Assets held for sale	0	0	73
South Africa [Member] | Rand Refinery [Member]
Reconciliation Of Assets From Segment To Consolidated [Abstract]
Assets held for sale	1	1	1
South Africa [Member] | Iss International Limited And Iss Pacific Limited [Member]
Reconciliation Of Assets From Segment To Consolidated [Abstract]
Assets held for sale	0	15	0
Continental Africa [Member]
Reconciliation Of Operating Profit Loss From Segments To Consolidated [Abstract]
Segmental total	941	493	199
Segment Reporting Information, Revenues from Product Sales [Abstract]
Revenues from product sales	2,529	1,038	1,242
Depreciation And Amortization [Abstract]
Depreciation and amortization expense	223	185	207
Segment Reporting Information Income (Loss) Before Income Taxes [Abstract]
Total segment income	941	493	199
Reconciliation Of Assets From Segment To Consolidated [Abstract]
Total assets	4,365	4,093	4,055
Geographic Areas Expenditure Long Lived Assets [Abstract]
Expenditure for additions to long-lived assets	418	232	196
Interest Revenue (Expense), Net [Abstract]
Interest revenue	14	3	3
Interest expense	1	7	4
Equity income/(loss) in associates	89	69	102
Australasia [Member]
Reconciliation Of Operating Profit Loss From Segments To Consolidated [Abstract]
Segmental total	38	158	(15)
Segment Reporting Information, Revenues from Product Sales [Abstract]
Revenues from product sales	385	206	291
Depreciation And Amortization [Abstract]
Depreciation and amortization expense	42	35	38
Segment Reporting Information Income (Loss) Before Income Taxes [Abstract]
Total segment income	38	158	(15)
Reconciliation Of Assets From Segment To Consolidated [Abstract]
Total assets	714	534	496
Geographic Areas Expenditure Long Lived Assets [Abstract]
Expenditure for additions to long-lived assets	102	40	177
Interest Revenue (Expense), Net [Abstract]
Interest revenue	4	2	12
Interest expense	0	1	2
Americas [Member]
Reconciliation Of Operating Profit Loss From Segments To Consolidated [Abstract]
Segmental total	751	508	335
Segment Reporting Information, Revenues from Product Sales [Abstract]
Revenues from product sales	1,487	571	692
Depreciation And Amortization [Abstract]
Depreciation and amortization expense	173	152	111
Segment Reporting Information Income (Loss) Before Income Taxes [Abstract]
Total segment income	751	508	335
Reconciliation Of Assets From Segment To Consolidated [Abstract]
Total assets	2,527	2,170	2,012
Geographic Areas Expenditure Long Lived Assets [Abstract]
Expenditure for additions to long-lived assets	452	309	257
Interest Revenue (Expense), Net [Abstract]
Interest revenue	4	10	8
Interest expense	3	3	12
Other Areas [Member]
Reconciliation Of Operating Profit Loss From Segments To Consolidated [Abstract]
Segmental total	(192)	(179)	(133)
Segment Reporting Information Income (Loss) Before Income Taxes [Abstract]
Total segment income	(192)	(179)	(133)
Reconciliation Of Assets From Segment To Consolidated [Abstract]
Total assets	605	221	745
Geographic Areas Expenditure Long Lived Assets [Abstract]
Expenditure for additions to long-lived assets	6	4	2
Interest Revenue (Expense), Net [Abstract]
Interest revenue	2	1	1
Interest expense	169	133	101
Equity income/(loss) in associates	(28)	(28)	(12)
Significant Reconciling Items [Member]
Segment Reporting Information, Revenues from Product Sales [Abstract]
Less: Equity method investments included above	(392)	(331)	(358)
Plus/less: Loss/(gain) on realized non-hedge derivatives included above	0	2,975	543
Depreciation And Amortization [Abstract]
Less: Equity method investments included above	(9)	(9)	(22)
Geographic Areas Expenditure Long Lived Assets [Abstract]
Less: Equity method investments included above	(88)	(42)	(8)
South Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Entity-Wide Disclosure, Material Revenue	2,561	2,207	1,665
Entity-Wide Disclosure, Material Long-lived Assets	2,151	2,458	2,176
Brazil [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Entity-Wide Disclosure, Material Revenue	767	599	437
Entity-Wide Disclosure, Material Long-lived Assets	950	768	689
Ghana [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Entity-Wide Disclosure, Material Revenue	802	566	513
Entity-Wide Disclosure, Material Long-lived Assets	2,034	1,924	1,887
Tanzania [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Entity-Wide Disclosure, Material Revenue	753	0	0
United States Of America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Entity-Wide Disclosure, Material Long-lived Assets	$ 810	$ 719	$ 671

Segment Geographical area data (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total revenues	$ 7,030	$ 2,760	$ 3,766
Sales and other income	6,642	5,402	3,954
Geographic Areas Long Lived Assets [Abstract]
Long-Lived Assets by area	8,554	8,391	7,904
South Africa [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total revenues	2,596	899	1,395
Geographic Areas Long Lived Assets [Abstract]
Long-Lived Assets by area	2,360	2,701	2,393
Continental Africa [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total revenues	2,529	1,043	1,243
Geographic Areas Long Lived Assets [Abstract]
Long-Lived Assets by area	3,544	3,437	3,405
Australasia [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total revenues	389	208	308
Geographic Areas Long Lived Assets [Abstract]
Long-Lived Assets by area	441	373	342
Americas [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total revenues	1,499	573	691
Geographic Areas Long Lived Assets [Abstract]
Long-Lived Assets by area	2,088	1,808	1,678
Other Areas [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total revenues	17	37	129
Geographic Areas Long Lived Assets [Abstract]
Long-Lived Assets by area	121	72	86
Significant Reconciling Items [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Less: Equity method investments included above	(388)	(333)	(355)
Plus/less: Loss/(gain) on realized non-hedge derivatives included above	$ 0	$ 2,975	$ 543

AngloGold Limited Share Incentive Scheme and Plans (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 ZAR	May 07, 2010	Dec. 31, 2011 Price Range One [Member] ZAR	Dec. 31, 2011 Price Range Two [Member] ZAR	Dec. 31, 2011 Time Related Options [Member] ZAR number	Dec. 31, 2010 Time Related Options [Member] ZAR number	Dec. 31, 2009 Time Related Options [Member] ZAR number	Dec. 31, 2011 Performance Related Options [Member] ZAR number	Dec. 31, 2010 Performance Related Options [Member] ZAR number	Dec. 31, 2009 Performance Related Options [Member] ZAR number	Dec. 31, 2011 Time And Performance Related Options [Member]	Dec. 31, 2011 Bonus Share Plan [Member] ZAR number	Dec. 31, 2010 Bonus Share Plan [Member] ZAR number	Dec. 31, 2009 Bonus Share Plan [Member] ZAR number	Dec. 31, 2008 Bonus Share Plan [Member] ZAR	Dec. 31, 2011 Long-Term Incentive Plan [Member] ZAR number	Dec. 31, 2010 Long-Term Incentive Plan [Member] ZAR number	Dec. 31, 2009 Long-Term Incentive Plan [Member] ZAR number	Dec. 31, 2008 Long-Term Incentive Plan [Member] ZAR	Dec. 31, 2011 Bonus Share Plan And Long Term Incentive Plan [Member] USD ($) number	Dec. 31, 2010 Bonus Share Plan And Long Term Incentive Plan [Member] USD ($) number	Dec. 31, 2009 Bonus Share Plan And Long Term Incentive Plan [Member] USD ($) number	Dec. 31, 2011 Employee Share Ownership Plan [Member] USD ($) number	Dec. 31, 2011 Employee Share Ownership Plan [Member] ZAR	Dec. 31, 2010 Employee Share Ownership Plan [Member] USD ($) number	Dec. 31, 2010 Employee Share Ownership Plan [Member] ZAR	Dec. 31, 2009 Employee Share Ownership Plan [Member] USD ($) number	Dec. 31, 2009 Employee Share Ownership Plan [Member] ZAR	Dec. 31, 2008 Employee Share Ownership Plan [Member] ZAR	Dec. 31, 2007 Employee Share Ownership Plan [Member] ZAR	Dec. 31, 2006 Employee Share Ownership Plan [Member] ZAR	Dec. 31, 2011 Employee Share Ownership Plan [Member] Bokamoso Esop [Member] ZAR	Dec. 31, 2011 Employee Share Ownership Plan [Member] Izingwe [Member] ZAR	Dec. 31, 2011 E Ordinary Shares [Member] ZAR number	Dec. 31, 2010 E Ordinary Shares [Member] ZAR number	Dec. 31, 2009 E Ordinary Shares [Member] ZAR number	Dec. 31, 2008 E Ordinary Shares [Member] ZAR	Dec. 31, 2007 E Ordinary Shares [Member] ZAR	Dec. 31, 2006 E Ordinary Shares [Member] ZAR	Dec. 31, 2011 Ghana Employee Share Ownership Plan [Member] USD ($)	Dec. 31, 2010 Ghana Employee Share Ownership Plan [Member] USD ($)	Dec. 31, 2009 Ghana Employee Share Ownership Plan [Member] USD ($)	Apr. 29, 2009 Ghana Employee Share Ownership Plan [Member] USD ($)
Employee Service Share Based Compensation Aggregate Disclosures [Abstract]
Number of shares authorized (Number of shares)					17,000,000
Maximum aggregate number of shares acquired by any one participant (Percent)				5.00%
Maximum aggregate number of shares acquired by any one participant (Number of shares)	850,000	850,000
Unallocated balance of shares subject to the Share Incentive Scheme (Number of shares)		11,398,904		10,075,485
Number of schemes				six
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation cost recognized	$ 54	$ 59	$ 41																				$ 42	$ 45	$ 27	$ 12		$ 12		$ 12													$ 0	$ 2	$ 2
Unrecognized compensation cost related to unvested awards																							27	23	18	9		8		16
Unrecognized compensation cost, period for recognition (years)																							2	2	2	3	3	3	3	4	4
Black economic empowerment transaction restructuring costs for Izingwe Holdings (Proprietary) Limited	7	0	0
Liability recognized in the consolidated balance sheet in respect of unexercised rights																																											1	2
Share-based Payment Awards, Additional General Disclosures [Abstract]
Common shares issued in terms of Share Incentive Scheme (Number of shares)														221,429	466,849				201,315
Options exercised after year end (Number of shares)														9,847
Award requisite service period (Years)											three				three				three	three	three	three
Award vesting period, maximum (Years)											ten
Bonus Share Plan, Vesting Conditions [Abstract]
Bonus Share Plan Awards, Vesting after One year (Percent)																		40.00%
Bonus Share Plan Awards, Vesting after Two years (Percent)																		60.00%
Bonus Share Plan, Additional Awards Granted (Percent)																		20.00%
Options, Outstanding [Roll Forward]
Options outstanding at January 1, (Number of shares)								1,000			392,000
Options Exercised (Number of shares)								(1,000)			(221,000)
Options Forfeited (Terminations) (Number of shares)											0
Options outstanding at December 31, (Number of shares)								0	1,000		171,000	392,000
Options exercisable at December 31, (Number of shares)								0			171,000
Options, Weighted Average Exercise Price [Abstract]
Options outstanding at January 1, (ZAR per share)								194			242
Options Exercised (ZAR per share)								194			249
Options Forfeited (Terminations) (ZAR per share)											0
Options outstanding at December 31, (ZAR per share)								0	194		232	242
Options exercisable at December 31, (ZAR per share)								0			232
Summary of the salient features of options [Abstract]
Total intrinsic value of options outstanding at period end (R millions)								0	0	5	19	33	42
Intrinsic value of options exercised (R millions)								0	5	15	17	17	49
Weighted average remaining contractual term (years)								0	1	1	2	3	4
Amount Less Than A Million								Less than R1 million.	Less than R1 million.																													Less than R1 million.	Less than R1 million.				Less than a million
Equity Instruments Other than Options, Additional Disclosures [Abstract]
Calculated fair value (ZAR per share)															340	280.9	293.99	267.05	340	280.9	293.99	267.05					306.99					188	306	320			49.57			13	79	105
Total intrinsic value of awards outstanding at period end (R millions)															627	508	397		681	522	387						112		142		204						43	0	0
Intrinsic value of awards exercised (R millions)															153	146	75		66	26	22						51		72		58						6	0	0
Weighted average remaining contractual term (years)															6	7	7		6	7	7					1	1	1	1	2	2						1	1	2
Awards, Outstanding [Roll Forward]
Awards outstanding at January 1, (Number of shares)															1,552,000				1,600,000							435,000	435,000										1,686,000						49,000
Awards Granted (Number of shares)															821,000				686,000							49,000	49,000										769,000
Awards Exercised (Number of shares)															(467,000)				(201,000)							(157,000)	(157,000)																(24,000)
Awards Forfeited (Terminations) (Number of shares)															(81,000)				(103,000)							(16,000)	(16,000)										(62,000)						(1,000)
Awards Reallocated (Number of shares)																										16,000	16,000										62,000
Awards Cancelled (Number of shares)																																					(408,000)
Awards converted (Number of shares)																																					(514,000)
Awards outstanding at December 31, (Number of shares)															1,825,000	1,552,000			1,982,000	1,600,000						327,000	327,000	435,000	435,000								1,533,000	1,686,000					24,000	49,000
Awards exercisable at December 31, (Number of shares)															681,000				242,000							0	0										0						0
Awards, Weighted Average Exercise Price [Abstract]
Awards outstanding at January 1, (ZAR per share)																																					366
Awards granted (ZAR per share)																																					320
Awards Reallocated (ZAR per share)																																					333
Awards Forfeited (Terminations) (ZAR per share)																																					333
Awards Cancelled (ZAR per share)																																					320
Awards converted (ZAR per share)																																					315
Awards outstanding at December 31, (ZAR per share)																																					315	366
Awards exercisable at December 31, (ZAR per share)																																					0
Long Term Incentive Plan [Abstract]
Long Term Incentive Plan Two Shareholder Returns (Percent)																			30.00%	30.00%	30.00%	30.00%
Long Term Incentive Plan Two Adjusted EPS (Percent)																			30.00%	30.00%	30.00%	30.00%
Long Term Incentive Plan Two Strategic Performance Measures (Percent)																			40.00%	40.00%	40.00%	40.00%
Employee Share Ownership Plan [Abstract]
Employee Stock Ownership Plan E S O P Restructuring Tranches (Tranches)																										two tranches	two tranches
Employee Stock Ownership Plan E S O P Restructuring Strike Price (ZAR per share)																																			320	330
Dividend Payment Percentage To E Ordinary Shareholders In Cash (Percent)	50.00%																									50.00%	50.00%
Dividend Payment Percentage To E Ordinary Shareholders To Reduce Exercise (Percent)	50.00%																									50.00%	50.00%
Employee Stock Ownership Plan E S O P Restructuring Additional Time Period [Years]																										One year	One year
Employee Stock Ownership Plan E S O P Restructuring Minimum Payout (ZAR per share)																																			40	40
Employee Stock Ownership Plan E S O P Restructuring Maximum Payout																																			90	70
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Incremental Compensation Cost (ZAR per share)																											29.14
Share-based Arrangements with Employees and Nonemployees [Abstract]
Share Based Compensation Arrangement By Share Based Payment Award Incremental Compensation Cost Including Cash Costs Recognized																										$ 12		$ 0
The award of free ordinary shares to the employees [Abstract]
E Ordinary Shares Cancellation Period (Years)																																										six
E Ordinary Shares Start Cancellation Period																																										third
Risk-free interest rate (Percent)																																					6.63%			7.00%	7.00%	7.00%
Dividend yield (Percent)																																					0.99%			1.39%	2.06%	2.30%
Volatility factor of market share price (Percent)																																					33.50%			35.00%	33.00%	36.00%
Initial Grant Price (ZAR per share)																																								288
Restructured Grant Price (ZAR per share)																																					320
Cash Settled Share Incentive Scheme [Abstract]
Share Appreciation Rights Entitlement (Number of shares)																																													20
Share Appreciation Rights, Number of Tranches																																													four
Share Appreciation Rights, Share Price On Date of Issue (USD per share)																																														$ 32.15
Share Appreciation Rights, Share Price On Payment of First Tranche (USD per share)																																													$ 28.46
Share Appreciation Rights, Share Price On Payment of Second Tranche (USD per share)																																												$ 39.5
Share Appreciation Rights, Share Price On Payment of Third Tranche (USD per share)																																											$ 49.24
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range Lower Range Limit (ZAR per Share)						144	212
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range Upper Range Limit (ZAR per Share)						211	300
Quantity of options within range (Number of shares)				171,000		28,000	143,000
Weighted average exercise prices (ZAR per share)				235		194	243
Weighted average contractual life (Years)				1.6		2	1.5
Share based Compensation Arrangement By Share based Payment Award Time Related Options Outstanding [Abstract]
Time Related Options, Exercise Period (Years)	five
Time Related Options, Vesting in Year 2 (Percent)	20.00%
Time Related Options, Vesting in Year 3 (Percent)	20.00%
Time Related Options, Vesting in Year 4 (Percent)	20.00%
Time Related Options, Vesting in Year 5 (Percent)	40.00%

Condensed financial information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Statement Of Income [Abstract]
Sales and other income	$ 6,642	$ 5,402	$ 3,954
Product sales	6,570	5,334	3,784
Interest, dividends and other	72	68	170
Costs and expenses	4,521	5,021	4,852
Production costs	2,977	2,656	2,229
Exploration costs	279	206	150
Related Party Transactions	(12)	(15)	(18)
General and administrative expenses/(recoveries)	287	228	158
Royalties paid	193	142	84
Market development costs	9	14	10
Depreciation, depletion and amortization	789	720	615
Impairment of assets	17	91	8
Interest expense	178	151	123
Accretion expense	28	22	17
Employment severance costs	15	23	14
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(43)	(3)	10
Non-hedge derivative (gain)/loss and movement on bonds	(196)	786	1,452
(Loss)/income before income tax provision	2,121	381	(898)
Taxation benefit/(expense)	(705)	(255)	33
Equity income/(loss) in associates	59	40	88
Equity income/(loss) in subsidiaries	0	0	0
Net income/(loss) from continuing operations	1,475	166	(777)
Preferred Stock Dividends	0	0	0
Net income/(loss)	1,475	166	(777)
Less: Net income attributable to noncontrolling interests	(50)	(54)	(48)
Net income/(loss) - attributable to AngloGold Ashanti	1,425	112	(825)
ASSETS
Current Assets	2,631	1,997
Cash and cash equivalents	1,112	575	1,100	575
Restricted cash	35	10
Receivables, inter-group balances and other current assets	1,484	1,412
Property, plant and equipment, net	6,123	5,926
Acquired properties, net	779	836
Goodwill	182	180	162
Other intangibles, net	31	17
Other long-term inventory	31	27
Materials on the leach pad	393	331
Other long-term assets and deferred taxation assets	1,015	1,074
Total assets	11,185	10,388	10,662
LIABILITIES AND EQUITY
Current Liabilities Including Intergroup Balances	919	1,004
Other non-current liabilities	63	69
Long-term debt	2,473	2,602
Derivatives	93	176
Deferred taxation liabilities	1,242	1,200
Provision for environmental rehabilitation	653	530
Other accrued liabilities	35	38
Provision for pension and other post-retirement medical benefits	185	180	147
Commitments and Contingencies	0	0
Equity	5,522	4,589	3,445	3,406
Share capital - 600,000,000 (2010 - 600,000,000) authorized common stock of 25 ZAR cents each. Share capital - 4,280,000 (2010 - 4,280,000) authorized E ordinary shares of 25 ZAR cents each. Ordinary shares issued 2011 - 381,915,437 (2010 - 380,769,139). E ordinary shares issued 2011 - 1,050,000 (2010 - 1,120,000)	13	13
Additional paid in capital	8,740	8,670
Accumulated deficit	(2,575)	(3,869)
Accumulated Other Comprehensive Income And Reserves	(796)	(348)
Total AngloGold Ashanti stockholders' equity	5,382	4,466
Noncontrolling interests	140	123
Total liabilities and equity	11,185	10,388
Parent Company [Member]
Statement Of Income [Abstract]
Sales and other income	2,709	2,348	1,775
Product sales	2,561	2,207	1,665
Interest, dividends and other	148	141	110
Costs and expenses	2,417	4,130	2,073
Production costs	1,115	1,091	862
Exploration costs	19	14	6
Related Party Transactions	(12)	(15)	(18)
General and administrative expenses/(recoveries)	249	164	96
Royalties paid	73	38	0
Market development costs	5	7	5
Depreciation, depletion and amortization	354	352	277
Impairment of assets	14	73	4
Interest expense	5	7	4
Accretion expense	12	10	6
Employment severance costs	9	19	10
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	574	2,041	12
Non-hedge derivative (gain)/loss and movement on bonds	0	329	809
(Loss)/income before income tax provision	292	(1,782)	(298)
Taxation benefit/(expense)	(333)	(1)	112
Equity income/(loss) in associates	62	63	98
Equity income/(loss) in subsidiaries	1,465	1,907	(673)
Net income/(loss) from continuing operations	1,486	187	(761)
Preferred Stock Dividends	(61)	(75)	(64)
Net income/(loss)	1,425	112	(825)
Less: Net income attributable to noncontrolling interests	0	0	0
Net income/(loss) - attributable to AngloGold Ashanti	1,425	112	(825)
ASSETS
Current Assets	833	1,169
Cash and cash equivalents	388	152	231	154
Restricted cash	1	1
Receivables, inter-group balances and other current assets	444	1,016
Property, plant and equipment, net	1,940	2,197
Acquired properties, net	167	217
Goodwill	0	0
Other intangibles, net	9	0
Other long-term inventory	0	0
Materials on the leach pad	0	0
Other long-term assets and deferred taxation assets	4,362	3,328
Total assets	7,311	6,911
LIABILITIES AND EQUITY
Current Liabilities Including Intergroup Balances	889	1,293
Other non-current liabilities	49	52
Long-term debt	33	39
Derivatives	0	0
Deferred taxation liabilities	641	720
Provision for environmental rehabilitation	147	176
Other accrued liabilities	0	0
Provision for pension and other post-retirement medical benefits	170	165
Commitments and Contingencies	0	0
Equity	5,382	4,466
Share capital - 600,000,000 (2010 - 600,000,000) authorized common stock of 25 ZAR cents each. Share capital - 4,280,000 (2010 - 4,280,000) authorized E ordinary shares of 25 ZAR cents each. Ordinary shares issued 2011 - 381,915,437 (2010 - 380,769,139). E ordinary shares issued 2011 - 1,050,000 (2010 - 1,120,000)	13	13
Additional paid in capital	8,740	8,670
Accumulated deficit	(2,575)	(3,869)
Accumulated Other Comprehensive Income And Reserves	(796)	(348)
Total AngloGold Ashanti stockholders' equity	5,382	4,466
Noncontrolling interests	0	0
Total liabilities and equity	7,311	6,911
IOMco [Member]
Statement Of Income [Abstract]
Sales and other income	1	(2)	(38)
Product sales	0	0	0
Interest, dividends and other	1	(2)	(38)
Costs and expenses	99	1,120	625
Production costs	0	0	0
Exploration costs	18	12	14
Related Party Transactions	0	0	0
General and administrative expenses/(recoveries)	27	6	(121)
Royalties paid	0	0	0
Market development costs	0	0	0
Depreciation, depletion and amortization	0	0	0
Impairment of assets	0	0	0
Interest expense	69	69	67
Accretion expense	0	0	0
Employment severance costs	0	0	0
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(15)	1,033	665
Non-hedge derivative (gain)/loss and movement on bonds	0	0	0
(Loss)/income before income tax provision	(98)	(1,122)	(663)
Taxation benefit/(expense)	(2)	(1)	(2)
Equity income/(loss) in associates	(3)	(23)	(10)
Equity income/(loss) in subsidiaries	808	373	(383)
Net income/(loss) from continuing operations	705	(773)	(1,058)
Preferred Stock Dividends	0	0	0
Net income/(loss)	705	(773)	(1,058)
Less: Net income attributable to noncontrolling interests	0	0	0
Net income/(loss) - attributable to AngloGold Ashanti	705	(773)	(1,058)
ASSETS
Current Assets	2,469	2,265
Cash and cash equivalents	458	114	578	229
Restricted cash	0	0
Receivables, inter-group balances and other current assets	2,011	2,151
Property, plant and equipment, net	0	0
Acquired properties, net	0	0
Goodwill	0	0
Other intangibles, net	0	0
Other long-term inventory	0	0
Materials on the leach pad	0	0
Other long-term assets and deferred taxation assets	3,558	736
Total assets	6,027	3,001
LIABILITIES AND EQUITY
Current Liabilities Including Intergroup Balances	1,550	1,587
Other non-current liabilities	0	0
Long-term debt	994	1,044
Derivatives	0	0
Deferred taxation liabilities	0	0
Provision for environmental rehabilitation	0	0
Other accrued liabilities	0	0
Provision for pension and other post-retirement medical benefits	0	0
Commitments and Contingencies	0	0
Equity	3,483	370
Share capital - 600,000,000 (2010 - 600,000,000) authorized common stock of 25 ZAR cents each. Share capital - 4,280,000 (2010 - 4,280,000) authorized E ordinary shares of 25 ZAR cents each. Ordinary shares issued 2011 - 381,915,437 (2010 - 380,769,139). E ordinary shares issued 2011 - 1,050,000 (2010 - 1,120,000)	5,269	4,587
Additional paid in capital	435	363
Accumulated deficit	(2,220)	(4,580)
Accumulated Other Comprehensive Income And Reserves	(1)	0
Total AngloGold Ashanti stockholders' equity	3,483	370
Noncontrolling interests	0	0
Total liabilities and equity	6,027	3,001
Non Guarantor Subsidiaries [Member]
Statement Of Income [Abstract]
Sales and other income	4,108	3,233	2,273
Product sales	4,009	3,127	2,119
Interest, dividends and other	99	106	154
Costs and expenses	1,453	2,818	2,777
Production costs	1,862	1,565	1,367
Exploration costs	242	180	130
Related Party Transactions	0	0	0
General and administrative expenses/(recoveries)	32	44	149
Royalties paid	120	104	84
Market development costs	4	7	5
Depreciation, depletion and amortization	435	368	338
Impairment of assets	3	18	4
Interest expense	104	75	52
Accretion expense	16	12	11
Employment severance costs	6	4	4
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(1,175)	(16)	(10)
Non-hedge derivative (gain)/loss and movement on bonds	(196)	457	643
(Loss)/income before income tax provision	2,655	415	(504)
Taxation benefit/(expense)	(370)	(253)	(77)
Equity income/(loss) in associates	0	0	0
Equity income/(loss) in subsidiaries	0	0	0
Net income/(loss) from continuing operations	2,285	162	(581)
Preferred Stock Dividends	(61)	(76)	(65)
Net income/(loss)	2,224	86	(646)
Less: Net income attributable to noncontrolling interests	(50)	(54)	(48)
Net income/(loss) - attributable to AngloGold Ashanti	2,174	32	(694)
ASSETS
Current Assets	3,486	3,869
Cash and cash equivalents	266	309	291	192
Restricted cash	34	9
Receivables, inter-group balances and other current assets	3,186	3,551
Property, plant and equipment, net	4,183	3,729
Acquired properties, net	612	619
Goodwill	198	197
Other intangibles, net	22	17
Other long-term inventory	31	27
Materials on the leach pad	393	331
Other long-term assets and deferred taxation assets	815	914
Total assets	9,740	9,703
LIABILITIES AND EQUITY
Current Liabilities Including Intergroup Balances	2,992	6,116
Other non-current liabilities	46	71
Long-term debt	1,446	1,519
Derivatives	93	176
Deferred taxation liabilities	596	471
Provision for environmental rehabilitation	506	354
Other accrued liabilities	35	38
Provision for pension and other post-retirement medical benefits	15	15
Commitments and Contingencies	0	0
Equity	4,011	943
Share capital - 600,000,000 (2010 - 600,000,000) authorized common stock of 25 ZAR cents each. Share capital - 4,280,000 (2010 - 4,280,000) authorized E ordinary shares of 25 ZAR cents each. Ordinary shares issued 2011 - 381,915,437 (2010 - 380,769,139). E ordinary shares issued 2011 - 1,050,000 (2010 - 1,120,000)	897	897
Additional paid in capital	219	219
Accumulated deficit	(3,521)	(4,350)
Accumulated Other Comprehensive Income And Reserves	6,277	4,055
Total AngloGold Ashanti stockholders' equity	3,872	821
Noncontrolling interests	139	122
Total liabilities and equity	9,740	9,703
Consolidation Eliminations [Member]
Statement Of Income [Abstract]
Sales and other income	(176)	(177)	(56)
Product sales	0	0	0
Interest, dividends and other	(176)	(177)	(56)
Costs and expenses	552	(3,047)	(623)
Production costs	0	0	0
Exploration costs	0	0	0
Related Party Transactions	0	0	0
General and administrative expenses/(recoveries)	(21)	14	34
Royalties paid	0	0	0
Market development costs	0	0	0
Depreciation, depletion and amortization	0	0	0
Impairment of assets	0	0	0
Interest expense	0	0	0
Accretion expense	0	0	0
Employment severance costs	0	0	0
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	573	(3,061)	(657)
Non-hedge derivative (gain)/loss and movement on bonds	0	0	0
(Loss)/income before income tax provision	(728)	2,870	567
Taxation benefit/(expense)	0	0	0
Equity income/(loss) in associates	0	0	0
Equity income/(loss) in subsidiaries	(2,273)	(2,280)	1,056
Net income/(loss) from continuing operations	(3,001)	590	1,623
Preferred Stock Dividends	122	151	129
Net income/(loss)	(2,879)	741	1,752
Less: Net income attributable to noncontrolling interests	0	0	0
Net income/(loss) - attributable to AngloGold Ashanti	(2,879)	741	1,752
ASSETS
Current Assets	(4,157)	(5,306)
Cash and cash equivalents	0	0	0	0
Restricted cash	0	0
Receivables, inter-group balances and other current assets	(4,157)	(5,306)
Property, plant and equipment, net	0	0
Acquired properties, net	0	0
Goodwill	(16)	(17)
Other intangibles, net	0	0
Other long-term inventory	0	0
Materials on the leach pad	0	0
Other long-term assets and deferred taxation assets	(7,720)	(3,904)
Total assets	(11,893)	(9,227)
LIABILITIES AND EQUITY
Current Liabilities Including Intergroup Balances	(4,512)	(7,992)
Other non-current liabilities	(32)	(54)
Long-term debt	0	0
Derivatives	0	0
Deferred taxation liabilities	5	9
Provision for environmental rehabilitation	0	0
Other accrued liabilities	0	0
Provision for pension and other post-retirement medical benefits	0	0
Commitments and Contingencies	0	0
Equity	(7,354)	(1,190)
Share capital - 600,000,000 (2010 - 600,000,000) authorized common stock of 25 ZAR cents each. Share capital - 4,280,000 (2010 - 4,280,000) authorized E ordinary shares of 25 ZAR cents each. Ordinary shares issued 2011 - 381,915,437 (2010 - 380,769,139). E ordinary shares issued 2011 - 1,050,000 (2010 - 1,120,000)	(6,166)	(5,484)
Additional paid in capital	(654)	(582)
Accumulated deficit	5,741	8,930
Accumulated Other Comprehensive Income And Reserves	(6,276)	(4,055)
Total AngloGold Ashanti stockholders' equity	(7,355)	(1,191)
Noncontrolling interests	1	1
Total liabilities and equity	$ (11,893)	$ (9,227)

Condensed financial information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement Of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	$ 2,550	$ 1,038	$ 443
Net income/(loss)	1,475	166	(777)
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	27	22	18
Depreciation, depletion and amortization	789	720	615
Impairment of assets	17	91	8
Deferred taxation	299	138	(199)
Cash utilized for hedge book settlements	0	(2,611)	(797)
Other non cash items	(115)	2,695	1,577
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	189	131	19
Effect of changes in operating working capital items:
Net movement in inter-group receivables and payables	0	0	0
Receivables	(13)	(153)	(44)
Inventories	(244)	(215)	(169)
Accounts payable and other current liabilities	126	54	192
Net cash used in investing activities	(1,603)	(1,887)	(268)
Increase in non-current investments	(262)	(158)	(443)
Proceeds on disposal of associates	0	1	0
Net associates and equity accounted joint ventures loans advanced	(25)	(3)	(2)
Affiliates loans repaid	0	0	0
Additions to property, plant and equipment	(1,393)	(973)	(1,019)
Expenditure on intangible assets	(16)	0	0
Proceeds on sale of mining assets	19	69	1,142
Proceeds from sale of investments	91	142	81
Cash Outflows From Derivatives Purchased	0	(984)	(18)
Cash inflows from derivatives purchased	0	0	0
Net loans receivable repaid	4	0	1
Net loans receivable advanced	0	(6)	0
Proceeds on disposal of subsidiary	9	0	0
Cash of subsidiary disposed	(11)	0	0
Change in restricted cash	(19)	25	(10)
Net cash generated/(used) by financing activities	(319)	230	303
Net changes in short-term debt	(109)	(1,159)	(853)
Issuance of stock	10	798	306
Share issue expenses	(1)	(20)	(11)
Net changes in long-term debt	(50)	1,833	896
Debt issue costs	0	(39)	(14)
Payments for (Proceeds from) Derivative Instrument, Financing Activities	0	(1,066)	35
Dividends (paid)/received	(169)	(117)	(56)
Net increase/(decrease) in cash and cash equivalents	628	(619)	478
Effect of exchange rate changes on cash	(102)	105	47
Cash and cash equivalents at beginning of period	575	1,100	575
Cash and cash equivalents at ending of period	1,112	575	1,100
Cash and cash equivalents - December 31	586	586
Cash and cash equivalents - January 1	586	586
Disposal Group Including Discontinued Operation Cash And Cash Equivalents		11
Parent Company [Member]
Statement Of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	1,158	116	326
Net income/(loss)	1,425	112	(825)
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	577	2,071	12
Depreciation, depletion and amortization	354	352	277
Impairment of assets	14	73	4
Deferred taxation	212	119	(141)
Cash utilized for hedge book settlements		(993)	0
Other non cash items	(1,709)	(1,522)	946
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	36	36	(3)
Effect of changes in operating working capital items:
Net movement in inter-group receivables and payables	146	10	27
Receivables	14	(27)	(5)
Inventories	23	(11)	(23)
Accounts payable and other current liabilities	66	(104)	57
Net cash used in investing activities	(552)	(943)	(398)
Increase in non-current investments	(32)	0	0
Proceeds on disposal of associates		1
Net associates and equity accounted joint ventures loans advanced	0	(3)	(2)
Additions to property, plant and equipment	(529)	(424)	(386)
Expenditure on intangible assets	(10)
Proceeds on sale of mining assets	6	60	0
Proceeds from sale of investments	0	0	0
Cash Outflows From Derivatives Purchased		(577)	(11)
Net loans receivable repaid	4		1
Net loans receivable advanced		0
Proceeds on disposal of subsidiary	9
Cash of subsidiary disposed	0
Change in restricted cash	0	0	0
Net cash generated/(used) by financing activities	(282)	729	103
Net changes in short-term debt	(99)	126	0
Issuance of stock	10	798	306
Share issue expenses	(1)	(20)	(11)
Net changes in long-term debt	0	0	0
Debt issue costs	0	0	0
Payments for (Proceeds from) Derivative Instrument, Financing Activities	0	(49)	(83)
Dividends (paid)/received	(192)	(126)	(109)
Net increase/(decrease) in cash and cash equivalents	324	(98)	31
Effect of exchange rate changes on cash	(88)	19	46
Cash and cash equivalents at beginning of period	152	231	154
Cash and cash equivalents at ending of period	388	152	231
IOMco [Member]
Statement Of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	11	(1,129)	(481)
Net income/(loss)	705	(773)	(1,058)
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	(15)	1,033	665
Depreciation, depletion and amortization	0	0	0
Impairment of assets	0	0	0
Deferred taxation	0	0	0
Cash utilized for hedge book settlements		0	0
Other non cash items	(789)	(1,973)	(1,685)
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	0	0	0
Effect of changes in operating working capital items:
Net movement in inter-group receivables and payables	108	580	1,571
Receivables	0	3	(3)
Inventories	0	0	0
Accounts payable and other current liabilities	2	1	29
Net cash used in investing activities	(103)	(42)	(344)
Increase in non-current investments	(98)	(42)	(344)
Proceeds on disposal of associates		0
Net associates and equity accounted joint ventures loans advanced	(5)	0	0
Additions to property, plant and equipment	0	0	0
Expenditure on intangible assets	0
Proceeds on sale of mining assets	0	0	0
Proceeds from sale of investments	0	0	0
Cash Outflows From Derivatives Purchased		0	0
Net loans receivable repaid	0		0
Net loans receivable advanced		0
Proceeds on disposal of subsidiary	0
Cash of subsidiary disposed	0
Change in restricted cash	0	0	0
Net cash generated/(used) by financing activities	436	707	1,174
Net changes in short-term debt	0	(1,000)	(764)
Issuance of stock	202	310	693
Share issue expenses	0	0	0
Net changes in long-term debt	(50)	1,044	674
Debt issue costs	0	(13)	0
Payments for (Proceeds from) Derivative Instrument, Financing Activities	0	0	0
Dividends (paid)/received	284	366	571
Net increase/(decrease) in cash and cash equivalents	344	(464)	349
Effect of exchange rate changes on cash	0	0	0
Cash and cash equivalents at beginning of period	114	578	229
Cash and cash equivalents at ending of period	458	114	578
Non Guarantor Subsidiaries [Member]
Statement Of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	1,503	2,202	727
Net income/(loss)	2,224	86	(646)
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	(1,108)	(21)	(2)
Depreciation, depletion and amortization	435	368	338
Impairment of assets	3	18	4
Deferred taxation	87	19	(58)
Cash utilized for hedge book settlements		(1,618)	(797)
Other non cash items	199	4,021	3,540
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	153	95	22
Effect of changes in operating working capital items:
Net movement in inter-group receivables and payables	(254)	(590)	(1,598)
Receivables	(27)	(129)	(36)
Inventories	(267)	(204)	(146)
Accounts payable and other current liabilities	58	157	106
Net cash used in investing activities	(948)	(902)	474
Increase in non-current investments	(132)	(116)	(99)
Proceeds on disposal of associates		0
Net associates and equity accounted joint ventures loans advanced	(20)	0	0
Additions to property, plant and equipment	(864)	(549)	(633)
Expenditure on intangible assets	(6)
Proceeds on sale of mining assets	13	9	1,142
Proceeds from sale of investments	91	142	81
Cash Outflows From Derivatives Purchased		(407)	(7)
Net loans receivable repaid	0		0
Net loans receivable advanced		6
Proceeds on disposal of subsidiary	0
Cash of subsidiary disposed	(11)
Change in restricted cash	(19)	25	(10)
Net cash generated/(used) by financing activities	(595)	(1,357)	(1,103)
Net changes in short-term debt	(10)	(285)	(89)
Issuance of stock	(202)	(310)	(693)
Share issue expenses	0	0	0
Net changes in long-term debt	0	789	222
Debt issue costs	0	(26)	(14)
Payments for (Proceeds from) Derivative Instrument, Financing Activities	0	(1,017)	118
Dividends (paid)/received	(383)	(508)	(647)
Net increase/(decrease) in cash and cash equivalents	(40)	(57)	98
Effect of exchange rate changes on cash	(14)	86	1
Cash and cash equivalents at beginning of period	309	291	192
Cash and cash equivalents at ending of period	266	309	291
Cash and cash equivalents - December 31	320	320
Cash and cash equivalents - January 1	320	320
Disposal Group Including Discontinued Operation Cash And Cash Equivalents		11
Consolidation Eliminations [Member]
Statement Of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	(122)	(151)	(129)
Net income/(loss)	(2,879)	741	1,752
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	573	(3,061)	(657)
Depreciation, depletion and amortization	0	0	0
Impairment of assets	0	0	0
Deferred taxation	0	0	0
Cash utilized for hedge book settlements		0	0
Other non cash items	2,184	2,169	(1,224)
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	0	0	0
Effect of changes in operating working capital items:
Net movement in inter-group receivables and payables	0	0	0
Receivables	0	0	0
Inventories	0	0	0
Accounts payable and other current liabilities	0	0	0
Net cash used in investing activities	0	0	0
Increase in non-current investments	0	0	0
Proceeds on disposal of associates		0
Net associates and equity accounted joint ventures loans advanced	0	0	0
Additions to property, plant and equipment	0	0	0
Expenditure on intangible assets	0
Proceeds on sale of mining assets	0	0	0
Proceeds from sale of investments	0	0	0
Cash Outflows From Derivatives Purchased		0	0
Net loans receivable repaid	0		0
Net loans receivable advanced		0
Proceeds on disposal of subsidiary	0
Cash of subsidiary disposed	0
Change in restricted cash	0	0	0
Net cash generated/(used) by financing activities	122	151	129
Net changes in short-term debt	0	0	0
Issuance of stock	0	0	0
Share issue expenses	0	0	0
Net changes in long-term debt	0	0	0
Debt issue costs	0	0	0
Payments for (Proceeds from) Derivative Instrument, Financing Activities	0	0	0
Dividends (paid)/received	122	151	129
Net increase/(decrease) in cash and cash equivalents	0	0	0
Effect of exchange rate changes on cash	0	0	0
Cash and cash equivalents at beginning of period	0	0	0
Cash and cash equivalents at ending of period	$ 0	$ 0	$ 0

Subsequent Events (Details) In Millions, unless otherwise specified	Mar. 16, 2012 Pamodzi Gold Orkney Pty Limited [Member] number	Feb. 08, 2012 Sale [Member] Aga Polymetal Strategic Alliance [Member] USD ($)	Mar. 02, 2012 Acquisition [Member] First Uranium Pty Limited [Member] USD ($)	Mar. 16, 2012 Pending or Threatened Litigation [Member] Pamodzi Gold Orkney Pty Limited [Member] USD ($)	Mar. 16, 2012 Pending or Threatened Litigation [Member] Pamodzi Gold Orkney Pty Limited [Member] ZAR	Mar. 16, 2012 Pending Or Threatened Litigation For Reimbursement [Member] Pamodzi Gold Orkney Pty Limited [Member] USD ($) Kg	Mar. 16, 2012 Pending Or Threatened Litigation For Reimbursement [Member] Pamodzi Gold Orkney Pty Limited [Member] ZAR	Dec. 31, 2019 Change in Tax Status [Member] Ghana [Member]	Dec. 31, 2011 Change in Tax Status [Member] Ghana [Member]	Apr. 26, 2019 Change in Tax Status [Member] Ghana [Member]
Subsequent Events [Line Items]
Subsequent Event Amount		$ 20	$ 335
Loss Contingency, Damages Sought, Value				$ 11.1	89.5	$ 0.9	7.1
Number of Plaintiffs (Number)	4
Disputed Gold (Kilograms)						26.9	26.9
Current Rate of Tax (Percent)									25.00%
Tax Rate As Per Stability Agreement (Percent)										30.00%
Change In Enacted Tax Rate (Percent)								35.00%